SUNAMERICA INCOME FUNDS

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

SUNAMERICA SERIES, INC.

SUNAMERICA SPECIALTY SERIES

Harborside 5, 185 Hudson St., Suite 3300
Jersey City, NJ 07311-4992
800-858-8850

April 16, 2021

Dear Shareholder:

The Board of Directors or Trustees, as applicable (the “Board”), of each registered investment company listed in the table below under the heading Registrants (each, a “Registrant” and collectively, the “Registrants”) has called a Joint Special Meeting of Shareholders (the “Special Meeting”) of its respective series listed in the table below under the heading Target Funds (each, a “Target Fund” and collectively, the “Target Funds”) to be held virtually on June 10, 2021 at 3:00 p.m., Eastern time. The purpose of the Special Meeting is to vote on important proposals that affect your investment in your Target Fund.

Registrants	Target Funds
SunAmerica Series, Inc., a Maryland corporation	AIG Focused Dividend Strategy Fund
SunAmerica Specialty Series, a Delaware statutory trust	AIG Focused Growth Fund
SunAmerica Series, Inc., a Maryland corporation	AIG Select Dividend Growth Fund
SunAmerica Senior Floating Rate Fund, Inc., a Maryland corporation	AIG Senior Floating Rate Fund
SunAmerica Income Funds, a Massachusetts business trust	AIG U.S. Government Securities Fund

On December 23, 2020, SunAmerica Asset Management, LLC (“SunAmerica”), investment advisor to the Target Funds, entered into an agreement to sell certain assets relating to its retail mutual fund asset management business to Touchstone Advisors, Inc. (“Touchstone Advisors”), investment advisor to the Touchstone family of mutual funds and an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (the “Transaction”). Currently, Touchstone Advisors’ retail mutual fund platform includes 38 separate mutual funds that are managed by Touchstone Advisors and sub-advised by various institutional investment managers (the “Touchstone Funds”).

In connection with SunAmerica’s decision to sell certain assets relating to its retail mutual fund asset management business, SunAmerica recommended and the Board of each Registrant approved an Agreement and Plan of Reorganization with respect to each Target Fund pursuant to which the Target Fund would be reorganized into a corresponding Touchstone Fund (each, a “Reorganization” and collectively, the “Reorganizations”) as set forth in the table below under the heading Acquiring Funds (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”).

i

Target Funds	Acquiring Funds
AIG Focused Dividend Strategy Fund	Touchstone Dividend Equity Fund, a newly created series of Touchstone Funds Group Trust
AIG Focused Growth Fund	Touchstone Sands Capital Select Growth Fund, a series of Touchstone Funds Group Trust
AIG Select Dividend Growth Fund	Touchstone Dividend Equity Fund, a newly created series of Touchstone Funds Group Trust
AIG Senior Floating Rate Fund	Touchstone Credit Opportunities Fund, a series of Touchstone Funds Group Trust
AIG U.S. Government Securities Fund	Touchstone Active Bond Fund, a series of Touchstone Funds Group Trust

The Board of each Registrant believes that the proposed respective Reorganization is in the best interests of the Target Fund and recommends that you vote FOR the proposed Reorganization of your Target Fund.

We have enclosed a Joint Proxy Statement/Prospectus that describes each Reorganization proposal in greater detail, as well as important information about the Acquiring Funds. Your vote is extremely important, so please read the entire Joint Proxy Statement/Prospectus. Please contact our proxy solicitor, AST Fund Solutions, LLC, at 866-340-7108 with any questions.

Thank you for your consideration of these important proposals.

Sincerely,

/s/ John T. Genoy
President

ii

SunAmerica Income Funds

SunAmerica Senior Floating Rate Fund, Inc.

SunAmerica Series, Inc.

SunAmerica Specialty Series

Harborside 5, 185 Hudson St., Suite 3300
Jersey City, NJ 07311-4992
800-858-8850

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 10, 2021

To the Shareholders:

Notice is hereby given that a Joint Special Meeting of Shareholders (the “Special Meeting”) of each registered investment company listed in the table below under the heading Registrants (each, a “Registrant” and collectively, the “Registrants”), on behalf of its respective series listed in the table below under the heading Target Funds (each, a “Target Fund” and collectively, the “Target Funds”), will be held virtually on June 10, 2021 at 3:00 p.m., Eastern time, and any adjournment or postponement thereof.

Registrants	Target Funds
SunAmerica Series, Inc., a Maryland corporation	AIG Focused Dividend Strategy Fund
SunAmerica Specialty Series, a Delaware statutory trust	AIG Focused Growth Fund
SunAmerica Series, Inc., a Maryland corporation	AIG Select Dividend Growth Fund
SunAmerica Senior Floating Rate Fund, Inc., a Maryland corporation	AIG Senior Floating Rate Fund
SunAmerica Income Funds, a Massachusetts business trust	AIG U.S. Government Securities Fund

At the Special Meeting, shareholders of each Target Fund will be asked to consider the following proposals:

1. To approve an Agreement and Plan of Reorganization (the “Plan”) between Touchstone Funds Group Trust, on behalf of the respective series thereof identified in the table below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) and each Registrant, on behalf of the applicable Target Fund, providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for shares of the Acquiring Fund as set forth in the table below and the assumption by the Acquiring Fund of the liabilities (other than certain excluded liabilities) of the Target Fund, as described in the respective Plan; (ii) the pro rata distribution, by class, to the Target Fund’s shareholders of the shares of the Acquiring Fund as set forth in the table below; and (iii) the termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

Target Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
AIG Focused Dividend Strategy Fund	Touchstone Dividend Equity Fund
Class A	Class A
Class B	Class A
Class C	Class C
Class W	Class Y

i

AIG Focused Growth Fund	Touchstone Sands Capital Select Growth Fund
Class A	Class A
Class C	Class C
Class W	Class Y
AIG Select Dividend Growth Fund	Touchstone Dividend Equity Fund
Class A	Class A
Class C	Class C
Class W	Class Y
AIG Senior Floating Rate Fund	Touchstone Credit Opportunities Fund
Class A	Class A
Class C	Class C
Class W	Class Y
AIG U.S. Government Securities Fund	Touchstone Active Bond Fund
Class A	Class A
Class C	Class C

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The share classes of the Target Funds are similar to the corresponding share class of the Acquiring Funds. The Target Funds’ Class A shares are subject to a sales charge (load) up to 5.75% and Acquiring Funds’ Class A shares are subject to a sales charge (load) up to 5.00%. The Target Funds’ and Acquiring Funds’ Class C shares and the Target Funds’ Class B shares are subject to a contingent deferred sales charge (load). The Target Funds’ and Acquiring Funds’ Class A and C shares and the Target Funds’ Class B shares are also subject to distribution and/or service (12b-1) fees. The Target Funds’ Class W shares and the Acquiring Funds’ Class Y shares are not subject to any sales charge (load) or 12b-1 fees. Share class selection was primarily based on shareholder eligibility requirements of each share class of both the Target Funds and the Acquiring Funds and on the presence of a distribution plan for each share class. In addition, similarities in shareholder services and expenses were considered.

The Board of Directors or Trustees, as applicable, of each Registrant has fixed the close of business on March 31, 2021 as the record date (the “Record Date”) for the determination of shareholders entitled to notice of and eligible to vote at the Special Meeting.

In light of public health concerns regarding the COVID-19 pandemic, the Special Meeting will be held in a virtual meeting format only. Shareholders will not be able to attend the meeting in person.

If your shares in your Target Fund(s) are held by a financial intermediary (such as a broker-dealer or a bank), and you wish to attend and vote at the Special Meeting, you must first obtain a legal proxy from your financial intermediary reflecting your Target Fund’s name, the number of shares you held as of the Record Date, as well as your name and address.  Please email your legal proxy to AST Fund Solutions, LLC (“AST”) at attendameeting@astfinancial.com with “Legal Proxy” in the subject line. After receiving this information, AST will then provide you with your credentials to attend the Special Meeting. If your shares in your Target Fund are held by a financial intermediary, and you wish to attend, but not vote at, the Special Meeting, please send an email to AST at attendameeting@astfinancial.com with your Target Fund(s) name(s) in the subject line and include your full name, address, and satisfactory proof of ownership. After receiving this information, AST will then provide you with your credentials to attend the Special Meeting.

If you are a shareholder of record of your Target Fund(s) – your shares are held in your name as reflected in your Target Fund’s records – and you wish to attend and/or vote at the Special Meeting, please send AST with your intention to attend the meeting, to AST at attendameeting@astfinancial.com with your Target Fund(s) name(s) in the subject line, your name and address in the body of the email.  After receiving this information, AST will then provide you with your credentials for attending the Special Meeting.

Even if you expect to attend the Special Meeting virtually, shareholders are requested to complete, sign, date and return the enclosed proxy card in the enclosed envelope, which needs no postage if mailed in the United States. Shareholders may also authorize a proxy by telephone or via the Internet. Instructions for the proper execution of the proxy card are set forth immediately following this notice or, with respect to telephone or Internet voting, on the proxy card. It is important that you vote promptly regardless of the number of shares owned.

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Important Notice Regarding the Availability of Proxy Materials for the Special Meeting to be held virtually on June 10, 2021: The Notice of Special Meeting, Joint Proxy Statement/Prospectus, annual and semi-annual reports and form of proxy cards are available on the Internet at https://vote.proxyonline.com/aig/docs/tfgproxy2021.pdf. For more information, shareholders may contact SunAmerica Asset Management, LLC at Harborside 5, 185 Hudson St., Suite 3300 Jersey City, NJ 07311-4992 or 800-858-8850.

Sincerely,

/s/ Gregory N. Bressler
Secretary,
SunAmerica Income Funds
SunAmerica Senior Floating Rate Fund, Inc.
SunAmerica Series, Inc.
SunAmerica Specialty Series

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INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense in validating your vote if you fail to sign your proxy card properly.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature
Corporate Accounts
(1) ABC Corp.	ABC Corp.
(2) ABC Corp	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe
Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

Every shareholder’s vote is important!

Please complete, sign, date and return your proxy card today!

Your proxy vote is important!

iv

The information contained in this Joint Proxy Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Joint Proxy Statement/Prospectus is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION,

DATED April 16, 2021

JOINT PROXY STATEMENT

OF

SunAmerica Income Funds

SunAmerica Senior Floating Rate Fund, Inc.

SunAmerica Series, Inc.

SunAmerica Specialty Series

Harborside 5, 185 Hudson St., Suite 3300
Jersey City, NJ 07311-4992
800.858.8850

And

PROSPECTUS

OF

TOUCHSTONE FUNDS GROUP TRUST

303 Broadway, Suite 1100
Cincinnati, Ohio 45202
800.543.0407

April 16, 2021

This Joint Proxy Statement/Prospectus is being furnished to shareholders of each series listed in the table below under the heading Target Funds (each, a “Target Fund” and collectively, the “Target Funds”) of each registered investment company listed in the table below under the heading Registrants (each, a “Registrant” and collectively, the “Registrants”). The Board of Directors or Trustees, as applicable (the “Board”), of each Registrant has called a Joint Special Meeting of Shareholders (the “Special Meeting”) of its respective Target Fund(s) to be held virtually on June 10, 2021 at 3:00 p.m., Eastern time, and any adjournment or postponement thereof. This Joint Proxy Statement/Prospectus and the enclosed proxies are first being sent to shareholders of the Target Funds on or about April 19, 2021.

Registrants	Target Funds
SunAmerica Series, Inc., a Maryland corporation	AIG Focused Dividend Strategy Fund
SunAmerica Specialty Series, a Delaware statutory trust	AIG Focused Growth Fund
SunAmerica Series, Inc., a Maryland corporation	AIG Select Dividend Growth Fund
SunAmerica Senior Floating Rate Fund, Inc., a Maryland corporation	AIG Senior Floating Rate Fund
SunAmerica Income Funds, a Massachusetts business trust	AIG U.S. Government Securities Fund

1

Shareholders of record of each Target Fund as of the close of business on March 31, 2021 (the “Record Date”) are entitled to notice of and eligible to vote at the Special Meeting. At the Special Meeting, shareholders of each Target Fund will be asked to consider the following proposals:

1. To approve an Agreement and Plan of Reorganization (the “Plan”) between Touchstone Funds Group Trust, on behalf of the applicable series thereof identified in the table below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), and each Registrant, on behalf of the applicable Target Fund, providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for shares of the Acquiring Fund as set forth in the table below and the assumption by the Acquiring Fund of the liabilities (other than certain excluded liabilities) of the Target Fund, as described in the respective Plan; (ii) the pro rata distribution, by class, to the Target Fund’s shareholders of such shares of the Acquiring Fund; and (iii) the termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The following table shows each Target Fund and the corresponding Acquiring Fund, as well as the share class of the Acquiring Fund that will be issued to holders of each share class of the Target Fund.

Target Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
AIG Focused Dividend Strategy Fund	Touchstone Dividend Equity Fund
Class A	Class A
Class B	Class A
Class C	Class C
Class W	Class Y
AIG Focused Growth Fund	Touchstone Sands Capital Select Growth Fund
Class A	Class A
Class C	Class C
Class W	Class Y
AIG Select Dividend Growth Fund	Touchstone Dividend Equity Fund
Class A	Class A
Class C	Class C
Class W	Class Y
AIG Senior Floating Rate Fund	Touchstone Credit Opportunities Fund
Class A	Class A
Class C	Class C
Class W	Class Y
AIG U.S. Government Securities Fund	Touchstone Active Bond Fund
Class A	Class A
Class C	Class C

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

Subject to the satisfaction or waiver of all closing conditions, the Reorganizations are expected to be completed on July 16, 2021, or as soon as practicable thereafter. Each Target Fund and each Acquiring Fund is a series of a registered open-end management investment company (mutual funds). The following Acquiring Funds are each currently operating mutual funds: Touchstone Sands Capital Select Growth Fund, Touchstone Credit Opportunities Fund, and Touchstone Active Bond Fund (each, an “Operating Fund” and collectively, the “Operating Funds”). Touchstone Dividend Equity Fund (the “Shell Fund”) is a newly organized series of Touchstone Funds Group Trust that has been created solely for the purpose of completing the applicable Reorganizations and will not commence operations prior to the closing of the Reorganizations. Touchstone Funds Group Trust is sometimes referred to in this Joint Proxy Statement/Prospectus as the “Acquiring Trust.” The Target Funds and the Acquiring Funds are sometimes referred to in this Joint Proxy Statement/Prospectus individually as a “Fund” and collectively as the “Funds.”

2

In light of public health concerns regarding the COVID-19 pandemic, the Special Meeting will be held in a virtual meeting format only. Shareholders will not be able to attend the meeting in person.

If your shares in your Target Fund(s) are held by a financial intermediary (such as a broker-dealer or a bank), and you wish to attend and vote at the Special Meeting, you must first obtain a legal proxy from your financial intermediary reflecting your Target Fund’s name, the number of shares you held as of the Record Date, as well as your name and address.  Please email your legal proxy to AST Fund Solutions, LLC (“AST”) at attendameeting@astfinancial.com with “Legal Proxy” in the subject line. After receiving this information, AST will then provide you with your credentials to attend the Special Meeting. If your shares in your Target Fund are held by a financial intermediary, and you wish to attend, but not vote at, the Special Meeting, please send an email to AST at attendameeting@astfinancial.com with your Target Fund(s) name(s) in the subject line and include your full name, address, and satisfactory proof of ownership. After receiving this information, AST will then provide you with your credentials to attend the Special Meeting.

If you are a shareholder of record of your Target Fund(s) – your shares are held in your name as reflected in your Target Fund’s records – and you wish to attend and/or vote at the Special Meeting, please send AST with your intention to attend the meeting, to AST at attendameeting@astfinancial.com with your Target Fund(s) name(s) in the subject line, your name and address in the body of the email.  After receiving this information, AST will then provide you with your credentials for attending the Special Meeting.

This Joint Proxy Statement/Prospectus, which you should read carefully and retain for future reference, presents the information that you should know about the Funds and the Reorganizations. This document also serves as a prospectus for the offering and issuance of the shares of each Acquiring Fund to be issued in the Reorganizations. A Statement of Additional Information (“SAI”) dated April 16, 2021 relating to this Joint Proxy Statement/Prospectus and the Reorganizations has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Joint Proxy Statement/Prospectus (meaning that they are legally considered to be part of this Joint Proxy Statement/Prospectus).

Additional information concerning the Target Funds and the Operating Funds is contained in the documents described below, all of which have been filed with the SEC. Each document is incorporated by reference into this Joint Proxy Statement/Prospectus only insofar as it relates to the Target Funds and the Operating Funds. No other parts of such documents are incorporated by reference herein. Because the Shell Fund has not yet commenced operations as of the date of this Joint Proxy Statement/Prospectus, no prospectus, SAI or annual or semi-annual reports are available for the Shell Fund at this time.

3

Information About the Target Funds:	How to Obtain this Information:
Prospectus for SunAmerica Specialty Series, dated February 26, 2021, as supplemented through the date of this Joint Proxy Statement/Prospectus (File Nos. 811-21482; 333-111662)	On file with the SEC (www.sec.gov) (Accession No. 0001193125-21-059883 filed February 26, 2021)
Statement of Additional Information for SunAmerica Specialty Series, dated February 26, 2021, as supplemented through the date of this Joint Proxy Statement/Prospectus (File Nos. 811-21482; 333-111662)	On file with the SEC (www.sec.gov) (Accession No. 0001193125-21-059883 filed February 26, 2021)
Annual Report for SunAmerica Specialty Series, for the fiscal year ended October 31, 2020 (File Nos. 811-21482; 333-111662)	On file with the SEC (www.sec.gov) (Accession No. 0001193125-21-003979 filed January 7, 2021)
Prospectus for SunAmerica Senior Floating Rate Fund, Inc., dated April 29, 2020, as supplemented through the date of this Joint Proxy Statement/Prospectus (File Nos. 811-08727; 333-32798)	On file with the SEC (www.sec.gov) (Accession No. 0001193125-20-120959 filed April 27, 2020)
Statement of Additional Information for SunAmerica Senior Floating Rate Fund, Inc., dated April 29, 2020, as supplemented through the date of this Joint Proxy Statement/Prospectus (File Nos. 811-08727; 333-32798)	On file with the SEC (www.sec.gov) (Accession No. 0001193125-20-120959 filed April 27, 2020)
Annual Report for SunAmerica Senior Floating Rate Fund, Inc., for the fiscal year ended December 31, 2020 (File Nos. 811-08727; 333-32798)	On file with the SEC (www.sec.gov) (Accession No. 0001193125-21-065413 filed March 2, 2021)
Prospectus for SunAmerica Income Funds, dated July 29, 2020, as supplemented through the date of this Joint Proxy Statement/Prospectus (File Nos. 811-04708; 033-06502)	On file with the SEC (www.sec.gov) (Accession No. 0001193125-20-201054 filed July 28, 2020)
Statement of Additional Information for SunAmerica Income Funds, dated July 29, 2020, as supplemented through the date of this Joint Proxy Statement/Prospectus (File Nos. 811-04708; 033-06502)	On file with the SEC (www.sec.gov) (Accession No. 0001193125-20-201054 filed July 28, 2020)
Annual Report for SunAmerica Income Funds, for the fiscal year ended March 31, 2020 (File Nos. 811-04708; 033-06502)	On file with the SEC (www.sec.gov) (Accession No. 00001193125-20-163509 filed June 8, 2020)
Semi-Annual Report for SunAmerica Income Funds, for the six months ended September 30, 2020 (File Nos. 811-04708; 033-06502)	On file with the SEC (www.sec.gov) (Accession No. 0001193125-20-312555 filed December 8, 2020)
Prospectus for SunAmerica Series, Inc., dated February 26, 2021, as supplemented through the date of this Joint Proxy Statement/Prospectus (File Nos. 811-07797; 333-11283)	On file with the SEC (www.sec.gov) (Accession No. 0001193125-21-067786 filed March 3, 2021)
Statement of Additional Information for SunAmerica Series, Inc., dated February 26, 2021, as supplemented through the date of this Joint Proxy Statement/Prospectus (File Nos. 811-07797; 333-11283)	On file with the SEC (www.sec.gov) (Accession No. 0001193125-21-067786 filed March 3, 2021)
Annual Report for SunAmerica Series, Inc., for the fiscal year ended October 31, 2020 (File Nos. 811-07797; 333-11283)	On file with the SEC (www.sec.gov) (Accession No. 0001104659-21-001905 filed January 7, 2021)

4

Information About the Operating Funds:	How to Obtain this Information:
Prospectus for Touchstone Funds Group Trust, dated January 30, 2021, as supplemented through the date of this Joint Proxy Statement/Prospectus (File Nos. 811-08104; 033-70958)	On file with the SEC (www.sec.gov) (Accession 0000914243-21-000008 filed January 27, 2021)
Statement of Additional Information for Touchstone Funds Group Trust, dated January 30, 2021, as supplemented through the date of this Joint Proxy Statement/Prospectus (File Nos. 811-08104; 033-70958)	On file with the SEC (www.sec.gov) (Accession 0000914243-21-000008 filed January 27, 2021)
Annual Report for Touchstone Funds Group Trust, for the fiscal year ended September 30, 2020 (File Nos. 811-08104; 033-70958)	On file with the SEC (www.sec.gov) (Accession 0001104659-20-130950 filed December 1, 2020)

You can also obtain copies of any of the above-referenced documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov. Copies of above-referenced documents relating to the Target Funds may also be obtained upon oral or written request without charge by calling 800.858.8850, on the Target Funds’ website at http://aigfunds.onlineprospectus.net/AIGFunds/FundDocuments/index.html or by writing to AIG Fund Services, Inc. at Harborside 5, 185 Hudson St., Suite 3300, Jersey City, NJ 07311-4992. Copies of above-referenced documents relating to the Acquiring Funds may also be obtained upon oral or written request without charge by calling 800.543.0407, on the Acquiring Funds’ website at TouchstoneInvestments.com or by writing to Touchstone Funds Group Trust at P.O. Box 9878, Providence, Rhode Island 02940.

THE SEC HAS NOT DETERMINED THAT THE INFORMATION IN THIS JOINT PROXY STATEMENT/PROSPECTUS IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in the Acquiring Funds:

•	is not a deposit of, or guaranteed by, any bank
•	is not insured by the FDIC, the Federal Reserve Board or any other government agency
•	is not endorsed by any bank or government agency
•	involves investment risk, including possible loss of your original investment

5

6

BACKGROUND AND GENERAL SUMMARY

The following questions and answers provide a brief overview of the key features of the reorganizations of the Target Funds into each respective Acquiring Fund (the “Reorganizations”) and other matters typically of concern to shareholders considering a proposed combination of mutual funds. These questions and answers are qualified in their entirety by the more detailed information contained in the remainder of this Joint Proxy Statement/Prospectus, which you should read carefully and retain for future reference. The description of the Reorganizations is qualified by reference to the full texts of the respective Agreement and Plan of Reorganization (each a “Plan”). Forms of Plans are attached as Exhibit A to this Joint Proxy Statement/Prospectus.

Q.       What is being proposed?

A.       Following a strategic review, and with careful consideration, AIG Life & Retirement, a division of American International Group, Inc. (“AIG”), determined that the retail mutual fund asset management business of SunAmerica Asset Management, LLC (“SunAmerica”), an indirect wholly-owned subsidiary of AIG and the Target Funds’ investment advisor, was no longer core to AIG Life & Retirement’s offerings. As a result of this decision, following a process of identifying potential buyers, AIG, SunAmerica, Western & Southern Financial Group, Inc. (“W&S”), and Touchstone Advisors, Inc. (“Touchstone Advisors”), an indirect wholly-owned subsidiary of W&S, entered into an Asset Purchase Agreement pursuant to which SunAmerica has agreed to sell certain assets relating to its retail mutual fund asset management business to Touchstone Advisors in exchange for cash consideration (the “Transaction”). In connection with the Transaction, SunAmerica recommended and the Board of Directors or Trustees, as applicable, of each of SunAmerica Income Funds, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Series Inc., and SunAmerica Specialty Series (each, a “Target Funds Board”) considered and approved the reorganization of each respective Target Fund into the corresponding Acquiring Fund. At the Joint Special Meeting of Shareholders (“Special Meeting”) on June 10, 2021, shareholders of each Target Fund will be asked to vote on a proposal to reorganize their Target Fund into the corresponding Acquiring Fund, as set forth below, each with a similar investment goal and principal investment strategies:

Target Funds	Acquiring Funds
AIG Focused Dividend Strategy Fund, a series of SunAmerica Series, Inc.	Touchstone Dividend Equity Fund, a newly created series of Touchstone Funds Group Trust
AIG Focused Growth Fund, a series of SunAmerica Specialty Series	Touchstone Sands Capital Select Growth Fund, a series of Touchstone Funds Group Trust
AIG Select Dividend Growth Fund, a series of SunAmerica Series, Inc.	Touchstone Dividend Equity Fund, a newly created series of Touchstone Funds Group Trust
AIG Senior Floating Rate Fund, a series of SunAmerica Senior Floating Rate Fund, Inc.	Touchstone Credit Opportunities Fund, a series of Touchstone Funds Group Trust
AIG U.S. Government Securities Fund, a series of SunAmerica Income Funds	Touchstone Active Bond Fund, a series of Touchstone Funds Group Trust

The consummation of the Reorganization as to a Target Fund and its corresponding Acquiring Fund is not contingent upon the consummation of the Reorganization of any other Target Fund and its corresponding Acquiring Fund. The completion of the Transaction, however, is subject to the satisfaction or waiver of certain conditions including that (1) shareholders of the AIG Focused Dividend Strategy Fund and the AIG Select Dividend Growth Fund shall have approved their respective Reorganization and such Target Funds shall have a minimum amount of assets at closing as agreed between SunAmerica and Touchstone Advisors, and (2) shareholders of the Target Funds and the other AIG funds proposed to reorganize into Touchstone funds representing a minimum amount of assets under management at the closing of the Transaction, as agreed between SunAmerica and Touchstone Advisors.

7

Shareholders of record of each Target Fund as of the close of business on March 31, 2021 are entitled to notice of and are eligible to vote at the Special Meeting. Subject to the satisfaction or waiver of all closing conditions, the Reorganizations are expected to be completed on July 16, 2021, or as soon as practicable thereafter.

Q.       What is the recommendation of the Target Funds Boards?

A.       After considering the proposed Reorganizations, each Target Funds Board determined, at a meeting held on February 8, 2021, that each Reorganization was in the best interests of the applicable Target Fund and its shareholders. In approving the Reorganizations, the Target Funds Board considered, among other factors, that the Reorganizations offer shareholders of the Target Funds an opportunity to be part of a larger mutual fund complex offering a diversified fund line-up with free exchangeability among funds and sponsored by a reputable and respected investment adviser with a proven track record of successful acquisitions, and that the Reorganizations present an excellent opportunity for the shareholders of each Target Fund to become investors in a fund that has a larger asset size than the Target Fund, total annual fund operating expenses that are generally no higher than the total annual fund operating expenses of the Target Fund (after applicable expense waivers), and a strong historical investment performance record. In addition, each Reorganization will provide Target Fund shareholders with an opportunity to continue their investment in a Touchstone Fund with an investment goal and principal investment strategies similar to those of their Target Fund through a tax-free reorganization of the Target Fund into the corresponding Acquiring Fund.

Each Target Funds Board recommends that shareholders of the respective Target Funds approve the Reorganization of their Fund.

See “Information About the Reorganizations – Target Funds Board Approval of the Reorganizations” for additional information regarding each Target Funds Board’s considerations.

Q.       How do the fees and expenses of the Funds compare?

A.       Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to maintain the total annual operating expense ratio (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) for each class of shares of each Acquiring Fund offered hereby to an amount no greater than the total annual operating expense ratio of the corresponding class of shares of the corresponding Target Fund for the Target Fund’s most recent fiscal year end (after giving effect to any fees waived and expenses reimbursed for the Target Fund). These contractual expense limitations will remain in place for a period of at least two years from the closing date of the Reorganizations. The expense ratios for each class of the Touchstone Credit Opportunities Fund are expected to be higher than the expense ratios of the corresponding Target Fund because dividend and interest expenses related to short sales are excluded from the expense limitation arrangement. Additional information regarding the pro forma gross and net fees and expenses for the Funds involved in each Reorganization can be found under the Summary section for your Target Fund’s Reorganization. Additional information regarding the terms of the expense limitation agreements can be found under “The Funds’ Management - Expense Limitation Agreement.”

8

Q.       How do the Target Funds’ and Acquiring Funds’ investment goals and principal investment strategies compare?

A.       Although each Target Fund and the corresponding Acquiring Fund have similar investment goals and principal investment strategies, there are some differences. In addition, the analytical tools, techniques and investment selection process used by the sub-advisors of the Acquiring Funds to select investments may be different from those used by SunAmerica and the sub-advisors of the Target Funds. The section of this Joint Proxy Statement/Prospectus entitled “Summary” for your Target Fund’s Reorganization describes in detail the differences between the investment goals and principal investment strategies of each Target Fund and the corresponding Acquiring Fund.

Q.       Who will manage the Acquiring Funds after the Reorganizations?

A.       Touchstone Advisors currently serves as investment advisor to the Acquiring Funds. With respect to each Acquiring Fund, Touchstone Advisors employs a sub-advisor to provide portfolio management services. The sub-advisors are overseen by Touchstone Advisors and by the Board of Trustees of Touchstone Funds Group Trust (“Acquiring Funds Board”).

The Acquiring Fund into which the AIG U.S. Government Securities Fund will be reorganized currently utilizes Fort Washington Investment Advisors, Inc. (“Fort Washington”), an affiliate of Touchstone Advisors, as a sub-advisor. The Acquiring Fund into which the AIG Senior Floating Rate Fund will be reorganized currently utilizes Ares Capital Management II LLC, as a sub-advisor. The Acquiring Fund into which the AIG Focused Growth Fund will be reorganized currently utilizes Sands Capital Management, LLC, as a sub-advisor. The Acquiring Fund into which each of the AIG Focused Dividend Strategy Fund and AIG Select Dividend Growth Fund will be reorganized is expected to utilize Fort Washington as a sub-advisor. The portfolio management teams of each Acquiring Fund will differ from the current portfolio managers of the corresponding Target Fund. The SEC has granted an exemptive order that permits Touchstone Funds Group Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements, or amend existing sub-advisory agreements without first obtaining shareholder approval. The Acquiring Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with Touchstone Funds Group Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Acquiring Funds. Shareholders of an Acquiring Fund will be notified of any material changes in its sub-advisory arrangements; please see the sections of the Joint Proxy Statement/Prospectus entitled “Summary” for your Target Fund’s Reorganization and “The Funds’ Management.”

The Target Funds are currently managed by SunAmerica. With respect to the AIG Focused Growth Fund and AIG Senior Floating Rate Fund, SunAmerica employs a sub-advisor to provide portfolio management services. SunAmerica does not employ a sub-advisor with respect to the AIG U.S. Government Securities Fund, AIG Focused Dividend Strategy Fund, and AIG Select Dividend Growth Fund.

Q.       What will happen to my existing shares?

A.       At the closing, your Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for (i) the Acquiring Fund’s assumption of the liabilities (other than certain excluded liabilities) of the Target Fund, as described in the respective Plan, and (ii) newly issued shares of the Acquiring Fund having a value equal to the aggregate net assets of the Target Fund. Immediately after the Reorganization of your Target Fund, you will own shares of the corresponding Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that you held immediately prior to the closing of the Reorganization (although the number of shares and the net asset value per share may be different).

9

Q.       How similar are the Target Funds’ and Acquiring Funds’ share classes?

A.        The share classes of the Target Funds are similar to the corresponding share class of the Acquiring Funds. The Target Funds’ Class A shares are subject to a sales charge (load) up to 5.75% and Acquiring Funds’ Class A shares are subject to a sales charge (load) up to 5.00%. The Target Funds’ and Acquiring Funds’ Class C shares and the Target Funds’ Class B shares are subject to a contingent deferred sales charge (load). The Target Funds’ and Acquiring Funds’ Class A and C shares and the Target Funds’ Class B shares are also subject to distribution and/or service (12b-1) fees. The Target Funds’ Class W shares and the Acquiring Funds’ Class Y shares are not subject to any sales charge (load) or 12b-1 fees. Share class selection was primarily based on shareholder eligibility requirements of each share class of both the Target Funds and the Acquiring Funds and on the presence of a distribution plan for each share class. In addition, similarities in shareholder services and expenses were considered.

Q.       Will I have to pay federal income taxes as a result of my Target Fund’s Reorganization?

A.       Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. Accordingly, shareholders are not expected to recognize any gain or loss for federal income tax purposes as a direct result of the exchange of their Target Fund shares for shares of the corresponding Acquiring Fund in their Target Fund’s Reorganization. While it is unlikely a Fund holds stock in a foreign corporation classified as a passive foreign investment company (“PFIC”), in the case of a Reorganization involving the combination of two existing Funds (an “Existing Fund Reorganization”), if a Fund does hold stock in a PFIC, the Reorganization of the Fund may result in it having to pay a “deferred tax amount” that cannot be reduced or eliminated by distributing an equivalent amount to shareholders. Because any deferred tax amounts would be payable at the Fund level, the shareholders would effectively bear that cost. Each Reorganization involving the newly created series of Touchstone Funds Group Trust is referred to as a “New Fund Reorganization”.

Shareholders of a Fund involved in an Existing Fund Reorganization may receive a higher level of taxable distributions as a result of the Reorganization. Prior to the closing of an Existing Fund Reorganization, the Target Fund may distribute all of its net investment income and net capital gains, if any. All or a portion of such distribution may be taxable to the shareholders of such Target Fund and will generally be taxed as ordinary income or capital gains for federal income tax purposes, unless the shareholders are tax-advantaged accounts such as an individual retirement account or 401(k) plan (in which case the owners of such accounts may be taxed upon withdrawal of their investment from such accounts). The tax character of such distributions will be the same regardless of whether they are paid in cash or reinvested in additional shares.

In addition, a significant portion of the portfolio securities of each Target Fund are expected to be sold following the Reorganization. To the extent that portfolio investments received by an Acquiring Fund from a Target Fund in a Reorganization are sold after the Reorganization, the combined Fund will incur transaction costs related to the purchase and sale of securities and may recognize gains or losses, which may result in taxable distributions to shareholders holding shares of the combined Fund (including former Target Fund shareholders who hold shares of the Acquiring Fund following the Reorganization). The section of this Joint Proxy Statement/Prospectus entitled “Information About the Reorganizations –Material Federal Income Tax Consequences” provides additional information regarding the federal income tax consequences of the Reorganizations.

10

Q.       Will I have to pay any sales charge (load), commission, or other similar fee in connection with the Reorganization?

A.       No, you will not pay any sales charge (load), commission, or other similar fee in connection with the receipt of Acquiring Fund shares in the Reorganization of your Target Fund. In addition, any applicable investment minimums will not apply with regard to your receipt of Acquiring Fund shares in a Reorganization. If you hold Target Fund shares that are subject to contingent deferred sales charges (Class A shares, Class B shares or Class C shares), the Acquiring Funds will look to the date of purchase of your Target Fund shares for purposes of assessing such contingent deferred sales charges.

Q.       What if I redeem my shares before the Reorganization of my Target Fund takes place?

A.       If you choose to redeem your Target Fund shares before the Reorganization takes place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction.

Q.       How do the distribution policies of the Funds compare?

A.       Like the Target Funds, each Acquiring Fund intends to distribute to its shareholders substantially all of its net investment income and capital gains. Net investment income dividends are declared and paid annually for the Touchstone Sands Capital Select Growth Fund, quarterly for the Touchstone Credit Opportunities Fund and Touchstone Dividend Equity Fund and monthly for the Touchstone Active Bond Fund. Net investment income dividends are declared daily and paid monthly for the AIG Senior Floating Rate Fund and AIG U.S. Government Securities Fund, declared and paid quarterly for the AIG Select Dividend Growth Fund and the AIG Focused Dividend Strategy Fund, and declared and paid annually for the AIG Focused Growth Fund.

Each Fund makes distributions of capital gains, if any, at least annually. After the Reorganizations, any income and capital gains will be reinvested in the class of shares of the Acquiring Fund you receive in your Target Fund’s Reorganization or, if you have so elected, distributed in cash. For more information, see the section entitled “Distributions and Taxes – Distribution Policy.”

Q.       How do I purchase, exchange and redeem shares after the Reorganizations?

A.       Shares of the Target Funds may currently be purchased and redeemed in accordance with the policies of the Target Funds, and you may exchange shares of the Target Funds for shares of other series within the SunAmerica family of funds, subject to applicable policies and procedures. In connection with the Reorganizations, you will become a shareholder of a Fund that is part of the Touchstone family of funds. You will be able to purchase and redeem shares of your Fund in accordance with the policies of the Acquiring Funds. You may also exchange shares of your Acquiring Fund for shares of other Funds in the Touchstone family of funds, including the other Acquiring Funds, subject to applicable policies and procedures of the Touchstone family of funds. For more information, see the section entitled “Distributions and Taxes –Distribution Policy.” The Target Funds’ policies and procedures applicable to purchases, exchanges, and redemptions are generally comparable to those of the Acquiring Funds; however, following the Reorganizations, purchases, exchanges, and redemptions of Acquiring Fund shares may be subject to fees, charges, expenses and limitations that differ from those applicable to the Target Funds. See “Investing with Touchstone.”

11

Q.       Who will pay the costs of the Reorganizations?

A.       Touchstone Advisors and SunAmerica (or their respective affiliates) will pay the costs of the Reorganizations (other than transaction costs related to the purchase or sale of portfolio securities), including the costs relating to the Special Meeting and this Joint Proxy Statement/Prospectus, whether or not the Reorganizations are completed. The costs of the Reorganizations (other than transaction costs related to the purchase or sale of portfolio securities) are estimated to be approximately $5.25 million in the aggregate. It is not anticipated that the Target Funds will be repositioned prior to the Reorganizations (with the exception of certain limited securities and derivative positions), though the Target Funds may sell certain securities that may be less liquid or for other reasons would be advantageous to sell prior to the Reorganizations. Because any repositioning generally will occur following the Reorganizations, shareholders of the combined Fund (including Target Fund shareholders who receive shares in a Reorganization) will bear such costs. Additional information regarding expected portfolio repositioning and related transaction costs in connection with purchases and sales of securities for each Reorganization is included in the “Summary” for your Target Fund.

Q.       What is the required vote to approve each Reorganization?

A.       In addition to applicable Board approval, the required shareholder approvals for each Target Fund are set forth below.

Target Fund(s)	Required Shareholder Approval
AIG Focused Dividend Strategy Fund and AIG Select Dividend Growth Fund (each a series of SunAmerica Series, Inc.)	The lesser of (i) 67% or more of the total number of shares of a Retail Fund present or represented by proxy at the meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting; or (ii) more than 50% of the total number of outstanding shares of a Retail Fund (“1940 Act Majority”).
AIG Focused Growth Fund (a series of SunAmerica Specialty Series)	A 1940 Act Majority
AIG Senior Floating Rate Fund (a series of SunAmerica Senior Floating Rate Fund, Inc.)	A 1940 Act Majority
AIG U.S. Government Securities Fund (a series of SunAmerica Income Funds)	A 1940 Act Majority

Q.       Why did I receive two proxy statements?

A.       This is not a duplicate proxy statement. You are being asked to vote separately for each fund in which you own shares. The proposals included here were not included in any other proxy statement. There is a separate proxy statement that pertains to: (i) the reorganization of each of the AIG Active Allocation Fund and the AIG Multi-Asset Allocation Fund, series of SunAmerica Series, Inc., into the Touchstone Balanced Fund, a series of Touchstone Strategic Trust; (ii) the reorganization of each of the AIG Flexible Credit Fund and the AIG Strategic Bond Fund, series of SunAmerica Income Funds, into the Touchstone Strategic Income Opportunities Fund, a newly created series of Touchstone Strategic Trust; (iii) the reorganization of the AIG Focused Alpha Large-Cap Fund, a series of SunAmerica Specialty Series, into the Touchstone Large Cap Focused Fund, a series of Touchstone Strategic Trust; (iv) the reorganization of the AIG International Dividend Strategy Fund, a series of SunAmerica Equity Funds, into the Touchstone International Equity Fund, a series of Touchstone Strategic Trust; (v) and the AIG Strategic Value Fund, a series of SunAmerica Series, Inc., into Touchstone Value Fund, a series of Touchstone Strategic Trust.

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Q.       What will happen if shareholders of one or more Target Funds do not approve the Reorganization or the Transaction is not completed?

A.       If the shareholders of a Target Fund do not approve the Reorganization, or other closing conditions are not satisfied or waived, the Reorganization of that Target Fund will not be completed and such Target Funds Board will consider other possible courses of action for that Target Fund, including continuing to operate the Target Fund as a stand-alone fund, reorganizing the Target Fund into another mutual fund or liquidating the Target Fund. The consummation of the Reorganization as to a Target Fund and its corresponding Acquiring Fund is not contingent upon the consummation of the Reorganization of any other Target Fund and its corresponding Acquiring Fund; provided, however, that, as noted below, no Reorganization will be consummated if shareholders of the AIG Focused Dividend Strategy Fund and the AIG Select Dividend Growth Fund do not approve the Reorganization of their respective Target Fund.

The completion of the Transaction is subject to the satisfaction or waiver of certain conditions including that (1) shareholders of the AIG Focused Dividend Strategy Fund and the AIG Select Dividend Growth Fund shall have approved their respective Reorganization and such Target Funds shall have a minimum amount of assets at closing as agreed between SunAmerica and Touchstone Advisors, and (2) shareholders of the Target Funds and the other AIG funds proposed to reorganize into Touchstone funds representing a minimum amount of assets under management at closing as agreed between SunAmerica and Touchstone Advisors shall have approved their respective reorganizations.

While the consummation of the Reorganization as to a Target Fund and its corresponding Acquiring Fund is not contingent upon the consummation of the Reorganization of any other Target Fund and its corresponding Acquiring Fund, if the above closing conditions, or any other closing conditions with respect to the Transaction are not satisfied, then Touchstone Advisors is not obligated to close the Transaction, and absent a waiver from Touchstone Advisors, none of the Reorganizations would be consummated. In that event, each respective Target Funds Board will consider other possible courses of action for the Target Funds. Touchstone Advisors and SunAmerica will pay the costs of the Reorganizations whether or not the Reorganizations are consummated.

Q.       What will happen to my account options, such as my automatic investment plan?

A.       Your current election with respect to automatic investment plans and systematic withdrawal plans and distributions will be automatically enacted on your new account at Touchstone Funds. Your current bank instructions on file with the Target Fund(s) also will be enacted on your Touchstone Funds account.

Q.       For Class A shares, will my net asset value (“NAV”) purchase privileges (eligibility for sales load waivers) be converted or do I need to re-enroll?

A.       For the majority of shareholders with NAV privileges, those elections will carry over and no action will be required to maintain that election. There are some isolated circumstances which may result in changes to NAV privileges. If this affects your account, you will receive a separate communication alerting you to this change.

Q.       When will the Reorganizations occur?

A.       Subject to the satisfaction or waiver of all closing conditions, the Reorganizations are expected to be completed on July 16, 2021, or as soon as practicable thereafter.

Q.       Whom should I contact for more information?

A.       You can contact our proxy solicitor, AST Fund Solutions, LLC, at 866-340-7108.

13

SUMMARY: REORGANIZATION OF AIG FOCUSED DIVIDEND STRATEGY FUND INTO TOUCHSTONE DIVIDEND EQUITY FUND

What class of shares of the Acquiring Fund will I receive in the Reorganization?

Shareholders of the AIG Focused Dividend Strategy Fund will receive shares of the Touchstone Dividend Equity Fund, as follows:

AIG Focused Dividend Strategy Fund	Touchstone Dividend Equity Fund
Class A	Class A
Class B	Class A
Class C	Class C
Class W	Class Y

How do the fees and expenses of the Target Fund and the Acquiring Fund compare?

The tables below describe the fees and expenses that you pay if you buy, hold and sell shares of your Target Fund and the pro forma fees and expenses that you may pay if you buy, hold and sell shares of the corresponding Touchstone Fund assuming that both the Reorganization of the AIG Focused Dividend Strategy Fund into the Touchstone Dividend Equity Fund and the Reorganization of the AIG Select Dividend Growth Fund into the Touchstone Dividend Equity Fund (which is also described in this Joint Proxy Statement/Prospectus) take place. The completion of the Transaction is subject to the satisfaction or waiver of certain conditions including that shareholders of both the AIG Focused Dividend Strategy Fund and the AIG Select Dividend Growth Fund shall have approved their respective Reorganization. The pro forma expense ratios project anticipated expenses of the Touchstone Dividend Equity Fund following the Reorganization, but actual expenses may be greater or less than those shown. Expenses for the Class A, Class B, Class C and Class W shares of the AIG Focused Dividend Strategy Fund are based on the operating expenses incurred by each class of shares of the Fund as of the fiscal year ended October 31, 2020. Touchstone Dividend Equity Fund is newly formed and will commence operations upon the closing of the Reorganization. Pro forma fees and expense of Touchstone Dividend Equity Fund are estimated based on the assets of AIG Focused Dividend Strategy Fund as of October 31, 2020.

As the tables below indicate, the hypothetical pro forma gross and net annual operating expenses of the Acquiring Fund after each Reorganization are expected to be lower than your Fund’s net annual operating expenses for all share classes, except that gross expenses of Class C shares are expected to be higher. At the December 31, 2020 net asset levels, the Target Fund is charged an effective management fee of 0.49%. This is lower than the effective management fee of 0.51% that would be paid by the Acquiring Fund including the Target Fund net assets. However, the net expenses of the Acquiring Fund are expected to be lower than the net expenses of the Target Fund after the application of fee waivers currently in place. To the extent such fee waivers expire or are otherwise not renewed, the Acquiring Fund fees may be higher.

The Target Fund’s policies and procedures applicable to purchases, exchanges and redemptions are generally comparable to those of the Acquiring Fund’s; however, following the Reorganization, purchases, exchanges and redemptions of the Acquiring Fund shares may be subject to fees, charges, expenses and limitations that differ from those applicable to the Target Fund. See generally “Investing with Touchstone” on page 103. No sales charge will be imposed on the Class A shares of the Acquiring Fund received in connection with the Reorganization. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Touchstone Fund complex. In addition, you may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in the Touchstone Funds. For the Target Fund, more information about these and other discounts is available from your financial professional and in the sections entitled “Shareholder Account Information – Sales Charge Reductions and Waivers” and “Financial Intermediary – Specific Sales Charge Waiver Policies” in the Target Fund’s Prospectus. For the Acquiring Fund, more information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Acquiring Fund’s prospectus and in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to the Acquiring Fund’s prospectus.

14

SHAREHOLDER FEES

(fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	Wire Redemption Fee
AIG Focused Dividend Strategy Fund - Class A Shares	5.75%	None	Up to $15
Touchstone Dividend Equity Fund - Class A Shares Pro Forma	5.00%	None	Up to $15
AIG Focused Dividend Strategy Fund - Class B Shares	None	4.00%	Up to $15
Touchstone Dividend Equity Fund - Class A Shares Pro Forma	5.00%	None	Up to $15
AIG Focused Dividend Strategy Fund - Class C Shares	None	1.00%	Up to $15
Touchstone Dividend Equity Fund - Class C Shares Pro Forma	None	1.00%	Up to $15
AIG Focused Dividend Strategy Fund - Class W Shares	None	None	Up to $15
Touchstone Dividend Equity Fund - Class Y Shares Pro Forma	None	None	Up to $15

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	AIG Focused Dividend Strategy Fund (Class A Shares)	Touchstone Dividend Equity Fund Pro Forma (Class A Shares)	Touchstone Dividend Equity Fund Pro Forma (Class A Shares) (both Reorganizations)(1)
Management Fees	0.47%	0.51%	0.51%
Distribution/Service (12b-1) Fees	0.35%	0.25%	0.25%
Other Expenses	0.27%	0.26%(2)	0.26%(2)
Total Annual Fund Operating Expenses	1.09%	1.02%	1.02%
Fee Waivers and/or Expense Reimbursements	0.00%	-0.03%(3)	-0.03%(3)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.09%	0.99%(3)	0.99%(3)

15

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	AIG Focused Dividend Strategy Fund (Class B Shares)	Touchstone Dividend Equity Fund Pro Forma (Class A Shares)	Touchstone Dividend Equity Fund Pro Forma (Class A Shares) (both Reorganizations)(1)
Management Fees	0.47%	0.51%	0.51%
Distribution/Service (12b-1) Fees	1.00%	0.25%	0.25%
Other Expenses	0.28%	0.26%(2)	0.26%(2)
Total Annual Fund Operating Expenses	1.75%	1.02%	1.02%
Fee Waivers and/or Expense Reimbursements	0.00%	-0.03%(3)	-0.03%(3)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.75%	0.99%(3)	0.99%(3)

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	AIG Focused Dividend Strategy Fund (Class C Shares)	Touchstone Dividend Equity Fund Pro Forma (Class C Shares)	Touchstone Dividend Equity Fund Pro Forma (Class C Shares) (both Reorganizations)(1)
Management Fees	0.47%	0.51%	0.51%
Distribution/Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.27%	0.29%(2)	0.29%(2)
Total Annual Fund Operating Expenses	1.74%	1.80%	1.80%
Fee Waivers and/or Expense Reimbursements	0.00%	-0.11%(3)	-0.11%(3)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.74%	1.69%(3)	1.69%(3)

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ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	AIG Focused Dividend Strategy Fund (Class W Shares)	Touchstone Dividend Equity Fund Pro Forma (Class Y Shares)	Touchstone Dividend Equity Fund Pro Forma (Class Y Shares) (both Reorganizations)(1)
Management Fees	0.47%	0.51%	0.51%
Other Expenses	0.41%	0.27%(2)	0.27%(2)
Total Annual Fund Operating Expenses	0.88%	0.78%	0.78%
Fee Waivers and/or Expense Reimbursements	0.00%	-0.01%(3)	-0.01%(3)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.88%	0.77%(3)	0.77%(3)

(1)	Represents pro forma information if both the AIG Focused Dividend Strategy Fund and the AIG Select Dividend Growth Fund reorganized into the Touchstone Dividend Equity Fund. Each Reorganization is subject to the closing of the Transaction between SunAmerica and Touchstone Advisors.
(2)	Other Expenses are estimated based on fees and expenses incurred by other funds within the Touchstone fund complex during the most recent fiscal year.
(3)	Touchstone Advisors has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.99%, 1.69%, and 0.77% of average daily net assets for Classes A, C, and Y shares, respectively. The agreement will remain in effect for at least two years following the Closing of the Reorganization, but can be terminated by a vote of the Board of the Trust if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation. Additional information regarding the expense limit is provided under the section entitled “The Funds’ Management — Expense Limitation Agreement.” The Target Fund's previously waived fees are not eligible for recoupment by Touchstone Advisors from the Combined Fund.

Expense Examples. The examples below are intended to help you compare the cost of investing in the Target Fund with the pro forma cost of investing in the Acquiring Fund. The examples assume that you invest $10,000 in each Fund and then either (i) sell all of your shares at the end of each period indicated below or (ii) keep all of your shares at the end of each period indicated below. The examples also assume that your investment has a 5% annual return and that operating expenses (before fee waivers and expense reimbursements) remain the same. These examples also assume that the expense limitation agreement reflected in the Annual Fund Operating Expenses tables above for the Acquiring Fund will be in place for two years following the closing of the Reorganization. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

17

If shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares
AIG Focused Dividend Strategy Fund	$680	$902	$1,141	$1,827
Touchstone Dividend Equity Fund Pro Forma	$596	$803	$1,029	$1,680
Touchstone Dividend Equity Fund Pro Forma (both Reorganizations)	$596	$803	$1,029	$1,680
Class B Shares/Class A Shares
AIG Focused Dividend Strategy Fund	$578	$851	$1,149	$1,888
Touchstone Dividend Equity Fund Pro Forma	$596	$803	$1,029	$1,680
Touchstone Dividend Equity Fund Pro Forma (both Reorganizations)	$596	$803	$1,029	$1,680
Class C Shares(1)
AIG Focused Dividend Strategy Fund	$277	$548	$944	$1,880
Touchstone Dividend Equity Fund Pro Forma	$272	$544	$954	$2,097
Touchstone Dividend Equity Fund Pro Forma (both Reorganizations)	$272	$544	$954	$2,097
Class W Shares/Class Y Shares
AIG Focused Dividend Strategy Fund	$90	$281	$488	$1,084
Touchstone Dividend Equity Fund Pro Forma	$79	$247	$431	$964
Touchstone Dividend Equity Fund Pro Forma (both Reorganizations)	$79	$247	$431	$964

If shares are not redeemed:(2)	1 Year	3 Years	5 Years	10 Years
Class C Shares(1)
AIG Focused Dividend Strategy Fund	$177	$548	$944	$1,880
Touchstone Dividend Equity Fund Pro Forma	$172	$544	$954	$2,097
Touchstone Dividend Equity Fund Pro Forma (both Reorganizations)	$172	$544	$954	$2,097

(1)	Reflects the automatic conversion of Class C shares to Class A shares after they have been held for eight (8) years.
(2)	For holders of all other classes, the costs are the same as set forth above.

How do the performance records of the Target Fund and the Acquiring Fund compare?

The Acquiring Fund has no performance history. The Target Fund will be the accounting and performance survivor of the Reorganization. The bar charts and the performance tables below provide some indication of the risks of an investment in the Acquiring Fund by showing how the Target Fund’s performance has varied from year to year and by showing how the Target Fund’s average annual returns compare with a broad measure of market performance.

Each Target Fund’s past performance, before and after taxes, does not necessarily represent how the Acquiring Fund will perform in the future. The Acquiring Fund will be managed by a different advisor and sub-advisor and pursuant to different strategies than either Target Fund, accordingly, the past performance of the Target Funds does not necessarily reflect how the Acquiring Fund will perform in the future. Performance information for the Acquiring Fund is not available because it has not commenced operations as of the date of the Joint Proxy Statement/Prospectus. For a discussion of the historical performance of all accounts managed by the Fund’s sub-advisor, Fort Washington, with investment objectives, policies, strategies, and risks substantially similar to those of the Fund, see Exhibit D (“Prior Performance For Similar Accounts Managed by Fort Washington for the Touchstone Dividend Equity Fund”) to this Joint Proxy Statement/Prospectus.

18

The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance of each Target Fund, before and after taxes, does not necessarily represent how the Acquiring Fund will perform in the future. Updated information on the Target Fund’s performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 1.800.858.8850, ext. 6003.

AIG Focused Dividend Strategy Fund-Class A Shares

Best Quarter: First Quarter, 2013 14.99%	Worst Quarter: First Quarter, 2020 -27.03%

The AIG Focused Dividend Strategy Fund’s calendar year-to-date total return for Class A shares as of January 31, 2021 was -0.25%.

Average Annual Total Returns
For the periods ended December 31, 2020

The table below shows how the Target Fund’s performance compares with the returns of an index that measures broad market performance.

AIG Focused Dividend Strategy Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A (return before taxes)	06/08/1998	-11.46%	5.49%	9.58%	N/A
Class A (return after taxes on distributions)	06/08/1998	-12.24%	3.90%	7.98%	N/A
Class A (return after taxes on distributions and sale of fund shares)	06/08/1998	-6.36%	4.13%	7.58%	N/A
Class B (return before taxes)	06/08/1998	-10.33%	5.72%	9.65%	N/A
Class C (return before taxes)	06/08/1998	-7.58%	6.06%	9.52%	N/A
Class W (return before taxes)	05/15/2013	-5.87%	6.96%	N/A	7.63%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	05/15/2013	18.40%	15.22%	13.88%	13.65%

(1)	The S&P 500® Index consists of approximately 500 widely held U.S. equity securities chosen for market size, liquidity, and industry group representation.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you hold your Fund shares through a tax-advantaged arrangement, such as an individual retirement account or a 401(k) plan, the after-tax returns do not apply to your situation.

How do the investment goals and principal investment strategies of the Funds compare?

The investment goals and principal investment strategies of the AIG Focused Dividend Strategy Fund and the Touchstone Dividend Equity Fund, along with descriptions of certain differences between the Funds’ investment goals and principal investment strategies, are set forth in the table below. Although the Funds have similar investment goals and principal investment strategies, the analytical tools, techniques and investment selection process used by the sub-advisor to the Acquiring Fund may differ from those used by the Target Fund. Both Funds share the investment goal of seeking capital appreciation and current income. Both Fund’s investment strategies include investing at least 80% of each Fund’s assets in equity securities, with the Target Fund investing in dividend yielding equity securities and the Acquiring Fund investing in equities securities of U.S. large-cap companies that have historically paid dividends. Both Funds have stated policies with respect to the number of securities each holds, the Target Fund holds up to 30 high dividend yielding equity securities selected annually, whereas the Acquiring Fund generally holds between 65 to 90 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. Both Funds also have stated policies with respect to selecting securities, the Target Fund will select the ten highest yielding stocks within the Dow Jones Industrial Average and the next twenty stocks will be selected from the Russell 1000® Index. With respect to the Acquiring Fund, the sub-advisor seeks out companies that have historically paid consistent, growing dividends, have sustainable competitive advantages that should result in excess profits to support future dividend payments and trade at reasonable valuations compared to their intrinsic value. The Target Fund employs a “buy and hold” strategy, while the Acquiring Fund does not have a similar stated policy as part of its principal investment strategies.

	AIG Focused Dividend Strategy Fund	Touchstone Dividend Equity Fund
Investment Goal(s):	The investment goal of the Fund is total return (including capital appreciation and current income)	The investment goal of the Fund is to seek current income and capital appreciation.
Principal Investment Strategy:

The Fund’s principal investment strategy is value. The value oriented philosophy to which the Fund subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Fund is to employ a “buy and hold” strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and broader market. At least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in dividend yielding equity securities.

The Fund will select up to thirty high dividend yielding common stocks, which will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. The first ten stocks selected will represent the ten highest yielding stocks within the Dow Jones Industrial Average. The next twenty stocks will be selected from the Russell 1000® Index, although stocks in the financials and utilities sectors will generally be excluded from this twenty-stock selection process. Certain stocks in the Russell 1000® Index may also be excluded as a result of liquidity screens or industry-related caps applied during the selection process. The selection criteria used to select stocks for the twenty stock portion of the Fund will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. Selections for the Fund may include securities of foreign issuers, but such securities may not exceed 20% of the Fund at the time of the annual rebalancing. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Fund no longer meets the dividend yielding criteria, when the value of a security becomes a disproportionately large percentage of the Fund’s holdings, when the size of the Fund’s position in a security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Fund, or to maintain an industry related cap, each at the discretion of the portfolio managers.

The Fund will normally invest at least 80% of its assets in equity securities of U.S. large-cap companies that have historically paid dividends. For the purposes of the Fund, a large capitalization company has a market capitalization within the range represented in the S&P 500 Index (between approximately $4.2 billion and $2 trillion as of March 31, 2021) at the time of purchase. These securities may be listed on an exchange or traded over-the-counter.

In selecting securities for the Fund, the Fund’s sub-advisor, Fort Washington seeks to invest in companies that:

•    Have historically paid consistent, growing dividends

•    Have sustainable competitive advantages that should result in excess profits to support future dividend payments

•    Trade at reasonable valuations compared to their intrinsic value

Fort Washington believes the unique approach results in a portfolio of high quality companies with sustainable competitive advantages that should pay reliable, growing dividends at reasonable valuations. Fort Washington evaluates a company’s competitive advantage by assessing its barriers to entry. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.

The Fund will generally hold 65 to 90 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements.

The Fund will generally sell a security if the security does not meet portfolio guidelines, if the security stops paying a dividend and future prospects of paying a dividend are limited, or if better opportunities exist based on the fundamentals and valuation of the business.

The annual consideration of the stocks that meet the selection criteria will take place on or about the end of the Fund’s fiscal year (October 31). Immediately after the Fund buys and sells stock in connection with the Fund’s annual rebalancing, it will hold approximately an equal value of each of the thirty stocks. In other words, the Fund will invest about 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Fund, SunAmerica Asset Management, LLC (“SunAmerica”) will generally invest additional funds in the pre-selected stocks based on each stock’s respective percentage of the Fund’s assets at the time.

The Fund employs a strategy to hold stocks between its annual rebalancing, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. Due to changes in the market value of the stocks held by the Fund, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year. The principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

Comparison of Investment Limitations

Each Fund has fundamental investment limitations which cannot be changed without shareholder approval, and non-fundamental investment limitations which may be changed with Board approval but without shareholder approval. Descriptions of the fundamental limitations of each Target Fund and each Acquiring Fund are set forth in Exhibit B to this Joint Proxy Statement/Prospectus. The limitations for each Target Fund and each corresponding Acquiring Fund are generally substantially similar, although there are certain differences in the language of the applicable investment limitations attributable primarily to the fact that the Target Funds are part of the SunAmerica “family” of funds and the Acquiring Funds are part of the Touchstone “family” of funds.

How do the principal risks of investing in the Funds compare?

An investment in the AIG Focused Dividend Strategy Fund is subject to disciplined strategy risk, focused strategy risk, and stock market volatility and securities selection risk. An investment in the Touchstone Dividend Equity Fund is subject to dividend risk, equity securities risk, large-cap risk, management risk, economic and market events risk and value investing risk. For more information on the Funds’ principal risks, see “Comparison of Principal Risks.”

Who will be the Advisor, Sub-Advisor and Portfolio Managers of my Fund after the Reorganization?

After the Reorganization, Touchstone Advisors will serve as the investment advisor, and Fort Washington will serve as the sub-advisor to Touchstone Dividend Equity Fund. The portfolio managers of Touchstone Dividend Equity Fund are Austin R. Kummer, CFA, Brendan M. White, CFA, and James E. Wilhelm, Jr. For additional information regarding the advisor, sub-advisor and portfolio managers listed above, please see the sections entitled “The Funds’ Management – Investment Advisor” and “The Funds’ Management – Sub-Advisors and Portfolio Managers.”

What are the portfolio turnover rates of the Funds?

A Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the fiscal year ended October 31, 2020, the Target Fund’s portfolio turnover rate was 68% of the average value of its portfolio. The Acquiring Fund will not commence operations until the consummation of the Reorganization but is expected to have a similar portfolio turnover rate.

Will there be any repositioning of the portfolio in connection with the Reorganization?

It is expected that approximately 75% of the portfolio investments of the Target Fund may be sold by the Acquiring Fund following the Reorganization. The timing of any repositioning and its resulting impact on capital gains distributions in 2021 and beyond is uncertain. The amounts per share of any capital gains distributions resulting from the repositioning will depend on a number of factors, including the proportion of portfolio holdings that are actually sold, the timing of portfolio sales, the performance of the stock market in general, the availability of offsetting capital losses and the scale of purchase and redemption activity in the Funds’ shares. The timing of portfolio sales will also be subject to market conditions existing after the closing of the Reorganization. Accordingly, the per share amounts of any capital gains distributions resulting from the repositioning cannot be estimated at this time. Touchstone Advisors publishes estimates of capital gains distributions for the Touchstone Funds on its website (https://www.touchstoneinvestments.com/resources.htm), generally in October of each year. The Acquiring Fund will also bear brokerage costs in connection with the repositioning. For illustration purposes only, if the Reorganization had been completed as of November 30, 2020 and the Acquiring Fund had sold 75% of the investments held in the Target Fund’s portfolio as of November 30, 2020, the resulting realized capital gains estimate would be expected to be $205 million total (or $0.0639 per share) of the combined fund (including the Reorganization of the AIG Select Dividend Growth Fund) and the spreads and other transaction costs would be expected to total approximately $2 million in the aggregate (0.04%, or $0.006 per share) of the combined fund (including the Reorganization of the AIG Select Dividend Equity Fund, based on average transaction costs of the Acquiring Fund. The brokerage costs to be borne by the Acquiring Fund will be borne by both Acquiring Fund shareholders and continuing Target Fund shareholders (as shareholders of the Acquiring Fund following the Reorganization).

SUMMARY: REORGANIZATION OF AIG FOCUSED GROWTH FUND INTO TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND

What class of shares of the Acquiring Fund will I receive in the Reorganization?

Shareholders of the AIG Focused Growth Fund will receive shares of the Touchstone Sands Capital Select Growth Fund, as follows:

AIG Focused Growth Fund	Touchstone Sands Capital Select Growth Fund
Class A	Class A
Class C	Class C
Class W	Class Y

How do the fees and expenses of the Target Fund and the Acquiring Fund compare?

The tables below describe the fees and expenses that you pay if you buy, hold and sell shares of your Target Fund and the pro forma fees and expenses that you may pay if you buy, hold and sell shares of the corresponding Acquiring Fund assuming that the Reorganization of the AIG Focused Growth Fund into the Touchstone Sands Capital Select Growth Fund takes place. However, the Reorganization is subject to the closing of the Transaction between SunAmerica and Touchstone Advisors. The pro forma expense ratios project anticipated expenses of the Acquiring Fund following the Reorganization, but actual expenses may be greater or less than those shown. Expenses for the Class A, Class C, and Class W shares of the AIG Focused Growth Fund are based on the operating expenses incurred by each class of shares of the Fund for the fiscal year ended October 31, 2020. Expenses for the Class A, Class C, and Class Y shares of the Touchstone Sands Capital Growth Select Growth Fund are based on the operating expenses incurred by each class of shares of the Acquiring Fund for the fiscal year ended September 30, 2020. The pro forma fees and expenses for the Class A, Class C, and Class Y shares of the Touchstone Sands Capital Select Growth Fund reflect the fees and expenses of the Acquiring Fund and assume that the Reorganization had been completed at the beginning of the fiscal year ended September 30, 2020.

The Target Fund’s policies and procedures applicable to purchases, exchanges and redemptions are generally comparable to those of the Acquiring Fund’s; however, following the Reorganization, purchases, exchanges and redemptions of the Acquiring Fund shares may be subject to fees, charges, expenses and limitations that differ from those applicable to the Target Fund. See generally “Investing with Touchstone” on page 103. No sales charge will be imposed on the Class A shares of the Acquiring Fund received in connection with the Reorganization. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Touchstone Fund complex. In addition, you may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in the Touchstone Funds. For the Target Fund, more information about these and other discounts is available from your financial professional and in the sections entitled “Shareholder Account Information – Sales Charge Reductions and Waivers” and “Financial Intermediary – Specific Sales Charge Waiver Policies” in the Target Fund’s Prospectus. For the Acquiring Fund, more information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Acquiring Fund’s prospectus and in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to the Acquiring Fund’s prospectus.

On December 11, 2020, the Touchstone Sands Capital Institutional Growth Fund, a series of Touchstone Institutional Funds Trust, was reorganized into the Acquiring Fund, which resulted in increased assets for the Acquiring Fund (the “Touchstone Sands Reorganization”). As the tables below indicate, including footnote 9 thereto, the hypothetical pro forma gross and net annual operating expenses of the Acquiring Fund after the Reorganization are expected to be lower than your Target Fund’s net annual operating expenses for Classes W shares, the same as your Target Fund’s net annual operating expenses for Class C shares, and lower than your Target Fund’s net annual operating expenses for Class A shares after taking into account the Acquiring Fund’s increased assets following the Touchstone Sands Reorganization. At the December 31, 2020 net asset levels, the Target Fund is charged an effective management fee of 1.00%. This is higher than the effective management fee of 0.59% that would be paid by the Acquiring Fund including the Target Fund net assets.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	Wire Redemption Fee
AIG Focused Growth Fund - Class A Shares	5.75%	None	Up to $15
Touchstone Sands Capital Select Growth Fund - Class A Shares	5.00%	None	Up to $15
Touchstone Sands Capital Select Growth Fund - Class A Shares Pro Forma	5.00%	None	Up to $15
AIG Focused Growth Fund - Class C Shares	None	1.00%	Up to $15
Touchstone Sands Capital Select Growth Fund - Class C Shares	None	1.00%	Up to $15
Touchstone Sands Capital Select Growth Fund - Class C Shares Pro Forma	None	1.00%	Up to $15
AIG Focused Growth Fund - Class W Shares	None	None	Up to $15
Touchstone Sands Capital Select Growth Fund - Class Y Shares	None	None	Up to $15
Touchstone Sands Capital Select Growth Fund - Class Y Shares Pro Forma	None	None	Up to $15

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	AIG Focused Growth Fund (Class A Shares)	Touchstone Sands Capital Select Growth Fund (Class A Shares)	Touchstone Sands Capital Select Growth Fund Pro Forma (Class A Shares) (1)
Management Fees	1.00%	0.67%(2)	0.64%(2)
Distribution/Service (12b-1) Fees	0.35%	0.25%	0.25%
Other Expenses	0.32%	0.24%	0.23%(3)
Liquidity Provider Expenses	0.00%	0.03%	0.03%(3)
Acquired Fund Fees and Expenses	0.00%	0.01%	0.01%(3)
Total Annual Fund Operating Expenses	1.67%	1.20%(4)	1.16%
Fee Waivers and/or Expense Reimbursements	-0.54%(5), (6), (7)	-0.01%(8)	0.00%(9)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.13%(5), (6), (7)	1.19%(4), (8), (10)	1.16%(9), (11)

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	AIG Focused Growth Fund (Class C Shares)	Touchstone Sands Capital Select Growth Fund (Class C Shares)	Touchstone Sands Capital Select Growth Fund Pro Forma (Class C Shares) (1)
Management Fees	1.00%	0.67%(2)	0.64%(2)
Distribution/Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.32%	0.29%	0.27%(3)
Liquidity Provider Expenses	0.00%	0.03%	0.03%(3)
Acquired Fund Fees and Expenses	0.00%	0.01%	0.01%(3)
Total Annual Fund Operating Expenses	2.32%	2.00%(4)	1.95%
Fee Waivers and/or Expense Reimbursements	-0.54%(5), (6), (7)	-0.06%(8)	-0.17%(9)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.78%(5), (6), (7)	1.94%(4), (8), (10)	1.78%(9), (11)

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

	AIG Focused Growth Fund (Class W Shares)	Touchstone Sands Capital Select Growth Fund (Class Y Shares)	Touchstone Sands Capital Select Growth Fund Pro Forma (Class Y Shares) (1)
Management Fees	1.00%	0.67%(2)	0.64%(2)
Other Expenses	0.47%	0.24%	0.23% (3)
Liquidity Provider Expenses	0.00%	0.03%	0.03%(3)
Acquired Fund Fees and Expenses	0.00%	0.01%	0.01%(3)
Total Annual Fund Operating Expenses	1.47%	0.95%(4)	0.91%
Fee Waivers and/or Expense Reimbursements	-0.54%(5), (6), (7)	-0.01%(8)	0.00%(9)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.93%(5), (6), (7)	0.94%(4), (8), (10)	0.91%(9), (11)

(1)	Represents pro forma information if the AIG Focused Growth Fund is reorganized into the Touchstone Sands Capital Select Growth Fund. The Reorganization is subject to the closing of the Transaction between SunAmerica and Touchstone Advisors.
(2)	Management Fees have been restated to reflect contractual changes to the Fund’s Investment Advisory Agreement effective June 1, 2020.
(3)	Other Expenses, Acquired Fund Fees and Expenses and Liquidity Provider expenses are estimated based on fees and expenses of the Acquiring Fund.
(4)	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended September 30, 2020.
(5)	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.13%, 1.78% and 0.93% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees (the “Board”), including a majority of the trustees of the Board who are not “interested persons” of SunAmerica Specialty Series as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”).
(6)	Any contractual waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.
(7)	Pursuant to an Advisory Fee Waiver Agreement, effective through February 28, 2022, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.90% of average daily net assets. This agreement may be modified or discontinued prior to February 28, 2022, only with the approval of the Board, including a majority of the Independent Trustees.
(8)	Touchstone Advisors has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.15%, 1.90%, and 0.90% of average daily net assets for Classes A, C, and Y shares, respectively. This contractual expense limitation is effective through January 29, 2022 but can be terminated by a vote of the Board of the Trust if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation. Additional information regarding the expense limit is provided under the section entitled “The Funds’ Management — Expense Limitation Agreement.” The Target Fund's previously waived fees are not eligible for recoupment by Touchstone Advisors from the Combined Fund.
(9)	Effective upon consummation of the Reorganization(s), Touchstone Advisors has contractually agreed to waive fees and/or reimburse certain expenses in order to limit total annual fund operating expenses of each class of shares of the Acquiring Fund to 1.13%, 1.74% and 0.90% of average daily net assets for Classes A, C, and Y shares, respectively. The contractual expense limitation agreement will have the terms described above in Footnote 8, including recoupment provisions, and will remain in effect for at least two years following the closing of the Reorganization(s). Additional information regarding the expense limit is provided under the section entitled “The Funds’ Management — Expense Limitation Agreement.”

(10)	Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements does not take into account the reorganization of the Touchstone Sands Capital Institutional Growth Fund, a series of Touchstone Institutional Funds Trust, into the Fund, which occurred on December 11, 2020. Had the increased assets associated with the Touchstone Sands Reorganization been taken into account, the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for Class A, C and Y shares would have been 1.12%, 1.92% and 0.87%, respectively.
(11)	Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements does not take into account the Touchstone Sands Reorganization of the Touchstone Sands Capital Institutional Growth Fund, a series of Touchstone Institutional Funds Trust, into the Fund, which occurred on December 11, 2020. Had the increased assets associated with the reorganization been taken into account, the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for Class A, C and Y shares would have been 1.11%, 1.78% and 0.86%, respectively.

Expense Examples. The examples below are intended to help you compare the cost of investing in the Target Fund with the pro forma cost of investing in the Acquiring Fund.The examples assume that you invest $10,000 in each Fund and then either (i) sell all of your shares at the end of each period indicated below or (ii) keep all of your shares at the end of each period indicated below. The examples also assume that your investment has a 5% annual return and that operating expenses (before fee waivers and expense reimbursements) remain the same. The examples also assume that any fee waiver agreement and/or expense limitation agreement for the AIG Focused Growth Fund will remain in place through the term of the applicable fee waiver agreement and/or expense limitation agreement, the expense limitation agreements for the Touchstone Sands Capital Select Growth Fund will remain in place for one year in each period and the expense limitation agreement that takes effect upon closing of the Reorganization will be in place for two years following the closing of the Reorganization. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares
AIG Focused Growth Fund	$684	$913	$1,161	$1,871
Touchstone Sands Capital Select Growth Fund	$615	$861	$1,126	$1,881
Touchstone Sands Capital Select Growth Fund Pro Forma	$612	$850	$1,106	$1,839
Class C Shares(1)
AIG Focused Growth Fund	$281	$560	$964	$1,924
Touchstone Sands Capital Select Growth Fund	$297	$622	$1,072	$2,322
Touchstone Sands Capital Select Growth Fund Pro Forma	$281	$578	$1,020	$2,247
Class W Shares/Class Y Shares
AIG Focused Growth Fund (Class W Shares)	$95	$296	$515	$1,143
Touchstone Sands Capital Select Growth Fund (Class Y Shares)	$96	$302	$525	$1,165
Touchstone Sands Capital Select Growth Fund Pro Forma (Class Y Shares)	$93	$290	$504	$1,120

If shares are not redeemed:(2)	1 Year	3 Years	5 Years	10 Years
Class C Shares(1)
AIG Focused Growth Fund	$181	$560	$964	$1,924
Touchstone Sands Capital Select Growth Fund	$197	$622	$1,072	$2,322
Touchstone Sands Capital Select Growth Fund Pro Forma	$181	$578	$1,020	$2,247

(1)	Reflects the automatic conversion of Class C shares to Class A shares after they have been held for eight (8) years.
(2)	For holders of all other classes, the costs are the same as set forth above.

How do the performance records of the Target Fund and the Acquiring Fund compare?

The bar charts and the performance tables below provide some indication of the risks of an investment in each of the Target Fund and the Acquiring Fund by showing how each Fund’s performance has varied from year to year and by showing how each Fund’s average annual returns compare with a broad measure of market performance. The Acquiring Fund will be the accounting survivor of the Reorganization for performance purposes.

The Target Fund acquired the assets and assumed the liabilities of the SunAmerica Focused Alpha Growth Fund, Inc. (the “Focused Growth Predecessor Fund”), a closed-end investment company also advised by SunAmerica, in a reorganization that occurred on January 23, 2012. Prior to January 23, 2012, the Target Fund had no operating history and it therefore carried forward the performance and accounting history of the Focused Growth Predecessor Fund, which had a fiscal year end of December 31. Accordingly, the Target Fund’s performance information in the bar chart and table for periods prior to January 23, 2012 is based on that of the Focused Growth Predecessor Fund. The Focused Growth Predecessor Fund’s operating expenses were lower than those of the Target Fund. If the Target Fund’s higher operating expenses were applied to the performance for the period prior to the Focused Growth Predecessor Fund Reorganization, the performance quoted in the bar chart and table would have been lower.

The bar chart does not reflect any sales charges, which would reduce your return.  The performance table reflects any applicable sales charges. Past performance of the Target Fund and the Acquiring Fund, before and after taxes, does not necessarily represent how either Fund will perform in the future. Updated performance information for the Target Fund is available on the Target Fund’s website at www.aig.com/funds or can be obtained by phone at 800-858-8850, ext. 6003. Updated performance information for the Acquiring Fund is available on the Acquiring Fund’s website at TouchstoneInvestments.com or by calling 800.543.0407.

AIG Focused Growth Fund-Class A Shares

Best Quarter: Second Quarter, 2020 33.33%	Worst Quarter: Third Quarter, 2011 -16.28%

The AIG Focused Growth Fund’s calendar year-to-date total return for Class A shares as of January 31, 2021 was -0.56%.

Touchstone Sands Capital Select Growth Fund-Class A Shares

Best Quarter: Second Quarter, 2020 37.70%	Worst Quarter: Fourth Quarter, 2018 -17.92%

The Touchstone Sands Capital Select Growth Fund’s calendar year-to-date total return for Class A shares as of January 31, 2021 was -1.36%.

Average Annual Total Returns
For the periods ended December 31, 2020

The table below shows how the Target Fund and Acquiring Fund's performance compares with the returns of an index that measures broad market performance.

AIG Focused Growth Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A (return before taxes)	07/28/2005	43.04%	18.09%	14.62%	N/A
Class A (return after taxes on distributions)	07/28/2005	39.94%	15.34%	12.44%	N/A
Class A (return after taxes on distributions and sale of fund shares)	07/28/2005	27.56%	13.93%	11.54%	N/A
Class C (return before taxes)	01/24/2012	49.82%	18.71%	N/A	16.07%
Class W (return before taxes)	01/24/2012	52.07%	19.72%	N/A	17.05%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)(1)	01/24/2012	38.26%	20.67%	16.93%	18.17%

Touchstone Sands Capital Select Growth Fund	Inception Date	1 Year	5 Years	10 Years
Class A (return before taxes)	11/15/10	60.73%	22.09%	17.78%
Class A (return after taxes on distributions)	11/15/10	57.09%	17.13%	14.98%
Class A (return after taxes on distributions and sale of fund shares)	11/15/10	38.35%	16.12%	14.02%
Class C (return before taxes)	11/15/10	67.04%	22.63%	17.77%
Class Y (return before taxes)	8/27/2004	69.56%	23.85%	18.79%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)(2)	N/A	38.49%	21.00%	17.21%

(1)	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market. The Russell 3000® Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.
(2)	The Russell 1000® Growth Index is a subset of the Russell 3000® Growth Index and measures the performance of the 1,000 top companies by market capitalization in the U.S. The Russell 1000® Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you hold your Fund shares through a tax-advantaged arrangement, such as an individual retirement account or a 401(k) plan, the after-tax returns do not apply to your situation.

How do the investment goals and principal investment strategies of the Funds compare?

The investment goals and principal investment strategies of the AIG Focused Growth Fund and the Touchstone Sands Capital Select Growth Fund, along with descriptions of certain differences between the Funds’ investment goals and principal investment strategies, are set forth in the table below. As described further below, the Target Fund’s investment objective is growth of capital, while the Acquiring Fund’s investment objective is long-term capital appreciation. The primary difference between the Funds’ investment strategies is that the Target Fund generally holds securities of more companies than the Acquiring Fund and that the Target Fund typically invests 35% of its portfolio in companies with small- and mid-market capitalization while the Acquiring Fund emphasizes investments in large capitalization companies. Additionally, the Target Fund identifies specific percentages of its portfolio that will be invested in large, mid and small cap companies. The Target Fund may invest in foreign securities. The Acquiring Fund does not have a stated policy regarding foreign securities as part of its principal investment strategies. Although the Acquiring Fund generally invests in companies with a larger market capitalization as part of its principal investment strategies, the ranges of issuer sizes are comparable. The Target Fund describes active trading as a principal investment technique. The Acquiring Fund has no stated policy regarding active trading.

	AIG Focused Growth Fund	Touchstone Sands Capital Select Growth Fund
Investment Goal(s):	The Fund’s investment goal is growth of capital.	The Fund seeks long-term capital appreciation.
Principal Investment Strategy:	The Fund’s principal investment strategies are growth and “focused.” The growth oriented philosophy to which the Fund subscribes—that of investing in securities believed to offer the potential for growth of capital—focuses on securities considered to have, among other factors, the potential for above-average earnings growth; to offer proven or unique products or services; or to operate in industries experiencing increasing demand. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios.	The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the sub-advisor, Sands Capital Management, LLC, believes have above-average potential for revenue or earnings growth. This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior notice to shareholders. The Fund emphasizes investments in large capitalization growth companies. The weighted-average market capitalization of these companies is generally in excess of $25 billion, and the Fund generally does not invest in companies that have a market capitalization of less than $2 billion. The Fund will typically own between 25 and 35 companies.

AIG Focused Growth Fund	Touchstone Sands Capital Select Growth Fund
The Fund is managed by two subadvisers, one manages the large-cap portion of the Fund and the other manages the small- and mid-cap portion of the Fund. The Fund will generally hold up to a total of 40 securities, including approximately 10 to 20 securities in the large-cap portion and approximately 20 securities in the small- and mid-cap portion of the Fund. Under normal market conditions, the securities in the large-cap portion of the Fund will have a dollar-weighted average market capitalization of $13 billion or more and the securities in the small- and mid-cap portion of the Fund will have a dollar-weighted average market capitalization of less than $13 billion. Examples of when the Fund may hold more than the specified number of securities include, but are not limited to, re-balancing and purchase and sale transactions, including where a new subadviser is selected to manage the Fund or a portion of the Fund’s assets.	As an integral part of the evaluation of a company, Sands Capital considers corporate governance, social, and environmental practices (collectively, “ESG”) when it believes such practices may be material to the long-term shareowner value creation potential of the company. Sands Capital utilizes proprietary ESG-related research to enhance its evaluation of portfolio businesses. The relevance and materiality of ESG practices vary and are highly dependent on the region, country, industry, and company. Sands Capital’s analysis of these practices is integrated into the investment decision-making process to the extent it believes they may affect the sustainability of a company’s value-creation potential.

The Fund will invest approximately 65% of its assets in the large-cap portion of the Fund and 35% of its assets in the small- and mid-cap portion of the Fund. These percentages reflect the projected asset allocations under normal market conditions and may be rebalanced from time to time.

The principal investment technique of the Fund is active trading of equity securities of large-, small- and mid-cap companies that offer the potential for growth of capital. Although the Fund will invest primarily in U.S. markets, each subadviser may invest in foreign securities, including securities of companies in emerging markets. The subadvisers will invest in companies primarily selected on the basis of company fundamentals, but may also consider macroeconomic and other factors.

The Fund is non-diversified and invests a significant percentage of its assets in the securities of a single company or in the securities of a smaller number of companies than a diversified fund. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return.

Comparison of Investment Limitations

Each Fund has fundamental investment limitations which cannot be changed without shareholder approval, and non-fundamental investment limitations which may be changed with Board approval but without shareholder approval. Descriptions of the fundamental limitations of each Target and Acquiring Fund are set forth in Exhibit B to this Joint Proxy Statement/Prospectus. The limitations for each Target Fund and each corresponding Acquiring Fund are generally substantially similar, although there are certain differences in the language of the applicable investment limitations attributable primarily to the fact that the SunAmerica Funds are part of the SunAmerica “family” of funds and the Touchstone Funds are part of the Touchstone “family” of funds or based on the specific Fund’s investment strategies. Additionally the Target Fund may not pledge its assets, except as permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), and as interpreted or modified by regulatory authority having jurisdiction, from time to time, whereas the Acquiring Fund does not have a stated policy with respect to pledging its assets.

How do the principal risks of investing in the Funds compare?

An investment in each Fund is subject to non-diversified risk. An investment in the AIG Focused Growth Fund is also subject to active trading risk, emerging markets securities risk, foreign exposure and currency volatility risk, small- and mid- market capitalization companies risk and stock market volatility and securities selection risk. An investment in the Touchstone Sands Capital Select Growth Fund is also subject to equity securities risk including large-cap risk, growth-investing risk, health crises impact risk, management risk, economic and market events risk, and sector focus risk. For more information on the Funds’ principal risks, see “Comparison of Principal Risks.”

Who will be the Advisor, Sub-Advisor and Portfolio Managers of my Fund after the Reorganization?

After the Reorganization, Touchstone Advisors will continue to serve as the investment advisor and Sands Capital Management, LLC (“Sands Capital”) will continue to serve as the sub-advisor to the Touchstone Sands Capital Select Growth Fund. The portfolio managers of Touchstone Sands Capital Select Growth Fund are Frank M. Sands, A. Michael Sramek, Wesley A. Johnston, and Thomas H. Trentman. For additional information regarding the advisor, sub-advisor and portfolio managers listed above, please see the sections entitled “The Funds’ Management-Investment Advisor” and “The Funds’ Management –Sub-Advisors and Portfolio Managers.”

What are the portfolio turnover rates of the Funds?

 A Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the fiscal year ended October 31, 2020, the Target Fund’s portfolio turnover rate was 53% of the average value of its portfolio. During the fiscal year ended September 30, 2020, the portfolio turnover rate of the Acquiring Fund was 41% of the average value of its portfolio.

Will there be any repositioning of the portfolio in connection with the Reorganization?

It is expected that approximately 71% of the portfolio investments of the Target Fund may be sold by the Acquiring Fund following the Reorganization. The timing of any repositioning and its resulting impact on capital gains distributions in 2021 and beyond is uncertain. In addition, additional securities may be sold over time in the ordinary course of business. The amounts per share of any capital gains distributions resulting from the repositioning will depend on a number of factors, including the proportion of portfolio holdings that are actually sold, the timing of portfolio sales, the performance of the stock market in general, the availability of offsetting capital losses and the scale of purchase and redemption activity in the Funds’ shares. The timing of portfolio sales will also be subject to market conditions existing after the closing of the Reorganization. Accordingly, the per share amounts of any capital gains distributions resulting from the repositioning cannot be estimated at this time. Touchstone Advisors publishes estimates of capital gains distributions for the Touchstone Funds on its website (https://www.touchstoneinvestments.com/resources.htm), generally in October of each year. The Acquiring Fund will also bear brokerage costs in connection with the repositioning. For illustration purposes only, if the Reorganization had been completed as of November 30, 2020 and the Acquiring Fund had sold 71% of the investments held in the Target Fund’s portfolio as of November 30, 2020, the resulting realized capital gains estimate would be expected to be $203 million total (or $0.737 per share) of the combined fund and the spreads and other transaction costs would be expected to total approximately $271,000 in the aggregate (0.005%, or $0.001 per share) of the combined fund, based on average transaction costs of the Acquiring Fund. The brokerage costs to be borne by the Acquiring Fund will be borne by both Acquiring Fund shareholders and continuing Target Fund shareholders (as shareholders of the Acquiring Fund following the Reorganization).

SUMMARY: REORGANIZATION OF AIG SELECT DIVIDEND GROWTH FUND INTO TOUCHSTONE DIVIDEND EQUITY FUND

What class of shares of the Acquiring Fund will I receive in the Reorganization?

Shareholders of the AIG Select Dividend Growth Fund will receive shares of the Touchstone Dividend Equity Fund, as follows:

AIG Select Dividend Growth Fund	Touchstone Dividend Equity Fund
Class A	Class A
Class C	Class C
Class W	Class Y

How do the fees and expenses of the Target Fund and the Acquiring Fund compare?

The tables below describe the fees and expenses that you pay if you buy, hold and sell shares of your Target Fund and the pro forma fees and expenses that you may pay if you buy, hold and sell shares of the corresponding Touchstone Fund assuming that both the Reorganization of the AIG Select Dividend Growth Fund into the Touchstone Dividend Equity Fund and the Reorganization of the AIG Focused Dividend Strategy Fund into the Touchstone Dividend Equity Fund (which is also described in this Joint Proxy Statement/Prospectus) take place. The completion of the Transaction is subject to the satisfaction or waiver of certain conditions including that shareholders of both the AIG Focused Dividend Strategy Fund and the AIG Select Dividend Growth Fund shall have approved their respective Reorganization. The pro forma expense ratios project anticipated expenses of the Touchstone Dividend Equity Fund following the Reorganizations, but actual expenses may be greater or less than those shown. Expenses for the Class A, Class C and Class W shares of the AIG Select Dividend Growth Fund are based on the operating expenses incurred by each class of shares of the Fund as of the fiscal year ended October 31, 2020. Touchstone Dividend Equity Fund is newly formed and will commence operations upon the closing of the Reorganizations. Pro forma fees and expense of Touchstone Dividend Equity Fund are estimated based on the assets of AIG Select Dividend Growth Fund as of October 31, 2020.

As the tables below indicate, the hypothetical pro forma gross and net annual operating expenses of the Acquiring Fund after each Reorganization are expected to be lower than your Fund’s net annual operating expenses for all share classes. At the December 31, 2020 asset levels, the Target Fund is charged an effective management fee of 0.75%. This is higher than the effective management fee of 0.55% that would be paid by the Acquiring Fund including the Target Fund net assets.

The Target Fund’s policies and procedures applicable to purchases, exchanges and redemptions are generally comparable to those of the Acquiring Fund’s; however, following the Reorganization, purchases, exchanges and redemptions of the Acquiring Fund shares may be subject to fees, charges, expenses and limitations that differ from those applicable to the Target Fund. See generally “Investing with Touchstone” on page 103. No sales charge will be imposed on the Class A shares of the Acquiring Fund received in connection with the Reorganization. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Touchstone Fund complex. In addition, you may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in the Touchstone Funds. For the Target Fund, more information about these and other discounts is available from your financial professional and in the sections entitled “Shareholder Account Information - Sales Charge Reductions and Waivers” and “Financial Intermediary – Specific Sales Charge Waiver Policies” in the Target Fund’s Prospectus. For the Acquiring Fund, more information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Acquiring Fund’s prospectus and in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to the Fund’s prospectus.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	Wire Redemption Fee
AIG Select Dividend Growth Fund - Class A Shares	5.75%	None	Up to $15
Touchstone Dividend Equity Fund - Class A Shares Pro Forma	5.00%	None	Up to $15
AIG Select Dividend Growth Fund - Class C Shares	None	1.00%	Up to $15
Touchstone Dividend Equity Fund - Class C Shares Pro Forma	None	1.00%	Up to $15
AIG Select Dividend Growth Fund - Class W Shares	None	None	Up to $15
Touchstone Dividend Equity Fund - Class Y Shares Pro Forma	None	None	Up to $15

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	AIG Select Dividend Growth Fund (Class A Shares)	Touchstone Dividend Equity Fund Pro Forma (Class A Shares)	Touchstone Dividend Equity Fund Pro Forma (Class A Shares) (both Reorganizations)(1)
Management Fees	0.75%	0.55%	0.51%
Distribution/Service (12b-1) Fees	0.35%	0.25%	0.25%
Other Expenses	0.73%	0.47%(2)	0.26%(2)
Total Annual Fund Operating Expenses	1.83%	1.27%	1.02%
Fee Waivers and/or Expense Reimbursements	-0.70%(3), (4)	-0.28%(5)	-0.03%(5)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.13%(3), (4)	0.99%(5)	0.99%(5)

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	AIG Select Dividend Growth Fund (Class C Shares)	Touchstone Dividend Equity Fund Pro Forma (Class C Shares)	Touchstone Dividend Equity Fund Pro Forma (Class C Shares) (both Reorganizations)(1)
Management Fees	0.75%	0.55%	0.51%
Distribution/Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.99%	0.50%(2)	0.29%(2)
Total Annual Fund Operating Expenses	2.74%	2.05%	1.80%
Fee Waivers and/or Expense Reimbursements	-0.96%(3), (4)	-0.36%(5)	-0.11%(5)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.78%(3), (4)	1.69%(5)	1.69%(5)

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	AIG Select Dividend Growth Fund (Class W Shares)	Touchstone Dividend Equity Fund Pro Forma (Class Y Shares)	Touchstone Dividend Equity Fund Pro Forma (Class Y Shares) (both Reorganizations)(1)
Management Fees	0.75%	0.55%	0.51%
Other Expenses	1.44%	0.47%(2)	0.27%(2)
Total Annual Fund Operating Expenses	2.19%	1.02%	0.78%
Fee Waivers and/or Expense Reimbursements	-1.26%(3), (4)	-0.25%(5)	-0.01%(5)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.93%(3), (4)	0.77%(5)	0.77%(5)

(1)	Represents pro forma information if both the AIG Select Dividend Growth Fund and the AIG Focused Dividend Strategy Fund reorganized into the Touchstone Dividend Equity Fund. Each Reorganization is subject to the closing of the Transaction between SunAmerica and Touchstone Advisors.
(2)	Other Expenses are estimated based on fees and expenses incurred by other funds within the Touchstone fund complex during the most recent fiscal year.
(3)	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.13%, 1.78% and 0.93% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors (the “Board”), including a majority of the directors of the Board who are not “interested persons” of SunAmerica Series, Inc. as defined in the Investment Company Act of 1940, as amended.
(4)	Any contractual waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.
(5)	Touchstone Advisors has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.99%, 1.69%, and 0.77% of average daily net assets for Classes A, C, and Y shares, respectively. The agreement will remain in effect for at least two years following the Closing of the Reorganization, but can be terminated by a vote of the Board of the Trust if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation. Additional information regarding the expense limit is provided under the section entitled “The Funds’ Management — Expense Limitation Agreement.” The Target Fund's previously waived fees are not eligible for recoupment by Touchstone Advisors from the Combined Fund.

Expense Examples. The examples below are intended to help you compare the cost of investing in the Target Fund with the pro forma cost of investing in the Acquiring Fund. The examples assume that you invest $10,000 in each Fund and then either (i) sell all of your shares at the end of each period indicated below or (ii) keep all of your shares at the end of each period indicated below. The examples also assume that your investment has a 5% annual return and that operating expenses (before fee waivers and expense reimbursements) remain the same. These examples also assume that the expense limitation agreement reflected in the Annual Fund Operating Expenses tables above for the AIG Select Dividend Growth Fund will remain in place through the term of the expense limitation agreement and the expense limitation agreement for the Acquiring Fund will be in place for two years following the closing of the Reorganization. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares
AIG Select Dividend Growth Fund	$684	$913	$1,161	$1,871
Touchstone Dividend Equity Fund Pro Forma	$596	$829	$1,110	$1,909
Touchstone Dividend Equity Fund Pro Forma (both Reorganizations)	$596	$803	$1,029	$1,680
Class C Shares(1)
AIG Select Dividend Growth Fund	$281	$560	$964	$1,924
Touchstone Dividend Equity Fund Pro Forma	$272	$571	$1,035	$2,320
Touchstone Dividend Equity Fund Pro Forma (both Reorganizations)	$272	$544	$954	$2,097
Class W Shares/Class Y Shares
AIG Select Dividend Growth Fund	$95	$296	$515	$1,143
Touchstone Dividend Equity Fund Pro Forma	$79	$274	$513	$1,201
Touchstone Dividend Equity Fund Pro Forma (both Reorganizations)	$79	$247	$431	$964

If shares are not redeemed:(2)	1 Year	3 Years	5 Years	10 Years
Class C Shares(1)
AIG Select Dividend Growth Fund	$181	$560	$964	$1,924
Touchstone Dividend Equity Fund Pro Forma	$172	$571	$1,035	$2,320
Touchstone Dividend Equity Fund Pro Forma (both Reorganizations)	$172	$544	$954	$2,097

(1)	Reflects the automatic conversion of Class C shares to Class A shares after they have been held for eight (8) years.
(2)	For holders of all other classes, the costs are the same as set forth above.

How do the performance records of the Target Fund and the Acquiring Fund compare?

The Acquiring Fund has no performance history. The AIG Focused Dividend Strategy Fund will be the accounting and performance survivor of the Reorganization, and the Acquiring Fund will adopt its performance history. The bar charts and the performance tables below provide some indication of what the risks of an investment in the Acquiring Fund will be by showing how AIG Focused Dividend Strategy Fund’s performance has varied from year to year, by showing how AIG Select Dividend Growth Fund's performance has varied from year to year, and by showing how AIG Select Dividend Fund’s and AIG Focused Dividend Strategy Fund’s average annual returns compare with broad measures of market performance.

The Acquiring Fund will be managed by a different advisor and sub-advisor and pursuant to different strategies than the Target Fund, accordingly, the past performance of the Target Fund does not necessarily reflect how the Acquiring Fund will perform in the future. Performance information for the Acquiring Fund is not available because it has not commenced operations as of the date of the Joint Proxy Statement/Prospectus. For a discussion of the historical performance of all accounts managed by the Fund’s sub-advisor, Fort Washington, with investment objectives, policies, strategies, and risks substantially similar to those of the Fund, see Exhibit D (“Prior Performance For Similar Accounts Managed by Fort Washington for the Touchstone Dividend Equity Fund”) to this Joint Proxy Statement/Prospectus.

The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance of the Target Fund, before and after taxes, does not necessarily represent how the Target Fund will perform in the future. Updated information on the Target Fund’s performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 1.800.858.8850, ext. 6003.

AIG Select Dividend Growth Fund - Class A Shares

Best Quarter: Second Quarter, 2020 20.24%	Worst Quarter: First Quarter, 2020 -27.61%

The AIG Select Dividend Growth Fund’s calendar year-to-date total return for Class A shares as of January 31, 2021 was -0.24%.

Average Annual Total Returns
For the periods ended December 31, 2020

The table below shows how the Target Fund's performance compares with the returns of an index that measures broad market performance.

AIG Select Dividend Growth Fund	Inception Date	1 Year	5 Years	Since Inception
Class A (return before taxes)	05/02/2014	2.41%	9.76%	7.82%
Class A (return after taxes on distributions)	05/02/2014	1.79%	8.05%	6.07%
Class A (return after taxes on distributions and sale of fund shares)	05/02/2014	1.71%	7.35%	5.79%
Class C (return before taxes)	05/02/2014	6.94%	10.29%	7.99%
Class W (return before taxes)	05/02/2014	8.89%	11.24%	8.92%
Russell 1000® Index(1) (reflects no deduction for fees, expenses or taxes)	05/02/2014	20.96%	15.60%	13.30%

(1)	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index, and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the Russell 3000® Index. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you hold your Fund shares through a tax-advantaged arrangement, such as an individual retirement account or a 401(k) plan, the after-tax returns do not apply to your situation.

AIG Focused Dividend Strategy Fund-Class A Shares

Best Quarter: First Quarter, 2013 14.99%	Worst Quarter: First Quarter, 2020 -27.03%

The AIG Focused Dividend Strategy Fund’s calendar year-to-date total return for Class A shares as of January 31, 2021 was -0.25%.

Average Annual Total Returns
For the periods ended December 31, 2020

The table below shows how the Target Fund’s performance compares with the returns of an index that measures broad market performance.

AIG Focused Dividend Strategy Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A (return before taxes)	06/08/1998	-11.46%	5.49%	9.58%	N/A
Class A (return after taxes on distributions)	06/08/1998	-12.24%	3.90%	7.98%	N/A
Class A (return after taxes on distributions and sale of fund shares)	06/08/1998	-6.36%	4.13%	7.58%	N/A
Class B (return before taxes)	06/08/1998	-10.33%	5.72%	9.65%	N/A
Class C (return before taxes)	06/08/1998	-7.58%	6.06%	9.52%	N/A
Class W (return before taxes)	05/15/2013	-5.87%	6.96%	N/A	7.63%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	05/15/2013	18.40%	15.22%	13.88%	13.65%

(1)	The S&P 500® Index consists of approximately 500 widely held U.S. equity securities chosen for market size, liquidity, and industry group representation.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you hold your Fund shares through a tax-advantaged arrangement, such as an individual retirement account or a 401(k) plan, the after-tax returns do not apply to your situation.

How do the investment goals and principal investment strategies of the Funds compare?

The investment goals and principal investment strategies of the AIG Select Dividend Growth Fund and the Touchstone Dividend Equity Fund, along with descriptions of certain differences between the Funds’ investment goals and principal investment strategies, are set forth in the table below. Although the Funds have similar investment goals and principal strategies, the analytical tools, techniques and investment selection process used by the sub-advisor to the Acquiring Fund may differ from those used by the Target Fund. Both Funds’ include the investment goal of increases in capital, as well as current income. Both Fund’s investment strategies include investing at least 80% of each Fund’s assets in equity securities, with the Target Fund investing in dividend paying equity securities and the Acquiring Fund investing in equities securities of U.S. large-cap companies that have historically paid dividends. Both Funds have stated policies with respect to the number of securities each holds as part of their principal investment strategies; the Target Fund holds up to 40 dividend paying equity securities selected annually, whereas the Acquiring Fund generally holds between 65 to 90 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. Both Funds also have stated policies with respect to selecting securities as part of their principal investment strategies. The Target Fund employs a blended approach of selecting stocks for the Fund based on both value and growth criteria. With respect to the Acquiring Fund, the sub-advisor seeks out companies that have historically paid consistent, growing dividends, have sustainable competitive advantages that should result in excess profits to support future dividend payments and trade at reasonable valuations compared to their intrinsic value. While the Acquiring Fund does not have a similar stated policy as part of its principal investment strategies, the Target Fund employs a “buy and hold” strategy.

	AIG Select Dividend Growth Fund	Touchstone Dividend Equity Fund
Investment Goal(s):	The investment goals of the Fund are capital appreciation, and secondarily, current income.	The investment goal of the Fund is to seek current income and capital appreciation.
Principal Investment Strategy:

The Fund’s principal investment strategies are value and growth and the Fund employs a blended approach of selecting stocks for the Fund based on both value and growth criteria, as further described below. The value-oriented philosophy to which the Fund partly subscribes is that of investing in securities believed to be undervalued in the market, including by evaluating selection criteria relating to profitability and valuation. These selection criteria are usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that have generally been overlooked by the market. The growth-oriented philosophy to which the Fund partly subscribes is that of investing in securities believed to offer the potential for long-term growth, including by evaluating selection criteria relating to historical dividend growth.

The principal investment technique of the Fund is to employ a “buy and hold” strategy with up to forty dividend paying equity securities selected annually from the Russell 1000® Index. At least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in dividend paying equity securities.

The Fund selects up to forty dividend paying stocks that the portfolio managers believe demonstrate the potential for long-term dividend growth, and which will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. These stocks are selected from the Russell 1000® Index and the selection criteria will generally include dividend growth, as well as a combination of factors that relate to profitability and valuation. Certain stocks in the Russell 1000® Index may be excluded as a result of liquidity screens or industry-related caps applied during the selection process. While the securities selection process takes place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances generally include when a security held by the Fund no longer meets the dividend yielding criteria, when the value of a security becomes a disproportionately large percentage of the Fund’s holdings, when the size of the Fund’s position in a security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Fund, or to maintain an industry-related cap, each in the discretion of the portfolio managers.

The Fund will normally invest at least 80% of its assets in equity securities of U.S. large-cap companies that have historically paid dividends. For the purposes of the Fund, a large capitalization company has a market capitalization within the range represented in the S&P 500 Index (between approximately $4.2 billion and $2 trillion as of March 31, 2021) at the time of purchase. These securities may be listed on an exchange or traded over-the-counter.

In selecting securities for the Fund, the Fund’s sub-advisor, Fort Washington seeks to invest in companies that:

•    Have historically paid consistent, growing dividends

•    Have sustainable competitive advantages that should result in excess profits to support future dividend payments

•    Trade at reasonable valuations compared to their intrinsic value

Fort Washington believes the unique approach results in a portfolio of high quality companies with sustainable competitive advantages that should pay reliable, growing dividends at reasonable valuations. Fort Washington evaluates a company’s competitive advantage by assessing its barriers to entry. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.

The Fund will generally hold 65 to 90 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements.

The Fund will generally sell a security if the security does not meet portfolio guidelines, if the security stops paying a dividend and future prospects of paying a dividend are limited, or if better opportunities exist based on the fundamentals and valuation of the business.

The annual consideration of the stocks that meet the selection criteria takes place on or about August 1 each year, with the next annual consideration to occur on or about August 1, 2021. Immediately after the Fund buys and sells stock in connection with the Fund’s annual rebalancing, it will hold approximately an equal value of each of the forty stocks. In other words, the Fund will invest about 1/40 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Fund, SunAmerica will generally invest additional funds in the pre-selected stocks based on each stock’s respective percentage of the Fund’s assets at the time.

The Fund employs a strategy to hold stocks between its annual rebalancing dates, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. Due to changes in the market value of the stocks held by the Fund, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.

The principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

Comparison of Investment Limitations

Each Fund has fundamental investment limitations which cannot be changed without shareholder approval, and non-fundamental investment limitations which may be changed with Board approval but without shareholder approval. Descriptions of the fundamental limitations of each Target Fund and each Acquiring Fund are set forth in Exhibit B to this Joint Proxy Statement/Prospectus. The limitations for each Target Fund and each corresponding Acquiring Fund are generally substantially similar, although there are certain differences in the language of the applicable investment limitations attributable primarily to the fact that the Target Funds are part of the SunAmerica “family” of funds and the Acquiring Funds are part of the Touchstone “family” of funds. Additionally the Target Fund may not pledge its assets, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, whereas the Acquiring Fund does not have a stated policy with respect to pledging its assets.

How do the principal risks of investing in the Funds compare?

An investment in the AIG Select Dividend Growth Fund is subject to disciplined strategy risk, focused strategy risk and stock market volatility and securities selection risk. An investment in the Touchstone Dividend Equity Fund is subject to dividend risk, equity securities risk, large-cap risk, management risk, economic and market events risk and value investing risk. For more information on the Funds’ principal risks, see “Comparison of Principal Risks.”

Who will be the Advisor, Sub-Advisor and Portfolio Managers of my Fund after the Reorganization?

After the Reorganization, Touchstone Advisors will serve as the investment advisor and Fort Washington will serve as the sub-advisor to Touchstone Dividend Equity Fund. The portfolio managers of Touchstone Dividend Equity Fund are Austin R. Kummer, CFA, Brendan M. White, CFA, and James E. Wilhelm, Jr. For additional information regarding the advisor, sub-advisor and portfolio managers listed above, please see the sections entitled “The Funds’ Management – Investment Advisor” and “The Funds’ Management – Sub-Advisors and Portfolio Managers.”

What are the portfolio turnover rates of the Funds?

A Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the fiscal year ended October 31, 2020, the Target Fund’s portfolio turnover rate was 47% of the average value of its portfolio. The Acquiring Fund will not commence operations until the consummation of the Reorganization but is expected to have a similar portfolio turnover rate.

Will there be any repositioning of the portfolio in connection with the Reorganization?

It is expected that approximately 77% of the portfolio investments of the Target Fund may be sold by the Acquiring Fund following the Reorganization. The timing of any repositioning and its resulting impact on capital gains distributions in 2021 and beyond is uncertain. The amounts per share of any capital gains distributions resulting from the repositioning will depend on a number of factors, including the proportion of portfolio holdings that are actually sold, the timing of portfolio sales, the performance of the stock market in general, the availability of offsetting capital losses and the scale of purchase and redemption activity in the Funds’ shares. The timing of portfolio sales will also be subject to market conditions existing after the closing of the Reorganization. Accordingly, the per share amounts of any capital gains distributions resulting from the repositioning cannot be estimated at this time. Touchstone Advisors publishes estimates of capital gains distributions for the Touchstone Funds on its website (https://www.touchstoneinvestments.com/resources.htm), generally in October of each year. The Acquiring Fund will also bear brokerage costs in connection with the repositioning. For illustration purposes only, if the Reorganization had been completed as of November 30, 2020, and the Acquiring Fund had sold 77% of the investments held in the Target Fund’s portfolio as of November 30, 2020, the resulting realized capital gains estimate would be expected to be $205 million total (or $0.0639 per share) of the combined fund (including the Reorganization of the AIG Focused Dividend Strategy Fund) and the spreads and other transaction costs would be expected to total approximately $2 million in the aggregate (0.04%, or $0.006 per share) of the combined fund, based on average transaction costs of the Acquiring Fund. The brokerage costs to be borne by the Acquiring Fund will be borne by both Acquiring Fund shareholders and continuing Target Fund shareholders (as shareholders of the Acquiring Fund following the Reorganization).

SUMMARY: REORGANIZATION OF AIG SENIOR FLOATING RATE FUND INTO TOUCHSTONE CREDIT OPPORTUNITIES FUND

What class of shares of the Acquiring Fund will I receive in the Reorganization?

Shareholders of the AIG Senior Floating Rate Fund will receive shares of the Touchstone Credit Opportunities Fund, as follows:

AIG Senior Floating Rate Fund	Touchstone Credit Opportunities Fund
Class A	Class A
Class C	Class C
Class W	Class Y

How do the fees and expenses of the Target Fund and the Acquiring Fund compare?

The tables below describe the fees and expenses that you pay if you buy, hold and sell shares of your Target Fund and the pro forma fees and expenses that you may pay if you buy, hold and sell shares of the corresponding Acquiring Fund assuming that the Reorganization of the AIG Senior Floating Rate Fund into the Touchstone Credit Opportunities Fund takes place. However, the Reorganization is subject to the closing of the Transaction between SunAmerica and Touchstone Advisors. The pro forma expense ratios project anticipated expenses of the Acquiring Fund following the Reorganization, but actual expenses may be greater or less than those shown. Expenses for the Class A, Class C, and Class W shares of the AIG Senior Floating Rate Fund are based on the operating expenses incurred by each class of shares of the Fund for the fiscal year ended December 31, 2020. Expenses for the Class A, Class C and Class Y shares of the Touchstone Credit Opportunities Fund are based on the operating expenses incurred by each class of shares of the Fund for the fiscal year ended September 30, 2020. The pro forma fees and expenses for the Class A, Class C, and Class Y shares of the Touchstone Credit Opportunities Fund reflect the fees and expenses of the Acquiring Fund and assume that the Reorganization had been completed at the beginning of the fiscal year ended September 30, 2020.

The Target Fund’s policies and procedures applicable to purchases, exchanges and redemptions are generally comparable to those of the Acquiring Fund’s; however, following the Reorganization, purchases, exchanges and redemptions of the Acquiring Fund shares may be subject to fees, charges, expenses and limitations that differ from those applicable to the Target Fund. See generally “Investing with Touchstone” on page 103. No sales charge will be imposed on the Class A shares of the Acquiring Fund received in connection with the Reorganization. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Touchstone Fund complex. In addition, you may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in the Touchstone Funds. For the Target Fund, more information about these and other discounts is available from your financial professional and in the sections entitled “Shareholder Account Information – Sales Charge Reductions and Waivers” and “Financial Intermediary – Specific Sales Charge Waiver Policies” in the Target Fund’s Prospectus. For the Acquiring Fund, more information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Acquiring Fund’s prospectus and in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to the Acquiring Fund’s prospectus.

As the tables below indicate, though the gross expenses of Class A and Class W shares are expected to be lower than your Target Fund's gross expenses, the hypothetical pro forma net annual operating expenses of the Acquiring Fund after each Reorganization are expected to be higher than your Target Fund’s expenses for all share classes due to the dividend and interest expenses related to short sales that are excluded from the expense limitation arrangement. Please note, however, that the Acquiring Fund’s historical investment performance, which reflects the Acquiring Fund’s investment strategy, including the use of short selling as a component of that strategy, was better than the Target Fund’s historical performance for the 1- and 5- year periods ended December 31, 2020. In addition, at the December 31, 2020 asset levels, the Target Fund is charged an effective management fee of 0.85%. This is higher than the effective management fee of 0.60% that would be paid by the Acquiring Fund including the Target Fund net assets.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	Wire Redemption Fee
AIG Senior Floating Rate Fund - Class A Shares	3.00%	None	Up to $15
Touchstone Credit Opportunities Fund - Class A Shares	3.25%	None	Up to $15
Touchstone Credit Opportunities Fund - Class A Shares Pro Forma	3.25%	None	Up to $15
AIG Senior Floating Rate Fund - Class C Shares	None	1.00%	Up to $15
Touchstone Credit Opportunities Fund - Class C Shares	None	1.00%	Up to $15
Touchstone Credit Opportunities Fund - Class C Shares Pro Forma	None	1.00%	Up to $15
AIG Senior Floating Rate Fund - Class W Shares	None	None	Up to $15
Touchstone Credit Opportunities Fund - Class Y Shares	None	None	Up to $15
Touchstone Credit Opportunities Fund - Class Y Shares Pro Forma	None	None	Up to $15

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	AIG Senior Floating Rate Fund (Class A Shares)	Touchstone Credit Opportunities Fund (Class A Shares)	Touchstone Credit Opportunities Fund Pro Forma (Class A Shares)(1)
Management Fees	0.85%	0.60%	0.60%
Distribution/Service (12b-1) Fees	0.35%	0.25%	0.25%
Administrative Fee	0.20%	0.00%	0.00%
Other Expenses	0.52%	0.66%	0.61%(2)
Acquired Fund Fees and Expenses	0.01%	0.00%	0.00%
Dividend and Interest Expenses on Securities Sold Short	0.00%	0.10%	0.10%(2)
Total Annual Fund Operating Expenses	1.93%(3)	1.61%	1.56%
Fee Waivers and/or Expense Reimbursements	-0.90%(4), (5)	-0.43%(6)	-0.43%(7)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.03%(4), (5)	1.18%(6)	1.13%(7)

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

	AIG Senior Floating Rate Fund (Class C Shares)	Touchstone Credit Opportunities Fund (Class C Shares)	Touchstone Credit Opportunities Fund Pro Forma (Class C Shares) (1)
Management Fees	0.85%	0.60%	0.60%
Distribution/Service (12b-1) Fees	0.75%	1.00%	1.00%
Administrative Fee	0.20%	0.00%	0.00%
Other Expenses	0.56%	0.91%	0.86%(2)
Acquired Fund Fees and Expenses	0.01%	0.00%	0.00%
Dividend and Interest Expenses on Securities Sold Short	0.00%	0.10%	0.10%(2)
Total Annual Fund Operating Expenses	2.37%(3)	2.61%	2.56%
Fee Waivers and/or Expense Reimbursements	-0.94%(4), (5)	-0.68%(6)	-1.03%(7)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.43%(4), (5)	1.93%(6)	1.53%(7)

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

	AIG Senior Floating Rate Fund (Class W Shares)	Touchstone Credit Opportunities Fund (Class Y Shares)	Touchstone Credit Opportunities Fund Pro Forma (Class Y Shares) (1)
Management Fees	0.85%	0.60%	0.60%
Administrative Fee	0.20%	0.00%	0.00%
Other Expenses	0.71%	0.50%	0.45%(2)
Acquired Fund Fees and Expenses	0.01%	0.00%	0.00%
Dividend and Interest Expenses on Securities Sold Short	0.00%	0.10%	0.10%(2)
Total Annual Fund Operating Expenses	1.77%(3)	1.20%	1.15%
Fee Waivers and/or Expense Reimbursements	-0.94%(4), (5)	-0.27%(6)	-0.22%(7)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.83%(4), (5)	0.93%(6)	0.93%(7)

(1)	Represents pro forma information if the AIG Senior Floating Rate Fund is reorganized into the Touchstone Credit Opportunities Fund. The Reorganization is subject to the closing of the Transaction between SunAmerica and Touchstone Advisors.
(2)	Other Expenses and Dividend and Interest Expenses on Securities Sold Short are estimated based on fees and expenses of the Acquiring Fund.
(3)	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2020.
(4)	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.02%, 1.42% and 0.82% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors (the “Board”), including a majority of the directors of the Board who are not “interested persons” of SunAmerica Senior Floating Rate Fund, Inc. as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”).
(5)	Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2022, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.63% on the first $2 billion of average daily net assets and 0.58% above $2 billion of average daily net assets. This agreement may be modified or discontinued prior to April 30, 2022 only with the approval of the Board, including a majority of the Independent Directors.
(6)	Touchstone Advisors has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.08%, 1.83%, 0.83% of average daily net assets for Classes A, C, and Y shares, respectively. This contractual expense limitation is effective through January 29, 2022 but can be terminated by a vote of the Board of the Trust if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation. Additional information regarding the expense limit is provided under the section entitled “The Funds’ Management — Expense Limitation Agreement.” The Target Fund's previously waived fees are not eligible for recoupment by Touchstone Advisors from the Combined Fund.
(7)	Effective upon consummation of the Reorganization(s), Touchstone Advisors has contractually agreed to waive fees and/or reimburse certain expenses in order to limit total annual fund operating expenses of each class of shares of the Acquiring Fund to 1.03%, 1.43% and 0.83% of average daily net assets for Classes A, C, and Y shares, respectively. The contractual expense limitation agreement will have the terms described above in Footnote 6, including recoupment provisions, and will remain in effect for at least two years following the closing of the Reorganization(s).

Expense Examples. The examples below are intended to help you compare the cost of investing in the Target Fund with the pro forma cost of investing in the Acquiring Fund. The examples assume that you invest $10,000 in each Fund and then either (i) sell all of your shares at the end of each period indicated below or (ii) keep all of your shares at the end of each period indicated below. The examples also assume that your investment has a 5% annual return and that operating expenses (before fee waivers and expense reimbursements) remain the same. The examples also assume that any fee waiver agreement and/or expense limitation agreement for the AIG Senior Floating Rate Fund will remain in place through the term of the applicable fee waiver agreement and/or expense limitation agreement, the expense limitation agreements for the Touchstone Credit Opportunities Fund will remain in place for one year and the expense limitation agreement that will take effect as of the closing of the Reorganization will remain in place for two years following the closing of the Reorganization(s). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares
AIG Senior Floating Rate Fund	$402	$618	$852	$1,522
Touchstone Credit Opportunities Fund	$441	$776	$1,133	$2,139
Touchstone Credit Opportunities Fund Pro Forma	$436	$718	$1,066	$2,048
Class C Shares(1)
AIG Senior Floating Rate Fund	$246	$452	$782	$1,604
Touchstone Credit Opportunities Fund	$296	$747	$1,325	$2,894
Touchstone Credit Opportunities Fund Pro Forma	$256	$594	$1,169	$2,735
Class W Shares/Class Y Shares
AIG Senior Floating Rate Fund (Class W Shares)	$85	$265	$460	$1,025
Touchstone Credit Opportunities Fund (Class Y Shares)	$95	$354	$634	$1,431
Touchstone Credit Opportunities Fund Pro Forma (Class Y Shares)	$95	$321	$589	$1,357

If shares are not redeemed:(2)	1 Year	3 Years	5 Years	10 Years
Class C Shares(1)
AIG Senior Floating Rate Fund	$146	$452	$782	$1,604
Touchstone Credit Opportunities Fund	$196	$747	$1,325	$2,894
Touchstone Credit Opportunities Fund Pro Forma	$156	$594	$1,169	$2,735

(1)	Reflects the automatic conversion of Class C shares to Class A shares after they have been held for eight (8) years.

(2)	For holders of all other classes, the costs are the same as set forth above.

How do the performance records of the Target Fund and the Acquiring Fund compare?

The bar charts and the performance tables below provide some indication of the risks of an investment in each of the Target Fund and the Acquiring Fund by showing how each Fund’s performance has varied from year to year and by showing how each Fund’s average annual returns compare with a broad measure of market performance. The Acquiring Fund will be the accounting survivor of the Reorganization for performance purposes.

On September 6, 2019, another series of the Acquiring Funds Trust (the “Credit Opportunities Predecessor Fund”), was reorganized into the Acquiring Fund. As a result of the reorganization, the performance and accounting history of the Credit Opportunities Predecessor Fund was assumed by the Acquiring Fund. Financial and performance information prior to September 6, 2019 is that of the Credit Opportunities Predecessor Fund.

The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance of the Target Fund and the Acquiring Fund, before and after taxes, does not necessarily represent how either Fund will perform in the future. Updated performance information for the Target Fund is available on the Target Fund’s website at www.aig.com/funds or can be obtained by phone at 800-858-8850, ext. 6003. Updated performance information for the Acquiring Fund is available on the Acquiring Fund’s website at TouchstoneInvestments.com or by calling 800.543.0407.

AIG Senior Floating Rate Fund-Class A Shares

Best Quarter: Second Quarter, 2020 7.43%	Worst Quarter: First Quarter, 2020 -11.87%

The AIG Senior Floating Rate Fund’s calendar year-to-date total return for Class A shares as of January 31, 2021 was 0.90%.

Touchstone Credit Opportunities Fund-Class A Shares

Best Quarter: Second Quarter, 2020 10.90%	Worst Quarter: First Quarter, 2020 -16.21%

The Touchstone Credit Opportunities Fund’s calendar year-to-date total return for Class A shares as of January 31, 2021 was 1.02%

Average Annual Total Returns
For the periods ended December 31, 2020

The table below shows how the Target Fund and Acquiring Fund's performance compares with the returns of an index or indexes that measures broad market performance.

AIG Senior Floating Rate Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A (return before taxes)	10/04/2006	-3.16%	3.51%	3.00%	N/A
Class A (return after taxes on distributions)	10/04/2006	-4.20%	1.82%	1.32%	N/A
Class A (return after taxes on distributions and sale of fund shares)	10/04/2006	-1.83%	1.94%	1.56%	N/A
Class C (return before taxes)	08/31/1998	-0.60%	3.98%	3.07%	N/A
Class W (return before taxes)	04/20/2017	0.99%	N/A	N/A	2.94%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)(1)	04/20/2017	3.12%	5.24%	4.32%	3.96%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (2)	04/20/2017	7.51%	4.44%	3.84%	4.75%

Touchstone Credit Opportunities Fund	Inception Date	1 Year	5 Years	Since Inception
Class A (return before taxes)	8/31/2015	-0.83%	5.34%	4.54%
Class A (return after taxes on distributions)	8/31/2015	-3.41%	2.74%	2.07%
Class A (return after taxes on distributions and sale of fund shares)	8/31/2015	-0.59%	2.99%	2.41%
Class C (return before taxes)	8/31/2015	2.60%	5.81%	4.98%
Class Y (return before taxes)	8/31/2015	4.71%	6.85%	5.96%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (3) (reflects no deduction for fees, expenses or taxes)	8/31/2015	0.67%	1.20%	1.13%

(1)	The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to- Market Pricing to calculate market value change. On a real-time basis, the S&P/LSTA Leveraged Loan Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Indices are not managed and an investor cannot invest directly in an index.
(2)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers components for government, government-related, corporate, mortgage pass-through, commercial mortgage-backed, and asset-backed securities. Indices are not managed and an investor cannot invest directly in an index.
(3)	The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days that assumes reinvestment of all income.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you hold your Fund shares through a tax-advantaged arrangement, such as an individual retirement account or a 401(k) plan, the after-tax returns do not apply to your situation.

How do the investment goals and principal investment strategies of the Funds compare?

The investment goals and principal investment strategies of the AIG Senior Floating Rate Fund and the Touchstone Credit Opportunities Fund, along with descriptions of certain differences between the Funds’ investment goals and principal investment strategies, are set forth in the table below. As described further below, the Target Fund’s investment objective is to provide a high level of current income consistent with the preservation of capital, while the Acquiring Fund’s investment objective is absolute total return primarily from income and capital appreciation. The primary difference between the Funds’ investment strategies is that the Target Fund generally invests in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations, whereas the Acquiring Fund invests, under normal circumstances, at least 80% of its assets in U.S. and non-U.S. debt instruments, which may include loans. The credit quality of the loans in which the Target Fund invests will be rated below investment grade or will be unrated loans of comparable quality, whereas the Acquiring Fund may invest in debt instruments of any credit quality or rating. Both Funds allow for investing in non-U.S. investments. However, whereas the Target Fund identifies specific percentages of its portfolio that will be invested in non-U.S. investments, the Acquiring Fund does not. Both Funds also allow for certain methods of hedging. Additionally, the Target Fund is a diversified fund, whereas the Acquiring Fund is a non-diversified fund.

	AIG Senior Floating Rate Fund	Touchstone Credit Opportunities Fund
Investment Goal(s):	The Fund’s investment goal is to provide as high a level of current income as is consistent with the preservation of capital.	The Fund seeks absolute total return, primarily from income and capital appreciation.
Principal Investment Strategy:

The Fund’s principal investment strategy is investing in senior secured floating rate loans.

The principal investment technique of the Fund is investing in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations (“Loans”). Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in such securities. The Fund may invest in Loans directly or by purchasing Assignments or Participations. The Fund may also purchase both investment grade and high yield (sometimes referred to as “junk bonds”) fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities. The Fund may invest in foreign securities, including up to 10% of its total assets in non-U.S. dollar denominated Loans and non-U.S. dollar denominated high yield fixed income securities, and up to 25% of its total assets in U.S. dollar denominated Loans issued by non-U.S. companies.

The Fund invests, under normal circumstances, at least 80% of its assets (including the amount of borrowings for investment purposes) in U.S. and non-U.S. debt instruments.

The Fund seeks to achieve its investment goal by investing in a wide array of debt securities or other debt instruments. The Fund may invest in debt instruments of any credit quality or rating and may invest without limit in loans, bonds and other debt instruments that are rated below investment grade by one or more nationally recognized statistical ratings organizations (“NRSRO”) (i.e., rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BB or lower by Standard & Poor’s Ratings Services (“S&P”)) or, if unrated, deemed by the Fund’s sub-advisor, Ares Capital Management II, LLC (“Ares”), to be of comparable quality. These investments may include distressed or defaulted debt instruments. Securities rated below investment grade are sometimes referred to as “high yield” or “junk” bonds. The Fund’s investment policies are based on credit ratings at the time of purchase.

The Loans generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Most, if not all, of the Loans in which the Fund invests will be rated below investment grade or will be unrated Loans of comparable quality. In selecting Loans, the Fund will employ credit standards that Wellington Management Company LLP (“Wellington Management”), the Fund’s subadviser, has established. Wellington Management’s primary consideration in selecting Loans for investment by the Fund is the Borrower’s creditworthiness. The Fund will generally purchase Loans only if, in the judgment of Wellington Management, the Borrower can meet the debt service on the Loan.

The principal investment strategy and principal investment techniques of the Fund may be changed without shareholder approval. You will receive at least 60 days’ notice of any change to the 80% investment policy set forth above.

In managing the Fund’s portfolio, Ares seeks to take advantage of opportunities presented from time to time in credit markets by systematically allocating and reallocating the Fund’s assets among core investments and opportunistic investments as credit market conditions change.

The Fund’s core investments include the following:

•  Opportunistic Liquid Credit—The Fund seeks to generate current income with attractive relative value by investing in senior secured and unsecured debt of U.S. and non-U.S. companies.

•  Structured Credit—The Fund seeks to generate current income and capital appreciation by investing in debt and equity securities of Collateralized Loan Obligations (“CLOs”) in the U.S. and globally.

•  Special Situations—The Fund seeks capital appreciation by investing in distressed U.S. and non-U.S. corporate loans and bonds that trade at significant discounts to par value.

•   Hedges—The Fund engages in short selling, futures contracts, total return and interest rate swaps, pairs trades and options transactions in an attempt to achieve downside protection and reduce portfolio volatility.

The Fund may also invest in securities that may be offered and sold to only qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.

In addition, the Fund may make opportunistic investments from time to time in stressed and distressed securities, including debtor-in-possession loans (sometimes referred to as “DIP” loans), exit financings, rescue financings, and post-bankruptcy equity securities, as well as preferred stock, convertible debt, and other securitized vehicles. DIP loans are a special kind of financing meant for companies that are financially distressed and in bankruptcy. Such loans typically have priority over existing debt, equity and other claims.

The corporate loans (commonly referred to as “bank loans”) in which the Fund invests are typically senior in payment priority and secured by a lien on the borrower’s assets. These corporate loans may include second lien loans, mezzanine loans and, to a limited extent, DIP loans. The capacity of a company to borrow and the quality of the credit underlying a corporate loan are typically determined based upon one or more of the projected cash flows of the borrower, the enterprise value of the borrower or the asset value of the collateral supporting any liens.

The corporate debt securities, including high yield bonds, and other similar debt instruments in which the Fund invests are typically unsecured and may be subordinated in payment priority to other debt of the borrower. The terms governing these debt instruments may include features that can result in principal appreciation under certain circumstances. The capacity of a company to issue debt securities or other similar debt instruments and the quality of the credit underlying a company’s debt securities or other similar debt instruments are typically determined based upon the projected cash flows of the borrower, the enterprise value of the borrower or both.

The Fund is non-diversified and therefore may, from time to time, have significant exposure to a limited number of issuers.

Comparison of Investment Limitations

Each Fund has fundamental investment limitations which cannot be changed without shareholder approval, and non-fundamental investment limitations which may be changed with Board approval but without shareholder approval. Descriptions of the fundamental limitations of each Target and Acquiring Fund are set forth in Exhibit B to this Joint Proxy Statement/Prospectus. The limitations for each Target Fund and each corresponding Acquiring Fund are generally substantially similar, although there are certain differences in the language of the applicable investment limitations attributable primarily to the fact that the SunAmerica Funds are part of the SunAmerica “family” of funds and the Touchstone Funds are part of the Touchstone “family” of funds or based on the specific Fund’s investment strategies. Additionally the Target Fund is diversified whereas the Acquiring Fund is non-diversified.

How do the principal risks of investing in the Funds compare?

An investment in each Fund is subject to foreign securities risk. An investment in the AIG Senior Floating Rate Fund is also subject to collateral impairment risk, credit quality risk, economic and general market volatility risk, general risks related to the loans, interest rate fluctuations risk, LIBOR risk, loan settlement risk, prepayment risk, redemption risk and securities selection risk. An investment in the Touchstone Credit Opportunities Fund is also subject to collateralized loan obligations risk, convertible securities risk, counterparty risk, derivatives risk including futures contracts risk, economic and market events risk, options risk and swap agreement risk, equity securities risk including preferred stock risk, fixed-income risk including corporate loan risk, credit risk, distressed securities risk, interest rate risk and non-investment-grade debt securities risk, foreign securities risk, health crises impact risk, leverage risk, liquidity risk, management risk, non-diversification risk, pay-in-kind risk, Rule 144 securities risk, and short sales risk. For more information on the Funds’ principal risks, see “Comparison of Principal Risks.”

 Who will be the Advisor, Sub-Advisor and Portfolio Managers of my Fund after the Reorganization?

After the Reorganization, Touchstone will continue to serve as the investment advisor and Ares Capital Management II LLC will continue to serve as the sub-advisor to Touchstone Credit Opportunities Fund. The portfolio managers of Touchstone Credit Opportunities Fund are Seth Brufsky, Jason Duko, Chris Mathewson, and Kapil Singh. For additional information regarding the advisor, sub-advisor and portfolio managers listed above, please see the sections entitled “The Funds’ Management – Investment Advisor” and “The Funds’ Management – Sub-Advisors and Portfolio Managers.”

What are the portfolio turnover rates of the Funds?

A Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the fiscal year ended December 31, 2020, the Target Fund’s portfolio turnover rate was 51% of the average value of its portfolio. During the fiscal year ended September 30, 2020, the Acquiring Fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Will there be any repositioning of the portfolio in connection with the Reorganization?

It is expected that approximately 60% of the portfolio investments of the Target Fund may be sold by the Acquiring Fund following the Reorganization. The timing of any repositioning and its resulting impact on capital gains distributions in 2021 and beyond is uncertain. In addition, additional securities may be sold over time in the ordinary course of business. The amounts per share of any capital gains distributions resulting from the repositioning will depend on a number of factors, including the proportion of portfolio holdings that are actually sold, the timing of portfolio sales, the performance of the bond market in general, the availability of offsetting capital losses and the scale of purchase and redemption activity in the Funds’ shares. The timing of portfolio sales will also be subject to market conditions existing after the closing of the Reorganization. Accordingly, the per share amounts of any capital gains distributions resulting from the repositioning cannot be estimated at this time. Touchstone Advisors publishes estimates of capital gains distributions for the Touchstone Funds on its website (https://www.touchstoneinvestments.com/resources.htm), generally in October of each year. The Acquiring Fund will also bear brokerage costs in connection with the repositioning. For illustration purposes only, if the Reorganization had been completed as of November 30, 2020 and the Acquiring Fund had sold 60% of the investments held in the Target Fund’s portfolio as of November 30, 2020, the resulting realized capital loss estimate would be expected to be $(2.9 million) total (or $0.122 per share) of the combined fund and the spreads and other transaction costs would be expected to total approximately $465,000 in the aggregate (0.19%, or $0.019 per share) of the combined fund, based on average transaction costs of the Acquiring Fund. The brokerage costs to be borne by the Acquiring Fund will be borne by both Acquiring Fund shareholders and continuing Target Fund shareholders (as shareholders of the Acquiring Fund following the Reorganization).

In addition, on November 19, 2020, the Board of Trustees of Touchstone Strategic Trust approved the reorganization of the Touchstone Dynamic Diversified Income Fund into the Acquiring Fund, subject to the approval of the Touchstone Dynamic Diversified Income Fund’s shareholders (the “Dynamic Fund Reorganization”). The Trust filed a prospectus/proxy statement on Form N-14 with respect to the Dynamic Fund Reorganization with the SEC on March 17, 2021. The Dynamic Fund Reorganization is expected to be completed on or about June 4, 2021, prior to the closing of the Reorganization discussed in this Prospectus/Proxy Statement. Touchstone Advisors does not expect the Dynamic Fund Reorganization to affect the completion of the Reorganization discussed in this Prospectus/Proxy Statement.

SUMMARY: REORGANIZATION OF AIG U.S. GOVERNMENT SECURITIES FUND INTO TOUCHSTONE ACTIVE BOND FUND

What class of shares of the Acquiring Fund will I receive in the Reorganization?

Shareholders of the AIG U.S. Government Securities Fund will receive shares of the Touchstone Active Bond Fund, as follows:

AIG U.S. Government Securities Fund	Touchstone Active Bond Fund
Class A	Class A
Class C	Class C

How do the fees and expenses of the Target Fund and the Acquiring Fund compare?

The tables below describe the fees and expenses that you pay if you buy, hold and sell shares of your Target Fund and the pro forma fees and expenses that you may pay if you buy, hold and sell shares of the corresponding Acquiring Fund assuming that the Reorganization of the AIG U.S. Government Securities Fund into the Touchstone Active Bond Fund takes place. However, the Reorganization is subject to the closing of the Transaction between SunAmerica and Touchstone Advisors. The pro forma expense ratios project anticipated expenses of the Acquiring Fund following the Reorganization, but actual expenses may be greater or less than those shown. Expenses for the Class A and Class C shares of the AIG U.S. Government Securities Fund are based on the operating expenses incurred by each class of shares of the Fund for the twelve months ended September 30, 2020, the Target Fund’s most recent semi-annual period end. Expenses for the Class A and Class C shares of the Touchstone Active Bond Fund are based on the operating expenses incurred by each class of shares of the Acquiring Fund for the fiscal year ended September 30, 2020. The pro forma fees and expenses for the Class A and Class C shares of the Touchstone Active Bond Fund reflect the fees and expenses of the Acquiring Fund and assume that the Reorganization had been completed at the beginning of the fiscal year ended September 30, 2020.

The Target Fund’s policies and procedures applicable to purchases, exchanges and redemptions are generally comparable to those of the Acquiring Fund’s; however, following the Reorganization, purchases, exchanges and redemptions of the Acquiring Fund shares may be subject to fees, charges, expenses and limitations that differ from those applicable to the Target Fund. See generally “Investing with Touchstone” on page 103. No sales charge will be imposed on the Class A shares of the Acquiring Fund received in connection with the Reorganization. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Touchstone Fund complex. In addition, you may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in the Touchstone Funds. For the Target Fund, more information about these and other discounts is available from your financial professional and in the sections entitled “Shareholder Account Information – Sales Charge Reductions and Waivers” and “Financial Intermediary – Specific Sales Charge Waiver Policies” in the Target Fund’s Prospectus. For the Acquiring Fund, more information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Acquiring Fund’s prospectus and in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to the Acquiring Fund’s prospectus.

As the tables below indicate, the hypothetical pro forma gross and net annual operating expenses of the Acquiring Fund after each Reorganization are expected to be lower for Class A than your Target Fund’s expenses and the same for Class C. At the December 31, 2020 net asset levels, the Target Fund is charged an effective management fee of 0.65%. This is higher than the effective management fee of 0.38% that would be paid by the Acquiring Fund including the Target Fund net assets.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	Wire Redemption Fee
AIG U.S. Government Securities Fund - Class A Shares	3.75%	None	Up to $15
Touchstone Active Bond Fund - Class A Shares	3.25%	None	Up to $15
Touchstone Active Bond Fund - Class A Shares Pro Forma	3.25%	None	Up to $15
AIG U.S. Government Securities Fund - Class C Shares	None	1.00%	Up to $15
Touchstone Active Bond Fund - Class C Shares	None	1.00%	Up to $15
Touchstone Active Bond Fund - Class C Shares Pro Forma	None	1.00%	Up to $15

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

	AIG U.S. Government Securities Fund (Class A Shares)	Touchstone Active Bond Fund (Class A Shares)	Touchstone Active Bond Fund Pro Forma (Class A Shares)(1)
Management Fees	0.65%	0.39%	0.38%
Distribution/Service (12b-1) Fees	0.35%	0.25%	0.25%
Other Expenses	0.42%	0.31%	0.29%(2)
Acquired Fund Fees and Expenses	0.00%	0.01%	0.01%(2)
Total Annual Fund Operating Expenses	1.42%	0.96%	0.93%
Fee Waivers and/or Expense Reimbursements	-0.43%(3), (4)	-0.05%(5)	-0.02%(6)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%(3), (4)	0.91%(5)	0.91%(6)

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

	AIG U.S. Government Securities Fund (Class C Shares)	Touchstone Active Bond Fund (Class C Shares)	Touchstone Active Bond Fund Pro Forma (Class C Shares)(1)
Management Fees	0.65%	0.39%	0.38%
Distribution/Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.59%	0.54%	0.52%(2)
Acquired Fund Fees and Expenses	0.00%	0.01%	0.01%(2)
Total Annual Fund Operating Expenses	2.24%	1.94%	1.91%
Fee Waivers and/or Expense Reimbursements	-0.60%(3), (4)	-0.28%(5)	-0.27%(6)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.64%(3), (4)	1.66%(5)	1.64%(6)

(1)	Represents pro forma information if the AIG U.S. Government Securities Fund is reorganized into the Touchstone Active Bond Fund. The Reorganization is subject to the closing of the Transaction between SunAmerica and Touchstone Advisors.
(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated based on fees and expenses of the Acquiring Fund.
(3)	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.99% and 1.64% for Class A and Class C shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees (the “Board”) of SunAmerica Income Funds (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
(4)	Any contractual waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.
(5)	Touchstone Advisors has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.90% and 1.65% of average daily net assets for Classes A and C, respectively. This contractual expense limitation is effective through January 29, 2022 but can be terminated by a vote of the Board of the Trust if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation. Additional information regarding the expense limit is provided under the section entitled “The Funds’ Management — Expense Limitation Agreement.” The Target Fund's previously waived fees are not eligible for recoupment by Touchstone Advisors from the Combined Fund.
(6)	Effective upon consummation of the Reorganization(s), Touchstone Advisors has contractually agreed to waive fees and/or reimburse certain expenses in order to limit total annual fund operating expenses of each class of shares of the Acquiring Fund to 0.90% and, 1.63% of average daily net assets for Classes A and C, respectively. The contractual expense limitation agreement will have the terms described above in Footnote 5, including recoupment provisions, and will remain in effect for at least two years following the closing of the Reorganization(s). Additional information regarding the expense limit is provided under the section entitled “The Funds’ Management — Expense Limitation Agreement.”

Expense Examples. The examples below are intended to help you compare the cost of investing in the Target Fund with the pro forma cost of investing in the Acquiring Fund. The examples assume that you invest $10,000 in each Fund and then sell all of your shares at the end of each period indicated below or (ii) keep all of your shares at the end of each period indicated below. The examples also assume that your investment has a 5% annual return and that operating expenses (before fee waivers and expense reimbursements) remain the same. The examples also assume that any expense limitation agreement for the AIG U.S. Government Securities Fund will remain in place through the term of the expense limitation agreement, the expense limitation agreements for the Touchstone Active Bond Fund will remain in place for one year in each period and the expense limitation agreement that takes effect as of the closing of the Reorganization will be in place for two years following the closing of the Reorganization. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares
AIG U.S. Government Securities Fund	$472	$678	$902	$1,543
Touchstone Active Bond Fund	$415	$616	$834	$1,460
Touchstone Active Bond Fund Pro Forma	$415	$608	$819	$1,427
Class C Shares(1)
AIG U.S. Government Securities Fund	$267	$517	$892	$1,770
Touchstone Active Bond Fund	$269	$582	$1,021	$2,242
Touchstone Active Bond Fund Pro Forma	$267	$546	$980	$2,188

If shares are not redeemed:(2)	1 Year	3 Years	5 Years	10 Years
Class C Shares(1)
AIG U.S. Government Securities Fund	$167	$517	$892	$1,770
Touchstone Active Bond Fund	$169	$582	$1,021	$2,242
Touchstone Active Bond Fund Pro Forma	$167	$546	$980	$2,188

(1)	Reflects the automatic conversion of Class C shares to Class A shares after they have been held for eight (8) years.
(2)	For holders of all other classes, the costs are the same as set forth above.

How do the performance records of the Target Fund and the Acquiring Fund compare?

The bar charts and the performance tables below provide some indication of the risks of an investment in each of the Target Fund and the Acquiring Fund by showing how each Fund’s performance has varied from year to year and by showing how each Fund’s average annual returns compare with a broad measure of market performance. The Acquiring Fund will be the accounting survivor of the Reorganization for performance purposes.

On January 27, 2017, the Touchstone Active Bond Fund, previously a series of Touchstone Investment Trust (the “Active Bond Predecessor Fund”), was reorganized into the Acquiring Fund. As a result of that reorganization, the performance and accounting history of the Active Bond Predecessor Fund was assumed by the Acquiring Fund. Financial and performance information prior to January 27, 2017 is that of the Active Bond Predecessor Fund.

The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance of the Target Fund and the Acquiring Fund, before and after taxes, does not necessarily represent how either Fund will perform in the future. Updated performance information for the Target Fund is available on the Target Fund’s website at www.aig.com/funds or can be obtained by phone at 800-858-8850, ext. 6003. Updated performance information for the Acquiring Fund is available on the Acquiring Fund’s website at TouchstoneInvestments.com or by calling 800.543.0407.

AIG U.S. Government Securities Fund-Class A Shares

Best Quarter: First Quarter, 2020 6.93%	Worst Quarter: Fourth Quarter, 2016 -4.35%

The AIG U.S. Government Securities Fund’s calendar year-to-date total return for Class A shares as of January 31, 2021 was -0.91%.

Touchstone Active Bond Fund-Class A Shares

Best Quarter: Second Quarter, 2020 7.72%	Worst Quarter: First Quarter, 2020 -2.33%

The Touchstone Active Bond Fund’s calendar year-to-date total return for Class A shares as of January 31, 2021 was -0.62%.

Average Annual Total Returns
For the periods ended December 31, 2020

The table below shows how the Target Fund and Acquiring Fund's performance compares with the returns of an index that measures broad market performance.

AIG U.S. Government Securities Fund	Inception Date	1 Year	5 Years	10 Years
Class A (return before taxes)	10/01/1993	0.98%	1.02%	1.51%
Class A (return after taxes on distributions)	10/01/1993	0.37%	0.32%	0.72%
Class A (return after taxes on distributions and sale of fund shares)	10/01/1993	0.58%	0.46%	0.82%
Class C (return before taxes)	06/01/1999	4.12%	1.33%	1.34%
ICE BofA U.S. Treasury Master Index (reflects no deduction for fees, expenses or taxes)(1)	N/A	8.22%	3.87%	3.43%

Touchstone Active Bond Fund	Inception Date	1 Year	5 Years	10 Years
Class A (return before taxes)	10/3/1994	7.71%	4.23%	3.76%
Class A (return after taxes on distributions)	10/3/1994	6.54%	3.11%	2.48%
Class A (return after taxes on distributions and sale of fund shares)	10/3/1994	4.53%	2.74%	2.33%
Class C (return before taxes)	10/3/1994	8.19%	4.47%	3.63%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(2)	N/A	7.51%	4.44%	3.84%

(1)	The ICE BofA U.S. Treasury Master Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Indices are not managed and an investor cannot invest directly in an index.
(2)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years.

How do the investment goals and principal investment strategies of the Funds compare?

The investment goals and principal investment strategies of the AIG U.S. Government Securities Fund and the Touchstone Active Bond Fund, along with descriptions of certain differences between the Funds’ investment goals and principal investment strategies, are set forth in the table below. As described further below, the Target Fund’s investment objective is high current income consistent with relative safety of capital, while the Acquiring Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Additionally, the Acquiring Fund has a secondary goal of capital appreciation. The primary difference between the funds’ investment strategies is that the Target Fund generally invests at least 80% of its assets in U.S. Government securities, whereas the Acquiring Fund, under normal circumstances, invests at least 80% of its assets in bonds, which may include U.S. Government securities. Overall, the Target Fund does not have a stated policy on hedging and derivatives and other instruments as part of its principal investment strategies, while the Acquiring Fund may invest up to 30% of the Acquiring Fund’s total assets in non-investment grade debt securities and may invest in each of non-U.S. investments, hedging, and derivatives and other instruments, as described in more detail below. Additionally, both Funds may engage in active trading.

	AIG U.S. Government Securities Fund	Touchstone Active Bond Fund
Investment Goal(s):	The investment goal of the Fund is high current income consistent with relative safety of capital.	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.
Principal Investment Strategy:

The Fund’s principal investment strategy is fixed income investing. The strategy of “fixed income investing” in which the Fund engages includes utilizing economic research and analysis of current economic conditions, potential fluctuations in interest rates, and, where relevant, the strength of the underlying issuer.

The principal investment technique of the Fund is active trading of U.S. government securities without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in such securities.

U.S. government securities, including bills, notes, bonds and other debt securities, are issued by the U.S. Treasury or agencies and instrumentalities of the U.S. government. Certain government securities are direct obligations of the U.S. Treasury (such as Treasury Bills) and, as such, are backed by the “full faith and credit” of the U.S. government. Other types of government securities are issued by agencies or instrumentalities of the U.S. government. These types of securities may or may not be backed by the “full faith and credit” of the U.S. government. When a U.S. government security is an obligation of an agency or instrumentality and not backed by the U.S. government, the holder of such security must look principally to the agency or instrumentality issuing or guaranteeing the security for all obligations due, including repayment of principal, and not the U.S. government.

The principal investment strategy and principal investment technique of the Fund may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior notice to shareholders. Bonds include mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities. The Fund may engage in frequent and active trading as part of its principal investment strategies.

In deciding what securities to buy and sell for the Fund, the Fund’s sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund’s portfolio. Fort Washington follows a disciplined sector allocation process in order to build a diversified portfolio of investments.

In building the Fund’s portfolio, Fort Washington primarily invests in investment-grade debt securities, but may invest up to 30% of the Fund’s total assets in non-investment-grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization (“NRSRO”). Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative. The Fund’s investment policies are based on credit ratings at the time of purchase. The Fund may also invest up to 20% of its total assets in foreign-issued debt securities denominated in either the U.S. dollar or a foreign currency. Foreign-issued debt securities may include debt securities of emerging market countries.

Additionally, in order to implement its investment strategy, the Fund may invest in mortgage dollar-roll transactions and reverse repurchase agreements, and in derivatives, including forwards, futures contracts, interest rate and credit default swap agreements, and options. These investments may be used to gain or hedge market exposure, to adjust the Fund’s duration, to manage interest rate risk, and for any other purposes consistent with the Fund’s investment strategies and limitations.

Comparison of Investment Limitations

Each Fund has fundamental investment limitations which cannot be changed without shareholder approval, and non-fundamental investment limitations which may be changed with Board approval but without shareholder approval. Descriptions of the fundamental limitations of each Target and Acquiring Fund are set forth in Exhibit B to this Joint Proxy Statement/Prospectus. The limitations for each Target Fund and each corresponding Acquiring Fund are generally substantially similar, although there are certain differences in the language of the applicable investment limitations attributable primarily to the fact that the SunAmerica Funds are part of the SunAmerica “family” of funds and the Touchstone Funds are part of the Touchstone “family” of funds or based on the specific Fund’s investment strategies. Additionally the Target Fund may not pledge its assets, whereas the Acquiring Fund does not have a stated policy with respect to pledging its assets.

How do the principal risks of investing in the Funds compare?

An investment in the AIG U.S. Government Securities Fund is subject to active trading risk, bond market volatility risk, interest rate fluctuations risk, prepayment risk, redemption risk, securities selection risk, and U.S. government securities risk. An investment in the Touchstone Active Bond Fund is subject to economic and market events risk, derivatives risk including forward foreign currency exchange contract risk, futures contracts risk, options risk, and swap agreement risk, fixed income risk including asset-backed securities risk, credit risk, interest rate risk, investment-grade debt securities risk, mortgage-backed securities risk, and non-investment-grade debt securities risk, foreign securities risk including emerging markets risk and sovereign debt risk, health crises impact risk, leverage risk, management risk, mortgage dollar roll risk, portfolio turnover risk and U.S. government agencies securities risk. For more information on the Funds’ principal risks, see “Comparison of Principal Risks.”

Who will be the Advisor, Sub-Advisor and Portfolio Managers of my Fund after the Reorganization?

After the Reorganization, Touchstone will continue to serve as the investment advisor and Fort Washington will serve as the sub-advisor to Touchstone Active Bond Fund. The portfolio manager of Touchstone Active Bond Fund is Daniel J. Carter, CFA. For additional information regarding the advisor and portfolio managers listed above, please see the section entitled “The Funds’ Management– Investment Advisor.”

What are the portfolio turnover rates of the Funds?

A Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the fiscal year ended March 30, 2020, the Target Fund’s portfolio turnover rate was 40% of the average value of its portfolio. During the fiscal year ended September 30, 2020, the portfolio turnover rate of the Acquiring Fund was 261% of the average value of its portfolio.

Will there be any repositioning of the portfolio in connection with the Reorganization?

It is expected that approximately 100% of the portfolio investments of the Target Fund may be sold by the Acquiring Fund following the Reorganization. The timing of any repositioning and its resulting impact on capital gains distributions in 2021 and beyond is uncertain. In addition, additional securities may be sold over time in the ordinary course of business. The amounts per share of any capital gains distributions resulting from the repositioning will depend on a number of factors, including the proportion of portfolio holdings that are actually sold, the timing of portfolio sales, the performance of the bond market in general, the availability of offsetting capital losses and the scale of purchase and redemption activity in the Funds’ shares. The timing of portfolio sales will also be subject to market conditions existing after the closing of the Reorganization. Accordingly, the per share amounts of any capital gains distributions resulting from the repositioning cannot be estimated at this time. Touchstone Advisors publishes estimates of capital gains distributions for the Touchstone Funds on its website (https://www.touchstoneinvestments.com/resources.htm), generally in October of each year. The Acquiring Fund will also bear brokerage costs in connection with the repositioning. For illustration purposes only, if the Reorganization had been completed as of November 30, 2020 and the Acquiring Fund had sold 100% of the investments held in the Target Fund’s portfolio as of November 30, 2020, the resulting realized capital gains estimate would be expected to be $11 million total (or $0.249 per share) of the combined fund and the spreads and other transaction costs would be expected to total approximately $86,000 in the aggregate (0.015%, or $0.002 per share) of the combined fund, based on average transaction costs of the Acquiring Fund. The brokerage costs to be borne by the Acquiring Fund will be borne by both Acquiring Fund shareholders and continuing Target Fund shareholders (as shareholders of the Acquiring Fund following the Reorganization).

COMPARISON OF PRINCIPAL RISKS

Each Target Fund and corresponding Acquiring Fund have similar, but not identical principal risks. The principal risks applicable to each Fund are summarized below. The Target Funds and Touchstone Funds are separate fund complexes with different historical disclosure practices. Accordingly, certain differences between the Target Funds and Acquiring Funds are attributable primarily to differing historical practices. The table below is not intended to provide shareholders with any indication of the Funds’ relative risk/return profiles. Shareholders should instead refer to the narrative descriptions of the Funds’ principal risks that follow the table below.

Principal Risk	AIG Focused Dividend Strategy	AIG Select Dividend Growth	Touchstone Dividend Equity	AIG Focused Growth	Touchstone Sands Capital Select Growth	AIG Senior Floating Rate	Touchstone Credit Opportunities	AIG U.S. Government Securities	Touchstone Active Bond
Active Trading Risk				✓				✓
Bond Market Volatility Risk								✓
Collateral Impairment Risk						✓
Collateralized Loan Obligations Risk							✓		✓
Convertible Securities Risk							✓
Counterparty Risk							✓
Credit Quality Risk						✓
Derivatives Risk							✓		✓
Disciplined Strategy Risk	✓	✓
• Forward Foreign Currency Exchange Contract Risk									✓
• Futures Contracts Risk							✓		✓
• Options Risk							✓		✓
• Swap Agreement Risk							✓		✓
Dividend Risk			✓
Economic and General Market Volatility Risk						✓
Economic and Market Events Risk			✓		✓		✓		✓
Emerging Markets Securities Risk				✓
Equity Securities Risk			✓		✓		✓
• Large-Cap Risk			✓		✓
• Preferred Stock Risk							✓
Fixed-Income Risk							✓		✓
• Asset-Backed Securities Risk									✓
• Corporate Loan Risk							✓
• Credit Risk							✓		✓

Principal Risk	AIG Focused Dividend Strategy	AIG Select Dividend Growth	Touchstone Dividend Equity	AIG Focused Growth	Touchstone Sands Capital Select Growth	AIG Senior Floating Rate	Touchstone Credit Opportunities	AIG U.S. Government Securities	Touchstone Active Bond
• Distressed Securities Risk							✓
• Interest Rate Risk							✓		✓
• Investment-Grade Debt Securities Risk									✓
• Mortgage-Backed Securities Risk									✓
• Non-Investment-Grade Debt Securities Risk							✓		✓
Focused Strategy Risk	✓	✓
Foreign Exposure and Currency Volatility Risk				✓
Foreign Securities Risk						✓	✓		✓
• Emerging Markets Risk									✓
• Sovereign Debt Risk									✓
Growth-Investing Risk					✓
General Risks Related to the Loans						✓
Interest Rate Fluctuations Risk						✓		✓
Leverage Risk							✓		✓
LIBOR Risk						✓
Liquidity Risk							✓
Loan Settlement Risk						✓
Management Risk			✓		✓		✓		✓
Mortgage Dollar Roll Risk									✓
Non-Diversification Risk				✓	✓		✓
Pay-In-Kind Bonds Risk							✓
Portfolio Turnover Risk									✓
Prepayment Risk						✓		✓
Redemption Risk						✓		✓
Rule 144A Securities Risk							✓

Principal Risk	AIG Focused Dividend Strategy	AIG Select Dividend Growth	Touchstone Dividend Equity	AIG Focused Growth	Touchstone Sands Capital Select Growth	AIG Senior Floating Rate	Touchstone Credit Opportunities	AIG U.S. Government Securities	Touchstone Active Bond
Sector Focus Risk					✓
Securities Selection Risk						✓		✓
Short Sales Risk							✓
Small- and Mid-Market Capitalization Companies Risk				✓
Stock Market Volatility and Securities Selection Risk	✓	✓		✓
U.S. Government Agencies Securities Risk									✓
U.S. Government Securities Risk								✓
Value Investing Risk			✓

Active Trading Risk: As part of the Fund’s principal investment technique(s), the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund’s performance. During periods of increased market volatility, active trading may be more pronounced.

Bond Market Volatility Risk: The bond markets could go up or down (sometimes dramatically). The value of a security may fall due to general market conditions, such as adverse political, economic, or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. Local, regional or global events such as war, terrorism, natural disasters, the spread of infectious illness or other public health issue, recessions, or other events could have a negative impact on the Fund and the value of the securities in the Fund’s portfolio.

Collateral Impairment Risk: Collateral impairment is the risk that the value of the collateral for a Loan will fall or lack liquidity, which would adversely affect the Loan’s value. The Fund expects to invest in collateralized Loans, which are Loans secured by other things of value the Borrower owns. Any type of decline in the value of collateral could cause the Loan to become undercollateralized or unsecured. In this case, there is usually no requirement to pledge more collateral. The Fund may invest in Loans that are guaranteed or collateralized by the shareholders of private companies.

Collateralized Loan Obligations Risk: Typically, collateralized loan obligations are privately offered and sold, and thus are not registered under the securities laws. As a result, the Fund may in certain circumstances characterize its investments in collateralized loan obligations as illiquid. Collateralized loan obligations are subject to the typical risks associated with debt instruments (i.e., interest rate risk and credit risk). Additional risks of collateralized loan obligations include the possibility that distributions from collateral securities will be insufficient to make interest or other payments, the potential for a decline in the quality of the collateral, and the possibility that the Fund may invest in a subordinate tranche of a collateralized loan obligation.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Counterparty Risk: The issuer or guarantor of a fixed-income security, a counterparty (the other party to a transaction or an agreement) to a transaction with the Fund, or a borrower of the Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Credit Quality Risk: The Fund’s investments in Loans or other securities (e.g., unsecured loans or high yield securities) that are rated below investment grade are subject to the risks of lower rated securities. A lower rated issuer is more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. In addition to the risk of default, lower quality Loans and other securities may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other Loans and securities.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative does not correlate well with the security, index, or currency to which it relates, the risk that the Fund will be unable to sell or close out the derivative due to an illiquid market, the risk that the counterparty may be unwilling or unable to meet its obligations, and the risk that the derivative could expose the Fund to the risk of magnified losses resulting from leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•	Forward Foreign Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•	Futures Contracts Risk: The risks associated with the Fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

•	Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. Options, whether exchange traded or over-the-counter, may also be illiquid.

•	Swap Agreement Risk: Swap agreements (“swaps”), including total return swaps, are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. A swap can be a form of leverage, which can magnify the Fund’s gains or losses. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Upon entering into a total return swap, the Fund is required to deposit initial margin but the parties do not exchange the notional amount. As a result, total return swaps may effectively add leverage to the Fund’s portfolio because the Fund would be subject to investment exposure on the notional amount of the swap.

Disciplined Strategy Risk: The Fund will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Fund is committed to a strategy that is unsuccessful, the Fund will not meet its investment goals. Because the Fund generally will not use certain hedging techniques available to other mutual funds to reduce stock market exposure (e.g., using derivatives for hedging purposes), the Fund may be more susceptible to general market declines than other mutual funds.

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may fall.

Economic and General Market Volatility Risk: Economic and other events (whether real or perceived) can reduce the demand for certain senior floating rate loans or senior floating rate loans generally, which may reduce market prices and cause the Fund’s net asset value to fall. The frequency and magnitude of such changes cannot be predicted.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Emerging Markets Securities Risk: Emerging markets are riskier than developed markets and investments in emerging markets may be considered speculative. Securities of companies in emerging markets may be more volatile and potentially less liquid than those of companies in more developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•	Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•	Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

•	Corporate Loan Risk: The corporate loans, commonly referred to as bank loans, in which the Fund invests may be rated below investment grade. As a result, such corporate loans will be considered speculative with respect to the borrowers’ ability to make payments of interest and principal and will otherwise generally bear risks similar to those associated with non-investment grade securities. There is a high risk that the Fund could suffer a loss from investments in lower rated corporate loans as a result of a default by the borrower. Direct investments in loans may be illiquid and holding a loan could expose the Fund to the risks of being a direct lender.

•	Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•	Distressed Securities Risk: Distressed securities are speculative and involve significant risks in addition to the risks generally applicable to non-investment grade debt securities. Distressed securities bear a substantial risk of default, and may be in default at the time of investment. The Fund will generally not receive interest payments on distressed securities, and there is a significant risk that principal will not be repaid, in full or at all. Distressed securities will likely be illiquid and may be subject to restrictions on resale.

•	Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Recent and potential future changes in government policy may affect interest rates.

•	Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

•	Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

•	Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

Foreign Exposure and Currency Volatility Risk: The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Focused Strategy Risk: The performance of the Fund may be subject to greater fluctuation since its strategy involves holding a limited number of securities. This type of strategy may increase the Fund’s risk since the performance of a stock may have a larger impact, positively or negatively, on the Fund’s performance.

Foreign Securities Risk (for the AIG Senior Floating Rate Fund Only): By investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. Moreover, foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems; insufficient foreign currency reserves; political, social and economic considerations; or the relative size of the governmental entity’s debt position in relation to the economy. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. These risks are heightened when the issuer is from an emerging market country.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•	Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

•	Sovereign Debt Risk: The actions of foreign governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers.

Growth-Investing Risk: Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

General Risks Relating to the Loans: Loans in which the Fund will invest are primarily highly-leveraged Loans made in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. The Loans have floating rates of interest that reset periodically and generally are tied to a rate such as the London Interbank Offered Rate (“LIBOR”) for 90-day dollar deposits. Generally, the Loans are secured and hold the most senior position in the Borrower’s capitalization structure or share the senior position with other senior debt securities of the Borrower. This capital structure position generally gives holders of the Loans a priority claim on some or all of a Borrower’s assets in the event of a default. Such Borrowers are more likely to default on their payments of interest and principal owed to the Fund than issuers of investment grade bonds, and such defaults could reduce the Fund’s net asset value per share and income distributions. Such Loans are subject to greater credit risks than certain other debt instruments in which the Fund may invest, including the possibility of a default or bankruptcy of the Borrower. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs. No active trading market may exist for many Loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded Loans. In addition, Loans may have contractual restrictions on resale, which can delay the sale and adversely impact the sales price.

Interest Rate Fluctuations Risk (for AIG Senior Floating Rate Fund Only): Loans and other securities are subject to the risk of increases in prevailing interest rates, which can cause the price of the Loan or other security to fall, although investments in Loans and other floating rate securities reduce this risk. While the interest rates on the Loans adjust periodically, these rates may not correlate to prevailing interest rates during the periods between rate adjustments. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effects of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Interest Rate Fluctuations Risk (for AIG U.S. Government Securities Fund Only): Interest rates and bond prices typically move inversely to each other. Thus, as interest rates rise, bond prices typically fall and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In addition, the market tends to discount prices of securities issued by the Government National Mortgage Association (“GNMA”) for prepayment risk when interest rates decline. As a result, the prices of GNMA securities typically do not rise as much as the prices of comparable bonds during periods of falling interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effects of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Leverage Risk: Leverage occurs when the Fund uses borrowings, derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds the Fund’s initial investment. The use of leverage magnifies changes in the Fund’s net asset value and thus may result in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund’s overall returns. There can be no guarantee that a leveraging strategy will be successful.

LIBOR Risk: The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments. In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or net asset value.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.

Loan Settlement Risk: Transactions in Loans may settle on a delayed basis, resulting in the proceeds from the sale of a Loan not being available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks or other lenders.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Mortgage Dollar Roll Risk: Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund held.

Non-Diversification Risk (for AIG Focused Growth Fund Only): The Fund is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, the Fund’s risk is increased because the effect of each stock on the Fund’s performance is greater.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Pay-In-Kind Bonds Risk: Pay-in-kind bonds, a type of mezzanine financing, are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.

Prepayment Risk (for AIG Senior Floating Rate Fund Only): Prepayment risk is the possibility that the principal of a Loan or fixed income security may be prepaid prior to its maturity. As a general rule, prepayments for fixed rate bonds increase during a period of falling interest rates and decrease during a period of rising interest rates. The overall interest rate environment, general business conditions, an issuer’s or borrower’s financial condition and competitive conditions among lenders are also factors that may increase or decrease the frequency of prepayments. Prepayments may reduce the potential for price gains and may result in the Fund having to reinvest proceeds of these securities at lower interest rates.

Prepayment Risk (for AIG U.S. Government Securities Fund Only): The Fund may invest significantly in mortgage-backed securities, which entails the risk that the underlying principal may be “prepaid” at any time. As a general rule, prepayments for fixed rate bonds increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, the Fund may lose potential price appreciation and may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates. Generally, long-term bonds are more interest-rate sensitive.

Redemption Risk: The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the Fund’s net asset value per share to decline.

Rule 144A Securities Risk: Rule 144A securities are restricted securities that may be purchased only by qualified institutional buyers in reliance on an exemption from federal registration requirements. Investing in Rule 144A securities may reduce the liquidity of the Fund’s portfolio if an adequate institutional trading market for these securities does not exist. Prices of Rule 144A securities often reflect a discount, which may be significant, from the market price of comparable exchange-listed securities for which a liquid trading market exists.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

Securities Selection Risk: A strategy used by the Fund, or securities selected by its portfolio manager(s), may fail to produce the intended return.

Short Sales Risk: In a short sale, the Fund sells a security or other financial instrument, such as a futures contract, that it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. If the price of the security sold short rises between the time the Fund sells the security short and the time the Fund replaces the security sold short, the Fund will realize a loss on the transaction.

Small- and Mid-Market Capitalization Companies Risk: The Fund invests in securities without regard to capitalization. Securities of small-cap companies, and to a lesser extent mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Stock Market Volatility and Securities Selection Risk: The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. You should be aware that the performance of “growth” stocks may rise or decline under varying market conditions—for example, “value” stocks may perform well under circumstances in which growth stocks in general have fallen. Additionally, growth stocks can be volatile for several reasons. In particular, since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Growth stocks also normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Stock Market Volatility and Securities Selection Risk (AIG Focused Dividend Strategy Fund Only). The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which “growth” stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

U.S. Government Securities Risk: Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Value Investing Risk: Value investing presents the risk that the Fund’s security holdings may never reach their full intrinsic value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values.

INFORMATION ABOUT THE REORGANIZATIONS

SunAmerica, the current investment advisor to the Target Funds, entered into an Asset Purchase Agreement to sell certain assets relating to its retail mutual fund asset management business to Touchstone Advisors, investment advisor to the Touchstone Funds (previously defined as the “Transaction”) in exchange for cash consideration. The completion of the Transaction, however, is subject to the satisfaction or waiver of certain conditions including that (1) shareholders of the AIG Focused Dividend Strategy Fund and the AIG Select Dividend Growth Fund shall have approved their respective Reorganization and such Target Funds shall have a minimum amount of assets at closing as agreed between SunAmerica and Touchstone Advisors, and (2) shareholders of the Target Funds and the other AIG funds proposed to reorganize into Touchstone funds representing a minimum amount of assets under management at closing as agreed between SunAmerica and Touchstone Advisors shall have approved their respective reorganizations.

Target Funds Board Approval of the Reorganizations

Each Reorganization was reviewed by the applicable Target Funds Board (referred to collectively herein as the “Target Funds Board”) with the advice and assistance of Fund counsel and special legal counsel to the members of the Target Funds Board who are not “interested persons” of the Target Funds within the meaning of the 1940 Act (the “Independent Directors”). The review and consideration of the Reorganizations by the Target Funds Board, including the Independent Directors, is discussed below. A fund resulting from a Reorganization is referred to in the discussion below as a “Combined Fund.”

The Independent Directors requested certain information from SunAmerica and Touchstone Advisors to assist them in assessing the Reorganizations (the “Initial Request”).  The Target Funds Board, including the Independent Directors, considered the information provided, in writing and orally, by SunAmerica and Touchstone Advisors in response to the Initial Request (the “Initial Response”) at a video conference meeting of the Target Funds Board held on January 27, 2021 and a telephonic meeting of the Independent Directors held on January 28, 2021. Subsequent to the January 27th and January 28th meetings, the Independent Directors requested additional information from SunAmerica and Touchstone Advisors (the “Second Request”).  The Independent Directors considered the information provided in writing by SunAmerica and Touchstone Advisors in response to the Second Request (the “Second Response”) during a telephonic meeting of the Independent Directors held on February 4, 2021. The Target Funds Board, including the Independent Directors, considered the information provided, in writing and orally, by SunAmerica and Touchstone Advisors in the Second Response at a video conference meeting of the Target Funds Board held on February 8, 2021.  Following their consideration and discussion of the Initial Response and the Second Response, the Target Funds Board approved the Plan and recommended that shareholders of each Target Fund approve the Plan with respect to their Fund at the Meeting.

Before the Target Funds Board approved the Plan, SunAmerica and Touchstone Advisors provided extensive information to the Target Funds Board regarding the Transaction, the Reorganizations and the Plan.  The information provided to the Target Funds Board included information about SunAmerica’s strategic plans, including its decision to exit the retail mutual fund asset management business, a summary of the process undertaken to select Touchstone Advisors as a Transaction party, a summary of the Transaction, including key terms, and alternatives to the proposed Reorganizations.

The information provided to the Target Funds Board also addressed, among other things: Touchstone Advisors’ and Touchstone Funds’ organization and personnel; business strategy; ownership structure; financial condition; mutual fund and asset management practices and capabilities, including sub-advisor selection, monitoring and oversight practices, and the processes used by Touchstone Advisors to monitor investment performance; operations related to and supportive of their asset management business; relationships with key service providers; legal, risk and compliance infrastructure; legal and regulatory matters; and compliance matters. The Target Funds Board also received information regarding the sub-advisors to the Acquiring Funds, including as to the capabilities, resources, diversification, performance and experience of each Acquiring Fund’s sub-advisor. The Target Funds Board received information about the distribution capabilities and resources that would be available to registered representatives who sell shares of the Combined Funds following the Reorganizations and steps to be taken to assure retention of Target Fund assets prior to and following the Reorganizations.  The Target Funds Board also received information about the shareholder services that would be available to shareholders of the Combined Funds. The Target Funds Board received information about Touchstone Advisors’ investment reputation, broad product line, service quality and industry relationships, and its depth in resources and experience, including experience in acquisitions. The Target Funds Board received information about the benefits Touchstone Advisors’ asset management business could provide to Target Fund shareholders.

The information provided to the Target Funds Board also included information about each Reorganization, including the investment strategy and historical investment performance, if any, of the applicable Acquiring Fund; the fees and expenses of the Acquiring Fund, including the advisory fee rate and any applicable breakpoints as assets increase; the expense limitation arrangements in place for the Acquiring Fund and those arrangements proposed to be implemented following the Reorganization, as applicable; information about the Acquiring Funds’ valuation practices and procedures, and plans to address any differences in practices between the Target Funds and the Acquiring Funds prior to the closing of the Reorganizations; information regarding any illiquid securities, or securities valued using fair value methods, held by a Target Fund; information about the tax impact on shareholders of the applicable Target Fund, including the Target Fund’s unrealized appreciation, unrealized depreciation and capital loss carryovers, as applicable, and the expected tax-free nature of the Reorganization; and information about portfolio holdings of the Target Fund that would be sold following the Reorganization, anticipated transaction costs and measures that Touchstone Advisors might take to minimize transaction costs and adverse tax consequences to shareholders of the Target Funds associated with any repositioning of the Combined Funds in connection with the Reorganization, as applicable. The Target Funds Board noted that Eileen A. Kamerick, a member of the Target Funds Board, submitted her name to the Acquiring Funds Board for consideration as a future board member.

Prior to voting on the Plan, the Target Funds Board, including the Independent Directors, reviewed the Transaction, the Reorganizations and the Plan with representatives of SunAmerica and Touchstone Advisors, counsel to the Target Funds and the Independent Directors’ special legal counsel, as applicable.  The Independent Directors also reviewed the Transaction, the Reorganizations and the Plan with their special legal counsel in private sessions at which no representatives of SunAmerica, Touchstone Advisors or counsel to the Target Funds were present.

In connection with the Target Funds Board’s review of the Reorganizations and the Plan, the Board considered, among other factors:

(1)	representations regarding the reputation, financial strength and resources of Touchstone Advisors and its parent company, W&S, and their express commitment to building their mutual fund advisory business;

(2)	the nature, quality and extent of services to be provided to the Acquiring Funds and their shareholders by Touchstone Advisors and the Acquiring Funds’ sub-advisors following the Reorganizations;

(3)	the compliance infrastructure of Touchstone Advisors and Touchstone Funds, and that each compliance program is led by an experienced Chief Compliance Officer;

(4)	the oversight and governance provided by the Acquiring Funds Board;

(5)	the similarities and differences between the investment objectives, principal investment strategies and risks of each Target Fund and those of the corresponding Acquiring Fund;

(6)	the historical investment performance records of each Target Fund and its corresponding Acquiring Fund, if any, including that the historical investment performance record of each Acquiring Fund was generally better than the historical investment performance record of its corresponding Target Fund, and that each of the Acquiring Funds has a higher Morningstar rating than its corresponding Target Fund;

(7)	the anticipated benefits to the shareholders of the Target Funds, including operating efficiencies, that may be achieved from the Reorganizations;

(8)	the distribution arrangements and shareholder services that will be available to the Acquiring Funds following the Reorganizations, including that the greater extent of Touchstone Advisors’ distribution capabilities, resources and sales personnel relative to SunAmerica, particularly in distribution channels where SunAmerica has less of a presence, may contribute to increased asset levels and potential economies of scale for the Combined Funds after the Reorganizations;

(9)	that the management fee rates payable by each Acquiring Fund would be lower than the management fee rates payable by the corresponding Target Fund, except with respect to the Reorganization of AIG Focused Dividend Strategy Fund into Touchstone Dividend Equity Fund, as discussed in (10) below;

(10)	that, with respect to the Reorganization of AIG Focused Dividend Strategy Fund into Touchstone Dividend Equity Fund, notwithstanding the higher management fee rate of the Acquiring Fund, the total annual fund operating expenses of each class of shares of the Acquiring Fund on an annualized basis, after expense waivers, are expected to be lower than the total expenses of the corresponding class of the Target Fund for a period of two years following the completion of the Reorganization;

(11)	the fact that Touchstone Advisors will provide a contractual expense limitation for a period of two years following the completion of the Reorganizations that will limit the total annual fund operating expenses of each class of shares of each Combined Fund on an annualized basis to an amount that is equal to or lower than the total annual operating expense ratio of the corresponding class of shares of the Target Fund, after taking into account any SunAmerica expense limitation agreement (in determining the obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: (i) interest, (ii) taxes, (iii) dividend and interest expense on short sales, (iv) Target Fund fees and expenses; and (v) extraordinary or non-routine items, including litigation expenses);

(12)	that, taking into account dividend and interest expense on short sales, the total annual fund operating expenses of Touchstone Credit Opportunities Fund are expected to be higher than the total annual fund operating expenses of AIG Senior Floating Rate Fund, however, the Target Funds Board considered the Acquiring Fund’s investment strategy and the use of short selling as a component of that strategy, and concluded that, on balance, the benefits of the investment strategy and the Acquiring Fund’s better historical performance as compared to the Target Fund argued in favor of the Reorganization;

(13)	that a substantial portion of each Target Fund’s portfolio holdings would be sold by the corresponding Acquiring Fund following completion of the Reorganizations and in that regard, the Target Funds Board considered that the cost to each Combined Fund to reposition securities following the completion of the Reorganizations was expected to be less than $0.01 per share for each Combined Fund except for Touchstone Credit Opportunities Fund, for which the cost to reposition securities was not expected to exceed $0.02 per share;

(14)	that each Combined Fund may realize capital gains in connection with the repositioning of securities following the completion of the Reorganizations, but that such amounts are consistent with the levels of gains realized by the corresponding Target Fund in the past and/or that the Combined Fund has capital-loss carryforwards that may in part offset capital gains;

(15)	that Touchstone Dividend Equity Fund is a newly-organized Fund established in connection with the applicable Reorganizations, and that such new Fund’s sub-advisor has previously operated the Fund’s investment strategies only for institutional accounts that are not investment companies registered under the 1940 Act, and that such Reorganizations benefit Touchstone and the sub-advisor by providing vehicles to introduce such institutional investment strategies to 1940 Act-registered investment companies, however, the Target Funds Board considered such investment strategies, and concluded that, on balance, the benefits of such investment strategies and the strong historical performance of the institutional accounts as compared to the Target Funds argued in favor of such Reorganizations;

(16)	the similarity of the Target Funds’ and Acquiring Funds’ valuation practices and procedures, and the plans to address any differences in practices prior to the closing of the Reorganizations;

(17)	the fact that SunAmerica and Touchstone Advisors will pay the costs of the Target Funds arising in connection with the Reorganizations (other than transaction costs related to the purchase or sale of portfolio securities);

(18)	the fact that each Reorganization is expected to be a tax-free reorganization for federal income tax purposes;

(19)	the terms and conditions of the Plan;

(20)	potential conflicts of interest, including the fact that SunAmerica will receive financial consideration upon consummation of the Transaction;

(21)	that Touchstone Advisors and SunAmerica have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Combined Funds;

(22)	the ability of the shareholders of each Target Fund to redeem their shares; and

(23)	that SunAmerica intended to exit the retail mutual fund asset management business, that the Reorganizations offer shareholders of the Target Funds an opportunity to be part of a larger mutual fund complex offering a diversified fund line-up with free exchangeability among funds and sponsored by a reputable and respected investment advisor with a proven track record of successful acquisitions, and that the Reorganizations present an excellent opportunity for the shareholders of each Target Fund to become investors in a Combined Fund that has a larger asset size than the Target Fund, total annual fund operating expenses that are generally no higher than the total annual fund operating expenses of the Target Fund (after applicable expense waivers), and a strong historical investment performance record.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any potential operating efficiencies or other benefits will in fact be realized, the Target Funds Board concluded that the Reorganizations would be in the best interest of each Target Fund, approved the Plan and recommended that shareholders of each Target Fund approve the Plan with respect to their Fund.

Agreements and Plans of Reorganization

The following summary is qualified in its entirety by reference to the Plans, forms of which are set forth in Exhibit A, one form applicable to Existing Fund Reorganizations and one form applicable to New Fund Reorganizations. Each Plan provides that all the assets of each Target Fund will be transferred to the corresponding Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities (other than certain excluded liabilities) of the Target Fund, as described in the Plan. The Reorganizations are expected to close on July 16, 2021, or such other date as may be agreed upon by the parties (the “Closing Date”).

With respect to each Reorganization of a Target Fund into the Shell Fund, the Plan provides that the initial net asset value of each share class of each Acquiring Fund will be equal to the net asset value of the corresponding class of shares of the corresponding Target Fund that is the accounting survivor of such Reorganization as of the close of business on the New York Stock Exchange (“NYSE”) on the Closing Date (the “Valuation Time”). For each Reorganization, the Plan provides that the price of shares and the computation of net asset values will be made in accordance with the valuation policies and procedures established by the Touchstone Funds Board for regular use in pricing the shares and assets of the applicable Acquiring Trust. The parties will use commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences that may result from the application of the Acquiring Trust’s valuation policies and procedures to the assets of the Target Fund. As of the date of this Joint Proxy Statement/Prospectus, the parties do not expect any material pricing differences to arise. BNY Mellon Investment Servicing (US) Inc., the Acquiring Funds’ accounting agent, will compute the value of each Fund’s shares and investment portfolio.

With respect to each Reorganization of a Target Fund into an Operating Fund, the Plan provides that, immediately after the closing of the Reorganization (the “Closing”), the Target Fund will distribute pro rata to its shareholders of record of each class as of the time of such distribution the full and fractional shares of the corresponding class of the Acquiring Fund received by the Target Fund pursuant to the Plan in complete liquidation of the Target Fund. The distribution and liquidation will be accomplished by the establishment of accounts in the names of the Target Fund’s shareholders on the Acquiring Fund’s share records. Each account will represent the respective pro rata number of full and fractional shares of the applicable Acquiring Fund, by class, due a Target Fund shareholder. All issued and outstanding shares of the Target Fund will be canceled. The Plan provides that Target Funds will take all necessary and appropriate steps to terminate the Target Fund following the Closing and the making of such distributions.

Each Reorganization is subject to the satisfaction or, to the extent legally permissible, waiver of the conditions set forth in the applicable Plan, including but not limited to the truth and correctness in all material respects of each party’s representations and warranties as set forth in the Plan, delivery of opinions of counsel, effectiveness of the registration statement with respect to the Acquiring Fund shares of which this Joint Proxy Statement/Prospectus is a part, the satisfaction or waiver of the closing conditions to the Transaction and approval of the Plan by shareholders of the Target Fund.

A Plan may be terminated (1) by the mutual agreement of the Acquiring Trust, on behalf of the Acquiring Fund, and applicable Registrant, on behalf of the Target Fund; or (2) at or prior to the Closing by either party (a) because of a material breach by the other of any representation, warranty or covenants contained in the Plan to be performed at or prior to the Closing, (b) because a condition in the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met, (c) because a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) because the Closing has not occurred on or before October 21, 2021, or such other date as to which the Investment Companies (as defined in the Plan) agree.

A Plan may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquiring Trust and the applicable Registrant.

Whether or not a Reorganization is consummated, Touchstone Advisors and SunAmerica or their affiliates are obligated under the applicable Plan to pay the direct expenses incurred by the Funds in connection with the Reorganization (other than transaction costs related to the purchase or sale of portfolio securities), including the costs relating to the Special Meeting and this Joint Proxy Statement/Prospectus. These costs are estimated to be approximately $5.25 million. The costs of the Reorganizations (other than transaction costs in connection with repositioning of the portfolio) will not be borne by the Funds or their shareholders.

Description of the Securities to be Issued

Shareholders of each Target Fund as of the Closing will receive full and fractional shares of the corresponding class of the applicable Acquiring Fund in accordance with the terms of the applicable Plan. The shares of each Acquiring Fund to be issued in connection with the Reorganizations will be validly issued, fully paid and non-assessable when issued. Shares of the Acquiring Fund to be issued in a Reorganization will have no preemptive or other rights to subscribe for such shares, and no share certificates will be issued.

Material Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganizations that are applicable to you as a Target Fund shareholder. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Joint Proxy Statement/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local, or foreign tax consequences of the Reorganizations. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or a political subdivision thereof; a holder of Target Fund shares as part of a hedge, straddle, or conversion transaction; a person who does not hold Target Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a non-waivable condition to the closing of each Reorganization, the Target Fund and the corresponding Acquiring Fund will receive an opinion from the law firm of K&L Gates LLP substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications, and assumptions, for federal income tax purposes:

(i) The transfer by the Target Fund of its assets to the Acquiring Fund in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund’s liabilities, immediately followed by the pro rata, by class, distribution of all the shares of the Acquiring Fund so received by the Target Fund to the Target Fund’s shareholders in complete liquidation of the Target Fund and the termination of the Target Fund as soon as practicable thereafter, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Target Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(ii) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Target Fund’s liabilities.

(iii) No gain or loss will be recognized by the Target Fund upon the transfer of its assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Target Fund’s liabilities or upon the distribution (whether actual or constructive) of the Acquiring Fund shares so received to the Target Fund shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.

(iv) No gain or loss will be recognized by the Target Fund shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Target Fund solely for Acquiring Fund shares.

(v) The aggregate basis of the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the shares of the Target Fund exchanged therefor by such shareholder.

(vi) The holding period of the Acquiring Fund shares received by each Target Fund shareholder in the Reorganization will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder, provided such shares of the Target Fund were held as capital assets at the effective time of the Reorganization.

(vii) The basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Target Fund immediately before the effective time of the Reorganization.

(viii) The holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund.

(ix)       In the case of each New Fund Reorganization, for purposes of section 381, the Acquiring Fund will be treated just as the Target Fund would have been treated if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of the Target Fund’s taxable year, the Target Fund’s tax attributes enumerated in section 381(c) will be taken into account by the Acquiring Fund as if there had been no Reorganization, and the part of the Target Fund’s last taxable year that began before the Reorganization will be included in the Acquiring Fund’s first taxable year that ends after the Reorganization.

No opinion will be expressed as to (1) the effect of a Reorganization on an Acquiring Fund, a Target Fund or any Target Fund shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes (a) in the case of an Existing Fund Reorganization, at the end of a taxable year or upon the termination thereof, or (b) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind. While it is unlikely a Fund holds stock in a foreign corporation classified as a PFIC, in the case of an Existing Fund Reorganization, if a Fund does hold stock in a PFIC, the Reorganization of the Fund may result in it having to pay a “deferred tax amount” that cannot be reduced or eliminated by distributing an equivalent amount to shareholders. Because any deferred tax amounts would be payable at the Fund level, the shareholders would effectively bear that cost.

No private ruling will be sought from the Internal Revenue Service (the “IRS”) with respect to the federal income tax consequences of the Reorganizations. Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code and, thus, is taxable, the applicable Target Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

Prior to the closing of each Existing Fund Reorganization, the Target Fund may declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of the Target Fund’s net investment income and realized net capital gains (after reduction by any available capital loss carryforwards and excluding any net capital gain on which the Target Fund paid federal income tax), if any, through the Closing Date. To the extent distributions are attributable to ordinary taxable income or capital gains, the distribution will be taxable to shareholders for federal income tax purposes and may include net capital gains resulting from the sale of portfolio assets discussed below. Additional distributions may be made if necessary. All dividends and distributions will be reinvested in additional shares of the Target Fund unless a shareholder has made an election to receive dividends and distributions in cash. Dividends and distributions are treated the same for federal income tax purposes whether received in cash or additional shares.

If portfolio investments of a Target Fund are sold prior to that Target Fund’s Reorganization, the tax impact of such sales will depend on the holding periods of such assets and the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis (after taking into account any capital loss carryforwards) will be distributed to the Target Fund’s shareholders as capital gains (to the extent of net long-term capital gain over any net short-term capital loss) or ordinary dividends (to the extent of net short-term capital gain over any net long-term capital loss) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

After an Existing Fund Reorganization, the Acquiring Fund’s ability to use the corresponding Target Fund’s and Acquiring Fund’s realized and unrealized pre-Reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type. Therefore, in certain circumstances, shareholders may pay federal income tax sooner, or may pay more federal income taxes, than they would have had the Reorganization not occurred. The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the Reorganization and the amount of unrealized capital gains in the applicable Funds at the time of the Reorganization. Such limitations do not apply to Funds involved in a New Fund Reorganization.

The Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against capital gains, if any, per the table below.

	Capital Losses to be carried forward (no expiration)	As of
AIG Focused Dividend Strategy Fund	$628,429,823	October 31, 2020
Touchstone Dividend Equity Fund	$0	N/A

AIG Focused Growth Fund	$0	October 31, 2020
Touchstone Sands Capital Select Growth Fund	$0	September 30, 2020

AIG Select Dividend Growth Fund	$1,182,100	October 31, 2020
Touchstone Dividend Equity Fund	$0	N/A

AIG Senior Floating Rate Fund	$35,969,000	December 31, 2020
Touchstone Credit Opportunities Fund	$19,706,374	September 30, 2020

AIG U.S. Government Securities Fund	$19,742,337	March 31, 2020
Touchstone Active Bond Fund	$81,129,634	September 30, 2020

A Fund is generally able to carryforward net capital losses arising indefinitely.

In addition, shareholders of a Target Fund involved in an Existing Fund Reorganization will receive a proportionate share of any taxable income and gains realized by the corresponding Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund. Furthermore, any gain an Acquiring Fund involved in an Existing Fund Reorganization realizes after its Reorganization, including any built-in gain realized on the sale of the Target Fund’s assets in connection with the repositioning of the portfolio after the Reorganization, may result in taxable distributions to shareholders holding shares of the Acquiring Fund (including former shareholders of the Target Fund who hold shares of the Acquiring Fund following the Reorganization). As a result, shareholders of a Target Fund involved in an Existing Fund Reorganization may receive a greater amount of taxable distributions than they would have had the Reorganizations not occurred.

As of December 31, 2020, for U.S. federal income tax purposes, the Target Funds had net unrealized gains or losses per the table below. With respect to each Target Fund, these figures are likely to change prior to the Closing and do not reflect the impact of the Reorganization, including, in particular, the application of the loss limitation rules discussed herein.

Target Funds	Net Unrealized Gains / (Losses)
AIG Focused Dividend Strategy Fund	$374,877,261
AIG Focused Growth Fund	$298,121,985
AIG Select Dividend Growth Fund	$5,377,686
AIG Senior Floating Rate Fund	($1,750,432)
AIG U.S. Government Securities Fund	$10,700,092

Tracking Your Basis and Holding Period; State and Local Taxes. After the Reorganizations, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. However, mutual funds must report cost basis information to you and the IRS when a shareholder sells or exchanges shares acquired on or after January 1, 2012 that are not in a retirement account (“covered shares”). Cost basis reporting by a mutual fund is not required if the shares were acquired in a reorganization and the basis of the acquired shares is determined from the basis of shares that were not covered shares.

This discussion does not address any state, local or foreign tax issues and is limited to material federal income tax issues. You are urged and advised to consult, and must rely on, your own tax advisors as to the federal, state, local, foreign and other tax consequences of the Reorganizations in light of your individual circumstances, including the applicability and effect of possible changes in any applicable tax laws. This discussion is intended to be only a summary of the material federal income tax consequences of the Reorganizations and should not be considered to be tax advice. There can be no assurance that the IRS will concur on all or any of the issues discussed above.

Pro Forma Capitalization

The following tables set forth, for each Reorganization, the net assets, number of shares outstanding and net asset value per share (“NAV”), assuming the Reorganizations occurred as of September 30, 2020 for the Operating Funds and the Target Funds. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund as of September 30, 2020 after giving effect to the applicable Reorganization. These numbers may differ as of the Closing Date of the applicable Reorganization.

Capitalization Table as of September 30, 2020 (Unaudited)

Reorganization of AIG Focused Dividend Strategy Fund/AIG Select Dividend Growth Fund into Touchstone Dividend Equity Fund

	AIG Focused Dividend Strategy Fund	AIG Select Dividend Growth Fund	Touchstone Dividend Equity Fund Capitalization pre-Reorganization	Pro Forma Adjustments(1)		Pro Forma Combined Touchstone Dividend Equity Fund
Net Assets (all classes)	$5,004,202,894	$30,869,760	-			$5,035,072,654
Class A
Net assets	$1,657,009,785	$25,906,005	-	$187,003,390	(2)	$1,869,919,180
Shares outstanding	114,421,660	1,839,282	-	12,862,772	(2,3)	129,123,714
NAV	$14.48	$14.08	-			$14.48
Class B(2)
Net assets	$187,003,390	N/A	N/A	($187,003,390)		N/A
Shares outstanding	13,022,944	N/A	N/A	(13,022,944)	(3)	N/A
NAV	$14.36	N/A	N/A			N/A
Class C
Net assets	$1,300,045,769	$3,699,171	-			$1,303,744,940
Shares outstanding	90,564,979	263,826	-	(6,131)	(3)	90,822,674
NAV	$14.35	$14.02	-			$14.35
Class W/Y(4)
Net assets	$1,860,143,950	$1,264,584	-			$1,861,408,534
Shares outstanding	128,675,606	90,229	-	(2,752)	(3)	128,763,083
NAV	$14.46	$14.02	-			$14.46

*	The Reorganizations of the AIG Focused Dividend Strategy Fund and AIG Select Dividend Growth Fund, respectively, are not contingent upon each other and actual results may vary.
(1)	Touchstone Advisors and SunAmerica will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
(2)	Holders of Class B shares of the Target Funds will receive Class A shares of the Acquiring Fund upon closing of the Reorganization.
(3)	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the AIG Focused Dividend Strategy Fund shareholder accounts based on the relative value of the AIG Focused Dividend Strategy Fund and the AIG Select Dividend Growth Fund NAV.
(4)	Holders of Class W shares of the Target Funds will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

Capitalization Table as of December 31, 2020 (Unaudited)
Reorganization of AIG Focused Growth Fund into Touchstone Sands Capital Select Growth Fund

	AIG Focused Growth Fund	Touchstone Sands Capital Select Growth Fund	Pro Forma Adjustments(1)		Pro Forma Combined Sands Capital Select Growth Fund
Net Assets (all classes)	$738,724,739	$5,216,679,760			$5,955,404,499
Class A
Net assets	$633,706,939	$189,474,543			$823,181,482
Shares outstanding	18,833,843	10,306,956	15,644,228	(2)	44,785,027
NAV	$33.65	$18.38			$18.38
Class C
Net assets	$56,319,047	$38,917,282			$95,236,329
Shares outstanding	1,852,773	2,557,492	1,847,559	(2)	6,257,824
NAV	$30.40	$15.22			$15.22
Class W/Y(3)
Net assets	$48,698,753	$1,813,163,998			$1,861,862,751
Shares outstanding	1,406,573	89,049,371	985,311	(2)	91,441,255
NAV	$34.62	$20.36			$20.36
Class Z
Net assets		$559,750,339			$559,750,339
Shares outstanding		30,391,896	-		30,391,896
NAV		$18.42			$18.42
Institutional Class
Net assets		$2,568,407,487			$2,568,407,487
Shares outstanding		126,090,852	-		126,090,852
NAV		$20.37			$20.37
Class R6
Net assets		$46,966,111			$46,966,111
Shares outstanding		2,306,835	-		2,306,835
NAV		$20.36			$20.36

(1)	Touchstone Advisors and SunAmerica will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
(2)	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s NAV.
(3)	Holders of Class W shares of the Target Funds will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

Capitalization Table as of September 30, 2020 (Unaudited)
Reorganization of AIG Senior Floating Rate Fund into Touchstone Credit Opportunities Fund

	AIG Senior Floating Rate Fund	Touchstone Credit Opportunities Fund	Pro Forma Adjustments(1)		Pro Forma Combined Touchstone Credit Opportunities Fund
Net Assets (all classes)	$153,723,660	$87,383,287			$241,106,947
Class A
Net assets	$90,125,574	$5,597,018			$95,722,592
Shares outstanding	11,912,643	592,239	(2,375,545)	(2)	10,129,337
NAV	$7.57	$9.45			$9.45
Class C
Net assets	$46,700,944	$2,245,915			$48,946,859
Shares outstanding	6,177,734	244,775	(1,090,485)	(2)	5,332,024
NAV	$7.56	$9.18			$9.18
Class W/Y(3)
Net assets	$16,897,142	$36,558,075			$53,455,217
Shares outstanding	2,226,617	3,819,258	(460,980)	(2)	5,584,895
NAV	$7.59	$9.57			$9.57
Institutional Class
Net assets		$42,982,279			$42,982,279
Shares outstanding		4,462,327			4,462,327
NAV		$9.63			$9.63

(1)	Touchstone Advisors and SunAmerica will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
(2)	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s NAV.
(3)	Holders of Class W shares of the Target Funds will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

Capitalization Table as of September 30, 2020 (Unaudited)
Reorganization of AIG U.S. Government Securities Fund into Touchstone Active Bond Fund

	AIG U.S. Government Securities Fund	Touchstone Active Bond Fund	Pro Forma Adjustments(1)		Pro Forma Combined Touchstone Active Bond Fund
Net Assets (all classes)	$136,958,448	$358,598,774			$495,557,222
Class A
Net assets	$125,188,958	$128,086,444			$253,275,402
Shares outstanding	12,824,154	11,407,910	(1,676,428)	(2)	22,555,636
NAV	$9.76	$11.23			$11.23
Class C
Net assets	$11,769,490	$5,618,214			$17,387,704
Shares outstanding	1,206,695	545,332	(64,026)	(2)	1,688,001
NAV	$9.75	$10.30			$10.30
Class Y
Net assets		$90,234,818			$90,234,818
Shares outstanding		8,042,645			8,042,645
NAV		$11.22			$11.22
Institutional Class
Net assets		$134,659,298			$134,659,298
Shares outstanding		12,001,420			12,001,420
NAV		$11.22			$11.22

(1)	Touchstone Advisors and SunAmerica will bear 100% of the Reorganization expenses. As a result, there are no pro forma adjustments to net assets.
(2)	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s NAV.

THE FUNDS’ MANAGEMENT

SunAmerica is the investment advisor to the Target Funds. Touchstone Advisors serves as the investment advisor to the Acquiring Funds. Touchstone Advisors employs a sub-advisor for each Acquiring Fund.

Investment Advisor

Touchstone Advisors, Inc., 303 Broadway, Suite 1100, Cincinnati, Ohio 45202

Touchstone Advisors has been a SEC-registered investment advisor since 1994. As of December 31, 2020, Touchstone Advisors had approximately $25.9 billion in assets under management. As the Acquiring Funds’ investment advisor, Touchstone Advisors reviews, supervises and administers the Acquiring Funds’ investment programs and also ensures compliance with the Acquiring Funds’ investment policies and guidelines.

Touchstone Advisors is responsible for selecting each Acquiring Fund’s sub-advisor(s), subject to approval by the Fund’s Board. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

•	level of knowledge and skill;
•	performance as compared to its peers or benchmark;
•	consistency of performance over 5 years or more;
•	level of compliance with investment rules and strategies;
•	employees, facilities and financial strength; and
•	quality of service.

Touchstone Advisors continually monitors each sub-advisor’s performance through various analyses and through in-person, telephone, and written consultations with the sub-advisor. Touchstone Advisors discusses its expectations for performance with each sub-advisor and provides evaluations and recommendations to the Touchstone Funds Board, including whether or not a sub-advisor’s contract should be renewed, modified, or terminated.

The SEC has granted an exemptive order that permits the Acquiring Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. An Acquiring Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Acquiring Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more funds in the Touchstone Funds. Shareholders will be notified of any material changes in an Acquiring Fund’s sub-advisory arrangements. Each Acquiring Fund has adopted the manager-of-managers structure and currently operates under the terms of the exemptive order. After the Reorganizations, Touchstone Advisors and the Acquiring Trust will continue to rely on the manager-of-managers exemptive order.

Two or more sub-advisors may manage an Acquiring Fund from time to time, with each managing a portion of the Acquiring Fund’s assets. If an Acquiring Fund has more than one sub-advisor, Touchstone Advisors allocates how much of the Acquiring Fund’s assets are managed by each sub-advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisors.

Touchstone Advisors is responsible for the operations of the Acquiring Funds, except those that are subcontracted to a sub-advisor, custodian, transfer agent, sub-administrative agent, or other parties. For its services, Touchstone Advisors receives an investment advisory fee from each Acquiring Fund at an annualized rate, based on the average daily net assets of the Acquiring Fund. The Annual Fee Rate below is the fee paid to Touchstone Advisors by each Fund, net of any advisory fee waivers and/or expense reimbursements, for the fiscal year ended September 30, 2020, except as otherwise noted below. Touchstone Advisors pays subadvisory fees to each sub-advisor from its advisory fee.

Fund	Net Annual Fee Rate as a % of Average Daily Net Assets
Touchstone Active Bond Fund	0.37%
Touchstone Credit Opportunities Fund	0.47%
Touchstone Dividend Equity Fund*	N/A
Touchstone Sands Capital Select Growth Fund	0.71%

*	The Touchstone Dividend Equity Fund will not commence operations until the closing of the Transaction, which is expected to occur on or about July 16, 2021.

Advisory and Sub-Advisory Agreement Approval. A discussion of the basis for each Target Funds Board’s approval of the Target Funds’ advisory and/or sub-advisory agreements is included in each Target Fund’s Annual or Semi-Annual Reports, as applicable, for the periods ended March 31, 2020 (for AIG U.S. Government Securities Fund), June 30, 2020 (for AIG Senior Floating Rate Fund), and October 31, 2020 (for AIG Focused Growth Fund, AIG Focused Dividend Strategy Fund and AIG Select Dividend Growth Fund). A discussion of the basis for the Acquiring Funds’ Board’s approval of the Funds’ advisory and sub-advisory agreements can be found in the Acquiring Fund’s Semi-Annual Report for the fiscal period ended March 31, 2020, with the exception of the Touchstone Dividend Equity Fund, which will commence operations upon the closing of the Transaction. Fort Washington is an affiliate of Touchstone Advisors and serves as sub-advisor to the Active Bond Fund and the Dividend Equity Fund. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as sub-advisor to these Funds. The Board reviews Touchstone Advisors’ decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

Additional Information

The Trustees of the Acquiring Trust oversee generally the operations of each Fund and the Acquiring Trust. The Acquiring Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment advisor, custodian, transfer agent, accountants and distributor, who provide services to each Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any such individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Acquiring Trust.

This Joint Proxy Statement/Prospectus provides information concerning the Acquiring Trust and the Acquiring Funds that you should consider in determining whether to invest in shares of the Acquiring Funds. The Acquiring Funds may make changes to this information from time to time. Neither this Joint Proxy Statement/Prospectus, the SAIs or any document filed as an exhibit to the Acquiring Trust’s registration statement of which these documents are a part, is intended to, nor does it, give rise to an agreement or contract between the Acquiring Trust or an Acquiring Fund and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Sub-Advisors and Portfolio Managers

Listed below are the sub-advisors and their respective portfolio managers that have responsibility for the day-to-day management of each Acquiring Fund. A brief biographical description of each portfolio manager is also provided. The SAI provides additional information about the portfolio managers’ investments in the Acquiring Fund or other funds that they manage, a description of their compensation structure, and information regarding other accounts that they manage.

Ares Capital Management II LLC (“Ares”), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as sub-advisor to the Credit Opportunities Fund. Ares is a wholly-owned subsidiary of Ares Management LLC (“Ares Management”), which is a wholly-owned subsidiary of Ares Management Corporation, a publicly traded, leading global alternative investment manager that operates four distinct but complementary investment groups which invest across Credit, Private Equity, Real Estate and Strategic Initiatives. As sub-advisor, Ares makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. Founded in 1997, the firm is headquartered in Los Angeles with offices across the United States, Europe, Asia and Australia1 and has over 1,445 employees. As of September 30, 2020, Ares Management LLC and its affiliates (including Ares) had approximately $179 billion in assets under management2, more than 1,445 employees, and over 525 investment professionals covering investments in over 2,600 companies across approximately 60 industries.

1 Ares has a presence in Sydney, Australia through its joint venture, Ares Australia Management Pty Ltd (AAM), with Fidante Partners Limited, a wholly owned subsidiary of Challenger Limited. Certain offices refer to locations operated by third parties with whom SSG Capital Holdings Limited maintains an ongoing relationship relating to the sourcing, acquisition and/or management of investments.

2 As of September 30, 2020, assets under management amounts include capital available to vehicles managed or co-managed by Ares and its affiliates, including funds managed by Ivy Hill Asset Management, L.P., a wholly-owned portfolio company of Ares Capital Corporation and a registered investment adviser.

Seth Brufsky, Senior Partner, Co-Head of Global Liquid Credit. Mr. Brufsky is a Partner in the Ares Credit Group, Co-Head of Global Liquid Credit, Portfolio Manager and a member of the Management Committee of Ares Management. Mr. Brufsky also serves as a Director, President, Chief Executive Officer and Portfolio Manager of the Ares Dynamic Credit Allocation Fund, Inc. (NYSE:ARDC). Additionally, he serves as a member of the Ares Credit Group’s U.S. Liquid Credit Investment Committee and the Ares Dynamic Credit Allocation Fund Investment Committee. Prior to joining Ares in 1998, Mr. Brufsky was a member of the Corporate Strategy and Research Group of Merrill Lynch & Co., where he focused on analyzing and marketing non-investment grade securities and was acknowledged by Institutional Investor as a member of the top-ranked credit analyst team during each year of his tenure. Previously, Mr. Brufsky was a member of the Institutional Sales and Trading Group of the Global Fixed Income Division at Union Bank of Switzerland. Mr. Brufsky serves on the Board of Directors of the Luminescence Foundation, a charitable giving organization. Mr. Brufsky holds a B.S. from Cornell University in Applied Economics and Business Management and an M.B.A., with honors, from the University of Southern California Marshall School of Business in Finance, where he was awarded the Glassick Scholarship for academic achievement.

Jason Duko, Partner and Portfolio Manager. Mr. Duko is a Partner and Portfolio Manager of U.S. Liquid Credit in the Ares Credit Group, where he is primarily responsible for managing Ares’ U.S. bank loan credit strategies. Mr. Duko also serves as a Vice President of Ares Dynamic Credit Allocation Fund, Inc. Additionally, he serves as a member of the Ares Credit Group’s U.S. Liquid Credit Investment Committee. Prior to joining Ares in 2018, Mr. Duko was a Portfolio Manager at PIMCO, where he managed bank loan assets across a broad range of investment strategies and was responsible for secondary loan trading across all sectors. Previously, Mr. Duko was an Associate Portfolio Manager at Lord Abbett & Co. LLC., where he focused on its leveraged loan business, portfolio management, trading decisions and marketing. He also held positions at Nomura Corporate Research and Asset Management and ING Pilgrim Research. Mr. Duko holds a B.S. from Arizona State University in Finance, where he was a Barrett Honors College Graduate.

Chris Mathewson, Partner and Portfolio Manager. Mr. Mathewson is a Partner and Portfolio Manager of U.S. Liquid Credit in the Ares Credit Group, where he is primarily responsible for managing Ares’ U.S. high yield credit strategies. Additionally, he serves as a member of the Ares Credit Group’s U.S. Liquid Credit Investment Committee. Prior to joining Ares in 2006, Mr. Mathewson was an Analyst in the Communications and Media Investment Banking Group at Lehman Brothers, where he focused on creating financial models, performing valuation analysis and conducting due diligence. Mr. Mathewson holds a B.A. from Dartmouth College in Economics.

Kapil Singh, Partner and Portfolio Manager. Mr. Singh is a Partner and Portfolio Manager of U.S. Liquid Credit in the Ares Credit Group, where he is primarily responsible for managing Ares’ U.S. high yield credit strategies. Additionally, he serves as a member of the Ares Credit Group’s U.S. Liquid Credit Investment Committee and the Liquid Credit Allocation Committee. Prior to joining Ares in 2018, Mr. Singh was a Portfolio Manager in the Global Developed Credit Group at DoubleLine Capital, where he managed high yield bonds across strategies and portfolios in a variety of investment vehicles. Previously, Mr. Singh was a Senior Analyst at the Post Advisory Group, where he managed high yield bonds and leveraged loans within the energy sector. In addition, Mr. Singh was Co-Portfolio Manager and Senior Credit Analyst at Four Corners Capital, a subsidiary of Macquarie Funds Group. He also held positions at Bradford & Marzec, PPM America and Heller Financial. Mr. Singh holds a B.S. from the University of Illinois, Urbana-Champaign College of Business in Finance and an M.B.A. from Northwestern University, Kellogg School of Management in Strategy and Finance. Additionally, Mr. Singh is a CFA® charterholder.

Fort Washington Investment Advisors, Inc., located at 303 Broadway, Suite 1200, Cincinnati, Ohio 45202, an affiliate of Touchstone Advisors, serves as sub-advisor to the Touchstone Active Bond Fund. Fort Washington will also serve as sub-advisor to Touchstone Dividend Equity Fund after the Reorganization. As the sub-advisor, Fort Washington makes the daily decisions regarding buying and selling specific securities for each Acquiring Fund, according to the Acquiring Fund’s investment goals and strategies. Fort Washington has been a registered investment advisor since 1990 and provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. As of December 31, 2020, Fort Washington managed approximately $69.4 billion in assets.

Touchstone Active Bond Fund

Daniel J. Carter, CFA, Managing Director and Senior Portfolio Manager is portfolio manager of the Touchstone Active Bond Fund. Mr. Carter began as an Assistant Portfolio Manager of Fort Washington in 2000. He has managed the Fund since September 2001.

Touchstone Dividend Equity Fund

Austin R. Kummer, CFA, Vice President, Senior Portfolio Manager, is a Vice President and Senior Portfolio Manager. Mr. Kummer joined Fort Washington in 2013. He focuses on portfolio management and research functions within Multi-Sector Fixed Income and Dividend Equity strategies. He also contributes to asset allocation and macro positioning for the firm and has shared responsibility for the company’s Private Debt portfolio.

Brendan M. White, CFA, Senior Vice President, Co-CIO, Portfolio Manager, is a Senior Vice President and Co-Chief Investment Officer of Fort Washington Investment Advisors, Inc., a wholly owned subsidiary of Western & Southern Financial Group. In this role, White is responsible for overseeing the investment activity for all assets under management with emphasis on all fixed income functions while collaborating with James Vance, Co-Chief Investment Officer, on all investment decisions. White also shares responsibility for asset allocation and macro-positioning for both Fort Washington and Western & Southern Financial Group. White joined Fort Washington in 1993 and has more than 30 years of industry experience. Prior to joining the firm, he was with Ohio Casualty Corporation where he was a securities analyst supporting the High Yield and Mortgage-Backed Securities portfolios.

James E. Wilhelm, Jr., Managing Director, Senior Portfolio Manager, is a Senior Portfolio Manager of the Focused Equity and Large Cap Focused Equity investment strategies and is responsible for the investment process and portfolio construction. He has research sector coverage for consumer staples and consumer discretionary. Wilhelm joined the firm in 2002. Prior to joining Fort Washington, he served as a Research Analyst for Riggs Investment Management, First Union Securities, Evergreen Funds and a Financial Consultant for Salomon Smith Barney.

Touchstone Sands Capital Select Growth Fund

Sands Capital Management, LLC, located at 1000 Wilson Boulevard, Suite 3000, Arlington, Virginia 22209, serves as sub-advisor to the Sands Capital Select Growth Fund. As sub-advisor, Sands Capital makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. Sands Capital is controlled by Frank M. Sands, Sr. and Frank M. Sands.  As of December 31, 2020, Sands Capital had approximately $68.6 billion in assets under management.

Frank M. Sands, CFA, Chief Investment Officer and Chief Executive Officer, joined Sands Capital in June 2000.  Prior to 2008, Mr. Sands was President, Director of Research and Sr. Portfolio Manager.  He has investment experience dating back to 1994.

A. Michael Sramek, CFA, Senior Portfolio Manager, Research Analyst, and Managing Director, joined Sands Capital in April 2001 and is jointly and primarily responsible for the management of the Fund. He has investment experience dating back to 1997.

Wesley A. Johnston, CFA, Portfolio Manager and a Senior Research Analyst, joined Sands Capital in 2004. He has investment experience dating back to 2004.

Thomas H. Trentman, CFA, Portfolio Manager and Senior Research Analyst, joined Sands Capital in 2005. He has investment experience dating back to 2005.

Investment Advisory Fees

Pursuant to investment advisory agreements, each of SunAmerica and Touchstone Advisors, respectively, is entitled to receive a fee with respect to the average daily net assets of the Funds for which they act as investment advisor, which is paid monthly. The advisory fees payable to SunAmerica with respect to the Target Funds and to Touchstone Advisors with respect to the Acquiring Funds are set forth in the table below. For each Acquiring Fund and Target Fund, Touchstone Advisors and SunAmerica, respectively, pay a sub-advisory fee to the applicable sub-advisor from its advisory fee. The following table sets forth each Fund’s advisory fee as a percentage of average daily net assets as of the date of this Joint Proxy Statement/Prospectus.

Target Fund		Acquiring Fund
Average Daily Net Assets	Investment Advisory Fee Rate (Annualized)	Average Daily Net Assets	Investment Advisory Fee Rate (Annualized)
AIG Focused Dividend Strategy Fund		Touchstone Dividend Equity Fund
First $1.5 billion	0.60%	First $1 billion	0.55%
Next $1.5 billion	0.50%	Above $1 billion	0.50%
Thereafter	0.40%
AIG Focused Growth Fund		Touchstone Sands Capital Select Growth Fund
All Assets	1.00%	First $1 billion	0.70%
		Next $500 million	0.65%
		Next $500 million	0.60%
		Assets above $2 billion	0.55%
AIG Select Dividend Growth Fund		Touchstone Dividend Equity Fund
All Assets	0.75%	First $1 billion	0.55%
		Above $1 billion	0.50%
AIG Senior Floating Rate Fund		Touchstone Credit Opportunities Fund
First $1 billion	0.85%	All Assets	0.60%
Next $1 billion	0.80%
Thereafter	0.75%

Target Fund		Acquiring Fund
Average Daily Net Assets	Investment Advisory Fee Rate (Annualized)	Average Daily Net Assets	Investment Advisory Fee Rate (Annualized)
AIG U.S. Government Securities Fund		Touchstone Active Bond Fund
First $200 million	0.65%	First $300 million	0.40%
Next $200 million	0.62%	Assets over $300 million	0.35%
Thereafter	0.55%

The SAI for each Fund provides additional information about the portfolio managers’ method of compensation, other accounts managed by each portfolio manager and, except with respect to the Shell Fund, investments in the Fund or Funds that they manage.

Advisory Fee Waiver Agreements

SunAmerica is contractually obligated to waive its advisory fee with respect to the Target Funds in the table below so that the advisory fee payable by the Target Funds equals the following:

Target Fund	Net Advisory Fee After Waiver	Expiration Date
AIG Focused Growth Fund	0.90% of average daily net assets	February 28, 2022
AIG Senior Floating Rate Fund	0.63% on the first $2 billion of average daily net assets and 0.58% above $2 billion of average daily net assets	April 30, 2022

Expense Limitation Agreement

Target Funds

SunAmerica has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed certain amounts noted in the footnotes of the Fees and Expenses Table in this Joint Proxy Statement/Prospectus for a Target Fund, and as set forth in the table below. SunAmerica also may voluntarily waive or reimburse additional amounts to increase the investment return to a Fund’s investors.

Any waivers and/or reimbursements made by SunAmerica with respect to a Target Fund are subject to recoupment within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Target Fund to exceed the lesser of (a) the expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any. The Expense Limitation Agreement will continue in effect indefinitely, unless terminated by the applicable Target Funds Board, including a majority of the Target Funds Independent Directors. The potential recoupments are accounted for as possible contingent liabilities that are not recordable on the balance sheet of a Target Fund until collection is probable, but appears as footnote disclosure to a Target Fund’s financial statements. At such time as it appears probable that a Fund is able to effect such recoupment and that SunAmerica intends to seek such recoupment, the amount of the recoupment will be accrued as an expense of the Fund for that current period.

AIG Focused Growth Fund

Pursuant to an Advisory Fee Waiver Agreement, effective through February 28, 2022, SunAmerica has contractually agreed to waive its management fee with respect to the AIG Focused Growth Fund so that the management fee payable by the Fund to SunAmerica equals 0.90% of average daily net assets. This agreement may be modified or discontinued prior to February 28, 2022, only with the approval of the Target Funds Board, including a majority of the Independent Trustees.

Pursuant to Subadvisory Fee Waiver Agreements, effective through February 28, 2022, each of Marsico Capital Management, LLC and BAMCO, Inc., the subadvisors of the AIG Focused Growth Fund, has contractually agreed to waive a portion of its subadvisory fee payable by SunAmerica with respect to the Fund.

AIG Senior Floating Rate Fund

Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2022, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.63% on the first $2 billion of average daily net assets and 0.58% above $2 billion of average daily net assets. This agreement may be modified or discontinued prior to April 30, 2022 only with the approval of the Target Funds Board, including a majority of the Independent Directors.

Pursuant to a Subadvisory Agreement between SunAmerica and Wellington Management, SunAmerica pays Wellington Management a subadvisory fee equal to an annual rate of 0.30% of average daily net assets on the first $500 million and 0.25% thereafter. Pursuant to a Subadvisory Fee Waiver Agreement between SunAmerica and Wellington Management, Wellington Management shall waive its subadvisory fee under the Subadvisory Agreement with respect to the Fund so that the subadvisory fee payable by SunAmerica to Wellington Management is equal to 0.14% of the Fund’s average daily net assets. The Subadvisory Fee Waiver Agreement shall continue in effect through April 30, 2022, and from year to year thereafter provided such continuance is agreed to by Wellington Management and approved by a majority of the Directors of the Registrant.

Acquiring Funds

Touchstone Advisors has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed certain amounts noted in the footnotes of the Fees and Expenses Table in this Joint Proxy Statement/Prospectus for an Acquiring Fund, and as set forth in the table below.

Touchstone Advisors has entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses as set forth in the table below. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Acquiring Fund Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Acquiring Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation. A Target Fund's previously waived fees are not eligible for recoupment by Touchstone Advisors from a Combined Fund.

Target Fund and Share Class	Expense Limit	Expiration of Expense Limit	Corresponding Acquiring Fund and Share Class	Expense Limit	Expiration of Expense Limit
AIG Focused Dividend Strategy Fund			Touchstone Dividend Equity Fund
Class A	N/A	N/A	Class A	0.99%	7/15/23
Class B	N/A	N/A
Class C	N/A	N/A	Class C	1.69%	7/15/23
Class W	N/A	N/A	Class Y	0.77%	7/15/23
AIG Focused Growth Fund			Touchstone Sands Capital Select Growth Fund
Class A	1.13%	Indefinite	Class A	1.13%	7/15/23
Class C	1.78%	Indefinite	Class C	1.74%	7/15/23
Class W	0.93%	Indefinite	Class Y	0.90%	7/15/23
AIG Select Dividend Growth Fund			Touchstone Dividend Equity Fund
Class A	1.13%	Indefinite	Class A	0.99%	7/15/23
Class C	1.78%	Indefinite	Class C	1.69%	7/15/23
Class W	0.93%	Indefinite	Class Y	0.77%	7/15/23
AIG Senior Floating Rate Fund			Touchstone Credit Opportunities Fund
Class A	1.02%	Indefinite	Class A	1.03%	7/15/23
Class C	1.42%	Indefinite	Class C	1.43%	7/15/23
Class W	0.82%	Indefinite	Class Y	0.83%	7/15/23
AIG U.S. Government Securities Fund			Touchstone Active Bond Fund
Class A	0.99%	Indefinite	Class A	0.90%	7/15/23
Class C	1.64%	Indefinite	Class C	1.63%	7/15/23

Other Service Providers

The Target Funds engage and the Acquiring Funds will engage the service providers set forth in the chart below.

	Target Funds’ Service Providers	Acquiring Funds’ Service Providers
Principal Underwriter	AIG Capital Services, Inc.	Touchstone Securities, Inc.
Administrator	SunAmerica Asset Management, LLC	Touchstone Advisors, Inc.
Sub-Administrator	N/A	The Bank of New York Mellon
Transfer Agent	DST Asset Manager Solutions, Inc.	BNY Mellon Investment Servicing (US) Inc.
Custodian	State Street Bank & Trust Company	Brown Brothers Harriman & Co.
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP	Ernst & Young LLP*

*	Ernst & Young LLP serves as the independent registered public accounting firm for each Acquiring Fund except the Touchstone Dividend Equity Fund. The firm of Tait, Weller & Baker LLP is expected to serve as the independent registered public accounting firm for the Touchstone Dividend Equity Fund for the fiscal year ending September 30, 2021.

SHARE CLASSES OF THE TARGET FUNDS AND ACQUIRING FUNDS

The share classes offered by the Target Funds and the corresponding share classes offered by the Acquiring Funds are listed in the table below.

Target Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
AIG Focused Dividend Strategy Fund	Touchstone Dividend Equity Fund
Class A	Class A
Class B	Class A
Class C	Class C
Class W	Class Y
AIG Focused Growth Fund	Touchstone Sands Capital Select Growth Fund
Class A	Class A
Class C	Class C
Class W	Class Y
AIG Select Dividend Growth Fund	Touchstone Dividend Equity Fund
Class A	Class A
Class C	Class C
Class W	Class Y

Target Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
AIG Senior Floating Rate Fund	Touchstone Credit Opportunities Fund
Class A	Class A
Class C	Class C
Class W	Class Y
AIG U.S. Government Securities Fund	Touchstone Active Bond Fund
Class A	Class A
Class C	Class C

Share class selection was primarily based on shareholder eligibility requirements of each share class of both the Target Funds and the Acquiring Funds and the presence of a distribution plan for each share class. In addition, similarities in shareholder services and expenses were considered. If a Reorganization is consummated, shareholders of the Target Fund will receive shares of the corresponding class of the Acquiring Fund in the Reorganization. Nothing contained herein will be construed as an offer to purchase or otherwise acquire shares of any Acquiring Fund other than in connection with the applicable Reorganization. The Touchstone Funds Board has reserved the right to create and issue additional classes of any Acquiring Fund following the Reorganizations. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Shares of each series or class generally vote together on fund- or trust-wide matters, except when required under federal securities laws to vote separately on matters that only affect a particular series or class, such as the approval of a distribution plan for a particular class.

CHOOSING A CLASS OF SHARES

Share Class Offerings. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase. In addition, certain intermediaries may provide different sales charge discounts and waivers. These sales charge variations and the applicable intermediaries are described in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts of each applicable Acquiring Fund’s prospectus. Each Acquiring Fund offers Class A, Class C, and Class Y. Certain of the Acquiring Funds also offer other share classes (Class R6 shares, Institutional shares, and Class Z shares) that are not offered in the Joint Proxy Statement/Prospectus.

Pursuant to the Plans, upon the Closing of each Reorganization shareholders of the applicable Target Fund will receive shares of the corresponding class of the Acquiring Fund. Nothing contained herein will be construed as an offer to purchase or otherwise acquire shares of an Acquiring Fund other than in connection with the Reorganizations.

Class A Shares

The offering price of Class A shares of each Acquiring Fund is equal to its NAV plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment. Class A shares are subject to a Rule 12b-1 distribution fee of up to 0.25% of the Acquiring Fund’s average daily net assets allocable to Class A shares.

Class A Sales Charge. The following tables show the amount of front-end sales charge you will pay on purchases of Class A shares for the Touchstone equity funds and the Touchstone fixed income funds. For these purposes, the following Funds are a “Touchstone equity funds”: Sands Capital Select Growth Fund and Dividend Equity Fund. The following Funds are “Touchstone fixed income funds”: Active Bond Fund and Credit Opportunities Fund.

Applicable to Touchstone equity funds:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00%	0.00%	None*

*	Distributor may pay a Finder’s Fee on qualifying assets to dealers who initiate purchases of Touchstone equity fund Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1.00%.

Applicable to Touchstone fixed income funds:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $100,000	3.25%	3.36%	3.00%
$100,000 but less than $250,000	2.50%	2.56%	2.35%
$250,000 but less than $500,000	1.50%	1.52%	1.40%
$500,000 or more	0.00%	0.00%	None *

*	Distributor may pay a Finder’s Fee on qualifying assets to dealers who initiate purchases of Touchstone fixed income fund Class A shares of $500,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 0.50%.

Waiver of Class A Sales Charge*. There is no front-end sales charge if you invest $1 million or more in any share class of the Touchstone equity funds. Additionally, there is no front-end sales charge if you invest $500,000 or more in any share class of the Touchstone fixed income funds. If you redeem shares that were part of the $1 million or $500,000 breakpoint purchase within one year of that purchase, you may pay a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, respectively, on the shares redeemed if a commission was paid by Touchstone Securities, Inc. (the “Distributor” or “Touchstone Securities”) to a participating unaffiliated broker-dealer. There is no front-end sales charge on exchanges between Funds with the same load schedule or from a higher load schedule to a lower load schedule. In addition, there is no front-end sales charge on the following purchases:

•	Purchases by registered representatives or other employees** (and their immediate family members***) of financial intermediaries having selling agreements with Touchstone Securities.
•	Purchases in accounts as to which a broker-dealer or other financial intermediary charges an asset management fee economically comparable to a sales charge, provided the broker-dealer or other financial intermediary has a selling agreement with Touchstone Securities.
•	Purchases by a trust department of any financial intermediary serving in a fiduciary capacity as trustee to any trust over which it has discretionary trading authority.
•	Purchases through a financial intermediary that has agreements with Touchstone Securities, or whose programs are available through financial intermediaries that have agreements with Touchstone Securities relating to mutual fund supermarket programs, fee-based wrap or asset allocation programs.

•	Purchases by an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 in plan assets. This waiver applies to any investing employee benefit plan meeting the minimum eligibility requirements and whose transactions are executed through a financial intermediary that has entered into an agreement with Touchstone Securities to use the Touchstone Funds in connection with the plan’s accounts. The term “employee benefit plan” applies to qualified pension, profit-sharing, or other employee benefit plans.
•	Purchases by an employee benefit plan that is provided administrative services by a third party administrator that has entered into a special service arrangement with Touchstone Securities.
•	Reinvestment of redemption proceeds from Class A shares of any Touchstone Fund if the reinvestment occurs within 90 days of redemption.
•	Former shareholders of Sentinel Group Funds, Inc. (“Sentinel Funds”) who received shares of Touchstone Funds pursuant to the October 27, 2017 reorganization of their respective Sentinel Funds and whose Sentinel Fund account was established with a net asset value purchase privilege.

*	Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in each applicable Acquiring Fund’s prospectus for a description of variations in sales charges and waivers for Fund shares purchased through Janney Montgomery Scott, Merrill Lynch, Morgan Stanley, Ameriprise Financial, Raymond James and Robert W. Baird & Co. Incorporated.
**	The term “employee” is deemed to include current and retired employees.
***	Immediate family members are defined as the parents, mother-in-law or father-in-law, spouse, brother or sister, brother-in-law or sister-in-law, son-in-law or daughter-in-law, niece or nephew and children of a registered representative or employee, and any other individual to whom the registered representative or employee provides material support.

Touchstone Securities has agreed to waive the Class A sales charge for clients of financial intermediaries that have entered into an agreement with Touchstone Securities to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to their customers. As of the date of the Acquiring Funds’ prospectus, this arrangement applies to shareholders purchasing Fund shares through platforms at the following intermediaries:

•	Merrill Lynch
•	RBC
•	JP Morgan Securities
•	Morgan Stanley
•	Raymond James
•	Ameriprise

Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in each applicable Acquiring Fund’s prospectus for a description of variations in sales charges and waivers for Acquiring Fund shares purchased through Janney Montgomery Scott, Merrill Lynch, Morgan Stanley, Ameriprise Financial, Raymond James, and Robert W. Baird & Co. Incorporated. You should ask your financial intermediary if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals.  The intermediaries sponsoring or participating in these mutual fund programs may also offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program.  Investors should carefully consider any separate transaction fee or other fees charged by these programs in connection with investing in each available share class before selecting a share class.

You must notify your financial intermediary (or Touchstone Securities for purchases made directly from the Acquiring Funds) at the time of purchase that you believe you qualify for a sales charge waiver, in addition to providing appropriate proof of your eligibility. Failure to provide such notification and proof may result in you not receiving the sales charge waiver to which you are otherwise entitled. For direct purchases through Touchstone Securities you may apply for a waiver by marking the appropriate section on the investment application and completing the “Special Account Options” form.  You can obtain the application and form by calling Touchstone at 1.800.543.0407 or by visiting the Touchstone Acquiring Funds’ website: TouchstoneInvestments.com.  Purchases at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Acquiring Fund.  At the option of the Acquiring Fund, the front-end sales charge may be included on future purchases.

Reduced Class A Sales Charge. You may also purchase Class A shares of an Acquiring Fund at the reduced sales charges shown in the table above through the Rights of Accumulation Program or by signing a Letter of Intent.  The following purchasers (“Qualified Purchasers”) may qualify for a reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

•	an individual, an individual’s spouse, or an individual’s children under the age of 21; or
•	a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved.

The following accounts (“Qualified Accounts”) held in any Touchstone Fund may be grouped together to qualify for the reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

•	Individual accounts
•	Joint tenant with rights of survivorship accounts
•	Uniform Gifts/Transfers to Minors Act (“UGTMA”) Accounts
•	Trust accounts
•	Estate accounts
•	Guardian/Conservator accounts
•	Individual Retirement Accounts (“IRAs”), including Traditional, Roth, Simplified Employee Pension Plans (“SEP”) and Savings Incentive Match Plan for Employees (“SIMPLE”)
•	Coverdell Education Savings Accounts (“Education IRAs”)

Rights of Accumulation Program. Under the Rights of Accumulation Program, you may qualify for a reduced sales charge by aggregating all of your investments held in a Qualified Account.  You or your dealer must notify Touchstone Securities at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide either a list of account numbers or copies of account statements verifying your qualification.  If your shares are held directly in a Touchstone Fund or through a dealer, you may combine the historical cost or current NAV (whichever is higher) of your existing shares of any Touchstone Fund with the amount of your current purchase in order to take advantage of the reduced sales charge.  Historical cost is the price you actually paid for the shares you own, plus your reinvested dividends and capital gains.  If you are using historical cost to qualify for a reduced sales charge, you should retain any records to substantiate your historical costs since the Fund, its transfer agent or your broker-dealer may not maintain this information.

If your shares are held through a financial intermediary, you may combine the current NAV of your existing shares of any Touchstone Fund with the amount of your current purchase in order to take advantage of the reduced sales charge.  You or your financial intermediary must notify Touchstone at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide copies of account statements dated within three months of your current purchase verifying your qualification.

Upon receipt of the above referenced supporting documentation, Touchstone Securities will calculate the combined value of all of the Qualified Purchaser’s Qualified Accounts to determine if the current purchase is eligible for a reduced sales charge.  Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Letter of Intent. If you plan to invest at least $25,000 in Touchstone equity funds or $50,000 in Touchstone fixed income funds (excluding any reinvestment of dividends and capital gains distributions) during the next 13 months, you may qualify for a reduced sales charge of Class A shares of any Touchstone fund by completing the Letter of Intent section of your account application. A Letter of Intent indicates your intent to purchase at least $25,000 in Touchstone equity funds or at least $50,000 Touchstone fixed income funds sold with a front-end sales charge over the next 13 months in exchange for a reduced sales charge indicated on the above chart. The minimum initial investment under a Letter of Intent is $10,000. You are not obligated to purchase additional shares if you complete a Letter of Intent. If you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), then your sales charge will be recalculated to reflect your actual purchase level. During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow. If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your escrow account. If you have purchased Class A shares of any Touchstone Fund sold with a front-end sales charge within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase, however, previous purchase transactions will not be recalculated with the proposed new breakpoint. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

Other Information.  Information about sales charges and breakpoints is also available in a clear and prominent format on the Touchstone Funds’ website: TouchstoneInvestments.com. You can access this information by selecting to “Sales Charges and Breakpoints” under the “Mutual Funds” link.  For more information about qualifying for a reduced or waived sales charge, contact your financial advisor or contact Touchstone at 1.800.543.0407.

Class C Shares

Class C shares of the Acquiring Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Acquiring Funds.  Class C shares are subject to a Rule 12b-1 fee.  A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them. Shareholders of Class C shares of Active Bond Fund and Ultra Short Duration Fixed Income Fund that were received pursuant to the October 27, 2017 reorganization of series of Sentinel Group Funds, Inc. will not be assessed a CDSC upon redemption of their shares. In most cases it is more advantageous to purchase Class A shares for amounts of $1 million or more.  Therefore, a request to purchase Class C shares for $1 million or more will be considered as a purchase request for Class A shares or declined. Please see Appendix A – Intermediary–Specific Sales Charge Waivers and Discounts in in each applicable Acquiring Fund’s prospectus for a description of the load waivers and discounts available to shareholders purchasing Fund shares through certain intermediaries.

Effective June 30, 2020 (the “Effective Date”), Class C shares of each Fund will automatically convert into Class A shares of the same Fund after they have been held for eight (8) years. The conversion will not be considered a taxable event for federal income tax purposes. These automatic conversions will be executed without any sales charge (including CDSCs), redemption or transaction fee, or other charge. After such a conversion takes place, the shares will be subject to all features, rights and expenses of Class A shares. If you hold Class C shares through certain financial intermediaries, such as an omnibus account or group retirement recordkeeping platform, your intermediary may not be able to track the amount of time you held your Class C shares purchased before June 30, 2020. In that case, Class C shares held prior to June 30, 2020 would convert to Class A shares eight (8) years after the Effective Date of this policy.

Class Y Shares

Class Y shares of the Acquiring Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Acquiring Funds.  Class Y shares are not subject to a Rule 12b-1 fee or CDSC. In addition, Class Y shares may be purchased through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisors.  In each case, the intermediary has entered into an agreement with Touchstone Securities to include the Acquiring Funds in their program where the intermediary provides investors participating in their program with additional services, including advisory, asset allocation, recordkeeping or other services.  You should ask your financial institution if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals.  The intermediaries sponsoring or participating in these mutual fund programs may also offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Acquiring Funds and are not reflected in the fee tables or expense examples in this Joint Proxy Statement/Prospectus. Investors should carefully consider any separate transaction fee or other fees charged by these programs in connection with investing in each available share class before selecting a share class.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS
FOR THE ACQUIRING FUNDS

12b-1 Distribution Plans.  Each Acquiring Fund offering Class A shares and Class C shares has adopted a distribution plan under Rule 12b-1 of the 1940 Act with respect to such shares.  The plans allow each Acquiring Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.  Under the Class A plan, the Acquiring Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares.  Under the Class C plan, the Acquiring Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).  Because these fees are paid out of an Acquiring Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Additional Compensation to Financial Intermediaries.  Touchstone Securities, Inc. (“Touchstone Securities”), the Trust’s principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers.  Touchstone Securities pursues a focused distribution strategy with a limited number of dealers who have sold shares of an Acquiring Fund or other Touchstone Funds.  Touchstone Securities reviews and makes changes to the focused distribution strategy on a periodic basis.  These payments are generally based on a pro rata share of a dealer’s sales.  Touchstone Securities may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs.

Touchstone Advisors, at its own expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for certain services including distribution, administrative, sub-accounting, sub-transfer agency and/or shareholder servicing activities.  These additional cash payments to a financial intermediary are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees).  These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary bears certain costs in connection with providing shareholder services to Acquiring Fund shareholders.  Touchstone Advisors may also reimburse Touchstone Securities for making these payments.

Touchstone Advisors and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.  The amount and value of additional cash payments vary for each financial intermediary.  The additional cash payment arrangement between a particular financial intermediary and Touchstone Advisors or its affiliates may provide for increased rates of compensation as the dollar value of the Acquiring Fund’s shares or particular class of shares sold or invested through such financial intermediary increases.  The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend an Acquiring Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid.  You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.  Although the Acquiring Funds may use financial firms that sell the Acquiring Funds’ shares to effect portfolio transactions for the Acquiring Funds, the Acquiring Funds and Touchstone Advisors will not consider the sale of an Acquiring Fund’s shares as a factor when choosing financial firms to effect those transactions.  For more information on payment arrangements, please see the section titled “Touchstone Securities” in the SAI.

INVESTING WITH TOUCHSTONE

Buying and Selling Acquiring Fund Shares

The Acquiring Funds’ minimum investment requirements are set forth in the table and the discussion below. Each Fund reserves the right to reduce or waive these minimums in certain instances. References in this section to a “Fund” or the “Funds” refer to the Acquiring Funds. The initial investment minimum will be waived with respect to shareholder accounts opened in connection with the Reorganizations.

	Classes A, C, and Y
	Initial Investment	Additional Investment
Acquiring Funds
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts / Transfers to Minors Act	$1,000	$50
Automatic Investment Plan	$100	$50

Acquiring Funds. Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A and C shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial institutions and financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRAs and qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the section “Investing with Touchstone” of the Fund’s prospectus or call 1.800.543.0407.

Financial Intermediary Compensation

If you purchase shares in a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Choosing the Appropriate Investments to Match Your Goals. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

Purchasing Your Shares

Please read the Acquiring Fund’s prospectus carefully and then determine how much you want to invest.

Existing shareholders of all classes may purchase directly through Touchstone Securities, Inc. (“Touchstone Securities”) or your financial intermediary.

•	New shareholders interested in purchasing Classes A and C shares may do so through your financial intermediary.
•	Class Y shares are only available through a financial intermediary or financial institutions such as retirement plans or fee based platforms, which may impose charges in addition to those described in the Acquiring Fund’s prospectus.

In order to open an account you must complete an investment application. You can obtain an investment application from Touchstone Securities, your financial advisor or other financial intermediary, or by visiting TouchstoneInvestments.com. You may purchase shares in the Fund on a day when the New York Stock Exchange (“NYSE”) is open for trading (“Business Day”). For more information about how to purchase shares, call Touchstone Securities at 1.800.543.0407.

Subject to the restrictions on new accounts described in the section of the Acquiring Fund’s prospectus titled “Buying and Selling Fund Shares,” you may purchase shares of the Fund directly from Touchstone Securities or through your financial intermediary.

Investor Alert: Each Touchstone Fund reserves the right to restrict or reject any purchase request, including exchanges from other Touchstone Funds, which it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See “Market Timing Policy” in this Joint Proxy Statement/Prospectus.) Touchstone Securities may change applicable initial and additional investment minimums at any time.

Opening an Account

Important Information About Procedures for Opening an Account. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. If we do not receive these required pieces of information, there will be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to completely verify your identity through our verification process, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. Eastern time ), on the day that your account is closed. If we close your account because we are unable to completely verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Investing in the Acquiring Funds

By mail or through your financial advisor

•	Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks for initial investments.
•	Send your check with the completed investment application by regular mail to Touchstone Investments, P.O. Box 9878, Providence, Rhode Island 02940, or by overnight mail to Touchstone Investments, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, Massachusetts 01581.
•	Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.
•	You may also open an account through your financial advisor.

By wire or Automated Clearing House (“ACH”)

•	You may open an account by purchasing shares by wire or ACH transfer. Call Touchstone Investments at 1.800.543.0407 for wire or ACH instructions.
•	Touchstone Securities will not process wire or ACH purchases until it receives a completed investment application.
•	There is no charge imposed by the Funds to make a wire or ACH purchase. Your bank, financial intermediary or processing organization may charge a fee to send a wire or ACH purchase to Touchstone Securities.

Through your financial intermediary

•	You may invest in certain share classes by establishing an account through financial intermediaries that have appropriate selling agreements with Touchstone Securities.
•	Your financial intermediary will act as the shareholder of record of your shares.
•	Financial intermediaries may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.
•	Financial intermediaries may designate intermediaries to accept purchase and sales orders on the Funds’ behalf.
•	Your financial intermediaries may receive compensation from the Funds, Touchstone Securities, Touchstone Advisors or their affiliates.
•	Before investing in the Funds through your financial intermediary, you should read any materials provided by your financial intermediary together with the Acquiring Fund’s prospectus.

By exchange. Touchstone Funds may be exchanged pursuant to the exchange rules outlined below:

•	Class A shares may be exchanged into Class A shares of any other Touchstone Fund at NAV, although Touchstone Funds that are closed to new investors may not accept exchanges.
•	Class C shares may be exchanged into Class C shares of any other Touchstone Fund, although Touchstone Funds that are closed to new investors may not accept exchanges.
•	Class Y shares of a Fund are exchangeable for Class Y shares of any other Touchstone Fund, as long as investment minimums and proper selling agreement requirements are met. Class Y shares may be available through financial intermediaries that have appropriate selling agreements with Touchstone Securities, or through “processing organizations” (e.g., mutual fund supermarkets) that purchase shares for their customers. Touchstone Funds that are closed to new investors may not accept exchanges.
•	Class A, C, and Y shareholders who are eligible to invest in Institutional Class shares are eligible to exchange their Class A shares, Class C shares, and Class Y shares for Institutional Class shares of the same Fund, if offered in their state, such an exchange can be accommodated by their financial intermediary. Please see the Statement of Additional Information for more information under “Choosing a Class of Shares.”
•	Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.
•	Before making an exchange of your Fund shares, you should carefully review the disclosure provided in the applicable Acquiring Fund’s prospectus relating to the Fund into which you are exchanging. Touchstone Funds that are closed to new investors may not accept exchanges. You do not have to pay any exchange fee for your exchange, but if you exchange from a Fund with a lower load schedule to a Fund with a higher load schedule you may be charged the load differential.
•	You may realize a taxable gain if you exchange shares of a Fund for shares of another Fund. See “Distributions and Taxes - Federal Income Tax Information” for more information and the federal income tax consequences of such an exchange.

Through retirement plans. You may invest in certain Funds through various retirement plans. These include individual retirement plans and employer sponsored retirement plans.

Individual Retirement Plans

•	Traditional IRAs
•	SIMPLE IRAs

•	Spousal IRAs
•	Roth IRAs
•	Education IRAs
•	SEP IRAs

Employer Sponsored Retirement Plans

•	Defined benefit plans
•	Defined contribution plans (including 401(k) plans, profit sharing plans and money purchase plans)
•	457 plans

To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

For further information about any of the plans, agreements, applications and annual fees, contact Touchstone at 1.800.543.0407 or contact your financial intermediary.

Through a processing organization. You may also purchase shares of the Funds through a “processing organization,” (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Touchstone Funds have authorized certain processing organizations (“Authorized Processing Organizations”) to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with the Acquiring Fund’s prospectus. You should also ask the processing organization if they are authorized by Touchstone Securities to receive purchase and sales orders on their behalf. If the processing organization is not authorized, then your purchase order could be rejected which could subject your investment to market risk. When shares are purchased through an Authorized Processing Organization, there may be various differences compared to investing directly with Touchstone Securities. The Authorized Processing Organization may:

•	Charge a fee for its services
•	Act as the shareholder of record of the shares
•	Set different minimum initial and additional investment requirements
•	Impose other charges and restrictions
•	Designate intermediaries to accept purchase and sales orders on the Funds’ behalf
•	Touchstone Securities considers a purchase or sales order as received when an Authorized Processing Organization, or its authorized designee, receives the order in proper form.
•	Shares held through an Authorized Processing Organization may be transferred into your name following procedures established by your Authorized Processing Organization and Touchstone Securities. Certain Authorized Processing Organizations may receive compensation from the Funds, Touchstone Securities, Touchstone Advisors or their affiliates. It is the responsibility of an Authorized Processing Organization to transmit properly completed orders so that they will be received by Touchstone Securities in a timely manner.

Pricing of Purchases

Purchase orders received in proper form by Touchstone Securities, an Authorized Processing Organization, or a financial intermediary, by the close of the regular session of trading on the NYSE, generally 4:00 p.m. Eastern time, are processed at that day’s public offering price (NAV plus any applicable sales charge). Purchase orders received after the close of the regular session of trading on the NYSE are processed at the public offering price determined on the following business day. It is the responsibility of the financial intermediary or Authorized Processing Organization to transmit orders that will be received by Touchstone Securities in proper form and in a timely manner.

Adding to Your Account

By check

•	Complete the investment form provided with a recent account statement.
•	Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to Touchstone Funds.
•	Write your account number on the check.
•	Either mail the check with the investment form to (1) Touchstone Securities; or (2) to your financial intermediary at the address printed on your account statement. Your financial advisor or financial intermediary is responsible for forwarding payment promptly to Touchstone Securities.
•	If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

Through Touchstone Securities - By telephone or Internet

•	You can exchange your shares over the telephone by calling Touchstone Securities 1.800.543.0407, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application.
•	You may also exchange your shares online via the Touchstone Funds’ website TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000.
•	In order to protect your investment assets, Touchstone Securities will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone Securities will not be liable, in those cases. Touchstone Securities has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:
o	Requiring personal identification.
o	Making checks payable only to the owner(s) of the account shown on Touchstone Securities’ records.
o	Mailing checks only to the account address shown on Touchstone Securities’ records.
o	Directing wires only to the bank account shown on Touchstone Securities’ records.
o	Providing written confirmation for transactions requested by telephone.
o	Digitally recording instructions received by telephone.

By wire or ACH

•	Contact your bank and ask it to wire or ACH funds to Touchstone Securities. Specify your name and account number when remitting the funds.
•	Your bank may charge a fee for handling wire transfers. ACH transactions take 2-3 business days but can be transferred from most banks without a fee.
•	If you hold your shares directly with Touchstone Securities and have ACH instructions on file for your non-retirement individual or joint account you may initiate a purchase transaction through the Touchstone Funds’ website at TouchstoneInvestments.com.
•	Purchases in the Funds will be processed at that day’s NAV (or public offering price, if applicable) if Touchstone Securities receives a properly executed wire or ACH by the close of the regular session of trading on the NYSE, generally 4:00 p.m. Eastern time, on a day when the NYSE is open for regular trading.
•	Contact Touchstone Securities or your financial intermediary for further instructions.

By exchange

•	You may add to your account by exchanging shares from another Touchstone Fund.
•	For information about how to exchange shares among the Touchstone Funds, see “Investing in the Funds - By exchange” in the Acquiring Fund’s prospectus.
•	Exchange transactions can also be initiated for non-retirement individual or joint accounts via the Touchstone Funds’ website TouchstoneInvestments.com.

Purchases with Securities

Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the applicable Acquiring Fund’s investment goal and is otherwise acceptable to Touchstone Advisors. Transactions of this type are generally a taxable transaction. Shareholders should consult with their particular tax advisor regarding their personal tax situation.

Automatic Investment Options

The various ways that you can automatically invest in the Acquiring Funds are outlined below. Touchstone Securities does not charge any fees for these services. For further details about these services, call Touchstone Securities at 1.800.543.0407. If you hold your shares through a financial intermediary or Authorized Processing Organization, please contact them for further details on automatic investment options.

Automatic Investment Plan. You can pre-authorize monthly investments in a Fund of $50 or more to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application or special account options to do this. Amounts that are automatically invested in a Fund will not be available for redemption until three business days after the automatic reinvestment.

Reinvestment/Cross Reinvestment. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Touchstone Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash if such amounts are greater than $25; lesser amounts will be automatically reinvested in the Fund. Dividends are taxable for federal income tax purposes whether you reinvest such dividends in additional shares of a Fund or choose to receive cash. If you elect to receive dividends and distributions in cash for a non-retirement account and the payment (1) is returned and marked as “undeliverable” or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share NAV determined as of the payable date. In addition, any undeliverable checks from non-retirement accounts will be deposited into an account for potential escheatment to your state of residence. Checks from open non-retirement accounts that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share NAV determined as of the date of cancellation. Otherwise, no action will be taken regarding undeliverable or uncashed checks.

Direct Deposit Purchase Plan. You may automatically invest Social Security checks, private payroll checks, pension payouts or any other pre-authorized government or private recurring payments in the Touchstone Funds.

Dollar Cost Averaging. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic exchanges of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

Selling Your Shares

If you elect to receive your redemption proceeds from a non-retirement account in cash, the payment is not cashed for six months and the account remains open, the redemption check will be cancelled and then reinvested in the Fund at the per share NAV determined as of the date of cancellation. Otherwise, no action will be taken.

Through Touchstone Securities - By telephone or Internet

•	You can sell your shares over the telephone by calling Touchstone Securities at 1.800.543.0407, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application.
•	You may also sell your shares online via the Touchstone Funds’ website: TouchstoneInvestments.com.
•	You may sell shares over the telephone or via the Internet only if the value of the shares sold is less than or equal to $100,000.
•	Shares held in qualified retirement plans cannot be sold via Internet.
•	If we receive your sale request by the close of the regular session of trading on the NYSE, generally 4:00 p.m. Eastern time, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that Business Day. Otherwise it will occur on the next Business Day.
•	Interruptions in telephone or Internet service could prevent you from selling your shares when you want to. When you have difficulty making telephone or Internet sales, you should mail to Touchstone Securities (or send by overnight delivery) a written request for the sale of your shares.
•	In order to protect your investment assets, Touchstone Securities will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone Securities will not be liable, in those cases. Touchstone Securities has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

o	Requiring personal identification.
o	Making checks payable only to the owner(s) of the account shown on Touchstone Securities’ records.
o	Mailing checks only to the account address shown on Touchstone Securities’ records.
o	Directing wires only to the bank account shown on Touchstone Securities’ records.
o	Providing written confirmation for transactions requested by telephone.
o	Digitally recording instructions received by telephone.

Through Touchstone Securities - By mail

•	Write to Touchstone Securities, P.O. Box 9878, Providence, Rhode Island 02940.
•	Indicate the number of shares or dollar amount to be sold.
•	Include your name and account number.
•	Sign your request exactly as your name appears on your investment application.
•	You may be required to have your signature guaranteed. (See “Signature Guarantees” in the Acquiring Fund’s prospectus for more information).

Through Touchstone Securities - By wire

•	Complete the appropriate information on the investment application.
•	If your proceeds are $1,000 or more, you may request that Touchstone Securities wire them to your bank account.
•	You may be charged a fee of up to $15 by a Fund or a Fund’s Authorized Processing Organization for wiring redemption proceeds. You may also be charged a fee by your bank. Certain institutional shareholders who trade daily are not charged wire redemption fees.
•	Your redemption proceeds may be deposited directly into your bank account through an ACH transaction. There is no fee imposed by the Funds for ACH transactions, however, you may be charged a fee by your bank to receive an ACH transaction. Contact Touchstone Securities for more information
•	If you hold your shares directly with Touchstone Securities and have ACH or wire instructions on file for your non-retirement account you may transact through the Touchstone Funds’ website at TouchstoneInvestments.com.

Through Touchstone Securities - Through a systematic withdrawal plan

•	You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.
•	Systematic withdrawals can be made monthly, quarterly, semiannually or annually.
•	There is no fee for this service.
•	There is no minimum account balance required for retirement plans.

Through your financial intermediary or Authorized Processing Organization

•	You may also sell shares by contacting your financial intermediary or Authorized Processing Organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial intermediary or, if applicable, the Authorized Processing Organization.
•	Your intermediary or Authorized Processing Organization is responsible for making sure that sale requests are transmitted to Touchstone Securities in proper form and in a timely manner.
•	Your financial intermediary may charge you a fee for selling your shares.
•	Redemption proceeds will only be wired to your account at the financial intermediary.

Investor Alert: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone Securities’ records.

Pricing of Redemptions

Redemption orders received in proper form by Touchstone Securities, an Authorized Processing Organization, or a financial intermediary, by the close of the regular session of trading on the NYSE, generally 4:00 p.m. Eastern time, are processed at that day’s NAV. Redemption orders received after the close of the regular session of trading on the NYSE are processed at the NAV determined on the following business day. It is the responsibility of the financial intermediary or Authorized Processing Organization to transmit orders that will be received by Touchstone Securities in proper form and in a timely manner.

Contingent Deferred Sales Charge (“CDSC”)

If you purchase $1 million or more in Touchstone equity fund Class A shares at NAV or $500,000 or more in Touchstone fixed income fund Class A shares at NAV and a commission was paid by Touchstone Securities to a participating unaffiliated dealer, a CDSC of up to 1.00% or 0.50%, respectively, may be charged on redemptions made within 1 year of your purchase. Additionally, when an upfront commission is paid to a participating dealer on transactions of $1 million or more in Touchstone equity fund Class A shares or $500,000 or more in Touchstone fixed income fund Class A shares, the Fund will withhold any 12b-1 fee for the first 12 months following the purchase date. If you redeem Class C shares within 12 months of your purchase, a CDSC of 1.00% will be charged.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares’ NAV at the time of redemption or the time of purchase. The CDSC is paid to Touchstone Securities to reimburse expenses incurred in providing distribution-related services to the Funds.

All sales charges imposed on redemptions are paid to Touchstone Securities. In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

No CDSC is applied if:

•	Any partial or complete redemption following death or disability (as defined in the Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone Securities may require documentation prior to waiver of the charge, including death certificates, physicians’ certificates, etc.
•	Redemptions from a systematic withdrawal plan. The CDSC will be waived if the systematic withdrawal plan is based on a fixed dollar amount or number of shares and systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the transfer agent receives your request. If the systematic withdrawal plan must be based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value at the time of withdrawal.
•	Redemptions from retirement plans qualified under Section 401 of the Code. The CDSC will be waived for benefit payments made by Touchstone Securities directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under Section 401(a)(9) of the Code), in-service distributions, hardships, loans and qualified domestic relations orders. The CDSC waiver will not apply in the event of termination of the plan or transfer of the plan to another financial intermediary.
•	The redemption is for a mandatory withdrawal from a traditional IRA account after age 70½ or age 72 for those who turn 70 1/2 after December 31, 2019.

The above mentioned CDSC waivers do not apply to redemptions made within one year for purchases of $1 million or more in Class A shares of the Touchstone Funds where a commission was paid by Touchstone Securities to a participating broker-dealer. The SAI contains further details about the CDSC and the conditions for waiving the CDSC. Please see Appendix A - Intermediary-Specific Sales Charge Waivers and Discounts in the Acquiring Fund’s Prospectus for a description of variations in sales charges and waivers for Fund shares purchased through Merrill Lynch, Morgan Stanley, Ameriprise Financial, Raymond James, and Robert W. Baird & Co. Incorporated.

Signature Guarantees

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from many banks or securities dealers, but not from a notary public. Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to:

•	Proceeds to be paid when information on your account has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee).
•	Proceeds are being sent to an address other than the address of record.
•	Proceeds or shares are being sent/transferred from unlike registrations such as a joint account to an individual’s account.
•	Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request.
•	Proceeds or shares are being sent/transferred between accounts with different account registrations.

Market Timing Policy

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Funds by shareholders. The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities, or restrict or refuse to process purchases or exchanges in the shareholder’s accounts. While a Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Funds cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request into any Touchstone Fund, or (ii) made more than 2 “round-trip” exchanges within a rolling 90 day period. A “round-trip” exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Funds may restrict or suspend that shareholder’s exchange privileges and subsequent exchange requests during the suspension will not be processed. The Funds may also restrict or refuse to process purchases by the shareholder. These exchange limits and excessive trading policies generally do not apply to systematic purchases and redemptions.

Financial intermediaries (such as investment advisors and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. If a Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. In accordance with Rule 22c-2 under the 1940 Act, the Funds have entered into information sharing agreements with certain financial intermediaries.

Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds’ market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds’ shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

Householding Policy (only applicable for shares held directly through Touchstone Securities).

Each Fund you invest in will send one copy of its prospectus and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding”, reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call Touchstone Investments at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

In addition, eDelivery is available for statements, confirms, prospectuses and shareholder reports for shareholders holding accounts directly with Touchstone Securities, please contact Shareholder Services at 1.800.534.0407 for more information. If you hold your account through a Broker Dealer or Financial Intermediary please contact them directly to inquire about eDelivery opportunities.

Receiving Sale Proceeds

Touchstone Securities will forward the proceeds of your sale to you (or to your financial intermediary) within 7 days (normally within 3 business days) after receipt of a proper request. Under normal conditions, each Fund typically expects to meet redemption requests through the use of the Fund’s holdings of cash or cash equivalents, lines of credit, an interfund loan (as discussed in the SAI) or by selling other Fund assets. A redemption-in-kind may be used under unusual circumstances and is discussed below in more detail.

Proceeds Sent to Financial Intermediaries or Authorized Processing Organizations or Financial Institutions. Proceeds that are sent to your Authorized Processing Organization or financial intermediary will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor, Authorized Processing Organization or financial institution may benefit from the use of your money.

Fund Shares Purchased by Check (only applicable for shares held directly through Touchstone Securities). We may delay the processing and payment of redemption proceeds for shares you recently purchased by check until your check clears, which may take up to 15 days. If you believe you may need your money sooner, you should purchase shares by bank wire.

Reinstatement Privilege (Classes A and C shares only). You may, within 90 days of redemption, including redemption proceeds reinvested from an unaffiliated money market fund, reinvest all or part of your sale proceeds by sending a written request and a check to Touchstone Securities. If the redemption proceeds were from the sale of Class A shares and the sales load that you incurred on the initial purchase is less than the sales charge for the Fund in which you are reinvesting, you will incur a sales charge representing the difference. If the redemption proceeds were from the sale of your Class A shares, and the sales load that you incurred on the initial purchase is equal to or more than the sales charge for the Fund in which you are reinvesting you can reinvest into Class A shares of any applicable Touchstone Fund at NAV. Reinvestment will be at the NAV next calculated after Touchstone Securities receives your request. If the reinvestment proceeds were from the sale of your Class C shares, you can reinvest those proceeds into Class C shares of any Touchstone Fund. If you paid a CDSC on the reinstated amount, that CDSC will be reimbursed to you upon reinvestment. For federal income tax purposes, an exchange of Fund shares is treated as the sale of the shares of one Fund and the purchase of the shares of the other Fund. As a result, the exchange may result in a tax consequence if you have a capital gain or loss in the Fund shares you are selling/exchanging.

Low Account Balances (only applicable for shares held directly through Touchstone Securities). If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), Touchstone Securities may sell your shares and send the proceeds to you. This involuntary sale does not apply to retirement accounts or custodian accounts under the UGTMA. Touchstone Securities will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

Delay of Payment. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

•	When the NYSE is closed on days other than customary weekends and holidays;
•	When trading on the NYSE is restricted; or
•	During any other time when the SEC, by order, permits.

Redemption in-Kind. Under unusual circumstances (such as a market emergency), when the Board deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value in order to meet redemption requests. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities. Until such time as the shareholder sells the securities they receive in-kind, the securities are subject to market risk. Redemptions in-kind are taxable for federal income tax purposes in the same manner as redemptions for cash. The Funds may also use redemption in-kind for certain Fund shares held by ReFlow.

Pricing of Acquiring Fund Shares

Each Acquiring Fund’s share price (also called “NAV”) and public offering price (NAV plus a sales charge, if applicable) is determined as of the close of regular trading at the time as of which the NYSE establishes official closing prices (normally 4:00 p.m. Eastern time) every day the NYSE is open. Each Acquiring Fund calculates its NAV per share for each class, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding.

The Acquiring Funds’ equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board (or under its direction). The Acquiring Funds may use pricing services to determine market value for investments. Some specific pricing strategies follow:

•	All short-term dollar-denominated investments that mature in 60 days or less may be valued on the basis of amortized cost which the Board has determined as fair value.

•	Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the last quoted bid price.

Any foreign securities held by an Acquiring Fund will be priced as follows:

•	All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.
•	Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Acquiring Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.
•	Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when an Acquiring Fund does not price its shares, an Acquiring Fund’s NAV may change on days when shareholders will not be able to buy or sell shares.

Securities held by an Acquiring Fund that do not have readily available market quotations are priced at their fair value using procedures approved by the Board.  Any debt securities held by an Acquiring Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.  The Acquiring Funds may use fair value pricing under the following circumstances, among others:

•	If the validity of market quotations is deemed to be not reliable.
•	If the value of a security has been materially affected by events occurring before the Acquiring Fund’s pricing time but after the close of the primary markets on which the security is traded.
•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Acquiring Fund’s NAV calculation.

The use of fair value pricing has the effect of valuing a security based upon the price an Acquiring Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. The Acquiring Funds have established fair value policies and procedures that delegate fair value responsibilities to the Advisor. These policies and procedures outline the fair value method for the Advisor. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors established by the Board, and is therefore subject to the unavoidable risk that the value that the Acquiring Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. With respect to any portion of an Acquiring Fund’s assets that is invested in other mutual Acquiring Funds, that portion of the Acquiring Fund’s NAV is calculated based on the NAV of that mutual Acquiring Fund. The applicable Acquiring Fund’s prospectus explains the circumstances and effects of fair value pricing for that Acquiring Fund.

DISTRIBUTIONS AND TAXES

Target Funds. The Target Funds generally distribute most or all of their net earnings in the form of dividends. The Target Funds pay capital gains distributions, if any, at least annually. The Target Funds also reserve the right to declare and pay dividends and other distributions less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually by the Target Funds.

Target Fund	Dividends Declared/Dividends Paid
AIG Focused Dividend Strategy	Quarterly/Quarterly
AIG Focused Growth Fund	Annually/Annually
AIG Select Dividend Growth Fund	Quarterly/Quarterly
AIG Senior Floating Rate Fund	Daily/Monthly
AIG U.S. Government Securities Fund	Daily/Monthly

Acquiring Funds. Each Acquiring Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends, if any, are declared and paid by each Acquiring Fund:

Acquiring Fund	Dividends Declared/Dividends Paid
Touchstone Active Bond Fund	Monthly/Monthly
Touchstone Credit Opportunities Fund	Quarterly/Quarterly
Touchstone Dividend Equity Fund	Quarterly/Quarterly
Touchstone Sands Capital Select Growth Fund	Annually/Annually

Each Acquiring Fund makes distributions of capital gains, if any, at least annually.  If you own shares on an Acquiring Fund’s distribution record date, you will be entitled to receive the distribution.

You will receive income dividends and distributions of capital gains in the form of additional Acquiring Fund shares unless you elect to receive payment in cash. Cash payments will only be made for amounts equal to or exceeding $25; for amounts less than $25, the dividends and distributions will be automatically reinvested in the paying Fund and class.  To elect cash payments, you must notify the Acquiring Funds in writing or by phone prior to the date of distribution.  Your election will be effective for dividends and distributions paid after we receive your notice.  To cancel your election, simply send written notice to Touchstone Investments, P.O. Box 9878, Providence, Rhode Island 02940, or by overnight mail to Touchstone Investments, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, or call Touchstone Securities at 1.800.543.0407.  If you hold your shares through a financial institution, you must contact the institution to elect cash payment.  If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share NAV determined as of the date of payment.

An Acquiring Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund.  A dividend or distribution paid by an Acquiring Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or distribution.  A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.

For most shareholders, a statement will be sent to you within 45 days after the end of each year detailing the federal income tax status of your distributions.  Please see “Federal Income Tax Information” below for more information on the federal income tax consequences of dividends and other distributions made by a Fund.

Federal Income Tax Information

The tax information in this Joint Proxy Statement/Prospectus is provided only for general information purposes for U.S. taxpayers and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Acquiring Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Code.  As such, the Acquiring Funds will not be subject to federal income taxes on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code, one of which is to distribute to an Acquiring Fund’s shareholders substantially all of the Acquiring Fund’s net investment income and net short-term capital gains each year.  If for any taxable year an Acquiring Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to federal income tax at the corporate tax rate; and (2) distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends-received deduction for corporate shareholders and for “qualified dividend income” treatment for non-corporate shareholders.

Distributions. The Acquiring Funds will make distributions to you that may be taxed as ordinary income or capital gains.  The dividends and distributions you receive may be subject to federal, foreign, state and local taxation, depending upon your tax situation.  Distributions are taxable whether you reinvest such distributions in additional shares of the Acquiring Fund or choose to receive cash.  Taxable Acquiring Fund distributions are taxable to a shareholder even if the distributions are paid from income or gains earned by an Acquiring Fund prior to the shareholder’s investment and, thus, were included in the price the shareholder paid for the shares. For example, a shareholder who purchases shares on or just before the record date of an Acquiring Fund distribution will pay full price for the shares and may receive a portion of the investment back as a taxable distribution. Distributions declared by an Acquiring Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year are treated for federal income tax purposes as if received by shareholders and paid by the Acquiring Fund on December 31 of the year in which the distribution was declared.

Ordinary Income. Net investment income, except for qualified dividend income and income designated as tax-exempt, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Acquiring Fund shares.  Certain dividends distributed to non-corporate shareholders and designated by an Acquiring Fund as “qualified dividend income” are eligible for the long-term capital gains rate, provided certain holding period and other requirements are satisfied.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Acquiring Fund shares.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of an Acquiring Fund or exchange shares of an Acquiring Fund for shares of another Touchstone Acquiring Fund.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction.  Any realized gain or loss, generally, will be a capital gain or loss, assuming you held the shares of the Acquiring Fund as a capital asset.  The capital gain will be long-term or short-term depending on how long you have held your shares in the Acquiring Fund.  Sales of shares of an Acquiring Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss.  Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends, if any, received by the shareholder with respect to such shares, unless the Acquiring Fund declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis.

Returns of Capital. If an Acquiring Fund makes a distribution in excess of its current and accumulated earnings and profits, the excess will be treated as a return of capital to the extent of a shareholder’s basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Backup Withholding. An Acquiring Fund may be required to withhold U.S. federal income tax on all distributions and sales proceeds payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service (the “IRS”) that they are subject to backup withholding.

Medicare Tax.  An additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and distributions received from an Acquiring Fund and net gains from redemptions or other taxable dispositions of Acquiring Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Foreign Taxes.  Income received by an Acquiring Fund from sources within foreign countries may be subject to foreign withholding and other taxes.  If an Acquiring Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations or by being a qualified Acquiring Fund of Acquiring Funds) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may, however, be able to claim an offsetting tax credit or deduction on your federal income tax return, depending on your particular circumstances and provided you meet certain holding period and other requirements. Tax-exempt holders of Acquiring Fund shares, such as qualified tax-advantaged retirement plans, will not benefit from such a deduction or credit.

Non-U.S. Shareholders.  Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in an Acquiring Fund.  This Joint Proxy Statement/Prospectus does not discuss the U.S. or foreign tax consequences of an investment by a non-U.S. shareholder in an Acquiring Fund.  Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisors as to the U.S. and foreign tax consequences of an investment in an Acquiring Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.  You may also receive written notices of certain foreign taxes paid by an Acquiring Fund during the prior taxable year.

Important Tax Reporting Considerations. The Acquiring Funds are required to report cost basis and holding period information to both the IRS and shareholders for gross proceeds from the sales of Acquiring Fund shares purchased on or after January 1, 2012 (“covered shares”).  This information is reported on Form 1099-B.  The average cost method will be used to determine the cost basis of covered shares unless the shareholder instructs an Acquiring Fund in writing that the shareholder wants to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If the shareholder designates SLID as the shareholder’s tax cost basis method, the shareholder will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, an Acquiring Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals. If you hold shares of an Acquiring Fund through a financial intermediary, the financial intermediary will be responsible for this reporting and the financial intermediary’s default cost basis method may apply.  Please consult your tax advisor for additional information regarding cost basis reporting and your situation.

Redemptions by S corporations of covered shares are required to be reported to the IRS on Form 1099-B. If a shareholder is a corporation and has not instructed the Acquiring Fund that it is a C corporation in its Account Application or by written instruction, the Acquiring Fund will treat the shareholder as an S corporation and file a Form 1099-B.

This discussion does not address any state, local or foreign tax considerations and is limited to material federal income tax considerations. You are urged and advised to consult your own tax advisors as to the federal, state, local, foreign and other tax consequences of an investment in an Acquiring Fund in light of your individual circumstances, including the applicability and effect of possible changes in any applicable tax laws. This discussion is intended to be only a summary of some important federal income tax considerations that may affect your investment in an Acquiring Fund and should not be considered to be tax advice. There can be no assurance that the IRS will concur on all or any of the issues discussed above. More information regarding these considerations is included in the SAI relating to this Joint Proxy Statement/Prospectus for the Acquiring Fund corresponding to your Target Fund.

INFORMATION ON SHAREHOLDERS’ RIGHTS

The following is a comparison of certain important provisions of the governing instruments and governing laws of the Funds, but is not a complete description. Further information about the Target Funds’ governance structure is contained in their respective SAIs and governing documents, which are on file with the SEC. Further information about the Acquiring Funds’ governance structure is contained in the SAIs related to each Acquiring Fund and each Acquiring Fund’s governing documents, which are on file with the SEC.

Organization and Governing Law. The Funds are open-end, management investment companies. SunAmerica Specialty Series is a Delaware statutory trust. SunAmerica Senior Floating Rate Fund, Inc. and SunAmerica Series, Inc. are Maryland corporations. SunAmerica Income Funds is a Massachusetts business trust. Touchstone Funds Group Trust is a Delaware statutory trust. The Target Funds consist of series of SunAmerica Income Funds, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Specialty Series, and SunAmerica Series, Inc., and the Acquiring Funds are series of Touchstone Funds Group Trust. A Fund organized as a Massachusetts business trust is governed by the trust’s declaration of trust and by-laws or similar instruments. The power and authority to manage the Fund and its affairs reside with the trustees, and shareholder rights are generally limited to those provided to the shareholders in the declaration of trust or similar instrument, rather than by statute. A Fund organized as a Maryland corporation is governed both by the Maryland General Corporation Law (the “MGCL”) and its charter and bylaws. For a Maryland corporation, unlike a Massachusetts business trust, the MGCL prescribes many aspects of corporate governance. A Fund organized as a Delaware statutory trust is governed by Delaware law and the trust’s declaration of trust and by-laws or similar instruments. The Funds are also governed by applicable federal law. Each Fund and its business and affairs are managed under the supervision of its Board.

	SunAmerica Income Funds	SunAmerica Series, Inc.	SunAmerica Specialty Series	SunAmerica Senior Floating Rate Fund, Inc.	Touchstone Funds Group Trust
Form of Organization:	Massachusetts business trust	Maryland corporation	Delaware statutory trust	Maryland corporation	Delaware statutory trust
Preemptive Rights:	None, except as the Trustees may determine with respect to a series or class of shares	None	None	None	None
Conversion Rights:

Each class of Shares will be exchangeable only into the same class of shares of any other fund or other funds in the SunAmerica Family of mutual funds that offers that class.

Class B shares convert automatically to Class A shares on the first business day of the month eight years after the purchase of such Class B shares.

Class C shares convert automatically to Class A shares on the 19th day (or next business day following the 19th) of the month ten years after the purchase of such Class C shares.

Each class of Shares will be exchangeable only into the same class of shares of any other fund of the Corporation or other AIG funds that offers that class.

Class B shares convert automatically to Class A shares on the first business day of the month eight years after the purchase of such Class B shares.

Class C shares convert automatically to Class A shares on the 19th day (or next business day following the 19th) of the month ten years after the purchase of such Class C shares.

The Trustees may create one or more statutory trusts to which all or any part of the assets, liabilities, profits, or losses of the Trust or any Series or Class thereof may be transferred and may provide for the conversion of Shares in the Trust or any Series or Class thereof into beneficial interests in any such newly created trust or trusts or any series of classes thereof.

Each class of shares will be exchangeable only into the same class of shares of any of the other AIG funds.

Class C shares convert automatically to Class A shares on the 19th day (or next business day following the 19th) of the month ten years after the purchase of such Class C shares.

Class A shares will be exchangeable only into Class A shares of any other AIG funds.

Class C shares convert automatically to Class A shares on the 19th day (or next business day following the 19th) of the month ten years after the purchase of such Class C shares.

The different series shall be established and designated, and the variations in relative rights and preferences as between the different series shall be fixed and determined, by the Board.

	SunAmerica Income Funds	SunAmerica Series, Inc.	SunAmerica Specialty Series	SunAmerica Senior Floating Rate Fund, Inc.	Touchstone Funds Group Trust
Annual Meetings:	The Trustees may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust or otherwise.	The Corporation is not required to hold an annual meeting of its stockholders in any year in which the election of directors is not required to be acted upon under the Investment Company Act of 1940.	There shall be no annual Shareholders’ meetings except as required by law.	The Corporation is not required to hold an annual meeting in any year in which the election of directors is not required by the Investment Company Act of 1940.	The Funds are not required to hold annual shareholder meetings under their declaration of trust and bylaws.
Right to Call Shareholder Meetings:

Meetings of Shareholders of the Trust, as a whole or by series or class, shall be held whenever called by a majority of the Trustees or the President of the Trust and as a whole whenever election of a Trustee or Trustees by Shareholders is required by the provisions of Section 16 of the 1940 Act for that purpose. Meetings of Shareholders, as a whole or by series or class, as the case may be, shall also be called by the Secretary upon the written request, which request shall state the purpose or purposes of such meeting and the matters proposed to be acted on thereat, of the holders of Shares entitled to vote not less than twenty five percent (25%) of all the votes entitled to be cast at such meeting, provided, however, that pursuant to Section 16(c) of the 1940 Act, that a meeting requested exclusively for the stated purpose of removing a Trustee shall be called by the Secretary upon the written request of the holders of Shares entitled to vote not less than ten percent (10%) of all the votes entitled to be cast at such meeting as to the matter be acted on thereat.

Shareholders requesting the meeting will be required to pay the reasonable costs of preparing and mailing the notice of the meeting.

		At any time in the interval between annual meetings, a special meeting of stockholders may be called by the Chairman of the Board or the President or by a majority of the Board of Directors by vote at a meeting or in writing (addressed to the Secretary of the Corporation) with or without a meeting. Special meetings of the stockholders shall be called as may be required by law. Also, a stockholders meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Corporation.	Special meetings of the Shareholders of the Trust or of any Series or Class may be called at any time by the Trustees or by the President or the Secretary for the purpose of taking action upon any matter requiring the vote or authority of the Shareholders of the Trust or of any Series or Class as provided in the By-Laws or provided in the Declaration of Trust or upon any other matter as to which such vote or authority is deemed by the Trustees or the President to be necessary or desirable. Meetings of the Shareholders of the Trust or of any Series or Class may be called for any purpose deemed necessary or desirable upon the written request of the Shareholders holding at least ten percent (10%) of the outstanding Shares of the Trust entitled to vote at such meeting, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the Shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such Shareholders.	At any time in the interval between annual meetings, special meetings of the shareholders may be called by the Chairman of the Board of Directors, any Vice Chairman of the Board of Directors, by the President of the Corporation, or by a majority of the Board of Directors. Special meetings of shareholders shall be called by the Secretary upon the written request of the shareholders holding not less than a majority of all the votes entitled to be cast at a meeting. This request must state the purpose or purposes of such meeting and the matters proposed to be acted on at the meeting. The Secretary shall inform such shareholders of the reasonably estimated cost of preparing and mailing notice of the meeting, and on payment to the Corporation of those costs, the Secretary will give notice stating the purpose or purposes of the meeting. No special meeting need be called on the request of the shareholders holding less than a majority of all the votes entitled to be cast at the meeting to consider any matter that is substantially the same as a matter voted on at any meeting of the shareholders held during the preceding twelve months.

Meetings of the shareholders may be called by the trustees for the purpose of electing trustees and for such other purposes as may be prescribed by law, by the declaration of trust or by the by-laws.

A meeting of the shareholders may be called at any time by the Board or by the Chair of the Board or by the President.

	SunAmerica Income Funds	SunAmerica Series, Inc.	SunAmerica Specialty Series	SunAmerica Senior Floating Rate Fund, Inc.	Touchstone Funds Group Trust
Notice of Meetings:	Written or printed notice of every Shareholders’ meeting stating the place, date and purpose or purposes thereof, shall be given by the Secretary not less than seven (7) nor more than ninety (90) days before such meeting to each Shareholder entitled to vote at such meeting.	Not less than ten nor more than 90 days before each stockholders’ meeting, the Secretary shall give written notice of the meeting to each stockholder entitled to vote at the meeting and each other stockholder entitled to notice of the meeting. The notice shall state the time and place of the meeting and, if the meeting is a special meeting or notice of the purpose is required by statute, the purpose of the meeting. Notice is given to a stockholder when it is personally delivered to him, left at his residence or usual place of business, or mailed to him at his address as it appears on the records of the Corporation.	All notices of Shareholder meetings shall be sent or otherwise given to Shareholders not less than ten (10) nor more than ninety (90) days before the date of the meeting. The notice shall specify (i) the place, date and hour of the meeting, and (ii) the general nature of the business to be transacted. Notice of any meeting of Shareholders shall be (i) given either by hand delivery, first-class mail, telegraphic or other written or electronic communication, charges prepaid, and (ii) addressed to the Shareholder at the address of that Shareholder appearing on the books of the Trust or its transfer agent or given by the Shareholder to the Trust for the purpose of notice.	Not less than ten nor more than ninety days before the date of each shareholders’ meeting, the Secretary shall give to each shareholder entitled to vote at the meeting, and to each shareholder not entitled to vote who is entitled by statute to notice, written or printed notice stating the time and place of the meeting and, in the case of a special meeting, the purpose or purposes for which the meeting is called, either by mail or by presenting it to him or her personally or by leaving it at his or her residence or usual place of business.	Written notice of any meeting of shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven days, but not more than 75 days, before such meeting, postage prepaid, stating the time and place of the meeting, to each shareholder at the shareholder’s address as it appears on the records of the Trust.

	SunAmerica Income Funds	SunAmerica Series, Inc.	SunAmerica Specialty Series	SunAmerica Senior Floating Rate Fund, Inc.	Touchstone Funds Group Trust
Record Date for Meetings:	The Trustees may fix in advance a date as the record date for the purpose of determining Shareholders entitled to notice of, or to vote at, any meeting of Shareholders, not more than ninety (90) days, and not less than ten (10) days prior to the meeting date.	The Board of Directors may set a record date or direct that the stock transfer books be closed for a stated period for the purpose of making any proper determination with respect to stockholders, including which stockholders are entitled to notice of a meeting, vote at a meeting, receive a dividend, or be allotted other rights. The record date may not be prior to the close of business on the day the record date is fixed nor more than 90 days before the date on which the action requiring the determination will be taken; the transfer books may not be closed for a period longer than twenty days; and, in the case of a meeting of stockholders, the record date or the closing of the transfer books shall be at least ten days before the date of the meeting.

For purposes of determining the Shareholders entitled to vote or act at any meeting or adjournment or postponement thereof, the Trustees may fix in advance a record date which shall not be more than ninety (90) days nor less than ten (10) days before the date of any such meeting.

Without fixing a record date for a meeting, the Trustees may for voting and notice purposes close the register or transfer books for one or more Series (or Classes) for all or any part of the period between the earliest date on which a record date for such meeting could be set in accordance herewith and the date of such meeting.

				The Board of Directors may set a record date or direct that the stock transfer books be closed for a stated period for the purpose of making any proper determination with respect to shareholders, including which shareholders are entitled to notice of a meeting, vote at a meeting, receive a dividend or be allotted other rights. The record date may not be more than ninety (90) days before the date on which the action requiring the determination will be taken. The transfer books may not be closed for a period longer than twenty (20) days. In the case of a meeting of shareholders, the record date or the closing of the stock transfer books shall be at least ten (10) days and not more than ninety (90) days before the date of the meeting.	The Board may fix in advance a record date at least seven days, but not more than 90 days, before the date of any such meeting.

	SunAmerica Income Funds	SunAmerica Series, Inc.	SunAmerica Specialty Series	SunAmerica Senior Floating Rate Fund, Inc.	Touchstone Funds Group Trust
Quorum for Meetings and Adjournments:	Except as otherwise provided by law, by the Declaration or by these By-Laws, at all meetings of Shareholders the holders of a majority of the Shares issued and outstanding and entitled to vote thereat, present in person or represented by proxy, shall be requisite and shall constitute a quorum for the transaction of business. Any meeting of Shareholders may, by motion of the person presiding thereat, be adjourned with respect to one or more matters to be considered at such meeting, whether or not a quorum is present with respect to such matters, to a designated time and place, when such adjournment is approved by the vote of the holders of a majority of the Shares entitled to vote on the matter or matters to be adjourned, present in person or represented by proxy and voting on the adjournment. Unless a proxy is otherwise limited in this regard, any Shares present and entitled to vote at a meeting that are represented by broker non-votes, may, at the discretion of the proxies named therein, be voted in favor of such an adjournment. No notice of the adjournment need be given where the date, time and place of the meeting were announced at the time of the adjournment.	Unless a statute or the Charter provides otherwise, at a meeting of stockholders the presence in person or by proxy of stockholders entitled to cast a majority of all the votes entitled to be cast at the meeting constitutes a quorum, and a majority of all the votes cast at a meeting at which a quorum is present is sufficient to approve any matter which properly comes before the meeting, except that a plurality of all the votes cast at a meeting at which a quorum is present is sufficient to elect a director. Whether or not a quorum is present, a meeting of stockholders convened on the date for which it was called may be adjourned from time to time without further notice by a majority vote of the stockholders present in person or by proxy to a date not more than 120 days after the original record date. Any business which might have been transacted at the meeting as originally notified may be deferred and transacted at any such adjourned meeting at which a quorum shall be present.	Except when a larger quorum is required by applicable law, by the By-Laws or by the Declaration of Trust, twenty percent (20%) of the Shares entitled to vote shall constitute a quorum at a Shareholders’ meeting. When any one or more Series (or Classes) is to vote as a single Class separate from any other Shares, twenty percent (20%) of the Shares of each such Series (or Class) entitled to vote shall constitute a quorum at a Shareholders’ meeting of that Series (or Class). Any meeting of Shareholders, whether or not a quorum is present, may be adjourned from time to time by the vote of the majority of the Shares represented at that meeting, either in person or by proxy.	At any meeting of shareholders, the presence in person or by proxy of shareholders entitled to cast a majority of the votes entitled to be cast at the meeting shall constitute a quorum; except that where the holders of any class of shares are entitled to vote as a separate class (such class being referred to as a “Separate Class”) or where holders of two or more (but not all) classes of shares are required to vote as a single class (such classes being referred to as a “Combined Class”), the presence in person or by proxy of the holders of a majority of the shares of that Separate Class or Combined Class, as the case may be, entitled to vote shall constitute a quorum for such vote; but this shall not affect any requirement under any statute or under the Charter for the vote necessary for the adoption of any measure. If, however, a quorum shall not be present or represented by proxy at any meeting of the shareholders, a majority of those votes present in person or represented by proxy, shall have power to adjourn the meeting from time to time, without notice other than announcement at the meeting, until a quorum shall be present or represented.	Except when a larger quorum is required by applicable law, by the by-laws or by the declaration of trust, 40% of the shares entitled to vote shall constitute a quorum at a shareholders’ meeting.

	SunAmerica Income Funds	SunAmerica Series, Inc.	SunAmerica Specialty Series	SunAmerica Senior Floating Rate Fund, Inc.	Touchstone Funds Group Trust
Shareholder Votes Required for Approval of Matters at Meetings:	Except as otherwise provided by law, by the Declaration of Trust, or by the By-Laws, at each meeting of Shareholders at which a quorum is present, all matters shall be decided by a majority of shares represented in person or by proxy and entitled to vote, or, of so required, a 1940 Act Majority Vote.	Unless a statute or the Charter provides otherwise, a majority of all the votes cast at a meeting at which a quorum is present is sufficient to approve any matter which properly comes before the meeting.	Except when a larger vote is required by any provision of the Declaration of Trust or the By-Laws or by applicable law, when a quorum is present at any meeting, a majority of the Shares voted shall decide any questions and a plurality of the Shares voted shall elect a Trustee, provided that where any provision of law or of the Declaration of Trust requires that the holders of any Series shall vote as a Series (or that holders of a Class shall vote as a Class), then a majority of the Shares of that Series (or Class) voted on the matter (or a plurality with respect to the election of a Trustee) shall decide that matter insofar as that Series (or Class) is concerned.	A majority of the votes cast at a meeting of shareholders, duly called and at which a quorum is present, shall be sufficient to take or authorize action on any matter which may properly come before the meeting, unless more than a majority of the votes cast is required by statute or by the Charter.	When a quorum is present at any meeting, a majority of the shares voted shall decide any questions, except when a larger vote is required by any provision of this declaration of trust or the by-laws or by applicable law.
Vote Required for Election of Trustees/Directors:

Except as provided in the Declaration and subject to Section 16(a) of the 1940 Act, Trustees need not be elected by Shareholders, and the Trustees may elect and appoint their own successors and Trustees to fill vacancies.

When Trustees are to be elected by shareholders, a majority of shares represented in person or by proxy and entitled to vote is required.

		A plurality of all the votes cast at a meeting at which a quorum is present is sufficient to elect a director.	Except when a larger vote is required by any provision of the Declaration of Trust or the By-Laws or by applicable law, when a quorum is present at any meeting, a plurality of the Shares voted shall elect a Trustee, provided that where any provision of law or of the Declaration of Trust requires that the holders of any Series shall vote as a Series (or that holders of a Class shall vote as a Class), then a plurality shall decide that matter insofar as that Series (or Class) is concerned.	A plurality of all the votes cast at a meeting at which a quorum is present is sufficient to elect a director.	When a quorum is present at any meeting, a plurality of the shares voted shall elect a Trustee, except when a larger vote is required by any provision of this declaration of trust or the by-laws or by applicable law.

	SunAmerica Income Funds	SunAmerica Series, Inc.	SunAmerica Specialty Series	SunAmerica Senior Floating Rate Fund, Inc.	Touchstone Funds Group Trust
Votes Required for Approval of Reorganization:	The Trust or any series of the Trust may merge or consolidate with any other corporation, association, trust or other organization (including, with respect to a series, another series of the Trust) or may sell, lease or exchange all or substantially all of the Trust Property or the Trust Property belong to such series, upon such terms and conditions and for such consideration when and as authorized by the vote of a majority of shares represented in person or by proxy and entitled to vote, or, if so required, a 1940 Act Majority Vote of the Trust, or such series as the case may be.	Under Maryland law and the Charter, the Corporation can generally effect a reorganization of one or more series by the transfer of assets of such series or a reorganization of the entire Corporation by merger or transfer of assets upon the approval of the Board of Directors and without any stockholder action, unless stockholder approval is required under the 1940 Act.	The Trustees may, without Shareholder approval, unless such approval is required by applicable law: (i) cause the Trust to merge or consolidate with or into one or more trusts (or series thereof to the extent permitted by law), partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume the Trust’s registration under the 1940 Act and that is formed, organized, or existing under the laws of the United States or of a state, commonwealth, possession or territory of the United States, unless otherwise permitted under the 1940 Act; (ii) cause any one or more Series (or Classes) of the Trust to merge or consolidate with or into any one or more other Series (or Classes) of the Trust, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations; (iii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law or (iv) cause the Trust to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction.

Under Maryland law and the Charter, the Corporation can generally effect a reorganization of one more series by the transfer of assets of such series or a reorganization of the entire Corporation by merger or transfer of assets upon the approval of the Board of Directors and without any stockholder action, unless stockholder approval is required under the 1940 Act.

The Charter requires the affirmative vote of at least three-fourths of the shares of capital stock of the Corporation outstanding and entitled to vote on the matter to approve a merger, consolidation, or certain other extraordinary corporate transactions.

However, the foregoing stockholder approval requirement does not apply with respect to any such transaction if the transaction is approved by the vote of three-fourths of the Directors who do not have an interest in the transaction (“Continuing Directors”), including a majority of the Continuing Directors who are not “interested persons” of the Corporation, as that term is defined in the 1940 Act.

The trustees may cause the Trust, its series, or its shares to be merged into, consolidated with, converted into, or exchanged with beneficial interests in another trust or company, as authorized by the vote of a majority of the outstanding Shares so affected.

Notwithstanding the  above, any Series created on or after August 14, 1998 may (1) consolidate or merge with one or more other trusts, partnerships, associations or corporations, including any series or class thereof, or (2) transfer a substantial portion of its assets to one or more other trusts, partnerships, associations or corporations, including any series or class thereof, without the approval of shareholders of such series if the transaction is authorized by vote of a majority of the trustees.

	SunAmerica Income Funds	SunAmerica Series, Inc.	SunAmerica Specialty Series	SunAmerica Senior Floating Rate Fund, Inc.	Touchstone Funds Group Trust
Removal of Directors/Trustees:	Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than three) with cause, by action of two thirds of the remaining Trustees or by the action of the Shareholders of record of not less than two-thirds of the Shares outstanding.	The stockholders may remove any director, with or without cause, by the affirmative vote of a majority of all the votes entitled to be cast generally for the election of directors.	Any Trustee may be removed (a) with or without cause at any meeting of Shareholders by a vote of two-thirds of the Outstanding Shares of the Trust, or (b) with or without cause at any time by written instrument signed by at least two-thirds of the remaining Trustees, specifying the date when such removal shall become effective.	A director may be removed only with cause, and any such removal may be made only by the vote of three-fourths (75%) of the shares of capital stock of the Corporation outstanding and entitled to vote on the matter.	Any trustee may be removed by a vote of two-thirds of the outstanding shares of the Trust.
Personal Liability of Directors / Trustees, Officers and Shareholders:	No Shareholder, as such, shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust.	No director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that this provision shall not be construed to protect any director or officer against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.	A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee under the Declaration of Trust. No Shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any Series or Class.	To the fullest extent permitted by the General Laws of the State of Maryland, subject to the requirements of the 1940 Act, no director or officer of the Corporation shall be personally liable to the Corporation or its security holders for money damages.

The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment advisor or principal underwriter of the Trust, nor shall any trustee be responsible for the act or omission of any other trustee.

All persons who have extended credit which has been allocated to a particular series, or who have a claim or contract which has been allocated to any particular series, shall look, and shall be required by contract to look exclusively, to the assets of that particular series for payment of such credit, claim, or contract.

	SunAmerica Income Funds	SunAmerica Series, Inc.	SunAmerica Specialty Series	SunAmerica Senior Floating Rate Fund, Inc.	Touchstone Funds Group Trust
Indemnification of Directors / Trustees	The Trust shall indemnify every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved or is threatened to become involved as a party or otherwise by virtue of his being or having been such a Covered Person and against amounts paid or incurred by him in settlement thereof.	To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity. The rights to indemnification and advance of expenses provided by the charter of the Corporation and the Bylaws shall vest immediately upon election of a director or officer. The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to an individual who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation.	Every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; No indemnification shall be provided under the Declaration of Trust to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust

To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity.

The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to an individual who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the Investment Company Act of 1940, as amended.

The Trust out of its assets shall indemnify and hold harmless each and every trustee from and against any and all claims and demands whatsoever arising out of or related to their duties as trustees, except with respect to liability to the Trust or any shareholder to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

	SunAmerica Income Funds	SunAmerica Series, Inc.	SunAmerica Specialty Series	SunAmerica Senior Floating Rate Fund, Inc.	Touchstone Funds Group Trust
Rights of Inspection:	Shareholders shall have such rights and procedures of inspection of the books and records of the Trust as are granted to Shareholders under the Massachusetts Business Corporation Law.	Stockholders may inspect the books and records of the Corporation only to the extent provided, and subject to the procedures, under the MGCL.	The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any Series shall be open to the inspection of the Shareholders; and no Shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Trustees or by resolution of the Shareholders. The original or a copy of the Declaration of Trust and of each restatement and/or amendment hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder.	Stockholders may inspect the books and records of the Corporation only to the extent provided, and subject to the procedures, under the Maryland General Corporation Law.	The declaration of trust and by-laws, as amended and/or restated, minutes, and accounting books shall be open to inspection by shareholders during usual business hours of the Trust for a purpose reasonably related to the holder’s interests as a shareholder or as the holder of a voting trust certificate.

	SunAmerica Income Funds	SunAmerica Series, Inc.	SunAmerica Specialty Series	SunAmerica Senior Floating Rate Fund, Inc.	Touchstone Funds Group Trust
Number of Authorized Shares; Par Value:	The Trustees have the authority to issue an unlimited number of shares of beneficial interest of separate series, par value $.01 per share, of the Trust.	The Corporation has the authority to issue three billion shares of common stock, par value $.0001 per share. The Board of Directors may increase the number of shares that the Corporation has authority to issue and may classify and reclassify any of the unissued shares of stock into one or more classes or series.	Trustees shall have full power and authority, in their sole discretion, and without obtaining any authorization or vote of the shareholders of any Series or Class thereof to issue shares without limitation as to number.	The total number of shares of capital stock which the Corporation shall have authority to issue is one billion (1,000,000,000) shares of capital stock, of the par value of $0.01 per share.	Unlimited; $0.01 par value per Share.

	SunAmerica Income Funds	SunAmerica Series, Inc.	SunAmerica Specialty Series	SunAmerica Senior Floating Rate Fund, Inc.	Touchstone Funds Group Trust
Number of Votes:	Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote.	Each outstanding share of stock is entitled to one vote on each matter submitted to a vote at a meeting of stockholders.	Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote.	At all meetings of shareholders, every shareholder of record entitled to vote at that meeting shall have one vote for each share of stock standing in his or her name on the Corporation’s books.	Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of trustees.
Amendment of Governing Instruments:

The By-Laws may be amended, altered, or repealed, or new By-Laws may be adopted, (a) by a Majority Shareholder Vote, or (b) by the Trustees; provided, however, that no such amendment, adoption or repeal requires, pursuant to law, the Declaration or the By-Laws, a vote of the Shareholders. The Declaration may be amended by vote of the Shareholders. The Trustees may also amend the Declaration without the vote or consent of Shareholders to change the name of the Trust, to supply any omission, to cure, correct or supplement any ambiguous, defective or inconsistent provision thereof, or if they deem it necessary or desirable to conform the Declaration to the requirements of applicable federal or state laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code, but the Trustees shall not be liable for failing so to do.

No amendment is permitted that would impair the exemption from personal liability of the shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon shareholders.

The Charter may be amended by a majority of the entire Board of Directors and without stockholder action, unless stockholder approval is required by the 1940 Act.

The By-Laws may generally be altered or repealed and new by-laws may be adopted at any annual meeting of the stockholders, or at any special meeting called for that purpose, and the Board of Directors shall have the power, at any regular or special meeting thereof, to make and adopt new by-laws, or to amend, alter or repeal any of the By-Laws of the Corporation.

Except as otherwise provided by applicable law or by the Declaration of Trust, the By-Laws may be restated, amended, supplemented or repealed by a majority vote of the Trustees, provided that no restatement, amendment, supplement or repeal thereof shall limit the rights to indemnification or insurance provided in Article VII of the Bylaws with respect to any acts or omissions of Trustees, officers or agents of the Trust prior to such amendment. The Trustees may, without Shareholder vote, restate, amend, or otherwise supplement the Declaration of Trust, except for the fact that Shareholders shall have the right to vote on: (i) any amendment that would affect their right to vote granted in Article V, Section 1 of the Declaration of Trust; (ii) any amendment to Section 5 of Article VIII of the Declaration of Trust; (iii) any amendment that may require their vote under applicable law or by the Trust’s Registration Statement, as filed with the Commission; and (iv) any amendment submitted to them for their vote by the Trustees.

Under the Maryland General Corporation Law, the Charter may be amended by a majority of the entire Board of Directors and without stockholder action, unless stockholder approval is required by the 1940 Act.

The Board of Directors, by vote of a majority of all of its members, shall have the power, at any regular meeting or at any special meeting if notice of the matter is included in the notice of the special meeting, to alter, amend or repeal any By-Laws of the Corporation and to adopt new By-Laws.

The declaration of trust may be restated and/or amended at any time by an instrument in writing signed by a majority of the then trustees and, if required, by approval of such amendment by shareholders.

The by-laws may be amended or repealed by a majority of the trustees to the extent that the by-laws do not reserve that right to the shareholders.

(1)	Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action.
(2)	Such rights to indemnification are not exclusive and do not affect any other rights the Trustee or officer may have, by contract or otherwise by law, including under any liability insurance policy. There is no statutory exclusion under Massachusetts law from liabilities for shareholders of a Massachusetts business trust. Therefore, under certain circumstances, shareholders of a Massachusetts business trust may be deemed liable for the obligations of the trust. However, the Declaration of Trust of SunAmerica Income Funds provides that the Trust will indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of his being or having been a shareholder, and shall reimburse such shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability; provided that shareholders of a particular series who are subject to claims or liabilities solely by reason of their status as shareholders of that series shall be limited to the assets of that series for recovery of any loss and related expenses.

Shares. When issued and paid for in accordance with the applicable Acquiring Fund’s prospectus, shares of the Funds are fully paid and nonassessable, having no preemptive or subscription rights. Each share of a Fund represents an equal interest in such Fund, although the fees and expenses relating to each class may vary. Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are authorized and declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash or in additional Fund shares or in a combination thereof. In any liquidation of a Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Series and Classes. The Charter or Declaration of Trust of the applicable Registrant, and the Declaration of Trust of the Acquiring Trust give broad authority to the Directors/Trustees, as the case may be, to establish series and classes in addition to those currently established and to determine the rights and preferences, conversion rights, voting powers, restrictions, limitations, qualifications or terms or conditions of redemptions of the shares of the series and classes.

Right to Vote. The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of Directors/Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution (under certain circumstances), and amendments to fundamental policies, objectives, or restrictions. Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their governing instruments and applicable state law. For matters on which shareholders of a Fund do not have a right to vote, the Board of the Fund may nonetheless determine to submit the matter to shareholders for approval. Certain votes required by the 1940 Act must be approved by the “vote of a majority of the outstanding shares.” The phrase “vote of a majority of the outstanding shares” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Submission of Shareholder Proposals. Applicable state law does not require the Registrants to hold regular, annual shareholder meetings. Generally, there will be no shareholder meetings unless necessitated by the 1940 Act. Shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to the Secretary of their Target Fund’s Registrant at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the applicable Fund within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

The Acquiring Funds do not have provisions in their respective governing instruments requiring that a shareholder provide notice to the applicable Fund in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to the Funds, require that certain conditions be met to present any proposals at shareholder meetings.

VOTING INFORMATION CONCERNING THE SPECIAL MEETING

Proxies are being solicited by each Target Funds Board on behalf of its respective Target Fund(s). The proxies will be voted at the Special Meeting of the Target Funds. The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Touchstone Advisors and SunAmerica and/or their respective affiliates.

AST Fund Solutions, LLC (the “Solicitor”) has been engaged to assist in the solicitation of proxies for the Special Meeting. Solicitor’s fees and the cost of printing and mailing proxy materials are expected to be approximately $4.5 million. Proxies are expected to be solicited principally by mail, but the Target Funds or the Solicitor may also solicit proxies by telephone, through the Internet or otherwise. Any telephonic solicitations will follow procedures reasonably designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholders after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. Although representatives of the Solicitor are permitted to answer questions about the voting process and may read any recommendation set forth in this Joint Proxy Statement/Prospectus, they are not permitted to recommend to shareholders how to vote. Proxies may also be solicited by officers, employees and agents of SunAmerica, Touchstone Advisors or their respective affiliates. Such solicitations may be by telephone, through the Internet or otherwise.

Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Any person conferring a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the applicable Registrant. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy by executing a superseding proxy or by submitting a written notice of revocation and voting in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on a properly executed proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the applicable Plan.

Target Fund shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or, if no instructions are provided, the shares will be voted in favor of the approval of the Target Fund’s Reorganization. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the applicable Reorganization.

The vote of the majority of the shareholders present in person or by proxy may approve one or more adjournments of the Special Meeting, in accordance with applicable law, to permit the further solicitation of proxies.

Required Votes and Quorum

The transactions contemplated by the Plans require the affirmative vote of the holders of a majority of the outstanding voting securities, as defined under the 1940 Act, for each Fund. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of all classes of the Target Fund present or represented by proxy at the Special Meeting, voting together as a single class, if holders of more than 50% of the outstanding shares of all classes, taken as a single class, are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of all classes of the Target Fund, voting together as a single class.

With respect to each of the AIG Senior Floating Rate Fund, the AIG Focused Dividend Strategy Fund and the AIG Select Dividend Growth Fund, the presence in person or by proxy of shareholders entitled to cast a majority of all the votes entitled to be cast at the Special Meeting constitutes a quorum. With respect to the AIG Focused Growth Fund, twenty percent (20%) of the shares entitled to vote shall constitute a quorum at the Special Meeting. With respect to the AIG U.S. Government Securities Fund, a quorum is a majority of the shares issued and outstanding and entitled to vote, present in person or represented by proxy.

Record Date and Outstanding Shares

Only shareholders of record of a Target Fund at the close of business on March 31, 2021 (previously defined as the “Record Date”) are entitled to notice of and to vote at the Special Meeting and at any postponement or adjournment thereof. Shareholders of each Target Fund on the Record Date are entitled to one vote per share and fractional votes for fractional shares on each matter submitted to vote at the Special Meeting. For each Target Fund, the number of shares outstanding and entitled to vote at the Special Meeting as of the close of business on the Record Date are set forth in Exhibit C to this Joint Proxy Statement/Prospectus.

Shareholder Information. Exhibit C to this Joint Proxy Statement/Prospectus lists the name, address, and percent ownership of each person who, as of the Record Date, to the knowledge of a Target Fund, owned 5% or more of the outstanding shares of a share class of the Target Fund or, to the knowledge of an Acquiring Fund that is an Operating Fund, owned 5% or more of the outstanding shares of a share class of the Acquiring Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

In addition to the investments and strategies described under “Summary” with respect to each Reorganization in this Joint Proxy Statement/Prospectus, the Funds may invest in other securities, use other strategies and engage in other investment practices. With respect to the Shell Fund, these permitted investments and strategies are described in detail in the SAI of the Shell Fund related to this Joint Proxy Statement/Prospectus, which is incorporated herein by reference. The SAIs for the Operating Funds described in this Joint Proxy Statement/Prospectus, which are incorporated herein by reference, describe the additional permitted investments and strategies of the Operating Funds. The SAIs for the Target Funds, which are incorporated herein by reference, describe the additional permitted investments and strategies of the Target Funds.

Investment Goals

Each Fund’s investment goal is described above under the “Summary” for each Reorganization. Each Acquiring Fund’s investment goal is non-fundamental, and may be changed by the Touchstone Funds Board without shareholder approval. Shareholders will be notified at least 60 days before any change takes effect. The investment goal of each of the Target Funds may be changed without shareholder approval.

Fundamental Investment Limitations

Each Fund has adopted certain fundamental investment limitations. A comparison of the fundamental investment limitations of each Target Fund to the fundamental investment limitations of the corresponding Acquiring Fund are attached as Exhibit B. Each Fund’s fundamental investment limitations cannot be changed without the consent of the holders of a majority of the outstanding shares of the Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

Other Investment Policies

In addition to the investments and strategies described in this Joint Proxy Statement/Prospectus, each Acquiring Fund also may invest in other securities, use other strategies and engage in other investment practices. These permitted investments and strategies are described in detail in the Acquiring Funds’ SAI.

Temporary Defensive Investments. The investments and strategies described throughout this Joint Proxy Statement/Prospectus are those that the Funds use under normal circumstances. During unusual economic or market conditions, or for temporary defensive purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements, and short-term obligations (i.e., fixed and variable rate securities and high quality debt securities of corporate and government issuers) that would not ordinarily be consistent with the Funds’ goals. This defensive investing may increase a Fund’s taxable income, and when a Fund is invested defensively, it may not achieve its investment goal. A Fund will do so only if the Fund’s sub-advisor believes that the risk of loss in using the Fund’s normal strategies and investments outweighs the opportunity for gains. Of course, there can be no guarantee that any Fund will achieve its investment goal.

Portfolio Composition. Certain of the Acquiring Funds have adopted a policy to invest, under normal circumstances, at least 80% of the value of their respective “assets” in certain types of investments suggested by their name (the “80% Policy”). For purposes of this 80% Policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. An Acquiring Fund must comply with its 80% Policy at the time the Acquiring Fund invests its assets. Accordingly, when an Acquiring Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings but would have to make any new investments in such a way as to comply with the 80% Policy.

The Touchstone Sands Capital Select Growth Fund has specified in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for a Fund at the time of purchase later falls outside the range, which is most likely to happen because of market fluctuation, the Fund may continue to hold the security if, in the sub-advisor’s judgment, the security remains otherwise consistent with the Fund’s investment goal and strategies. However, this change in market capitalization could affect the Fund’s flexibility in making new investments.

Other Investment Companies. The Acquiring Funds may invest in securities issued by other investment companies to the extent permitted by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC.

Lending of Portfolio Securities. Each Acquiring Fund may lend its portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Touchstone Funds Board, including a requirement that the Acquiring Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Advisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower. More information on securities lending is available in the SAI.

ReFlow Liquidity Program. The Acquiring Funds may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. In the event the Fund uses the ReFlow service, the Fund will pay a fee to ReFlow each time ReFlow purchases Acquiring Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Acquiring Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Acquiring Fund.

FINANCIAL STATEMENTS AND EXPERTS

The financial statements of the AIG Focused Growth Fund included in the October 31, 2020 SunAmerica Specialty Series Annual Report were audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as set forth in its report thereon and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of the AIG Focused Dividend Strategy Fund and AIG Select Dividend Growth Fund included in the October 31, 2020 SunAmerica Series, Inc. Annual Report were audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as set forth in its report thereon and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of the AIG Senior Floating Rate Fund included in the December 31, 2020 SunAmerica Senior Floating Rate Fund, Inc. Annual Report were audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as set forth in its report thereon and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of the AIG U.S. Government Securities Fund included in the March 31, 2020 SunAmerica Income Funds Annual Report were audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as set forth in its report thereon and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Touchstone Active Bond Fund, Touchstone Credit Opportunities Fund and Touchstone Sands Capital Select Growth Fund, in their respective annual reports dated September 30, 2020, were audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in its report thereon and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters in connection with the issuance of Acquiring Fund shares of series of Touchstone Funds Group Trust, a Delaware statutory trust, will be passed on by K&L Gates LLP.

ADDITIONAL INFORMATION

The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy materials, information statements and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., located at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

OTHER BUSINESS

Under Maryland law, the only matters that may be acted on at a special meeting of shareholders are those stated in the notice of the special meeting. Accordingly, other than procedural matters relating to the Reorganization proposals, no other business may properly come before the Special Meeting. Under the By-laws of the Target Funds, the power to adjourn or conclude the Special Meeting (whether or not a quorum is present) resides with the chairman of the Special Meeting. If, however, any procedural matter requiring a vote of shareholders should arise, the persons named as proxies will vote on such procedural matter in accordance with their discretion.

EACH TARGET FUNDS BOARD RECOMMENDS THAT SHAREHOLDERS OF EACH TARGET FUND APPROVE THE PLAN FOR THE RESPECTIVE TARGET FUND AND ANY PROPERLY EXECUTED BUT UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

TARGET FUND FINANCIAL HIGHLIGHTS

The financial highlights tables with respect to each Target Fund are intended to help you understand each Target Fund’s financial performance for the periods shown. The information below with respect to each Target Fund has been derived from the Target Funds’ financial statements for the fiscal years ended October 31, 2020, December 31, 2020 and March 31, 2020, as appropriate, which have been audited by PricewaterhouseCoopers LLP, the Target Funds’ independent registered public accounting firm, whose report, along with the Target Funds’ financial statements, are included in the annual report, which is available upon request. With respect to the AIG U.S. Government Securities Fund, the financial highlights tables below also include unaudited information for the semi-annual period ended September 30, 2020. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Target Fund’s shares (assuming reinvestment of all dividends and other distributions).

AIG Focused Dividend Strategy Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value at beginning of period	$17.17	$17.55	$18.81	$16.66	$17.61
Income (loss) from investment operations:
Net investment income (1)	0.55	0.50	0.47	0.45	0.51
Net realized and unrealized gains (losses) on investments	(2.42)	0.39	0.15	2.28	0.12
Total from investment operations	(1.87)	0.89	0.62	2.73	0.63
Distributions from:
Net investment income	(0.60)	(0.49)	(0.44)	(0.54)	(0.42)
Realized capital gains	(0.58)	(0.78)	(1.44)	(0.04)	(1.16)
Total distributions	(1.18)	(1.27)	(1.88)	(0.58)	(1.58)
Net asset value at end of period	$14.12	$17.17	$17.55	$18.81	$16.66
Total return(2)	(11.33)%	5.42%	3.03%	16.57%	4.38%
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,666,379	$2,381,987	$3,570,189	$4,598,192	$4,849,219
Ratio to average net assets:
Net expenses	1.09%	1.05%	1.04%	1.04%	1.05%
Gross expenses	1.09%	1.05%	1.04%	1.04%	1.05%
Net investment income	3.60%	2.90%	2.57%	2.52%	3.16%
Portfolio turnover rate	68%	37%	38%	45%	60%

(1)	The net investment income per share was based on average shares outstanding for the period
(2)	Total return does not reflect sales load

AIG Focused Dividend Strategy Fund — Class B

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value at beginning of period	$17.01	$17.40	$18.66	$16.55	$17.49
Income (loss) from investment operations:
Net investment income (1)	0.46	0.38	0.35	0.33	0.41
Net realized and unrealized gains (losses) on investments	(2.40)	0.39	0.15	2.25	0.13
Total from investment operations	(1.94)	0.77	0.50	2.58	0.54
Distributions from:
Net investment income	(0.50)	(0.38)	(0.32)	(0.43)	(0.32)
Realized capital gains	(0.58)	(0.78)	(1.44)	(0.04)	(1.16)
Total distributions	(1.08)	(1.16)	(1.76)	(0.47)	(1.48)
Net asset value at end of period	$13.99	$17.01	$17.40	$18.66	$16.55
Total return(2)	(11.93)%	4.72%	2.37%	15.73%	3.79%
Ratios and supplemental data:
Net assets at end of period (000’s)	$175,031	$303,543	$378,559	$424,998	$381,223
Ratio to average net assets:
Net expenses	1.75%	1.70%	1.69%	1.69%	1.70%
Gross expenses	1.75%	1.70%	1.69%	1.69%	1.70%
Net investment income	2.97%	2.26%	1.92%	1.85%	2.53%
Portfolio turnover rate	68%	37%	38%	45%	60%

(1)	The net investment income per share was based on average shares outstanding for the period
(2)	Total return is not annualized and does not reflect sales load but does include expense reimbursements

AIG Focused Dividend Strategy Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value at beginning of period	$17.00	$17.38	$18.65	$16.53	$17.48
Income (loss) from investment operations:
Net investment income (1)	0.47	0.38	0.35	0.33	0.40
Net realized and unrealized gains (losses) on investments	(2.40)	0.39	0.14	2.26	0.13
Total from investment operations	(1.93)	0.77	0.49	2.59	0.53
Distributions from:
Net investment income	(0.50)	(0.37)	(0.32)	(0.43)	(0.32)
Realized capital gains	(0.58)	(0.78)	(1.44)	(0.04)	(1.16)
Total distributions	(1.08)	(1.15)	(1.76)	(0.47)	(1.48)
Net asset value at end of period	$13.99	$17.00	$17.38	$18.65	$16.53
Total return(2)	(11.89)%	4.78%	2.31%	15.80%	3.75%
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,117,141	$2,421,728	$3,142,587	$3,682,928	$3,628,575
Ratio to average net assets:
Net expenses	1.74%	1.70%	1.69%	1.69%	1.70%
Gross expenses	1.74%	1.70%	1.69%	1.69%	1.70%
Net investment income	2.99%	2.27%	1.92%	1.87%	2.51%
Portfolio turnover rate	68%	37%	38%	45%	60%

(1)	The net investment income per share was based on average shares outstanding for the period
(2)	Total return is not annualized and does not reflect sales load but does include expense reimbursements

AIG Focused Dividend Strategy Fund — Class W

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value at beginning of period	$17.14	$17.52	$18.79	$16.65	$17.60
Income (loss) from investment operations:
Net investment income (1)	0.61	0.53	0.51	0.47	0.53
Net realized and unrealized gains (losses) on investments	(2.44)	0.39	0.15	2.29	0.14
Total from investment operations	(1.83)	0.92	0.66	2.76	0.67
Distributions from:
Net investment income	(0.63)	(0.52)	(0.49)	(0.58)	(0.46)
Realized capital gains	(0.58)	(0.78)	(1.44)	(0.04)	(1.16)
Total distributions	(1.21)	(1.30)	(1.93)	(0.62)	(1.62)
Net asset value at end of period	$14.10	$17.14	$17.52	$18.79	$16.65
Total return(2)	(11.11)%	5.66%	3.21%	16.80%	4.60%
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,691,794	$4,094,116	$5,289,972	$5,499,586	$3,523,472
Ratio to average net assets:
Net expenses	0.88%	0.85%	0.84%	0.84%	0.85%
Gross expenses	0.88%	0.85%	0.84%	0.84%	0.85%
Net investment income	3.83%	3.13%	2.77%	2.67%	3.30%
Portfolio turnover rate	68%	37%	38%	45%	60%

(1)	The net investment income per share was based on average shares outstanding for the period
(2)	Total return is not annualized and does not reflect sales load but does include expense reimbursements

AIG Focused Growth Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value at beginning of period	$25.48	$30.63	$31.64	$23.76	$26.85
Income (loss) from investment operations:
Net investment income (1)	(0.15)	(0.13)	(0.33)	(0.25)	(0.25)
Net realized and unrealized gains (losses) on investments	8.28	0.94	1.93	8.52	0.43
Total from investment operations	8.13	0.81	1.60	8.27	0.18
Distributions from:
Net investment income	---	---	---	---	---
Realized capital gains	(2.59)	(5.96)	(2.61)	(0.39)	(3.27)
Total distributions	(2.59)	(5.96)	(2.61)	(0.39)	(3.27)
Net asset value at end of period	$31.02	$25.48	$30.63	$31.64	$23.76
Total return(2)	35.20%	3.95%	5.41%	35.38%	0.75%
Ratios and supplemental data:
Net assets at end of period (000’s)	$539,061	$445,683	$493,051	$456,940	$369,683
Ratio to average net assets:
Net expenses	1.13%	1.16%	1.65%	1.66%	1.68%
Gross expenses	1.66%	1.67%	1.65%	1.66%	1.68%
Net investment income	(0.56)%	(0.50)%	(1.03)%	(0.93)%	(1.07)%
Portfolio turnover rate	53%	92%	94%	66%	29%

(1)	The net investment income per share was based on average shares outstanding for the period
(2)	Total return does not reflect sales load but does include expense reimbursements

AIG Focused Growth Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value at beginning of period	$23.62	$29.00	$30.27	$22.90	$26.15
Income (loss) from investment operations:
Net investment income (1)	(0.30)	(0.28)	(0.52)	(0.41)	(0.39)
Net realized and unrealized gains (losses) on investments	7.60	0.86	1.86	8.17	0.41
Total from investment operations	7.30	0.58	1.34	7.76	0.02
Distributions from:
Net investment income	---	---	---	---	---
Realized capital gains	(2.59)	(5.96)	(2.61)	(0.39)	(3.27)
Total distributions	(2.59)	(5.96)	(2.61)	(0.39)	(3.27)
Net asset value at end of period	$28.33	$23.62	$29.00	$30.27	$22.90
Total return(2)	34.37%	3.25%	4.74%	34.47%	0.09%
Ratios and supplemental data:
Net assets at end of period (000’s)	$48,423	$52,219	$68,173	$90,491	$81,943
Ratio to average net assets:
Net expenses	1.78%	1.81%	2.31%	2.32%	2.33%
Gross expenses	2.32%	2.33%	2.31%	2.32%	2.33%
Net investment income	(1.20)%	(1.15)%	(1.70)%	(1.59)%	(1.72)%
Portfolio turnover rate	53%	92%	94%	66%	29%

(1)	The net investment income per share was based on average shares outstanding for the period
(2)	Total return does not reflect sales load but does include expense reimbursements

AIG Focused Growth Fund — Class W

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value at beginning of period	$26.03	$31.11	$32.03	$24.00	$27.05
Income (loss) from investment operations:
Net investment income (1)	(0.09)	(0.08)	(0.27)	(0.20)	(0.21)
Net realized and unrealized gains (losses) on investments	8.48	0.96	1.96	8.62	0.43
Total from investment operations	8.39	0.88	1.69	8.42	0.22
Distributions from:
Net investment income	---	---	---	---	---
Realized capital gains	(2.59)	(5.96)	(2.61)	(0.39)	(3.27)
Total distributions	(2.59)	(5.96)	(2.61)	(0.39)	(3.27)
Net asset value at end of period	$31.83	$26.03	$31.11	$32.03	$24.00
Total return(2)	35.48%	4.14%	5.64%	35.65%	0.91%
Ratios and supplemental data:
Net assets at end of period (000’s)	$41,031	$47,508	$76,957	$45,470	$30,065
Ratio to average net assets:
Net expenses	0.93%	0.97%	1.45%	1.48%	1.51%
Gross expenses	1.47%	1.48%	1.45%	1.48%	1.51%
Net investment income	(0.33)%	(0.30)%	(0.83)%	(0.75)%	(0.86)%
Portfolio turnover rate	53%	92%	94%	66%	29%

(1)	The net investment income per share was based on average shares outstanding for the period
(2)	Total return does not reflect sales load but does include expense reimbursements

AIG Select Dividend Growth Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value at beginning of period	$14.75	$16.41	$16.95	$14.93	$15.68
Income (loss) from investment operations:
Net investment income (1)	0.34	0.33	0.23	0.25	0.24
Net realized and unrealized gains (losses) on investments	(0.87)	0.65	0.40	2.29	0.71
Total from investment operations	(0.53)	0.98	0.63	2.54	0.95
Distributions from:
Net investment income	(0.35)	(0.33)	(0.24)	(0.27)	(0.24)
Realized capital gains	---	(2.31)	(0.93)	(0.25)	(1.46)
Total distributions	(0.35)	(2.64)	(1.17)	(0.52)	(1.70)
Net asset value at end of period	$13.87	$14.75	$16.41	$16.95	$14.93
Total return(2)	(3.46)%	7.51%	3.54%	17.19%	7.20%
Ratios and supplemental data:
Net assets at end of period (000’s)	$25,449	$36,415	$36,825	$40,917	$39,422
Ratio to average net assets:
Net expenses	1.13%	1.16%	1.68%	1.63%	1.56%
Gross expenses	1.82%	1.71%	1.69%	1.63%	1.58%
Net investment income	2.37%	2.32%	1.34%	1.57%	1.65%
Portfolio turnover rate	47%	66%	77%	72%	69%

(1)	The net investment income per share was based on average shares outstanding for the period
(2)	Total return does not reflect sales load but does include expense reimbursements

AIG Select Dividend Growth Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value at beginning of period	$14.66	$16.33	$16.88	$14.88	$15.62
Income (loss) from investment operations:
Net investment income (1)	0.24	0.21	0.11	0.12	0.10
Net realized and unrealized gains (losses) on investments	(0.85)	0.67	0.39	2.29	0.74
Total from investment operations	(0.61)	0.88	0.50	2.41	0.84
Distributions from:
Net investment income	(0.25)	(0.24)	(0.12)	(0.16)	(0.12)
Realized capital gains	---	(2.31)	(0.93)	(0.25)	(1.46)
Total distributions	(0.25)	(2.55)	(1.05)	(0.41)	(1.58)
Net asset value at end of period	$13.80	$14.66	$16.33	$16.88	$14.88
Total return(2)	(4.08)%	6.84%	2.79%	16.34%	6.36%
Ratios and supplemental data:
Net assets at end of period (000’s)	$3,387	$4,906	$1,907	$1,746	$1,161
Ratio to average net assets:
Net expenses	1.78%	1.79%	2.37%	2.37%	2.37%
Gross expenses	2.71%	2.62%	2.84%	3.25%	3.01%
Net investment income	1.71%	1.56%	0.64%	0.79%	0.73%
Portfolio turnover rate	47%	66%	77%	72%	69%

(1)	The net investment income per share was based on average shares outstanding for the period
(2)	Total return does not reflect sales load but does include expense reimbursements

AIG Select Dividend Growth Fund — Class W

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value at beginning of period	$14.69	$16.36	$16.91	$14.89	$15.65
Income (loss) from investment operations:
Net investment income (1)	0.37	0.34	0.25	0.24	0.21
Net realized and unrealized gains (losses) on investments	(0.88)	0.67	0.40	2.32	0.75
Total from investment operations	(0.51)	1.01	0.65	2.56	0.96
Distributions from:
Net investment income	(0.38)	(0.37)	(0.27)	(0.29)	(0.26)
Realized capital gains	---	(2.31)	(0.93)	(0.25)	(1.46)
Total distributions	(0.38)	(2.68)	(1.20)	(0.54)	(1.72)
Net asset value at end of period	$13.80	$14.69	$16.36	$16.91	$14.89
Total return(2)	(3.33)%	7.76%	3.70%	17.37%	7.25%
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,183	$2,258	$1,151	$635	$241
Ratio to average net assets:
Net expenses	0.93%	0.95%	1.52%	1.52%	1.52%
Gross expenses	2.19%	2.14%	2.53%	3.70%	6.71%
Net investment income	2.60%	2.46%	1.46%	1.55%	1.56%
Portfolio turnover rate	47%	66%	77%	72%	69%

(1)	The net investment income per share was based on average shares outstanding for the period
(2)	Total return does not reflect sales load but does include expense reimbursements

AIG Senior Floating Rate Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value at beginning of period	$7.90	$7.71	$8.09	$8.06	$7.61
Income (loss) from investment operations:
Net investment income (1)	0.24	0.36	0.33	0.30	0.31
Net realized and unrealized gains (losses) on investments	(0.20)	0.21	(0.36)	0.03	0.44
Total from investment operations	0.04	0.57	(0.03)	0.33	0.75
Distributions from:
Net investment income	(0.19)	(0.38)	(0.35)	(0.30)	(0.30)
Realized capital gains	—	—	—	—	—
Return of capital	(0.03)
Total distributions	(0.22)	(0.38)	(0.35)	(0.30)	(0.30)
Net asset value at end of period	$7.72	$7.90	$7.71	$8.09	$8.06
Total return(2)	0.64%	7.49%	(0.41)%	4.14%	10.08%
Ratios and supplemental data:
Net assets at end of period (000’s)	$97,517	$95,402	$113,869	$93,346	$131,640
Ratio to average net assets:
Net expenses	1.02%	1.02%	1.22%	1.45%	1.45%
Gross expenses	1.92%	1.83%	1.86%	1.83%	1.78%
Net investment income	3.17%	4.59%	4.21%	3.69%	3.95%
Portfolio turnover rate	51%	34%	44%	68%	60%

(1)	The net investment income per share was based on average shares outstanding for the period
(2)	Total return is not annualized and does not reflect sales load but does include expense reimbursements

AIG Senior Floating Rate Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value at beginning of period	$7.89	$7.70	$8.09	$8.05	$7.60
Income (loss) from investment operations:
Net investment income (1)	0.23	0.34	0.31	0.28	$0.29
Net realized and unrealized gains (losses) on investments	(0.21)	0.20	(0.38)	0.03	$0.44
Total from investment operations	0.02	0.54	(0.07)	0.31	0.73
Distributions from:
Net investment income	(0.17)	(0.35)	(0.32)	(0.27)	$(0.28)
Realized capital gains	—	—	—	—	—
Return of capital	(0.02)
Total distributions	(0.19)	(0.35)	(0.32)	(0.27)	$(0.28)
Net asset value at end of period	$7.72	$7.89	$7.70	$8.09	$8.05
Total return(2)	0.38%	7.08%	(0.90)%	3.96%	9.76%
Ratios and supplemental data:
Net assets at end of period (000’s)	$36,783	$73,506	$95,038	$135,902	$155,688
Ratio to average net assets:
Net expenses	1.42%	1.42%	1.61%	1.75%	1.75%
Gross expenses	2.36%	2.23%	2.26%	2.23%	2.17%
Net investment income	2.92%	4.19%	3.77%	3.38%	3.68%
Portfolio turnover rate	51%	34%	44%	68%	60%

(1)	The net investment income per share was based on average shares outstanding for the period
(2)	Total return is not annualized and does not reflect sales load but does include expense reimbursements

AIG Senior Floating Rate Fund — Class W

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended December 31,			4/20/2017@-
	2020	2019	2018	12/31/2017
Net asset value at beginning of period	$7.92	$7.72	$8.11	$8.11
Income (loss) from investment operations:
Net investment income (1)	0.28	0.37	0.35	$0.25
Net realized and unrealized gains (losses) on investments	(0.21)	0.22	(0.37)	$(0.03)
Total from investment operations	0.07	0.59	(0.02)	0.22
Distributions from:
Net investment income	(0.21)	(0.39)	(0.37)	$(0.22)
Realized capital gains	—	—	—	—
Return of capital	(0.03)
Total distributions	(0.24)	(0.39)	(0.37)	$(0.22)
Net asset value at end of period	$7.75	$7.92	$7.72	$8.11
Total return(2)	0.99%	7.70%	(0.34)%	2.69%
Ratios and supplemental data:
Net assets at end of period (000’s)	$15,485	$36,715	$28,615	$19,790
Ratio to average net assets:
Net expenses	0.82%	0.82%	1.02%	1.25	%(3)
Gross expenses	1.76%	1.67%	1.71%	1.75	%(3)
Net investment income	3.57%	4.78%	4.43%	3.72	%(3)
Portfolio turnover rate	51%	34%	44%	68%

(1)	The net investment income per share was based on average shares outstanding for the period
(2)	Total return is not annualized and does not reflect sales load but does include expense reimbursements
(3)	Annualized

@ - Inception Date of Class

AIG U.S. Government Securities Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Period Ended
	9/30/20		Year Ended March 31,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value at beginning of period	$9.82		$9.04	$8.95	$9.15	$9.59	$9.73
Income (loss) from investment operations:
Net investment income (1)	0.04		0.12	0.13	0.09	0.09	0.08
Net realized and unrealized gains (losses) on investments	(0.03)		0.82	0.11	(0.13)	(0.37)	(0.05)
Total from investment operations	0.01		0.94	0.24	(0.04)	(0.28)	0.03
Distributions from:
Net investment income	(0.07)		(0.16)	(0.15)	(0.16)	(0.16)	(0.17)
Realized capital gains	---		---	---	---	---	---
Total distributions	(0.07)		(0.16)	(0.15)	(0.16)	(0.16)	(0.17)
Net asset value at end of period	$9.76		$9.82	$9.04	$8.95	$9.15	9.59
Total return(2)	0.10%		10.45%	2.71%	(0.46)%	(2.93)%	0.33%
Ratios and supplemental data:
Net assets at end of period (000’s)	$125,189		$126,770	$126,119	$138,599	$148,382	$156,468
Ratio to average net assets:
Net expenses	0.99	%(3)	0.99%	0.99%	0.99%	0.99%	0.99%
Gross expenses	1.40	%(3)	1.39%	1.36%	1.36%	1.34%	1.36%
Net investment income	0.75	%(3)	1.34%	1.49%	1.03%	0.91%	0.81%
Portfolio turnover rate	11%		40%	18%	29%	95%	36%

(1)	The net investment income per share was based on average shares outstanding for the period
(2)	Total return is not annualized and does not reflect sales load, but does include expense reimbursements
(3)	Annualized

AIG U.S. Government Securities Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Period Ended
	9/30/20		Year Ended March 31,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value at beginning of period	$9.81		$9.04	$8.95	$9.14	$9.59	$9.72
Income (loss) from investment operations:
Net investment income (1)	0.01		0.06	0.08	0.04	0.02	$0.01
Net realized and unrealized gains (losses) on investments	(0.03)		0.81	0.10	(0.13)	(0.37)	(0.03)
Total from investment operations	(0.02)		0.87	0.18	(0.09)	(0.35)	$(0.02)
Distributions from:
Net investment income	(0.04)		(0.10)	(0.09)	(0.10)	(0.10)	(0.11)
Realized capital gains	---		---	---	---	---	---
Total distributions	(0.04)		(0.10)	(0.09)	(0.10)	(0.10)	(0.11)
Net asset value at end of period	$9.75		$9.81	$9.04	$8.95	$9.14	$9.59
Total return(2)	(0.22)%		9.64%	2.05%	(1.00)%	(3.66)%	(0.22)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$11,769		$11,652	$7,507	$7,637	$19,592	$31,665
Ratio to average net assets:
Net expenses	1.64	%(3)	1.64%	1.64%	1.64%	1.64%	1.64%
Gross expenses	2.26	%(3)	2.31%	2.23%	2.10%	2.04%	2.03%
Net investment income	0.11	%(3)	0.69%	0.84%	0.38%	0.26%	0.16%
Portfolio turnover rate	11%		40%	18%	29%	95%	36%

(1)	The net investment income per share was based on average shares outstanding for the period
(2)	Total return is not annualized and does not reflect sales load, but does include expense reimbursements
(3)	Annualized

ACQUIRING FUND FINANCIAL HIGHLIGHTS

The financial highlights tables with respect to each Touchstone Fund are intended to help you understand each Fund’s financial performance for the past five years, or if shorter, the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. The financial highlights for each Fund for the fiscal periods ended September 30, 2020, 2019, 2018, 2017 and 2016 were audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements and related notes, is included in the Funds’ 2020 annual report. Effective September 30, 2019, Credit Opportunities Fund changed its fiscal year end from June 30 to September 30. You can obtain the Acquiring Funds’ most recent annual report at no charge by calling 1.800.543.0407 or by downloading a copy from the Touchstone Investments website at: TouchstoneInvestments.com/Resources. The annual report has been incorporated by reference into the SAI.

The Touchstone Dividend Equity Fund is (1) newly formed, (2) will commence operations upon the closing of the Transaction, and (3) will adopt the financial statements of the AIG Select Dividend Growth Fund.

Touchstone Active Bond Fund— Class A

Selected Data for a Share Outstanding Throughout Each Period

Year Ended September 30,
2020	2019	2018	2017	2016
Net asset value at beginning of period	$10.68	$10.01	$10.47	$10.59	$10.20
Income (loss) from investment operations:
Net investment income	0.28	(A)	0.27	0.23	0.24	0.26
Net realized and unrealized gains (losses) on investments	0.55	0.68	(0.43)	(0.11)	0.43
Total from investment operations	0.83	0.95	(0.20)	0.13	0.69
Distributions from:
Net investment income	(0.28)	(0.28)	(0.26)	(0.25)	(0.30)
Realized capital gains	—	—	—	(B)	—	—
Total distributions	(0.28)	(0.28)	(0.26)	(0.25)	(0.30)
Net asset value at end of period	$11.23	$10.68	$10.01	$10.47	$10.59
Total return(C)	7.91%	9.68%	(1.87%)	1.26%	6.90%
Ratios and supplemental data:
Net assets at end of period (000’s)	$128,086	$127,502	$133,083	$22,117	$25,324
Ratio to average net assets:
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.95%	1.00%	0.97%	1.18%	1.19%
Net investment income	2.54%	2.68%	2.34%	2.33%	2.52%
Portfolio turnover rate	261%	235%	448	%(D)	496%	590%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Portfolio turnover excludes the purchases and sales of securities by the Sentinel Government Securities Fund and Sentinel Total Return Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.

Touchstone Active Bond Fund— Class C

Selected Data for a Share Outstanding Throughout Each Period

Year Ended September 30,
2020	2019	2018	2017	2016
Net asset value at beginning of period	$9.82	$9.23	$9.68	$9.82	$9.48
Income (loss) from investment operations:
Net investment income	0.18	(A)	0.12	0.20	0.14	0.16
Net realized and unrealized gains (losses) on investments	0.51	0.68	(0.46)	(0.10)	0.41
Total from investment operations	0.69	0.80	(0.26)	0.04	0.57
Distributions from:
Net investment income	(0.21)	(0.21)	(0.19)	(0.18)	(0.23)
Realized capital gains	—	—	—	(B)	—	—
Total distributions	(0.21)	(0.21)	(0.19)	(0.18)	(0.23)
Net asset value at end of period	$10.30	$9.82	$9.23	$9.68	$9.82
Total return(C)	7.11%	8.83%	(2.64%)	0.52%	6.03%
Ratios and supplemental data:
Net assets at end of period (000’s)	$5,618	$11,743	$23,807	$4,642	$6,513
Ratio to average net assets:
Net expenses	1.65%	1.65%	1.65%	1.65%	1.65%
Gross expenses	1.93%	1.85%	1.79%	2.18%	2.09%
Net investment income	1.79%	1.93%	1.59%	1.58%	1.77%
Portfolio turnover rate	261%	235%	448	%(D)	496%	590%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Portfolio turnover excludes the purchases and sales of securities by the Sentinel Government Securities Fund and Sentinel Total Return Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.

Touchstone Credit Opportunities Fund— Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,	Three Months Ended September 30,		Year Ended June 30,			Period Ended June 30,
	2020	2019(A)		2019	2018	2017	2016(B)
Net asset value at beginning of period	$10.03	$9.95		$9.96	$10.41	$10.05	$10.00
Income (loss) from investment operations:
Net investment income	0.57	0.20		0.52	0.49	0.45	0.22
Net realized and unrealized gains (losses) on investments	(0.61)	0.04		0.12	(0.13)	0.45	0.07
Total from investment operations	(0.04)	0.24		0.64	0.36	0.90	0.29
Distributions from:
Net investment income	(0.54)	(0.12)		(0.54)	(0.53)	(0.47)	(0.23)
Realized capital gains	—	(0.04)		(0.11)	(0.28)	(0.07)	(0.01)
Total distributions	(0.54)	(0.16)		(0.65)	(0.81)	(0.54)	(0.24)
Net asset value at end of period	$9.45	$10.03		$9.95	$9.96	$10.41	$10.05
Total return(C)	(0.29%)	1.40	%(D)	6.69%	3.50%	9.08%	2.95	%(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$5,597	$7,239		$226	$153	$45	$43
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	1.18%	1.18	%(F)	1.55%	1.76%	1.87%	1.73	%(F)
Gross expenses (including dividend and interest expense on securities sold short)(G)	1.61%	2.55	%(F)	7.56%	10.00%	16.01%	38.32	%(F)
Net investment income	5.90%	5.43	%(F)	5.46%	5.00%	4.44%	3.53	%(F)
Portfolio turnover rate	115%	28	%(D)(H)	94%	70%	84%	91	%(D)

(A)	The Fund changed its fiscal year end from June 30 to September 30.
(B)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.08%, 1.08%, 1.45%, 1.69%, 1.69% and 1.69% for the year ended September 30, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.51%, 2.45%, 7.46%, 9.93%, 15.83% and 38.28% for the year ended September 30, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.
(H)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Credit Opportunities Fund acquired on September 6, 2019. If these transactions were included, portfolio turnover would have been higher.

Touchstone Credit Opportunities Fund— Class C

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,	Three Months Ended September 30,		Year Ended June 30,			Period Ended June 30,
	2020	2019(A)		2019	2018	2017	2016(B)
Net asset value at beginning of period	$9.75	$9.98		$10.00	$10.44	$10.08	$10.00
Income (loss) from investment operations:
Net investment income	0.52	0.19		0.43	0.44	0.34	0.17
Net realized and unrealized gains (losses) on investments	(0.62)	(0.27)		0.14	(0.15)	0.48	0.08
Total from investment operations	(0.10)	(0.08)		0.57	0.29	0.82	0.25
Distributions from:
Net investment income	(0.47)	(0.11)		(0.48)	(0.45)	(0.39)	(0.16)
Realized capital gains	—	(0.04)		(0.11)	(0.28)	(0.07)	(0.01)
Total distributions	(0.47)	(0.15)		(0.59)	(0.73)	(0.46)	(0.17)
Net asset value at end of period	$9.18	$9.75		$9.98	$10.00	$10.44	$10.08
Total return(C)	(0.98%)	1.15	%(D)	5.97%	2.69%	8.31%	2.59	%(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$2,246	$4,538		$127	$22	$22	$6
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	1.93%	1.93	%(F)	2.26%	2.51%	2.62%	2.48	%(F)
Gross expenses (including dividend and interest expense on securities sold short)(G)	2.61%	3.62	%(F)	11.81%	34.60%	73.30%	276.34	%(F)
Net investment income	5.15%	4.68	%(F)	4.75%	4.25%	3.69%	2.79	%(F)
Portfolio turnover rate	115%	28	%(D)(H)	94%	70%	84%	91	%(D)

(A)	The Fund changed its fiscal year end from June 30 to September 30.
(B)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.83%, 1.83%, 2.16%, 2.44%, 2.44% and 2.44% for the year ended September 30, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 2.51%, 3.52%, 11.71%, 34.53%, 73.12% and 276.30% for the year ended September 30, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.
(H)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Credit Opportunities Fund acquired on September 6, 2019. If these transactions were included, portfolio turnover would have been higher.

Touchstone Credit Opportunities Fund— Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,	Three Months Ended September 30,		Year Ended June 30,			Period Ended June 30, 2016(B)
	2020	2019(A)		2019	2018	2017
Net asset value at beginning of period	$10.16	$9.95		$9.96	$10.41	$10.04	$10.00
Income (loss) from investment operations:
Net investment income	0.59	0.17		0.60	0.50	0.39	0.31
Net realized and unrealized gains (losses) on investments	(0.62)	0.21		0.06	(0.12)	0.54	(0.02)
Total from investment operations	(0.03)	0.38		0.66	0.38	0.93	0.29
Distributions from:
Net investment income	(0.56)	(0.13)		(0.56)	(0.55)	(0.49)	(0.24)
Realized capital gains	—	(0.04)		(0.11)	(0.28)	(0.07)	(0.01)
Total distributions	(0.56)	(0.17)		(0.67)	(0.83)	(0.56)	(0.25)
Net asset value at end of period	$9.57	$10.16		$9.95	$9.96	$10.41	$10.04
Total return	(0.13%)	1.54	%(C)	7.05%	3.73%	9.39%	3.04	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$36,558	$47,483		$11,356	$444	$315	$3
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	0.93%	0.93	%(E)	1.09%	1.51%	1.62%	1.48	%(E)
Gross expenses (including dividend and interest expense on securities sold short)(F)	1.20%	1.60	%(E)	1.71%	4.29%	8.25%	355.77	%(E)
Net investment income	6.15%	5.68	%(E)	5.93%	5.25%	4.69%	3.79	%(E)
Portfolio turnover rate	115%	28	%(C) (G)	94%	70%	84%	91	%(C)

(A)	The Fund changed its fiscal year end from June 30 to September 30.
(B)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 0.83%, 0.83%, 0.99%, 1.44%, 1.44% and 1.44% for the year ended September 30, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.10%, 1.50%, 1.61%, 4.22%, 8.07% and 355.73% for the year ended September 30, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.
(G)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Credit Opportunities Fund acquired on September 6, 2019. If these transactions were included, portfolio turnover would have been higher.

Touchstone Sands Capital Select Growth Fund— Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,
	2020		2019		2018		2017	2016
Net asset value at beginning of period	$13.12		$17.73		$16.58		$16.14	$16.48
Income (loss) from investment operations:
Net investment loss	(0.11	)(A)	(0.06)		(0.21)		(0.34)	(0.28)
Net realized and unrealized gains (losses) on investments	6.58		(0.72)		4.72		2.94	1.47
Total from investment operations	6.47		(0.78)		4.51		2.60	1.19
Distributions from:
Realized capital gains	(2.37)		(3.83)		(3.36)		(2.16)	(1.53)
Net asset value at end of period	$17.22		$13.12		$17.73		$16.58	$16.14
Total return(B)	58.43%		(1.75%)		33.03%		19.63%	7.17%
Ratios and supplemental data:
Net assets at end of period (000’s)	$163,697		$89,299		$97,583		$89,860	$138,315
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	1.25	%(D)	1.44%		1.43%		1.23%	1.07%
Gross expenses (including liquidity provider expenses)(E)	1.24%		1.44%		1.43%		1.25%	1.09%
Net investment loss	(0.85%)		(1.23%)		(1.28%)		(0.95%)	(0.81%)
Portfolio turnover rate	41	%(F)	25	%(F)	21	%(F)	22%	46%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A were 1.22%, 1.40% and 1.42% and for Class C were 1.98%, 2.15% and 2.17% for years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(D)	Net expenses include amounts recouped by the Advisor.
(E)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A were 1.21%, 1.40% and 1.42% and for Class C were 2.01%, 2.17% and 2.18% for the years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

Touchstone Sands Capital Select Growth Fund— Class C

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,
	2020		2019		2018		2017	2016
Net asset value at beginning of period	$11.52		$16.20		$15.51		$15.36	$15.86
Income (loss) from investment operations:
Net investment loss	(0.18	)(A)	(0.51)		(0.24)		(0.79)	(0.52)
Net realized and unrealized gains (losses) on investments	5.60		(0.34)		4.29		3.10	1.55
Total from investment operations	5.42		(0.85)		4.05		2.31	1.03
Distributions from:
Realized capital gains	(2.37)		(3.83)		(3.36)		(2.16)	(1.53)
Net asset value at end of period	$14.57		$11.52		$16.20		$15.51	$15.36
Total return(B)	57.27%		(2.44%)		32.11%		18.77%	6.32%
Ratios and supplemental data:
Net assets at end of period (000’s)	$36,065		$50,079		$80,444		$73,516	$111,951
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	2.01%		2.19%		2.18%		1.98%	1.82%
Gross expenses (including liquidity provider expenses)(D)	2.04%		2.21%		2.19%		2.01%	1.84%
Net investment loss	(1.56%)		(1.98%)		(2.03%)		(1.70%)	(1.56%)
Portfolio turnover rate	41	%(E)	25	%(E)	21	%(E)	22%	46%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A were 1.22%, 1.40% and 1.42% and for Class C were 1.98%, 2.15% and 2.17% for years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(D)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A were 1.21%, 1.40% and 1.42% and for Class C were 2.01%, 2.17% and 2.18% for the years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(E)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

 Touchstone Sands Capital Select Growth Fund— Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,
	2020		2019		2018		2017	2016
Net asset value at beginning of period	$14.14		$18.73		$17.29		$16.70	$16.96
Income (loss) from investment operations:
Net investment loss	(0.09	)(A)	(0.14)		(0.18)		(0.10)	(0.11)
Net realized and unrealized gains (losses) on investments	7.21		(0.62)		4.98		2.85	1.38
Total from investment operations	7.12		(0.76)		4.80		2.75	1.27
Distributions from:
Realized capital gains	(2.37)		(3.83)		(3.36)		(2.16)	(1.53)
Net asset value at end of period	$18.89		$14.14		$18.73		$17.29	$16.70
Total return	58.86%		(1.45%)		33.36%		19.89%	7.46%
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,565,333		$1,089,979		$1,556,324		$1,775,755	$2,209,841
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(B)	1.00	%(C)	1.19	%(C)	1.18	%(C)	0.98%	0.82%
Gross expenses (including liquidity provider expenses)(D)	0.99%		1.18%		1.17%		0.99%	0.82%
Net investment loss	(0.58%)		(0.98%)		(1.03%)		(0.70%)	(0.56%)
Portfolio turnover rate	41	%(E)	25	%(E)	21	%(E)	22%	46%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y were 0.97%, 1.15% and 1.17% and for Class Z were 1.21%, 1.39% and 1.41% for the years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(C)	Net expenses include amounts recouped by the Advisor.
(D)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y were 0.96%, 1.14% and 1.16% and for Class Z were 1.28%, 1.45% and 1.46% for the years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(E))	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

EXHIBIT A: FORMS OF AGREEMENTS AND PLAN OF REORGANIZATION

[FORM OF] AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of [_], 2021, by and between [Touchstone Trust], a [Entity Type], with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 (“Acquiring Fund Trust”), on behalf of [Acquiring Fund], a separate investment series (“series”) of the Acquiring Fund Trust (the “Acquiring Fund”) (on the one hand), and [SunAmerica Trust/Corporation], a [Entity Type] (the “Acquired Fund [Trust/Company]”), on behalf of [Acquired Fund], a series of the Acquired Fund [Trust/Company] (the “Acquired Fund”), with its principal place of business at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311 (on the other hand), and solely for purposes of paragraph 6, Touchstone Advisors, Inc., Acquiring Fund Trust’s investment adviser (“Acquiring Fund Advisor”), and SunAmerica Asset Management, LLC, Acquired Fund’s investment adviser (“Acquired Fund Advisor”). (The Acquiring Fund Trust and Acquired Fund [Trust/Company] are each sometimes referred to herein as an “Investment Company”; and each Acquiring Fund and Acquired Fund is sometimes referred to herein as a “Fund.”)

Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, representations, warranties, actions, and obligations of and by a Fund, and of and by the Investment Company of which that Fund is a series, on its behalf, shall be the agreements, covenants, representations, warranties, actions, and obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series on that Fund’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by a Fund or Investment Company of its agreements, covenants, representations, warranties, actions, and obligations set forth herein.

The Investment Companies wish to effect a reorganization described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). The reorganization will involve the Acquired Fund’s (1)(A) transferring all the Assets (as defined in paragraph 1.1) to the Acquiring Fund in exchange solely for voting shares of beneficial interest (“shares”) in Acquiring Fund and (B) Acquiring Fund’s assumption of (i) the stated liabilities of the Acquired Fund accrued and reflected in the books and records and net asset value of the Acquired Fund as of the Effective Time and (ii) liabilities arising after the Effective Time in respect of the ownership of the Assets (such liabilities as set forth under this clause (B), the “Stated Liabilities”), (2) distributing those shares pro rata to the Acquired Fund’s shareholders in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) terminating the Acquired Fund, all on the terms and conditions set forth herein (each of the foregoing transactions being referred to herein collectively as the “Reorganization”).

Each Investment Company’s board of [trustees/directors] (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of either Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on its Fund’s behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of the Fund that is a series thereof and, in the case of the Acquired Fund, that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

A-1

Acquired Fund currently offers Class [[_], [_], [_], and [_]] shares (“Acquired Fund Shares”). Acquiring Fund currently offers Class [[_], [_], [_], and [_]] shares (“Acquiring Fund Shares”), among other classes of shares; the Acquiring Fund’s Class [[_], [_], [_], and [_]] shares will not be involved in any Reorganization and thus are not included in the term “Acquiring Fund Shares.”

In consideration of the mutual promises contained herein, the Investment Companies agree as follows:

1. PLAN OF REORGANIZATION AND TERMINATION

1.1. Subject to the requisite approval of Acquired Fund’s shareholders and the terms and conditions set forth herein, Acquired Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (the “Assets”) to Acquiring Fund. In exchange therefor, Acquiring Fund shall:

(a)	issue and deliver to Acquired Fund the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Acquiring Fund Shares of each class of the Acquiring Fund, determined by multiplying the outstanding shares of the corresponding class of Acquired Fund shares (as set forth below) by the ratio computed by dividing: (i) the net asset value (“NAV”) of one Acquired Fund Share of such class, computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the NAV of one Acquiring Fund Share of the corresponding class computed in the manner and as of the time and date set forth in paragraph 2.2, and

(b)	assume the Stated Liabilities as described in paragraph 1.3.

Those transactions shall take place at the Closing.

The classes of shares of the Acquiring Fund correspond to the classes of shares of the Acquired Fund as follows:

Acquired Fund	Acquiring Fund
Class [__] Shares	Class [__] Shares
Class [__] Shares	Class [__] Shares
Class [__] Shares	Class [__] Shares
Class [__] Shares	Class [__] Shares

1.2 The Assets shall consist of all assets and property of every kind and nature -- including, without limitation, all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records -- Acquired Fund owns at the Effective Time (as defined in paragraph 3.1) and any deferred and prepaid expenses shown as assets on Acquired Fund’s books at that time; and Acquired Fund has no unamortized or unpaid organizational fees or expenses that have not previously been disclosed in writing to Acquiring Fund Trust.

1.3 The Acquired Fund shall discharge on or prior to the Closing Date all of the Acquired Fund’s liabilities, debts, obligations, and duties existing at the Effective Time, excluding the Stated Liabilities and the Reorganization Expenses (as defined in paragraph 7) borne by Acquired Fund Advisor and Acquiring Fund Advisor pursuant to paragraph 7. The Stated Liabilities shall be assumed by the Acquiring Fund.

A-2

1.4 Prior to the Closing, Acquired Fund shall not be required to dispose of or purchase any portfolio securities or other investments, if, in the reasonable judgment of the Board of the Acquired Fund [Trust/Corporation], on behalf of the Acquired Fund, or the Acquired Fund Advisor, such disposition or acquisition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund.

1.5 If the dividends and/or other distributions Acquired Fund has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time (including any such gain realized and recognized pursuant to the transactions comprising the Reorganization), then at or as soon as practicable before that time, Acquired Fund shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of that income and gain -- and in no event less than the sum of 98% of its “ordinary income” plus 98.2% of its “capital gain net income,” as those terms are defined in section 4982(e)(1) and (2), respectively -- for all federal income and excise tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Acquired Fund will have no tax liability under sections 852 or 4982 for the current and any prior tax periods.

1.6 At the Effective Time (or as soon thereafter as is reasonably practicable), Acquired Fund shall distribute all the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Acquired Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Acquired Fund for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by Acquiring Fund Trust’s transfer agent’s opening accounts on Acquiring Fund’s shareholder records in the Shareholders’ names and transferring those Acquiring Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund Shares due that Shareholder (i.e., the account for each Shareholder that holds Acquired Fund Shares shall be credited with the respective pro rata number of full and fractional Acquiring Fund Shares of the applicable class due that Shareholder). The aggregate NAV of Acquiring Fund Shares to be so credited to a Shareholder’s account shall equal the aggregate NAV of the Acquired Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Acquired Fund Shares, including any represented by certificates, shall simultaneously be canceled on Acquired Fund’s shareholder records. Acquiring Fund Trust shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

1.7 Any transfer taxes payable on the issuance and transfer of Acquiring Fund Shares in a name other than that of the registered holder on Acquired Fund’s shareholder records of the Acquired Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.8 Any reporting responsibility of Acquired Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

A-3

1.9 After the Effective Time, Acquired Fund shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.6, but in all events within six months after the Effective Time, Acquired Fund shall be terminated as a series of Acquired Fund [Trust/Company].

2. VALUATION

2.1. For purposes of paragraph 1.1(a), Acquired Fund’s NAV shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) and Acquired Fund’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures [set forth in the Acquiring Fund’s then-current prospectus and statement of additional information (“Pro/SAI”) and valuation procedures established by its Board (the “Valuation Procedures”)], less (b) the amount of the Stated Liabilities at the Valuation Time.

2.2. For purposes of paragraph 1.1(a), the NAV per share of each class of Acquiring Fund Shares shall be computed at the Valuation Time, using the valuation procedures set forth in the Acquiring Fund’s then-current Pro/SAI and the Valuation Procedures.

2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made (a )[The Bank of New York Mellon, in its capacity as sub-administrator of the Acquiring Fund Trust], or (b) in the case of securities subject to fair valuation, in accordance with the Valuation Procedures.

2.4. The Acquired Fund [Trust/Company] and the Acquiring Fund Trust agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences between the prices of portfolio securities determined in accordance with the Acquired Fund’s valuation procedures and those determined in accordance with the Valuation Procedures.

3. CLOSING AND EFFECTIVE TIME

3.1 Unless the Investment Companies agree otherwise in writing, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on [ ], 2021 (“Effective Time”). The Closing shall take place by electronic exchange of documents (by “portable document format,” email or other form of electronic communication), all of which will be deemed to be originals or at such place as to which the Investment Companies agree.

3.2 Acquired Fund [Trust/Company] shall cause the custodian of Acquired Fund’s assets (“Old Custodian”) (a) to make Acquired Fund’s portfolio securities available to Acquiring Fund Trust (or to its custodian (“New Custodian”), if Acquiring Fund Trust so directs), for examination, no later than five business days preceding the Effective Time, it being understood that such holdings may change prior to the Effective Time, and (b) to transfer and deliver the Assets at the Effective Time to the New Custodian for Acquiring Fund’s account, as follows:  (1) duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers, (2) by book entry, in accordance with the Old Custodian’s customary practices and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which Acquired Fund’s assets are deposited, in the case of Acquired Fund’s portfolio securities and instruments deposited with those depositories, and (3) by wire transfer of federal funds in the case of cash.  Acquired Fund [Trust/Company] shall also direct the Old Custodian to deliver at the Closing a certificate of an authorized officer of the Old Custodian (“Certificate”) (a) stating that pursuant to proper instructions provided to the Old Custodian by Acquired Fund [Trust/Company], the Old Custodian has delivered all of Acquired Fund’s portfolio securities, cash, and other Assets to the New Custodian for Acquiring Fund’s account and (b) attaching a schedule setting forth information (including adjusted basis and holding period, by lot) concerning the Assets. The New Custodian shall certify to Acquiring Fund Trust that such information, as reflected on Acquiring Fund’s books immediately after the Effective Time, does or will conform to that information as so certified by the Old Custodian. The Acquiring Fund hereby agrees to keep any portfolio securities information provided prior to the Effective Time confidential and to share such information only with its service providers that (i) require such information in connection with the consummation of the transaction contemplated herein and (ii) are subject to a duty, contractual or otherwise, to keep such information confidential.

A-4

3.3 Acquired Fund [Trust/Company] shall deliver, or shall direct its transfer agent to deliver, to Acquiring Fund Trust at the Closing a Certificate, certified by Acquired Fund [Trust/Company]’s Secretary or Assistant Secretary or by its transfer agent, as applicable, listing (a) the Shareholders’ names and addresses, (b) the number of full and fractional outstanding Acquired Fund Shares each such Shareholder owns, identifying which shares are represented by outstanding certificates and which by book-entry accounts, (c) the dividend reinvestment elections, if any, applicable to each Shareholder, and (d) the backup withholding and nonresident alien withholding certifications, notices, or records on file with Acquired Fund [Trust/Company] with respect to each Shareholder, all at the Effective Time. Acquiring Fund Trust shall direct its transfer agent to deliver to Acquired Fund [Trust/Company] at or as soon as reasonably practicable after the Closing a Certificate as to the opening of accounts on Acquiring Fund’s shareholder records in the names of the listed Shareholders and a confirmation, or other evidence satisfactory to Acquired Fund [Trust/Company], that the Acquiring Fund Shares to be credited to Acquired Fund at the Effective Time have been credited to Acquired Fund’s account on those records at that time and thereafter transferred to the Shareholders’ accounts in accordance with paragraph 1.6.

3.4 Acquired Fund [Trust/Company] shall deliver to Acquiring Fund Trust and Acquiring Fund Advisor, within five days before the Closing, it being understood that such holdings may change prior to the Effective Time, a Certificate listing each security, by name of issuer and number of shares, that is being carried on Acquired Fund’s books at values that such securities are being carried on Acquired Fund’s books.

3.5 If requested by Acquiring Fund Trust, Acquired Fund [Trust/Company] shall direct Acquiring Fund Advisor, Acquired Fund’s administrator, and other applicable service providers to deliver at the Closing all work papers and supporting statements related to financial statements and tax returns, including those related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income Taxes,” FASB Interpretation No. 48, July 13, 2006), pertaining to Acquired Fund (collectively, “Work Papers”) for all fiscal and taxable periods ended on or before [ ], 2020 and, if relevant, for the period from [ ], 2020 through the Effective Time.

3.6 At the Closing, each Investment Company shall deliver to the other (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests and (b) a Certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3.7 In the event that, as of the Valuation Time, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the reasonable judgment of either an appropriate officer of the Acquiring Fund Trust or an appropriate officer of the Acquired Fund [Trust/Company], accurate appraisal of the value of the net assets of the Acquiring Fund or of the Acquired Fund is impracticable, the Valuation Time and the Closing shall be postponed until the first business day that is a Friday after the day when trading is fully resumed and reporting is restored or such other date as may be mutually agreed in writing by an authorized officer of each party.

A-5

3.8 If the Old Custodian is unable to make delivery pursuant to paragraph 3.2 hereof to the New Custodian of any of the Assets of the Acquired Fund for the reason that any of such Assets have not yet been delivered to it by the Acquired Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Acquired Fund shall cause the Old Custodian to deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or the New Custodian, including brokers’ confirmation slips.

4. REPRESENTATIONS AND WARRANTIES

4.1 Acquired Fund [Trust/Company], on Acquired Fund’s behalf, represents and warrants to Acquiring Fund Trust, on Acquiring Fund’s behalf, as follows:

(a) [SunAmerica Trust/Corporation] is a [Entity Type]. Acquired Fund [Trust/Company] (1) is duly created, validly existing, and in good standing under the laws of the [State], and its charter document organizing such entity (“Charter”), is filed with the office of the Secretary of the [State], (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Acquired Fund is a duly established and designated series of Acquired Fund [Trust/Company];

(c) Acquired Fund [Trust/Company]’s execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of its Board; and this Agreement constitutes a valid and legally binding obligation of Acquired Fund [Trust/Company], with respect to Acquired Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) At the Effective Time, Acquired Fund [Trust/Company] will have good and marketable title to the Assets for Acquired Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted as to resale by their terms); and on delivery and payment for the Assets, Acquiring Fund Trust, on Acquiring Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”).

(e) Acquired Fund [Trust/Company], with respect to Acquired Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or violation of any provision of applicable state law, Acquired Fund [Trust/Company]’s Charter, or Acquired Fund [Trust/Company]’s By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Acquired Fund [Trust/Company], on Acquired Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Acquired Fund [Trust/Company], on Acquired Fund’s behalf, is a party or by which it is bound;

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(f) At or before the Effective Time, either (1) all contracts and other commitments of or applicable to Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge of liabilities and/or Acquiring Fund’s assumption of the Stated Liabilities will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Acquired Fund [Trust/Company] may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently known to be pending or, to Acquired Fund [Trust/Company]’s knowledge, threatened against Acquired Fund [Trust/Company], with respect to Acquired Fund or any of its properties or assets attributable or allocable to Acquired Fund, that, if adversely determined, would adversely affect Acquired Fund’s financial condition or the conduct of its business, except as disclosed in Section 3.16(n) of the Seller Disclosure Schedule (as defined in the Asset Purchase Agreement (as defined below)); and Acquired Fund [Trust/Company], on Acquired Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not known to be a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquired Fund’s business or Acquired Fund [Trust/Company]’s ability to consummate the transactions contemplated hereby;

(h) Acquired Fund has no known liabilities, contingent or otherwise, other than those that are shown as belonging to it on its statement of assets and liabilities as of [ ], 2020, and those incurred in the ordinary course of business as an investment company since such date. Acquired Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended [ ], 2020, have been audited by [ ], an independent registered public accounting firm that audits Acquired Fund’s books, and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements (copies of which Acquired Fund [Trust/Company] has furnished to Acquiring Fund Trust), present fairly, in all material respects, Acquired Fund’s financial condition at their respective dates in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to Acquired Fund [Trust]/[Company]’s management’s best knowledge and belief, there are no known contingent liabilities of Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at either such date that are not disclosed therein;

(i) Since [ ], 2020, there has not been any material adverse change in Acquired Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquired Fund of indebtedness maturing more than one year from the date that indebtedness (other than indebtedness incurred in connection with certain investment contracts including options, futures, forward and swap contracts) was incurred; for purposes of this subparagraph, a decline in Acquired Fund’s NAV due to declines in market values of securities Acquired Fund holds, the discharge of Acquired Fund’s liabilities, distributions of net investment income and net realized capital gains, changes in portfolio securities, or the redemption of Acquired Fund Shares by its shareholders will not constitute a material adverse change;

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(j) Except as disclosed in Section 3.08(a) of the Seller Disclosure Schedule, all federal and other material tax returns, dividend reporting forms, and other material tax-related reports (collectively, “Returns”) of Acquired Fund required by law to have been filed by the Effective Time (taking into account any properly and timely filed extensions of time to file) have been or will, prior to the Effective Time, be filed and are or will be correct in all respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of Acquired Fund [Trust/Company]’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns;

(k) Acquired Fund (1) is in compliance in all material respects with all applicable Regulations pertaining to (a) the reporting of dividends and other distributions with respect to, and redemptions of, its shares, (b) withholding in respect thereof, and (c) shareholder basis reporting, (2) has withheld in respect of those dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any penalties that could be imposed thereunder;

(l) Acquired Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“Service”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquired Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year through the Effective Time), Acquired Fund has met (and for its current taxable year through the Effective Time will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a “regulated investment company” (as defined in section 851(a)(1)) (“RIC”) and has been (and for its current taxable year through the Effective Time will be) eligible to and has computed its federal income tax under section 852; Acquired Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(m) Acquired Fund is in the same line of business as Acquiring Fund is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; from the time the Acquired Fund [Trust/Company]’s Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Acquired Fund has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1(l); from the time it commenced operations through the Effective Time, Acquired Fund has conducted and will conduct its “historic business” (within the meaning of that section) in a substantially unchanged manner; and from the Approval Time through the Effective Time, (1) Acquired Fund’s dispositions and acquisitions of assets were made (a) for the purpose of satisfying Acquired Fund’s investment objective or policies or (b) in the ordinary course of its business as a RIC and (2) Acquired Fund has not changed, and will not change, its historic investment policies in connection with the Reorganization;

(n) At the Effective Time, (1) at least 33⅓% of Acquired Fund’s portfolio assets -- including, for these purposes, a proportionate share of the portfolio assets of any RIC (including an exchange-traded fund that is a RIC) in which Acquired Fund invests -- will meet Acquiring Fund’s investment objective, strategies, policies, risks, and restrictions (collectively, “Investment Criteria”), (2) Acquired Fund will not have altered its portfolio in connection with the Reorganization to meet that 33⅓% threshold, and (3) Acquired Fund will not have modified any of its Investment Criteria as part of the plan of reorganization, for purposes of section 1.368-1(d)(2) of the Regulations;

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(o) To the best of the Acquired Fund’s management’s knowledge, there is no plan or intention by Acquired Fund’s shareholders to redeem, sell, exchange, or otherwise dispose of a number of Acquired Fund Shares (or Acquiring Fund Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Acquired Fund Shares (or the equivalent Acquiring Fund Shares) to a number of shares that is less than 50% of the current number of Acquired Fund Shares outstanding;

(p) The Acquired Fund [Trust/Company]’s management (1) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Acquired Fund Shares before the Reorganization to any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations, without regard to section 1.368-1(e)(4)(i)(A) thereof) (“Related”) to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person Related to Acquiring Fund, (2) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares in Acquired Fund as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result, or at the time, of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

(q) During the five-year period ending at the Effective Time, neither Acquired Fund nor any person Related to it will have (1) acquired Acquired Fund Shares with consideration other than Acquiring Fund Shares or Acquired Fund Shares, except for shares redeemed in the ordinary course of Acquired Fund’s business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act, or (2) made distributions with respect to Acquired Fund Shares except for (i) normal, regular dividend distributions made pursuant to Acquired Fund’s historic dividend-paying practice and (ii) other distributions declared and paid to ensure Acquired Fund’s continuing qualification as a RIC and to avoid the imposition of fund-level tax;

(r) All issued and outstanding Acquired Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Acquired Fund [Trust/Company] and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Acquired Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Acquired Fund’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Fund Shares, nor are there outstanding any securities convertible into any Acquired Fund Shares;

(s) Acquired Fund incurred the Stated Liabilities, which are associated with the Assets, in the ordinary course of its business;

(t) Acquired Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(u) On the date on which they were issued, on the effective date of the Registration Statement (as defined in paragraph 4.3(a)), at the time of the Shareholders Meeting (as defined in paragraph 5.2), and at the Effective Time, Acquired Fund’s current prospectus and statement of additional information did and will (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading (“Untrue Statement or Omission”).

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(v) The information to be furnished by Acquired Fund [Trust/Company] for use in the Registration Statement, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects and will comply in all material respects with applicable federal securities laws and other laws and regulations;

(w) Acquired Fund [Trust/Company] does not have a fixed pool of assets; and each series thereof (including Acquired Fund) is a managed portfolio of securities, and Acquired Fund Advisor and each investment sub-advisor thereof, if any, have the authority to buy and sell securities for Acquired Fund;

(x) Since the most recent to occur of (i) the date on which Acquired Fund Advisor became the investment adviser to the Acquired Fund and (ii) the date that is six years immediately prior to the date hereof, the Acquired Fund’s investments were made in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information;

(y) The Acquiring Fund Shares to be delivered to Acquired Fund [Trust/Company] hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

(z) Acquired Fund’s minute books and similar records made available to Acquiring Fund Trust prior to the execution hereof contain a true and complete record in all material respects of all material action taken at all meetings and by all written consents in lieu of meetings of the shareholders and of its Board and any committees of its Board; Acquired Fund’s shareholder records so made available accurately reflect all record transfers in Acquired Fund’s shares prior to the execution of this Agreement; and any other books and records of Acquired Fund so made available are true and correct in all material respects and contain no material omissions with respect to Acquired Fund’s business and operations;

(aa) Except as disclosed in 3.16(h) of the Seller Disclosure Schedule, Acquired Fund [Trust/Company] has maintained with respect to Acquired Fund, in all material respects, all books and records required of a registered investment company in compliance with the requirements of section 31 of the 1940 Act and rules thereunder, and those books and records are true and correct in all material respects;

(bb) Acquired Fund [Trust/Company] has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act;

(cc) Acquired Fund [Trust/Company] has adopted a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder.

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(dd) Acquired Fund does not have any unamortized or unpaid organizational fees or expenses;

(ee) Acquired Fund has not changed its taxable year-end since inception and will not change its taxable year-end prior to the Closing;

(ff) None of the compensation received from Acquired Fund, Acquired Fund Advisor, or any “affiliated person” (as defined in section 2(a)(3) of the 1940 Act) of or person related to (collectively, an “Affiliate”) either of them (each, an “Acquired Fund Group Member”) by any Shareholder who or that is an employee of or service provider to Acquired Fund will be separate consideration for, or allocable to, any of the Acquired Fund Shares that Shareholder holds; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement with any Acquired Fund Group Member; and the compensation paid to any such Shareholder by any Acquired Fund Group Member will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(gg) No expenses incurred by Acquired Fund or on its behalf in connection with the Reorganization will be paid or assumed by any Acquired Fund Group Member (other than Acquired Fund) or, to Acquired Fund [Trust/Company]’s knowledge, any other person unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Directly-Related Reorganization Expenses”), and no cash or property other than Acquiring Fund Shares will be transferred to Acquired Fund or any of its shareholders by any Acquired Fund Group Member or, to Acquired Fund [Trust/Company]’s knowledge, any other person with the intention that it be used to pay any expenses (even Directly-Related Reorganization Expenses) thereof; and

(hh) Acquired Fund [Trust/Company] is undertaking the Reorganization for bona fide business purposes (and not a purpose to avoid federal income tax).

4.2 Acquiring Fund Trust, on Acquiring Fund’s behalf, represents and warrants to Acquired Fund [Trust/Company], on Acquired Fund’s behalf, as follows:

(a) (1) [Touchstone Trust] is a [Entity Type]. Acquiring Fund Trust is a trust operating under a written instrument or Charter, the beneficial interest in which is divided into transferable shares, that is duly created, validly existing, and in good standing under the laws of the [State], and its Charter, is on file with the Secretary of the [State], (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Acquiring Fund is a duly established and designated series of Acquiring Fund Trust;

(c) Acquiring Fund Trust’s execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of its Board; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund Trust, with respect to Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

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(d) No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of the Stated Liabilities) will be issued in exchange for the Assets in the Reorganization;

(e) Acquiring Fund Trust, with respect to Acquiring Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or violation of any provision of applicable state law, the Charter or Acquiring Fund Trust’s By-Laws, or any Undertaking to which Acquiring Fund Trust, on Acquiring Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Acquiring Fund Trust, on Acquiring Fund’s behalf, is a party or by which it is bound;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently known to be pending or, to Acquiring Fund Trust’s knowledge, threatened against Acquiring Fund Trust, with respect to Acquiring Fund or any of its properties or assets attributable or allocable to Acquiring Fund, that, if adversely determined, would adversely affect Acquiring Fund’s financial condition or the conduct of its business, except as previously disclosed in writing to Acquired Fund Trust or Acquired Fund Advisor; and Acquiring Fund Trust, on Acquiring Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not known to be a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that adversely affects Acquiring Fund’s business or Acquiring Fund Trust’s ability to consummate the transactions contemplated hereby;

(h) Acquiring Fund’s Statements at and for the fiscal year (in the case of the Statement of Changes in Net Assets, for the two fiscal years) ended [ ], 2020, have been audited by [ ] , an independent registered public accounting firm that audits Acquiring Fund’s books, and are in accordance with GAAP; those Statements present fairly, in all material respects, Acquiring Fund’s financial condition at their respective dates in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to Acquiring Fund Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at either such date that are not disclosed therein;

(i) Since [ ], 2020, there has not been any material adverse change in Acquiring Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date that indebtedness (other than indebtedness incurred in connection with certain investment contracts including options, futures, forward and swap contracts) was incurred; for purposes of this subparagraph, a decline in Acquiring Fund’s NAV due to declines in market values of securities Acquiring Fund holds, the discharge of Acquiring Fund’s liabilities, distributions of net investment income and net realized capital gains, changes in portfolio securities, or the redemption of Acquiring Fund Shares by its shareholders will not constitute a material adverse change;

(j) All Returns of Acquiring Fund required by law to have been filed by the Effective Time (taking into account any properly and timely filed extensions of time to file) have been or will, prior to the Effective Time, be timely filed and are or will be correct in all respects, and all federal and material other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of Acquiring Fund Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Fund (a) is in compliance in all material respects with all applicable Regulations pertaining to (1) the reporting of dividends and other distributions with respect to, and redemptions of, its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any penalties that could be imposed thereunder;

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(k) Acquiring Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the IRS or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Fund is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Acquiring Fund has elected to be a RIC; for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Fund has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Fund will continue to meet all those requirements for the current year and intends to continue to do so, and to continue to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l) Acquiring Fund is in the same line of business as Acquired Fund was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; and following the Reorganization, Acquiring Fund will continue, and has no plan or intention to change, that line of business;

(m) At the Effective Time, Acquiring Fund (1) will not have modified any of its Investment Criteria as part of the plan of reorganization and (2) will not have any plan or intention to change any of its Investment Criteria after the Reorganization;

(n) Following the Reorganization, Acquiring Fund will (1) continue Acquired Fund’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) use a significant portion of Acquired Fund’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (3) has no plan or intention to sell or otherwise dispose of a significant part of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;

(o) Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Acquired Fund Shares;

(p) Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization, except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor will Acquiring Fund or any person Related to it have any plan or intention at the Effective Time to acquire or redeem any Acquiring Fund Shares issued in the Reorganization -- either directly or through any transaction, agreement, or arrangement with any other person -- except for redemptions Acquiring Fund will make as such a series pursuant to section 22(e) of the 1940 Act;

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(q) Before or in the Reorganization, neither Acquiring Fund nor any person Related to it will have acquired, directly or through any transaction, agreement, or arrangement with any other person, Acquired Fund Shares with consideration other than Acquiring Fund Shares;

(r) There is no plan or intention for Acquiring Fund to be terminated, dissolved, or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(s) All issued and outstanding Acquiring Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Acquiring Fund Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor are there outstanding any securities convertible into any Acquiring Fund Shares; and the Acquiring Fund Shares to be issued and delivered to Acquired Fund, for the Shareholders’ accounts, pursuant to the terms hereof, (a) will have been duly authorized by Acquiring Fund Trust and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (b) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, fully paid and non-assessable by Acquiring Fund Trust;

(t) On the effective date of the Registration Statement, at the time of the Shareholders Meeting, and at the Effective Time, (a) Acquiring Fund Trust’s Pro/SAI including Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (b) that Pro/SAI and the prospectus included in the Registration Statement will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing will not apply to statements in or omissions from that prospectus made in reliance on and in conformity with information furnished by the Acquired Fund [Trust/Company] for use therein;

(u) Immediately after the Effective Time, Acquiring Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(v) The information to be furnished by Acquiring Fund Trust for use in the Registration Statement, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects and will comply in all material respects with applicable federal securities laws and other laws and regulations; and the Registration Statement (other than written information provided by Acquired Fund [Trust/Company] for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting, not contain any Untrue Statement or Omission;

(w) Acquiring Fund Trust does not have a fixed pool of assets; and each series thereof (including Acquiring Fund) is (or will be) a managed portfolio of securities, and Acquiring Fund Advisor and each investment sub-advisor thereof, if any, have the authority to buy and sell securities for it;

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(x) Since the most recent to occur of (i) the date on which Acquiring Fund Advisor became the investment adviser to the Acquiring Fund and (ii) the date that is six years immediately prior to the date hereof, the Acquiring Fund’s investments were made in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information, except as previously disclosed in writing to Acquired Fund [Trust/Company];

(y) Acquiring Fund Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act;

(z) Acquiring Fund Trust has adopted a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(aa) Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses;

(bb) None of the compensation received from Acquiring Fund, Acquiring Fund Advisor, or any Affiliate of either of them (each, a “Acquiring Fund Group Member”) by any Shareholder who or that is an employee of or service provider to Acquired Fund will be separate consideration for, or allocable to, any of the Acquired Fund Shares that Shareholder holds; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement with any Acquiring Fund Group Member; and the compensation paid to any such Shareholder by any Acquiring Fund Group Member will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(cc) No expenses incurred by Acquired Fund or on its behalf in connection with the Reorganization will be paid or assumed by any Acquiring Fund Group Member or, to Acquiring Fund Trust’s knowledge, any other person unless those expenses are Directly-Related Reorganization Expenses, and no cash or property other than Acquiring Fund Shares will be transferred to Acquired Fund or any of its shareholders by any Acquiring Fund Group Member or, to Acquiring Fund Trust’s knowledge, any other person with the intention that it be used to pay any expenses (even Directly-Related Reorganization Expenses) thereof; and

(dd) Acquiring Fund Trust is undertaking the Reorganization for bona fide business purposes (and not a purpose to avoid federal income tax).

4.3 Each Investment Company, on its Fund’s behalf, represents and warrants to the other Investment Company, on its Fund’s behalf, as follows:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on its Fund’s behalf, except for (1) Acquiring Fund Trust’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

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(b) The value of the Acquiring Fund Shares each Shareholder receives will be equal to the value of its Acquired Fund Shares it actually or constructively surrenders in exchange therefor;

(c) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d) The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Stated Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

(e) At the Effective Time, there will be no intercompany indebtedness existing between the Fund that was issued, acquired, or settled at a discount;

(f) Pursuant to the Reorganization, Acquired Fund will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Acquired Fund held immediately before the Reorganization; for the purposes of the foregoing, any amounts Acquired Fund uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions pursuant to section 22(e) of the 1940 Act and (2) dividends and other distributions declared and paid to ensure Acquired Fund’s continuing qualification as a RIC and to avoid the imposition of fund-level tax) will be included as assets it held immediately before the Reorganization;

(g) [Immediately after the Reorganization, Acquired Fund Shareholders [will/will not] own shares constituting “control” (within the meaning of section 368(a)(2)(H)(i), i.e., as defined in section 304(c)) of Acquiring Fund; and]

(h) The principal purpose of Acquiring Fund’s assumption of the Stated Liabilities is not avoidance of federal income tax on the transaction.

5. COVENANTS

5.1 Acquired Fund [Trust/Company] covenants to operate Acquired Fund’s business in the ordinary course between the date hereof and the Effective Time, it being understood that such ordinary course of business will include purchases and sales of portfolio securities and other instruments, sales and redemptions of Acquired Fund Shares, and regular and customary periodic dividends and other distributions.

5.2 Acquired Fund [Trust/Company] covenants to call and hold a meeting of Acquired Fund’s shareholders to consider and act on this Agreement and to take all other action reasonably necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”).

5.3 Acquired Fund [Trust/Company] covenants that it will assist Acquiring Fund Trust in obtaining information Acquiring Fund Trust reasonably requests concerning the beneficial ownership of Acquired Fund Shares.

5.4 Acquired Fund [Trust/Company] covenants that it will turn over its books and records pertaining to Acquired Fund (including all tax books and records and all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to Acquiring Fund Trust at the Closing.

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5.5 Each Investment Company covenants to cooperate with the other in preparing the Registration Statement in compliance with applicable federal and state securities laws.

5.6 Each Investment Company covenants that it will, from time to time, as and when reasonably requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), the other Investment Company deems reasonably necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund Trust, on Acquiring Fund’s behalf, title to and possession of all the Assets and assumption of the Stated Liabilities, and (b) Acquired Fund [Trust/Company], on Acquired Fund’s behalf, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

5.7  Acquiring Fund Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue Acquiring Fund’s operations after the Effective Time.

5.8 Acquired Fund [Trust/Company] covenants that, as promptly as practicable, but in any case within 60 days, after the Effective Time, it will furnish to Acquiring Fund Trust, in a form reasonably satisfactory thereto, a Certificate stating Acquired Fund’s earnings and profits for federal income tax purposes and any capital loss carryovers and other items that will be carried over to Acquiring Fund pursuant to section 381.

5.9 It is each Investment Company’s intention that the Reorganization will qualify as a “reorganization” (as defined in section 368(a)(1)), and in furtherance thereof, each Investment Company covenants that it will not take any action or cause any action to be taken (including the filing of any tax return) that is inconsistent with that treatment or results in the failure of the Reorganization to so qualify.

5.10 Acquired Fund [Trust/Company] covenants to make a pro rata distribution of all the Acquiring Fund Shares it receives in the Reorganization to the Shareholders in complete liquidation of Acquired Fund.

5.11 Acquiring Fund Trust covenants that it will engage a transfer agent that will open accounts on Acquiring Fund’s shareholder records in the Shareholders’ names and transferring those Acquiring Fund Shares thereto.

5.12 Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6. CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

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6.1 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards and by Acquired Fund’s shareholders at the Shareholders Meeting;

6.2 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each Investment Company’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

6.3 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

6.4 The Investment Companies shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (that, notwithstanding paragraph 8, shall survive the Closing), and in separate letters, if Counsel requests, addressed to it (collectively, “Representations”) and the Certificates delivered pursuant to paragraph 3.6(b). The Tax Opinion shall be substantially to the effect that -- based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) -- for federal income tax purposes:

(a) Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Stated Liabilities, followed by Acquired Fund’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Acquired Fund Shares and in complete liquidation of Acquired Fund, will qualify as a “reorganization” (as defined in section 368(a)(1)), and each Fund will be “a party to a reorganization” (within the meaning of section 368(b));

(b) Acquired Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Stated Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Acquired Fund Shares;

(c) Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Stated Liabilities;

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(d) Acquiring Fund’s basis in each Asset will be the same as Acquired Fund’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for each Asset will include Acquired Fund’s holding period therefor (except where Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(e) A Shareholder will recognize no gain or loss on the exchange of all its Acquired Fund Shares solely for Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to the Reorganization; and

(f) A Shareholder’s aggregate basis in the Acquiring Fund Shares (including fractional shares to which they may be entitled) it receives in the Reorganization will be the same as the aggregate basis in its Acquired Fund Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares (including fractional shares to which they may be entitled) will include, in each instance, its holding period for those Acquired Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time.

Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year or on the termination or transfer thereof under a mark-to-market system of accounting;

6.5 At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 6.1 and 6.4) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund’s shareholders’ interests. The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

6.6 The Acquiring Fund Trust, on behalf of the Acquiring Fund, shall have received on the date of Closing (the “Closing Date”) a favorable opinion from Willkie Farr & Gallagher LLP, counsel to the Acquired Fund [Trust/Company], on behalf of the Acquired Fund, dated as of the Closing Date, that:

(a)(i) the Acquired Fund [Trust/Company] is a validly existing [[statutory] trust/corporation] under the laws of the [State/Commonwealth of Delaware/Massachusetts/Maryland], and has the [trust/corporate] power and authority under its governing instrument [and the Delaware Statutory Trust Act/Massachusetts law relating to Massachusetts business trusts/Maryland General Corporation Law] to execute, deliver and perform its obligations under this Agreement and to carry on its business as a registered investment company; (ii) the Agreement has been duly authorized, executed and delivered by the Acquired Fund [Trust/Company] on behalf of the Acquired Fund and the Acquired Fund is a duly established series of the Acquired Fund Trust and, assuming due authorization, execution and delivery of the Agreement by the other parties to the Agreement, is a valid and binding obligation of the Acquired Fund [Trust/Company] on behalf of the Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors’ rights and remedies and to general equity principles; (iii) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Acquired Trust’s [Declaration of Trust/Articles of Incorporation] or By-Laws, each, as amended, or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquired Fund [Trust/Company], on behalf of the Acquired Fund, is a party or by which the Acquired Fund or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquired Fund is a party or by which it or its property is bound; (iv) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the [State/Commonwealth of Delaware/Massachusetts/Maryland] is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (v) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquired Fund [Trust/Company], on behalf of the Acquired Fund, or its assets or properties, pending, threatened or otherwise existing on or before the Closing Date, which materially and adversely affects the Acquired Fund's business; and (vi) the Acquired Fund [Trust/Company] is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

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(b) With respect to all matters of [Delaware/Massachusetts/Maryland] law, such counsel shall be entitled to state that it has relied upon the opinion of [ ] and that its opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of [ ].

(c) In rendering such opinions, such counsels may assume all conditions precedent set forth in the Agreement have been satisfied and may include other customary assumptions and qualifications for opinions of this type, including without limitation, customary enforceability assumptions (including the effect of principles of equity, including principles of commercial reasonableness and good faith and fair dealing), that the trustees of the Acquired Fund [Trust]/[Company] have complied with their fiduciary duties in approving the Agreement, that the Reorganization is fair in all respects and that the execution and delivery of the Agreement by the Acquired Fund [Trust/Company] with respect to the Acquired Fund and performance of its obligations thereunder are not inconsistent with the 1940 Act or the rules and regulations thereunder. In addition, such counsels need not express an opinion with respect to any provisions of the Agreement that purport to obligate the Acquired Fund [Trust/Company] to cause other persons or entities to take certain actions or act in a certain way insofar as such provision relates to the actions of such other persons or entities, any provisions of the Agreement to the extent that such provisions purport to bind or limit the trustees of the Acquired Fund [Trust]/[Company] in the exercise of their fiduciary duties or to bind parties not a signatory to the Agreement;

6.7 The Acquired Fund [Trust/Company], on behalf of the Acquired Fund, shall have received on the Closing Date a favorable opinion from K&L Gates LLP, counsel to the Acquiring Fund Trust, on behalf of the Acquiring Fund, dated as of the Closing Date, that:

(a)(i) the Acquiring Fund Trust is a validly existing statutory trust under the laws of the [State of Delaware/Commonwealth of Massachusetts], and has the trust power and authority under its governing instrument [and the Delaware Statutory Trust Act/Massachusetts law relating to Massachusetts business trusts] to execute, deliver and perform its obligations under this Agreement and to carry on its business as a registered investment company; (ii) the Agreement has been duly authorized, executed and delivered by the Acquiring Fund Trust on behalf of the Acquiring Fund and the Acquiring Fund is a duly established series of the Acquiring Fund Trust and, assuming due authorization, execution and delivery of the Agreement by the other parties to the Agreement, is a valid and binding obligation of the Acquiring Fund Trust on behalf of the Acquiring Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and remedies and to general equity principles; (iii) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Acquiring Fund Trust’s Declaration of Trust or By-Laws, each, as amended, or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquiring Fund Trust, on behalf of the Acquiring Fund, is a party or by which the Acquiring Fund or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquiring Fund is a party or by which it or its property is bound; (iv) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the [State of Delaware/Commonwealth of Massachusetts] is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (v) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquiring Fund Trust, on behalf of the Acquiring Fund, or its assets or properties, pending, threatened or otherwise existing on or before the Closing Date, which materially and adversely affects the Acquiring Fund’s business; (vi) the Acquiring Fund Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (vii) the Acquiring Fund Shares to be issued to the Acquired Fund's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and non-assessable beneficial interests in the Acquiring Fund, and under the Acquiring Fund Trust's Declaration of Trust no shareholder of the Acquiring Fund has any preemptive rights or similar rights.

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(b) In rendering such opinion, such counsel may assume all conditions precedent set forth in the Agreement have been satisfied and may include other customary assumptions and qualifications for opinions of this type, including without limitation, customary enforceability assumptions (including the effect of principles of equity, including principles of commercial reasonableness and good faith and fair dealing), that the trustees of the Acquiring Fund Trust have complied with their fiduciary duties in approving the Agreement, that the Reorganization is fair in all respects and that the execution and delivery of the Agreement by the Acquiring Fund Trust with respect to the Acquiring Fund and performance of its obligations thereunder are not inconsistent with the 1940 Act or the rules and regulations thereunder. In addition, such counsel need not express an opinion with respect to any provisions of the Agreement that purport to obligate the Acquiring Fund Trust to cause other persons or entities to take certain actions or act in a certain way insofar as such provision relates to the actions of such other persons or entities, any provisions of the Agreement to the extent that such provisions purport to bind or limit the trustees of the Acquiring Fund Trust in the exercise of their fiduciary duties or to bind parties not a signatory to the Agreement;

6.8 All of the conditions to the closing of the transactions contemplated by the Asset Purchase Agreement, dated as of December 23, 2020, as amended on January 12, 2021, between SunAmerica Asset Management, LLC, American International Group, Inc., Touchstone Advisors, Inc. and Western & Southern Financial Group, Inc. (the “Asset Purchase Agreement”) shall be satisfied or waived.

7. EXPENSES

Subject to complying with the representations and warranties contained in paragraph 4.1(gg) and 4.2(cc), Acquired Fund Advisor, on the one hand, and Acquiring Fund Advisor, on the other hand, shall split 50/50 the expenses relating to the Reorganization (other than transaction costs relating to the purchase and sale of portfolio securities by the Acquired Fund and the Acquiring Fund) (collectively, the “Reorganization Expenses”); provided, that Acquiring Fund Advisor’s portion of the Reorganization Expenses shall not exceed $500,000 (the “Reorganization Expense Cap”). Acquired Fund Advisor shall bear (x) all such Reorganization Expenses that exceed the Reorganization Expense Cap and (y) the costs associated with terminations of transfer agent or other service provider contracts and any associated deconversion costs, including imaging costs. For the avoidance of doubt, to the extent that the Reorganization Expenses incurred by Acquiring Fund Advisor exceed the Reorganization Expense Cap, Acquired Fund Advisor shall reimburse Acquiring Fund Advisor for any of its Reorganization Expenses in excess of the Reorganization Expense Cap. Each party shall use its reasonable best efforts to minimize all costs and expenses set forth herein and shall keep itemized records with respect to such costs and expenses. Acquired Fund Advisor and Acquiring Fund Advisor shall remain liable for their respective shares of the Reorganization Expenses regardless of whether the transactions contemplated hereby occur, and this paragraph 7 shall survive the Closing (notwithstanding anything to the contrary in paragraph 8) and any termination of this Agreement pursuant to paragraph 9. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

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8. ENTIRE AGREEMENT; NO SURVIVAL; CONFIDENTIALITY

  Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. Except where otherwise indicated in this Agreement, the representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9. TERMINATION

This Agreement may be terminated with respect to the Reorganization at any time at or before the Closing:

9.1 By either Investment Company (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, (d) if the Closing has not occurred on or before [ ], 2021, or such other date as to which the Investment Companies agree, or (e) in the event of the termination of the Asset Purchase Agreement in accordance with its terms; or

9.2 By the Investment Companies’ mutual agreement.

In the event of termination under paragraphs 9.1(c) or (d) or 9.2, neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

10. AMENDMENTS

The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding Acquired Fund’s shareholders’ approval thereof; provided that, following that approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

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11. SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

12. PUBLICITY/CONFIDENTIALITY

12.1 The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

12.2 (a) Acquired Fund [Trust/Company], Acquiring Fund Trust, Acquired Fund Advisor and Acquiring Fund Advisor (for purposes of this paragraph 12.2, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, Acquired Fund [Trust/Company], Acquiring Fund Trust, Acquired Fund Advisor and Acquiring Fund Advisor agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

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13. MISCELLANEOUS

13.1 This Agreement shall be governed by and construed in accordance with the internal laws of Massachusetts, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

13.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Acquiring Fund Trust, on Acquiring Fund’s behalf, or Acquired Fund [Trust/Company], on Acquired Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

13.3 Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Fund but are only binding on and enforceable against its property attributable to and held for the benefit of the Fund (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof. Each Investment Company, in asserting any rights or claims under this Agreement on its or the Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.

13.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

14. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Acquiring Fund Trust and Acquiring Fund, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, Attention: [ ], or to the Acquired Fund [Trust/Company] or the Acquired Fund, SunAmerica Asset Management, LLC, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311 Attention: [ ] or to any other address that the Acquiring Fund, the Acquired Fund [Trust/Company] or the Acquired Fund shall have last designated by notice to the other party.

[Signatures on following pages]

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 IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

[TOUCHSTONE TRUST], on behalf of the Acquiring Fund

Name:
Title:

Solely for purposes of paragraph 7,

Touchstone Advisors, Inc.

Name:
Title:

[Separate signatures pages intentional]

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IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

[SUNAMERICA TRUST/COMPANY], on behalf of the Acquired Fund

Name: John Genoy
Title: President and Chief Executive Officer

Solely for purposes of paragraph 7,

SunAmerica Asset Management, LLC

Name: Sharon French
Title: President and Chief Executive Officer

[Separate signatures pages intentional]

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[FORM OF] AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of [_], 2021, by and between Touchstone Strategic Trust, a Massachusetts business trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 (“Acquiring Fund Trust”), on behalf of [Acquiring Fund], a newly created separate investment series (“series”) of the Acquiring Fund Trust (the “Acquiring Fund”) (on the one hand), and [SunAmerica Trust/Corporation], a [Entity Type] (the “Acquired Fund [Trust/Company]”), on behalf of [Acquired Fund], a series of the Acquired Fund [Trust/Company] (the “Acquired Fund”), with its principal place of business at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311 (on the other hand), and solely for purposes of paragraph 7, Touchstone Advisors, Inc., Acquiring Fund Trust’s investment adviser (“Acquiring Fund Advisor”), and SunAmerica Asset Management, LLC, Acquired Fund’s investment adviser (“Acquired Fund Advisor”). (The Acquiring Fund Trust and Acquired Fund [Trust/Company] are each sometimes referred to herein as an “Investment Company”; and each Acquiring Fund and Acquired Fund is sometimes referred to herein as a “Fund.”)

Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, representations, warranties, actions, and obligations of and by a Fund, and of and by the Investment Company of which that Fund is a series, on its behalf, shall be the agreements, covenants, representations, warranties, actions, and obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series on that Fund’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by a Fund or Investment Company of its agreements, covenants, representations, warranties, actions, and obligations set forth herein.

The Investment Companies wish to effect a reorganization described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). The reorganization will involve the Acquired Fund changing its identity, form, and place of organization -- by converting from a series of the Acquired Fund [Trust/Company] to a series of the Acquiring Fund Trust -- -- by Acquired Fund’s (1) (A) transferring the Assets (as defined in paragraph 1.1) to the Acquiring Fund (which is being established solely for the purpose of acquiring those assets and continuing Acquired Fund’s business) in exchange solely for voting shares of beneficial interest (“shares”) in Acquiring Fund and (B) Acquiring Fund’s assumption of (i) the stated liabilities of the Acquired Fund accrued and reflected in the books and records and net asset value of the Acquired Fund as of the Effective Time and (ii) liabilities arising after the Effective Time in respect of the ownership of such Assets (such liabilities as set forth under this clause (B), the “Stated Liabilities”), (2) distributing those shares pro rata to the Acquired Fund’s shareholders in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) terminating the Acquired Fund, all on the terms and conditions set forth herein (each of the foregoing transactions being referred to herein collectively as the “Reorganization”).

Each Investment Company’s board of [trustees/directors] (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of either Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on its Fund’s behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of the Fund that is a series thereof and, in the case of the Acquired Fund, that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

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Acquired Fund currently offers Class [[_], [_], [_], and [_]] shares (“Acquired Fund Shares”). Acquiring Fund currently offers Class [[_], [_], [_], and [_]] shares (“Acquiring Fund Shares”), among other classes of shares; the Acquiring Fund’s Class [[_], [_], [_], and [_]] shares will not be involved in any Reorganization and thus are not included in the term “Acquiring Fund Shares.”

In consideration of the mutual promises contained herein, the Investment Companies agree as follows:

1. PLAN OF REORGANIZATION AND TERMINATION

1.1. Subject to the requisite approval of Acquired Fund’s shareholders and the terms and conditions set forth herein, Acquired Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Fund. In exchange therefor, Acquiring Fund shall:

(a)	issue and deliver to Acquired Fund the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Acquiring Fund Shares of each class of the Acquiring Fund equal to the number of full and fractional Acquired Fund Shares of the corresponding class of the Acquired Fund then outstanding, and

(b)	assume the Stated Liabilities as described in paragraph 1.3 .

Those transactions shall take place at the Closing.

The classes of shares of the Acquiring Fund correspond to the classes of shares of the Acquired Fund as follows:

Acquired Fund	Acquiring Fund
Class [__] Shares	Class [__] Shares
Class [__] Shares	Class [__] Shares
Class [__] Shares	Class [__] Shares
Class [__] Shares	Class [__] Shares

1.2 The Assets shall consist of all assets and property of every kind and nature -- including, without limitation, all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records -- Acquired Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Acquired Fund’s books at that time; and Acquired Fund has no unamortized or unpaid organizational fees or expenses that have not previously been disclosed in writing to Acquiring Fund Trust.

1.3 The Acquired Fund shall discharge on or prior to the Closing Date all of the Acquired Fund’s liabilities, debts, obligations, and duties existing at the Effective Time, excluding the Stated Liabilities and the Reorganization Expenses (as defined in paragraph 6) borne by Acquired Fund Advisor and Acquiring Fund Advisor pursuant to paragraph 6. The Stated Liabilities shall be assumed by the Acquiring Fund.

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1.4 At or before the Closing, Acquiring Fund shall redeem the Initial Share (as defined in paragraph 5.5) for the amount at which it is issued pursuant to paragraph 5.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Acquired Fund shall distribute all the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Acquired Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Acquired Fund for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by Acquiring Fund Trust’s transfer agent’s opening accounts on Acquiring Fund’s shareholder records in the Shareholders’ names and transferring those Acquiring Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund Shares due that Shareholder (i.e., the account for each Shareholder that holds Acquired Fund Shares shall be credited with the respective pro rata number of full and fractional Acquiring Fund Shares of the applicable class due that Shareholder). The aggregate net asset value (“NAV”) of Acquiring Fund Shares to be so credited to a Shareholder’s account shall equal the aggregate NAV of the Acquired Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Acquired Fund Shares, including any represented by certificates, shall simultaneously be canceled on Acquired Fund’s shareholder records. Acquiring Fund Trust shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

1.5 Any transfer taxes payable on the issuance and transfer of Acquiring Fund Shares in a name other than that of the registered holder on Acquired Fund’s shareholder records of the Acquired Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.6 Any reporting responsibility of Acquired Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

1.7 After the Effective Time, Acquired Fund shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, Acquired Fund shall be terminated as a series of Acquired Fund [Trust/Company].

2. CLOSING AND EFFECTIVE TIME

2.1 Unless the Investment Companies agree otherwise in writing, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on [ ], 2021 (“Effective Time”). The Closing shall take place by electronic exchange of documents (by “portable document format,” email or other form of electronic communication), all of which will be deemed to be originals or at such place as to which the Investment Companies agree.

2.2 Acquired Fund [Trust/Company] shall cause the custodian of Acquired Fund’s assets (“Old Custodian”) (a) to make Acquired Fund’s portfolio securities available to Acquiring Fund Trust (or to its custodian (“New Custodian”), if Acquiring Fund Trust so directs), for examination, no later than five business days preceding the Effective Time, it being understood that such holdings may change prior to the Effective Time, and (b) to transfer and deliver the Assets at the Effective Time to the New Custodian for Acquiring Fund’s account, as follows:  (1) duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers, (2) by book entry, in accordance with the Old Custodian’s customary practices and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which Acquired Fund’s assets are deposited, in the case of Acquired Fund’s portfolio securities and instruments deposited with those depositories, and (3) by wire transfer of federal funds in the case of cash.  Acquired Fund [Trust/Company] shall also direct the Old Custodian to deliver at the Closing a certificate of an authorized officer (“Certificate”) of the Old Custodian (a) stating that pursuant to proper instructions provided to the Old Custodian by Acquired Fund [Trust/Company], the Old Custodian has delivered all of Acquired Fund’s portfolio securities, cash, and other Assets to the New Custodian for Acquiring Fund’s account and (b) attaching a schedule setting forth information (including adjusted basis and holding period, by lot) concerning the Assets. The New Custodian shall certify to Acquiring Fund Trust that such information, as reflected on Acquiring Fund’s books immediately after the Effective Time, does or will conform to that information as so certified by the Old Custodian. The Acquiring Fund hereby agrees to keep any portfolio securities information provided prior to the Effective Time confidential and to share such information only with its service providers that (i) require such information in connection with the consummation of the transaction contemplated herein and (ii) are subject to a duty, contractual or otherwise, to keep such information confidential.

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2.3 Acquired Fund [Trust/Company] shall deliver, or shall direct its transfer agent to deliver, to Acquiring Fund Trust at the Closing a Certificate, certified by Acquired Fund [Trust/Company]’s Secretary or Assistant Secretary or by its transfer agent, as applicable, listing (a) the Shareholders’ names and addresses, (b) the number of full and fractional outstanding Acquired Fund Shares each such Shareholder owns, identifying which shares are represented by outstanding certificates and which by book-entry accounts, (c) the dividend reinvestment elections, if any, applicable to each Shareholder, and (d) the backup withholding and nonresident alien withholding certifications, notices, or records on file with Acquired Fund [Trust/Company] with respect to each Shareholder, all at the Effective Time. Acquiring Fund Trust shall direct its transfer agent to deliver to Acquired Fund [Trust/Company] at or as soon as reasonably practicable after the Closing a Certificate as to the opening of accounts on Acquiring Fund’s shareholder records in the names of the listed Shareholders and a confirmation, or other evidence satisfactory to Acquired Fund [Trust/Company], that the Acquiring Fund Shares to be credited to Acquired Fund at the Effective Time have been credited to Acquired Fund’s account on those records at that time and thereafter transferred to the Shareholders’ accounts in accordance with paragraph 1.4.

2.4 Acquired Fund [Trust/Company] shall deliver to Acquiring Fund Trust and Acquiring Fund Advisor, within five days before the Closing, it being understood that such holdings may change prior to the Effective Time, a Certificate listing each security, by name of issuer and number of shares, that is being carried on Acquired Fund’s books at values that such securities are being carried on Acquired Fund’s books.

2.5 If requested by Acquiring Fund Trust, Acquired Fund [Trust/Company] shall direct Acquiring Fund Advisor, Acquired Fund’s administrator, and other applicable service providers to deliver at the Closing all work papers and supporting statements related to financial statements and tax returns, including those related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income Taxes,” FASB Interpretation No. 48, July 13, 2006), pertaining to Acquired Fund (collectively, “Work Papers”) for all fiscal and taxable periods ended on or before [ ], 2020 and, if relevant, for the period from [ ], 2020 through the Effective Time.

2.6 At the Closing, each Investment Company shall deliver to the other (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests and (b) a Certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

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2.7 If the Old Custodian is unable to make delivery pursuant to paragraph 2.2 hereof to the New Custodian of any of the Assets of the Acquired Fund for the reason that any of such Assets have not yet been delivered to it by the Acquired Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Acquired Fund shall cause the Old Custodian to deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or the New Custodian, including brokers’ confirmation slips.

3. REPRESENTATIONS AND WARRANTIES

3.1 Acquired Fund [Trust/Company], on Acquired Fund’s behalf, represents and warrants to Acquiring Fund Trust, on Acquiring Fund’s behalf, as follows:

(a) [SunAmerica Trust/Corporation] is a [Type of Entity]. Acquired Fund [Trust/Company] (1) is duly created, validly existing, and in good standing under the laws of the [State], and its charter document organizing such entity (“Charter”), is filed with the office of the Secretary of the [State], (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Acquired Fund is a duly established and designated series of Acquired Fund [Trust/Company];

(c) Acquired Fund [Trust/Company]’s execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of its Board; and this Agreement constitutes a valid and legally binding obligation of Acquired Fund [Trust/Company], with respect to Acquired Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) At the Effective Time, Acquired Fund [Trust/Company] will have good and marketable title to the Assets for Acquired Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted as to resale by their terms); and on delivery and payment for the Assets, Acquiring Fund Trust, on Acquiring Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”).

(e) Acquired Fund [Trust/Company], with respect to Acquired Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or violation of any provision of applicable state law, Acquired Fund [Trust/Company]’s Charter, or Acquired Fund [Trust/Company]’s By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Acquired Fund [Trust/Company], on Acquired Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Acquired Fund [Trust/Company], on Acquired Fund’s behalf, is a party or by which it is bound;

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(f) At or before the Effective Time, either (1) all contracts and other commitments of or applicable to Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge of liabilities and/or Acquiring Fund’s assumption of the Stated Liabilities will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Acquired Fund [Trust/Company] may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently known to be pending or, to Acquired Fund [Trust/Company]’s knowledge, threatened against Acquired Fund [Trust/Company], with respect to Acquired Fund or any of its properties or assets attributable or allocable to Acquired Fund, that, if adversely determined, would adversely affect Acquired Fund’s financial condition or the conduct of its business, except as disclosed in Section 3.16(n) of the Seller Disclosure Schedule (as defined in the Asset Purchase Agreement (as defined below)); and Acquired Fund [Trust/Company], on Acquired Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not known to be a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquired Fund’s business or Acquired Fund [Trust/Company]’s ability to consummate the transactions contemplated hereby;

(h) Acquired Fund has no known liabilities, contingent or otherwise, other than those that are shown as belonging to it on its statement of assets and liabilities as of [ ], 2020, and those incurred in the ordinary course of business as an investment company since such date. Acquired Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended [ ], 2020, have been audited by [ ], an independent registered public accounting firm that audits Acquired Fund’s books, and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements (copies of which Acquired Fund [Trust/Company] has furnished to Acquiring Fund Trust), present fairly, in all material respects, Acquired Fund’s financial condition at their respective dates in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to Acquired Fund [Trust/Company]’s management’s best knowledge and belief, there are no known contingent liabilities of Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at either such date that are not disclosed therein;

(i) Since [ ], 2020, there has not been any material adverse change in Acquired Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquired Fund of indebtedness maturing more than one year from the date that indebtedness (other than indebtedness incurred in connection with certain investment contracts including options, futures, forward and swap contracts) was incurred; for purposes of this subparagraph, a decline in Acquired Fund’s NAV due to declines in market values of securities Acquired Fund holds, the discharge of Acquired Fund’s liabilities, distributions of net investment income and net realized capital gains, changes in portfolio securities, or the redemption of Acquired Fund Shares by its shareholders will not constitute a material adverse change;

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(j) Except as disclosed in Section 3.08(a) of the Seller Disclosure Schedule, all federal and other material tax returns, dividend reporting forms, and other material tax-related reports (collectively, “Returns”) of Acquired Fund required by law to have been filed by the Effective Time (taking into account any properly and timely filed extensions of time to file) have been or will, prior to the Effective Time, be filed and are or will be correct in all respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of Acquired Fund [Trust/Company]’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns;

(k) Acquired Fund (1) is in compliance in all material respects with all applicable Regulations pertaining to (a) the reporting of dividends and other distributions with respect to, and redemptions of, its shares, (b) withholding in respect thereof, and (c) shareholder basis reporting, (2) has withheld in respect of those dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any penalties that could be imposed thereunder;

(l) Acquired Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“Service”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquired Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year through the Effective Time), Acquired Fund has met (and for its current taxable year through the Effective Time will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a “regulated investment company” (as defined in section 851(a)(1)) (“RIC”) and has been (and for its current taxable year through the Effective Time will be) eligible to and has computed its federal income tax under section 852; Acquired Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(m) All issued and outstanding Acquired Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Acquired Fund [Trust/Company] and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Acquired Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Acquired Fund’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 2.3); and Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Fund Shares, nor are there outstanding any securities convertible into any Acquired Fund Shares;

(n) Acquired Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(o) Acquired Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(p) On the date on which they were issued, on the effective date of the Registration Statement (as defined in paragraph 3.3(a)), at the time of the Shareholders Meeting (as defined in paragraph 4.2), and at the Effective Time, Acquired Fund’s current prospectus and statement of additional information did and will (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading (“Untrue Statement or Omission”);

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(q) The information to be furnished by Acquired Fund [Trust/Company] for use in the Registration Statement, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects and will comply in all material respects with applicable federal securities laws and other laws and regulations;

(r) Acquired Fund [Trust/Company] does not have a fixed pool of assets; and each series thereof (including Acquired Fund) is a managed portfolio of securities, and Acquired Fund Advisor and each investment sub-advisor thereof, if any, have the authority to buy and sell securities for Acquired Fund;

(s) Since the most recent to occur of (i) the date on which Acquired Fund Advisor became the investment adviser to the Acquired Fund and (ii) the date that is six years immediately prior to the date hereof, the Acquired Fund’s investments were made in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information;

(t) The Acquiring Fund Shares to be delivered to Acquired Fund [Trust/Company] hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

(u) Acquired Fund’s minute books and similar records made available to Acquiring Fund Trust prior to the execution hereof contain a true and complete record in all material respects of all material action taken at all meetings and by all written consents in lieu of meetings of the shareholders and of its Board and any committees of its Board; Acquired Fund’s shareholder records so made available accurately reflect all record transfers in Acquired Fund’s shares prior to the execution of this Agreement; and any other books and records of Acquired Fund so made available are true and correct in all material respects and contain no material omissions with respect to Acquired Fund’s business and operations;

(v) Except as disclosed in 3.16(h) of the Seller Disclosure Schedule, Acquired Fund [Trust/Company] has maintained with respect to Acquired Fund, in all material respects, all books and records required of a registered investment company in compliance with the requirements of section 31 of the 1940 Act and rules thereunder, and those books and records are true and correct in all material respects;

(w) Acquired Fund [Trust/Company] has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act;

(x) Acquired Fund [Trust/Company] has adopted a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder.

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(y) Acquired Fund does not have any unamortized or unpaid organizational fees or expenses;

(z) Acquired Fund has not changed its taxable year-end since inception and will not change its taxable year-end prior to the Closing;

(aa) None of the compensation received from Acquired Fund, Acquired Fund Advisor, or any “affiliated person” (as defined in section 2(a)(3) of the 1940 Act) of or person related to (collectively, an “Affiliate”) either of them (each, an “Acquired Fund Group Member”) by any Shareholder who or that is an employee of or service provider to Acquired Fund will be separate consideration for, or allocable to, any of the Acquired Fund Shares that Shareholder holds; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement with any Acquired Fund Group Member; and the compensation paid to any such Shareholder by any Acquired Fund Group Member will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(bb) No expenses incurred by Acquired Fund or on its behalf in connection with the Reorganization will be paid or assumed by any Acquired Fund Group Member (other than Acquired Fund) or, to Acquired Fund [Trust/Company]’s knowledge, any other person unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Directly-Related Reorganization Expenses”), and no cash or property other than Acquiring Fund Shares will be transferred to Acquired Fund or any of its shareholders by any Acquired Fund Group Member or, to Acquired Fund [Trust/Company]’s knowledge, any other person with the intention that it be used to pay any expenses (even Directly-Related Reorganization Expenses) thereof; and

(cc) Acquired Fund [Trust/Company] is undertaking the Reorganization for bona fide business purposes (and not a purpose to avoid federal income tax).

3.2 Acquiring Fund Trust, on Acquiring Fund’s behalf, represents and warrants to Acquired Fund [Trust/Company], on Acquired Fund’s behalf, as follows:

(a) Acquiring Fund Trust (1) is Massachusetts business trust that is duly created, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and its Restated Agreement and Declaration of Trust dated May 19, 1993 (“Declaration”), is filed with the office of the Secretary of the Commonwealth of Massachusetts, (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) At the Effective Time, Acquiring Fund will be a duly established and designated series of Acquiring Fund Trust; Acquiring Fund has not commenced operations and will not do so until after the Closing; and, immediately before the Closing, Acquiring Fund will be a shell series of Acquiring Fund Trust, without assets (except the amount paid for the Initial Share if it has not already been redeemed by that time) or liabilities, created for the purpose of acquiring the Assets, assuming the Stated Liabilities, and continuing Acquired Fund’s business;

(c) Acquiring Fund Trust’s execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of its Board; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund Trust, with respect to Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

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(d) Before the Closing, there will be no (1) issued and outstanding Acquiring Fund Shares of any class, (2) options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, (3) securities convertible into any Acquiring Fund Shares, or (4) other securities issued by Acquiring Fund, except the Initial Share;

(e) No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of the Stated Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f) Acquiring Fund Trust, with respect to Acquiring Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or violation of any provision of Massachusetts law, the Declaration or Acquiring Fund Trust’s Amended and Restated By-Laws dated November 19, 2015, or any Undertaking to which Acquiring Fund Trust, on Acquiring Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Acquiring Fund Trust, on Acquiring Fund’s behalf, is a party or by which it is bound;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently known to be pending or, to Acquiring Fund Trust’s knowledge, threatened against Acquiring Fund Trust, with respect to Acquiring Fund or any of its properties or assets attributable or allocable to Acquiring Fund, that, if adversely determined, would adversely affect Acquiring Fund’s financial condition or the conduct of its business, except as previously disclosed in writing to Acquired Fund [Trust/Company] or Acquired Fund Advisor; and Acquiring Fund Trust, on Acquiring Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not known to be a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that adversely affects Acquiring Fund’s business or Acquiring Fund Trust’s ability to consummate the transactions contemplated hereby;

(h) Acquiring Fund is not (and will not be) classified as a partnership, and instead is (and will be) classified as an association that is taxable as a corporation, for federal tax purposes and either has elected (or will timely elect) the latter classification by filing Form 8832 with the Service or is (and will be) a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Fund has not filed any income tax return and will file its first federal income tax return after the completion of its first taxable year after the Effective Time as a RIC on Form 1120-RIC; until that time, Acquiring Fund will take all steps necessary to ensure that it is eligible and qualifies for taxation as a RIC under Subchapter M; from and after its commencement of operations, Acquiring Fund will be a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such; assuming that Acquired Fund will meet the requirements of Subchapter M for qualification as a RIC for the part of its taxable year through the Effective Time, Acquiring Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and Acquiring Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for each subsequent taxable year;

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(i) There is no plan or intention for Acquiring Fund to be terminated, dissolved, or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(j) Immediately after the Effective Time, Acquiring Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(k) The information to be furnished by Acquiring Fund Trust for use in the Registration Statement, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects and will comply in all material respects with applicable federal securities laws and other laws and regulations; and the Registration Statement (other than written information provided by Acquired Fund [Trust/Company] for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting, not contain any Untrue Statement or Omission;

(l) Acquiring Fund Trust does not have a fixed pool of assets; and each series thereof (including Acquiring Fund) is (or will be) a managed portfolio of securities, and Acquiring Fund Advisor and each investment sub-advisor thereof, if any, have the authority to buy and sell securities for it;

(m) Acquiring Fund Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act;

(n) Acquiring Fund Trust has adopted a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(p) None of the compensation received from Acquiring Fund, Acquiring Fund Advisor, or any Affiliate of either of them (each, a “Acquiring Fund Group Member”) by any Shareholder who or that is an employee of or service provider to Acquired Fund will be separate consideration for, or allocable to, any of the Acquired Fund Shares that Shareholder holds; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement with any Acquiring Fund Group Member; and the compensation paid to any such Shareholder by any Acquiring Fund Group Member will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(q) No expenses incurred by Acquired Fund or on its behalf in connection with the Reorganization will be paid or assumed by any Acquiring Fund Group Member or, to Acquiring Fund Trust’s knowledge, any other person unless those expenses are Directly-Related Reorganization Expenses, and no cash or property other than Acquiring Fund Shares will be transferred to Acquired Fund or any of its shareholders by any Acquiring Fund Group Member or, to Acquiring Fund Trust’s knowledge, any other person with the intention that it be used to pay any expenses (even Directly-Related Reorganization Expenses) thereof;

(r) Immediately following consummation of the Reorganization, the Shareholders will own all the Acquiring Fund Shares and will own those shares solely by reason of their ownership of the Acquired Fund Shares immediately before the Reorganization; and

(s) Acquiring Fund Trust is undertaking the Reorganization for bona fide business purposes (and not a purpose to avoid federal income tax).

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3.3 Each Investment Company, on its Fund’s behalf, represents and warrants to the other Investment Company, on its Fund’s behalf, as follows:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on its Fund’s behalf, except for (1) Acquiring Fund Trust’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b) The value of the Acquiring Fund Shares each Shareholder receives will be equal to the value of its Acquired Fund Shares it actually or constructively surrenders in exchange therefor;

(c) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d) The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Stated Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject; and

(e) The principal purpose of Acquiring Fund’s assumption of the Stated Liabilities is not avoidance of federal income tax on the transaction.

4. COVENANTS

4.1 Acquired Fund [Trust/Company] covenants to operate Acquired Fund’s business in the ordinary course between the date hereof and the Effective Time, it being understood that such ordinary course of business will include purchases and sales of portfolio securities and other instruments, sales and redemptions of Acquired Fund Shares, and regular and customary periodic dividends and other distributions.

4.2 Acquired Fund [Trust/Company] covenants to call and hold a meeting of Acquired Fund’s shareholders to consider and act on this Agreement and to take all other action reasonably necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”).

4.3 Acquired Fund [Trust/Company] covenants that it will assist Acquiring Fund Trust in obtaining information Acquiring Fund Trust reasonably requests concerning the beneficial ownership of Acquired Fund Shares.

4.4 Acquired Fund [Trust/Company] covenants that it will turn over its books and records pertaining to Acquired Fund (including all tax books and records and all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to Acquiring Fund Trust at the Closing.

4.5 Each Investment Company covenants to cooperate with the other in preparing the Registration Statement in compliance with applicable federal and state securities laws.

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4.6 Each Investment Company covenants that it will, from time to time, as and when reasonably requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), the other Investment Company deems reasonably necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund Trust, on Acquiring Fund’s behalf, title to and possession of all the Assets and assumption of the Stated Liabilities, and (b) Acquired Fund [Trust/Company], on Acquired Fund’s behalf, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.7 Acquiring Fund Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue Acquiring Fund’s operations after the Effective Time.

4.8 Acquired Fund [Trust/Company] covenants that, as promptly as practicable, but in any case within 60 days, after the Effective Time, it will furnish to Acquiring Fund Trust, in a form reasonably satisfactory thereto, a Certificate stating Acquired Fund’s earnings and profits for federal income tax purposes and any capital loss carryovers and other items that will be carried over to Acquiring Fund pursuant to section 381.

4.9 It is each Investment Company’s intention that the Reorganization will qualify as a “reorganization” (as defined in section 368(a)(1)(F)), and in furtherance thereof, each Investment Company covenants that it will not take any action or cause any action to be taken (including the filing of any tax return) that is inconsistent with that treatment or results in the failure of the Reorganization to so qualify.

4.10 Acquired Fund [Trust/Company] covenants that it, if requested, will cause Acquired Fund Advisor and other applicable service providers to deliver to Acquiring Fund Trust all Work Papers for all fiscal and taxable periods ended on or before [ ], 2020, 60 days after that date and, if relevant, for the period from [ ], 2020 through the Effective Time no later than the earlier of (a) 60 days after the date of the request or (b) 15 days after the Effective Time.

4.11 Acquired Fund [Trust/Company] covenants to make a pro rata distribution of all the Acquiring Fund Shares it receives in the Reorganization to the Shareholders in complete liquidation of Acquired Fund.

4.12 Acquiring Fund Trust covenants that it will engage a transfer agent that will open accounts on Acquiring Fund’s shareholder records in the Shareholders’ names and transferring those Acquiring Fund Shares thereto.

4.13 Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5. CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

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5.1 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards and by Acquired Fund’s shareholders at the Shareholders Meeting;

5.2 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each Investment Company’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

5.3 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4 The Investment Companies shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (that, notwithstanding paragraph 7, shall survive the Closing), and in separate letters, if Counsel requests, addressed to it (collectively, “Representations”) and the Certificates delivered pursuant to paragraph 2.6(b). The Tax Opinion shall be substantially to the effect that -- based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) -- for federal income tax purposes:

(a) Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Stated Liabilities, followed by Acquired Fund’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Acquired Fund Shares and in complete liquidation of Acquired Fund, will qualify as a “reorganization” (as defined in section 368(a)(1)(F)), and each Fund will be “a party to a reorganization” (within the meaning of section 368(b));

(b) Acquired Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Stated Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Acquired Fund Shares;

(c) Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Stated Liabilities;

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(d) Acquiring Fund’s basis in each Asset will be the same as Acquired Fund’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for each Asset will include Acquired Fund’s holding period therefor (except where Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(e) A Shareholder will recognize no gain or loss on the exchange of all its Acquired Fund Shares solely for Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to the Reorganization;

(f) A Shareholder’s aggregate basis in the Acquiring Fund Shares (including fractional shares to which they may be entitled) it receives in the Reorganization will be the same as the aggregate basis in its Acquired Fund Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares (including fractional shares to which they may be entitled) will include, in each instance, its holding period for those Acquired Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

(g) For purposes of section 381, Acquiring Fund will be treated just as Acquired Fund would have been treated if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of Acquired Fund’s taxable year, Acquired Fund’s tax attributes enumerated in section 381(c) will be taken into account by Acquiring Fund as if there had been no Reorganization, and the part of Acquired Fund’s last taxable year that began before the Reorganization will be included in Acquiring Fund’s first taxable year that ends after the Reorganization.

Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting;

5.5 Before the Closing, Acquiring Fund Trust’s Board shall have authorized the issuance of, and Acquiring Fund Trust shall have issued, one Acquiring Fund Share (“Initial Share”) to Acquiring Fund Advisor or an affiliate thereof, in consideration of the payment of $10.00 (or other amount that Board determines), to vote on the investment management and sub-advisory contracts and other agreements and plans referred to in paragraph 5.6 as may be required by applicable law and to take whatever action it may be required to take as Acquiring Fund’s sole shareholder;

5.6 Acquiring Fund Trust, on Acquiring Fund’s behalf, shall have entered into, or adopted, as appropriate, an investment management contract, a sub-advisory contract, a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, and other agreements and plans necessary for Acquiring Fund’s operation as a series of an open-end management investment company. Each such contract, plan, and agreement shall have been approved by Acquiring Fund Trust’s Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are Non-Interested Persons thereof and by Acquiring Fund Advisor or its affiliate as Acquiring Fund’s sole shareholder; and

5.7 At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 5.1 and 5.4) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund’s shareholders’ interests. The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

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5.8 The Acquiring Fund Trust, on behalf of the Acquiring Fund, shall have received on the date of Closing (the “Closing Date”) a favorable opinion from Willkie Farr & Gallagher LLP, counsel to the Acquired Fund [Trust/Company], on behalf of the Acquired Fund, dated as of the Closing Date, that:

(a)(i) the Acquired Fund [Trust/Company] is a validly existing [statutory] [trust/corporation] under the laws of the [Commonwealth of Delaware/State of Maryland], and has the [trust/corporate] power and authority under its governing instrument [and the Massachusetts law relating to Massachusetts business trusts/Maryland General Corporation Law] to execute, deliver and perform its obligations under this Agreement and to carry on its business as a registered investment company; (ii) the Agreement has been duly authorized, executed and delivered by the Acquired Fund [Trust/Company] on behalf of the Acquired Fund and the Acquired Fund is a duly established series of the Acquired Fund [Trust/Company] and, assuming due authorization, execution and delivery of the Agreement by the other parties to the Agreement, is a valid and binding obligation of the Acquired Fund [Trust/Company] on behalf of the Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors’ rights and remedies and to general equity principles; (iii) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Acquired Trust’s Declaration of Trust or By-Laws, each, as amended, or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquired Fund [Trust/Company], on behalf of the Acquired Fund, is a party or by which the Acquired Fund or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquired Fund is a party or by which it or its property is bound; (iv) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the [Commonwealth of Massachusetts/State of Maryland] is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (v) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquired Fund [Trust/Company], on behalf of the Acquired Fund, or its assets or properties, pending, threatened or otherwise existing on or before the Closing Date, which materially and adversely affects the Acquired Fund’s business; and (vi) the Acquired Fund [Trust/Company] is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(b) With respect to all matters of [Massachusetts/Maryland] law, such counsel shall be entitled to state that it has relied upon the opinion of [ ] and that its opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of [ ].

(c) In rendering such opinions, such counsels may assume all conditions precedent set forth in the Agreement have been satisfied and may include other customary assumptions and qualifications for opinions of this type, including without limitation, customary enforceability assumptions (including the effect of principles of equity, including principles of commercial reasonableness and good faith and fair dealing), that the trustees of the Acquired Fund [Trust/Company] have complied with their fiduciary duties in approving the Agreement, that the Reorganization is fair in all respects and that the execution and delivery of the Agreement by the Acquired Fund [Trust/Company] with respect to the Acquired Fund and performance of its obligations thereunder are not inconsistent with the 1940 Act or the rules and regulations thereunder. In addition, such counsels need not express an opinion with respect to any provisions of the Agreement that purport to obligate the Acquired Fund [Trust/Company] to cause other persons or entities to take certain actions or act in a certain way insofar as such provision relates to the actions of such other persons or entities, any provisions of the Agreement to the extent that such provisions purport to bind or limit the trustees of the Acquired Fund [Trust/Company] in the exercise of their fiduciary duties or to bind parties not a signatory to the Agreement;

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5.9 The Acquired Fund [Trust/Company], on behalf of the Acquired Fund, shall have received on the Closing Date a favorable opinion from K&L Gates LLP, counsel to the Acquiring Fund Trust, on behalf of the Acquiring Fund, dated as of the Closing Date, that:

(a)(i) the Acquiring Fund Trust is a validly existing statutory trust under the laws of the Commonwealth of Massachusetts, and has the trust power and authority under its governing instrument and Massachusetts law relating to Massachusetts business trusts to execute, deliver and perform its obligations under this Agreement and to carry on its business as a registered investment company; (ii) the Agreement has been duly authorized, executed and delivered by the Acquiring Fund Trust on behalf of the Acquiring Fund and the Acquiring Fund is a duly established series of the Acquiring Fund Trust and, assuming due authorization, execution and delivery of the Agreement by the other parties to the Agreement, is a valid and binding obligation of the Acquiring Fund Trust on behalf of the Acquiring Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors’ rights and remedies and to general equity principles; (iii) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Acquiring Fund Trust’s Declaration of Trust or By-Laws, each, as amended, or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquiring Fund Trust, on behalf of the Acquiring Fund, is a party or by which the Acquiring Fund or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquiring Fund is a party or by which it or its property is bound; (iv) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (v) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquiring Fund Trust, on behalf of the Acquiring Fund, or its assets or properties, pending, threatened or otherwise existing on or before the Closing Date, which materially and adversely affects the Acquiring Fund’s business; (vi) the Acquiring Fund Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (vii) the Acquiring Fund Shares to be issued to the Acquired Fund’s shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and non-assessable beneficial interests in the Acquiring Fund, and under the Acquiring Fund Trust's Declaration of Trust no shareholder of the Acquiring Fund has any preemptive rights or similar rights.

(b) In rendering such opinion, such counsel may assume all conditions precedent set forth in the Agreement have been satisfied and may include other customary assumptions and qualifications for opinions of this type, including without limitation, customary enforceability assumptions (including the effect of principles of equity, including principles of commercial reasonableness and good faith and fair dealing), that the trustees of the Acquiring Fund Trust have complied with their fiduciary duties in approving the Agreement, that the Reorganization is fair in all respects and that the execution and delivery of the Agreement by the Acquiring Fund Trust with respect to the Acquiring Fund and performance of its obligations thereunder are not inconsistent with the 1940 Act or the rules and regulations thereunder. In addition, such counsel need not express an opinion with respect to any provisions of the Agreement that purport to obligate the Acquiring Fund Trust to cause other persons or entities to take certain actions or act in a certain way insofar as such provision relates to the actions of such other persons or entities, any provisions of the Agreement to the extent that such provisions purport to bind or limit the trustees of the Acquiring Fund Trust in the exercise of their fiduciary duties or to bind parties not a signatory to the Agreement;

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5.10 All of the conditions to the closing of the transactions contemplated by the Asset Purchase Agreement, dated as of December [_], 2020, between SunAmerica Asset Management, LLC, American International Group, Inc., Touchstone Advisors, Inc. and Western & Southern Financial Group, Inc. (the “Asset Purchase Agreement”) shall be satisfied or waived.

6. EXPENSES

Subject to complying with the representations and warranties contained in paragraphs 3.1(bb) and 3.2(r), Acquired Fund Advisor, on the on hand, and Acquiring Fund Advisor, on the other hand, shall split 50/50 the expenses relating to the Reorganization (other than transaction costs relating to the purchase and sale of portfolio securities by the Acquired Fund and the Acquiring Fund) (collectively, the “Reorganization Expenses”); provided, that Acquiring Fund Advisor’s portion of the Reorganization Expenses shall not exceed $500,000 (the “Reorganization Expense Cap”). Acquired Fund Advisor shall bear (x) all such Reorganization Expenses that exceed the Reorganization Expense Cap and (y) the costs associated with terminations of transfer agent or other service provider contracts and any associated deconversion costs, including imaging costs. For the avoidance of doubt, to the extent that the Reorganization Expenses incurred by Acquiring Fund Advisor exceed the Reorganization Expense Cap, Acquired Fund Advisor shall reimburse Acquiring Fund Advisor for any of its Reorganization Expenses in excess of the Reorganization Expense Cap. Each party shall use its reasonable best efforts to minimize all costs and expenses set forth herein and shall keep itemized records with respect to such costs and expenses. Acquired Fund Advisor and Acquiring Fund Advisor shall remain liable for their respective shares of the Reorganization Expenses regardless of whether the transactions contemplated hereby occur, and this paragraph 6 shall survive the Closing (notwithstanding anything to the contrary in paragraph 7) and any termination of this Agreement pursuant to paragraph 8. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

7. ENTIRE AGREEMENT; NO SURVIVAL; CONFIDENTIALITY

  Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. Except where otherwise indicated in this Agreement, the representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8. TERMINATION

This Agreement may be terminated with respect to the Reorganization at any time at or before the Closing:

8.1 By either Investment Company (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, (d) if the Closing has not occurred on or before [ ], 2021, or such other date as to which the Investment Companies agree, or (e) in the event of the termination of the Asset Purchase Agreement in accordance with its terms; or

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8.2 By the Investment Companies’ mutual agreement.

In the event of termination under paragraphs 8.1(c) or (d) or 8.2, neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

9. AMENDMENTS

The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding Acquired Fund’s shareholders’ approval thereof; provided that, following that approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

10. SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11. PUBLICITY/CONFIDENTIALITY

11.1 The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

11.2 (a) Acquired Fund [Trust/Company], Acquiring Fund Trust, Acquired Fund Advisor and Acquiring Fund Advisor (for purposes of this paragraph 11.2, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, Acquired Fund [Trust/Company], Acquiring Fund Trust, Acquired Fund Advisor and Acquiring Fund Advisor agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

A-45

 12. MISCELLANEOUS

12.1 This Agreement shall be governed by and construed in accordance with the internal laws of Massachusetts, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

12.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Acquiring Fund Trust, on Acquiring Fund’s behalf, or Acquired Fund [Trust/Company], on Acquired Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

12.3 Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees or directors solely in their capacities as trustees or directors, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Fund but are only binding on and enforceable against its property attributable to and held for the benefit of the Fund (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof. Each Investment Company, in asserting any rights or claims under this Agreement on its or the Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.

12.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Acquiring Fund Trust and Acquiring Fund, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, Attention: [ ], or to the Acquired Fund [Trust/Company] or the Acquired Fund, SunAmerica Asset Management, LLC, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311 Attention: [ ] or to any other address that the Acquiring Fund, the Acquired Fund [Trust/Company] or the Acquired Fund shall have last designated by notice to the other party.

[Signatures on following pages]

A-46

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

TOUCHSTONE STRATEGIC TRUST, on behalf of the Acquiring Fund

Name:
Title:

Solely for purposes of paragraph 6,

Touchstone Advisors, Inc.

Name:
Title:

[Separate signatures pages intentional]

A-47

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

[SUNAMERICA TRUST/COMPANY], on behalf of the Acquired Fund

Name: John Genoy
Title: President and Chief Executive Officer

Solely for purposes of paragraph 6,

SunAmerica Asset Management, LLC

Name: Sharon French
Title: President and Chief Executive Officer

[Separate signatures pages intentional]

A-48

EXHIBIT B: FUNDAMENTAL INVESTMENT LIMITATIONS

All of the investment policies noted in the tables below are fundamental investment limitations that cannot be changed without the consent of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

REORGANIZATION OF THE AIG FOCUSED DIVIDEND STRATEGY FUND INTO THE TOUCHSTONE DIVIDEND EQUITY FUND

The fundamental investment limitations of the AIG Focused Dividend Strategy Fund and the Touchstone Dividend Equity Fund are set forth in the table below.

	AIG Focused Dividend Strategy Fund (Target Fund)	Touchstone Dividend Equity Fund (Acquiring Fund)
Borrowing Money	The Fund may not borrow money, except that: (i) the Fund may borrow in amounts up to 33 1⁄3% of its total assets for temporary or emergency purposes, (ii) the Fund may borrow for investment purposes to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets), and (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This policy shall not prohibit the Fund from engaging in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Fund’s Prospectus and SAI, as they may be amended from time to time.	The Fund may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Senior Securities	The Fund may not issue senior securities as defined in the 1940 Act, except that the Fund may enter into repurchase agreements, reverse repurchase agreements, dollar rolls, lend its portfolio securities and borrow money, as described above, and engage in similar investment strategies described in the Fund’s Prospectus and SAI, as they may be amended from time to time.	The Fund may not issue senior securities except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

B-1

Underwriting	The Fund may not engage in underwriting of securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities of the Fund.	The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.
Concentration of Investments	The Fund may not invest more than 25% of the Fund’s total assets in the securities of issuers in the same industry, except that the Fund may invest more than 25% of its assets in the securities of issuers in the same industry to the extent such investment would be selected according to its stock selection criteria. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration.	The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies in the same industry or group of industries.
Real Estate	The Fund may not invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, that deal in real estate or interests therein); provided that the Fund may hold or sell real estate acquired as a result of the ownership of securities, and the Fund may purchase and sell marketable securities secured by real estate and marketable securities that invest or deal in real estate for speculative purposes.	The Fund may not purchase or sell real estate except that the Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

B-2

Commodities	The Fund may not purchase or sell commodities or commodity contracts, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and SAI, as they may be amended from time to time, and without registering as a commodity pool operator under the CEA. Any Fund may engage in transactions in put and call options on securities, indices and currencies, spread transactions, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest rate, mortgage and currency swaps and interest rate floors and caps and may purchase hybrid instruments.	The Fund may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.
Loans	The Fund may not make loans to others except for: (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the lending of its portfolio securities; and (d) as otherwise permitted by exemptive order of the SEC.	The Fund may not make loans to other persons except that the Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Diversification	The Fund may not with respect to 75% of its total assets, invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one company or more than 10% of any class of a company’s outstanding securities, except that these restrictions shall not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.	The Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules, or regulations or any exemption, as such statute, rules, or regulations may be amended or interpreted from time to time.

B-3

REORGANIZATION OF THE AIG FOCUSED GROWTH FUND INTO THE TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND

The fundamental investment limitations of the AIG Focused Growth Fund and the Touchstone Sands Capital Select Growth Fund are set forth in the table below.

	AIG Focused Growth Fund (Target Fund)	Touchstone Sands Capital Select Growth Fund (Acquiring Fund)(1)
Borrowing Money	The Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	The Fund may not borrow money from banks in an amount which exceeds 33 1/3% of the value of its total assets (including the amount borrowed) less the Fund’s liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes
Senior Securities	The Fund may not issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	The Fund may not issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation, or order of the SEC, or SEC staff interpretation
Underwriting	The Fund may not act as underwriter except to the extent that, in connection with the disposition of securities, it may be deemed to be an underwriter under certain federal securities laws.	The Fund may not act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security or when selling its own shares
Concentration of Investments	The Fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	The Fund may not purchase any securities which would cause 25% or more of the net assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States government, its agencies or instrumentalities.
Real Estate	The Fund may not buy or sell real estate or interests in real estate, except, in each case, as permitted under the 1940 Act, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time.	The Fund may not purchase or sell real estate, although it may purchase or sell securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein (including REITs).
Commodities	The Fund may not buy or sell commodities or commodity contracts, except, in each case, as permitted under the 1940 Act, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time.	The Fund may not purchase or sell physical commodities (which shall not, for purposes of this restriction, include currencies), or commodities contracts, except that the Fund may (i) purchase or sell marketable securities issued by companies which own or invest in commodities (including currencies), or commodities contracts; and (ii) enter into commodities and futures contracts relating to securities, currencies, indexes or any other financial instruments, such as financial futures contracts and options on such contracts.

B-4

	AIG Focused Growth Fund (Target Fund)	Touchstone Sands Capital Select Growth Fund (Acquiring Fund)(1)
Loans	The Fund may not make loans except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	The Fund may not make loans to other persons except through the lending of its portfolio securities, provided that this limitation does not apply to the purchase of debt securities and loan participations or engaging in direct corporate loans or repurchase agreements in accordance with its investment objectives and policies. The loans cannot exceed 33 1/3% of the Fund’s assets. The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any exemptions which may be granted to the Fund by the SEC.
Diversification	-	-
Other	The Fund may not pledge its assets, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	-

(1)	Several of the Acquiring Fund’s fundamental investment limitations include the defined term “1940 Act Laws, Interpretations and Exemptions.” This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief applicable to an Acquiring Fund.

B-5

 REORGANIZATION OF THE AIG SELECT DIVIDEND GROWTH INTO THE TOUCHSTONE DIVIDEND EQUITY FUND

The fundamental investment limitations of the AIG Select Dividend Growth Fund and the Touchstone Dividend Equity Fund are set forth in the table below.

	AIG Select Dividend Growth Fund (Target Fund)	Touchstone Dividend Equity Fund (Acquiring Fund)(1)
Borrowing Money	The Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	The Fund may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Senior Securities	The Fund may not issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	The Fund may not issue senior securities except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Underwriting	The Fund may not act as underwriter except to the extent that, in connection with the disposition of securities, it may be deemed to be an underwriter under certain federal securities laws.	The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.
Concentration of Investments	The Fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies in the same industry or group of industries.
Real Estate	The Fund may not buy or sell real estate or interests in real estate, except, in each case, as permitted under the 1940 Act, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time.	The Fund may not purchase or sell real estate except that the Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

B-6

Commodities	The Fund may not buy or sell commodities or commodity contracts, except, in each case, as permitted under the 1940 Act, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time.	The Fund may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.
Loans	The Fund may not make loans except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	The Fund may not make loans to other persons except that the Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Diversification	The Fund may not purchase any security (other than obligations of the U.S. government, its agencies, or instrumentalities) if as a result: (i) as to 75% of the Fund’s total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (ii) as to all of the Fund’s total assets, more than 25% of the Fund’s total assets (taken at current value) would be invested in a single industry, or (iii) as to all of the Fund’s total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.	The Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules, or regulations or any exemption, as such statute, rules, or regulations may be amended or interpreted from time to time.
Other	The Fund may not pledge its assets, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	-

(1)	Several of the Acquiring Fund’s fundamental investment limitations include the defined term “1940 Act Laws, Interpretations and Exemptions.” This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief applicable to an Acquiring Fund.
B-7

REORGANIZATION OF THE AIG SENIOR FLOATING RATE FUND INTO THE TOUCHSTONE CREDIT OPPORTUNITIES FUND

The fundamental investment limitations of the AIG Senior Floating Rate Fund and the Touchstone Credit Opportunities Fund are set forth in the table below.

	AIG Senior Floating Rate Fund (Target Fund)	Touchstone Credit Opportunities Fund (Acquiring Fund)(1)
Borrowing Money	The Fund may not borrow money, except as permitted by the 1940 Act. Additionally, the Fund may not purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The purchase of Loans, securities or other investment assets with the proceeds of a permitted borrowing or securities offering will not be deemed to be the purchase of securities on margin.	The Fund may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Senior Securities	The Fund may not issue senior securities, except as permitted by the 1940 Act.	The Fund may not issue senior securities except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Underwriting	The Fund may not underwrite securities issued by other persons, except insofar as it may be deemed technically to be an underwriter under the Securities Act of 1933 in selling or disposing of an investment.	The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.
Concentration of Investments	The Fund may not invest more than 25% of the Fund’s total assets (taken at current value) in the securities of Borrowers and other issuers having their principal business activities in the same industry (the electric, gas, water and telephone utility industries being treated as separate industries for the purpose of this restriction); provided that (i) there is no limitation on purchasing securities the issuer of which is deemed to be in the financial institutions industry, which includes commercial banks, thrift institutions, insurance companies and finance companies and (ii) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.	The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies in the same industry or group of industries.

B-8

	AIG Senior Floating Rate Fund (Target Fund)	Touchstone Credit Opportunities Fund (Acquiring Fund)(1)
Real Estate	The Fund may not purchase or sell real estate, although it may purchase and sell securities secured by interests in real estate and securities of issuers that invest or deal in real estate; provided that the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities.	The Fund may not purchase or sell real estate except that the Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts that invest, deal or otherwise engage in transactions in real estate or interests in real estate.
Commodities	The Fund may not purchase or sell physical commodities or contracts for the purchase or sale of physical commodities. Physical commodities do not include futures contracts with respect to securities, securities indices or other financial instruments.	The Fund may not purchase or sell physical commodities except that the Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.
Loans	The Fund may not make loans to other persons, except that the Fund may: (i) acquire Loans, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities.	The Fund may not make loans to other persons except that the Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Diversification	The Fund may not purchase any security (other than obligations of the U.S. government, its agencies, or instrumentalities) if as a result: (i) as to 75% of the Fund’s total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (ii) as to all of the Fund’s total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.	The Fund is a non-diversified fund.

(1)	Several of the Acquiring Fund’s fundamental investment limitations include the defined term “1940 Act Laws, Interpretations and Exemptions.” This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief applicable to an Acquiring Fund.
B-9

REORGANIZATION OF THE AIG U.S. GOVERNMENT SECURITIES FUND INTO THE TOUCHSTONE ACTIVE BOND FUND

The fundamental investment limitations of the AIG U.S. Government Securities Fund and the Touchstone Active Bond Fund are set forth in the table below.

	AIG U.S. Government Securities Fund (Target Fund)	Touchstone Active Bond Fund (Acquiring Fund)(1)
Borrowing Money	The Fund may not purchase securities on margin, but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions. Additionally, the Fund may not borrow money except that the Fund may borrow for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings.	The Fund may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Senior Securities	The Fund may not issue senior securities.	The Fund may not issue senior securities except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Underwriting	The Fund may not act as underwriter except to the extent that, in connection with the disposition of Fund securities, it may be deemed to be an underwriter under certain Federal securities laws.	The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.
Concentration of Investments	The Fund may not purchase any security (other than obligations of the U.S. government, its agencies, or instrumentalities) if as a result as to all of the Fund’s total assets, more than 25% of the Fund’s total assets (taken at current value) would be invested in a single industry.	The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.
Real Estate	The Fund may not buy or sell real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.	The Fund may not purchase or sell real estate except that the Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

B-10

	AIG U.S. Government Securities Fund (Target Fund)	Touchstone Active Bond Fund (Acquiring Fund)(1)
Commodities	The Fund may not buy or sell commodities or commodity contracts (except financial futures as described under “Investment Objectives and Policies” of the Fund’s SAI).	The Fund may not purchase or sell physical commodities except that the Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.
Loans	The Fund may not make loans, except through: (i) repurchase agreements (repurchase agreements with a maturity of longer than 7 days together with other illiquid assets being limited to the Fund’s limit on illiquid securities as a percentage of its net assets), (ii) loans of Fund securities (limited to 33% of the Fund’s assets), (iii) participation in loans to foreign governments or companies, and (iv) as otherwise permitted by exemptive order of the SEC.	The Fund may not make loans to other persons except that the Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Diversification	The Fund may not purchase any security (other than obligations of the U.S. government, its agencies, or instrumentalities) if as a result: (i) as to 75% of the Fund’s total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (ii) as to all of the Fund’s total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.	The Fund may not purchase securities of an issuer that would cause the Funds to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules, or regulations or any exemption, as such statute, rules, or regulations may be amended or interpreted from time to time.
Other	The Fund may not pledge its assets.	-

(1)	Several of the Acquiring Fund’s fundamental investment limitations include the defined term “1940 Act Laws, Interpretations and Exemptions.” This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief applicable to an Acquiring Fund.

B-11

EXHIBIT C: CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The shareholders of each Target Fund at the close of business on the Record Date will be entitled to be present and vote at the Special Meeting with respect to shares of the Target Funds owned as of the Record Date. As of the Record Date, the total number of shares of each class of the Target Funds outstanding and entitled to vote and the corresponding number of votes was as set forth in the table below.

Fund and Share Class	Number of Shares	Net Asset Value/Number of Votes
AIG Focused Dividend Strategy Fund
Class A	106,798,468.9	$1,833,729,711.63
Class B	10,424,220.16	$177,524,469.31
Class C	63,220,422.39	$1,076,011,589.15
Class W	90,732,833.72	$1,556,068,098.32
Total	271,175,945.2	$4,643,333,868.40
AIG Focused Growth Fund
Class A	18,294,388.41	$616,155,001.48
Class C	1,730,861.43	$52,583,570.24
Class W	1,292,748.897	$44,819,604.26
Total	21,317,998.73	$713,558,175.98
AIG Select Dividend Growth Fund
Class A	1,927,925.994	$37,054,737.60
Class C	247,984.805	$4,743,949.32
Class W	1,504,670.988	$28,784,356.00
Total	3,680,581.787	$70,583,042.92
AIG Senior Floating Rate Fund
Class A	12,686,374.92	$98,573,133.11
Class C	4,480,278.597	$34,766,961.91
Class W	1,810,998.608	$14,107,679.16
Total	18,977,652.12	$147,447,774.18
AIG U.S. Government Securities Fund
Class A	11,778,794.75	$108,600,487.62
Class C	805,243.602	$7,408,241.14
Total	12,584,038.36	$116,008,728.76

As of the Record Date, the Officers and Directors of the Target Funds owned less than 1% of any class of any Target Fund. As of the Record Date, the Officers and Trustees of the Touchstone Funds owned less than 1% of any class of any Acquiring Fund that is an Operating Fund. For each Fund, the following tables set forth the percentage of ownership of each person who, as of the Record Date, owns of record, or is known by the Fund to own of record or beneficially, 5% or more of the indicated class of shares of the Fund. The tables also set forth the estimated percentage of shares of each class of a Fund that would have been owned by such parties assuming the Fund’s Reorganization(s) had occurred on the Record Date. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act and may be able to determine the outcome of a shareholder meeting. Such control may affect the voting rights of other shareholders.

C-1

Fund and Share Class	Name and Address	Number of Shares	Percentage of Ownership of Class of Target Fund before the Reorganization	Percentage of Ownership of Class of the Acquiring Fund after the Reorganization
AIG Focused Dividend Strategy Fund
Class A	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	10,199,846.91	9.55%	10.39%
Class A	WELLS FARGO CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	13,102,959.04	12.27%	11.65%
Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH, INC. FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: SERVICE TEAM SEC# 97WX2 4800 DEER LAKE DRIVE EAST 2ND FLOOR JACKSONVILLE FL 32246-6484	18,415,213.44	17.24%	16.35%
Class A	MORGAN STANLEY SMITH BARNEY FOR EXCLUSIVE BENEFIT OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	9,428,177.595	8.83%	9.18%
Class A	CHARLES SCHWAB & CO INC. SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND OPERATIONS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5,808,500.619	5.44%	4.87%
Class B	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	2,015,873.714	19.34%	10.39%
Class B	WELLS FARGO CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	798,225.406	7.66%	11.65%
Class B	AMERICAN ENTERPRISE INVESTMENTS INC. OMNIBUS # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	1,032,793.976	9.91%	0.86%
Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH, INC. FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: SERVICE TEAM SEC# 97WX3 4800 DEER LAKE DRIVE EAST 2ND FLOOR JACKSONVILLE FL 32246-6484	1,095,763.451	10.51%	16.35%
Class B	MORGAN STANLEY SMITH BARNEY FOR EXCLUSIVE BENEFIT OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	1,540,185.773	14.78%	9.18%
Class C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	7,681,703.943	12.15%	12.15%
Class C	LPL FINANCIAL A/C 1000-0005 4701 EXECUTIVE DR SAN DIEGO CA 92121	3,980,264.017	6.30%	6.27%
Class C	WELLS FARGO CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	18,003,843.81	28.48%	28.35%
Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH, INC. FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: SERVICE TEAM SEC# 97WX4 4800 DEER LAKE DRIVE EAST 2ND FLOOR JACKSONVILLE FL 32246-6484	3,672,208.957	5.81%	5.78%
Class C	UBS WM USA SPEC CDY A/C BEN CUST UBSFSI OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD FL 5 WEEHAWKEN NJ 07086-6761	3,245,831.463	5.13%	5.32%
Class C	RAYMOND JAMES & ASSOCIATES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	4,807,294.755	7.60%	7.57%
Class C	MORGAN STANLEY SMITH BARNEY FOR EXCLUSIVE BENEFIT OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	5,724,039.134	9.05%	9.01%
Class C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND OPERATIONS 211 MAIN ST SAN FRANCISCO CA 94105-1905	3,781,034.529	5.98%	5.95%
Class W	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	6,622,597.505	7.30%	7.17%
Class W	WELLS FARGO CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	13,409,815.15	14.78%	14.51%
Class W	MERRILL LYNCH, PIERCE, FENNER & SMITH, INC. FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: SERVICE TEAM SEC# 97ME8 4800 DEER LAKE DRIVE EAST 2ND FLOOR JACKSONVILLE FL 32246-6484	18,610,241.76	20.51%	20.14%
Class W	UBS WM USA SPEC CDY A/C BEN CUST UBSFSI OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD FL 5 WEEHAWKEN NJ 07086-6761	10,621,931.66	11.71%	11.49%
Class W	RAYMOND JAMES & ASSOCIATES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6,917,742.368	7.62%	7.49%
Class W	MORGAN STANLEY SMITH BARNEY FOR EXCLUSIVE BENEFIT OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	8,513,277.272	9.38%	9.21%
AIG Focused Growth Fund
Class A	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	1,651,729.919	9.03%	7.77%
Class A	WELLS FARGO CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	979,601.846	5.35%	7.26%
Class C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	309,247.786	17.87%	12.49%
Class C	LPL FINANCIAL A/C 1000-0005 4701 EXECUTIVE DR SAN DIEGO CA 92121	112,450.037	6.50%	16.76%
Class C	WELLS FARGO CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	281,416.297	16.26%	5.90%
Class W	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	269,420.934	20.84%	6.23%
Class W	LPL FINANCIAL A/C 1000-0005 4701 EXECUTIVE DR SAN DIEGO CA 92121	86,853.641	6.72%	2.40%
Class W	WELLS FARGO CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	143,261.893	11.08%	0.57%
Class W	UBS WM USA SPEC CDY A/C BEN CUST UBSFSI OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD FL 5 WEEHAWKEN NJ 07086-6761	212,005.874	16.40%	4.72%
Class W	RAYMOND JAMES & ASSOCIATES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	99,656.188	7.71%	2.47%
Class W	MORGAN STANLEY SMITH BARNEY FOR EXCLUSIVE BENEFIT OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	72,029.206	5.57%	27.18%
Class W	CHARLES SCHWAB & CO INC. SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND OPERATIONS 211 MAIN ST SAN FRANCISCO CA 94105-1905	82,871.957	6.41%	23.39%
AIG Select Dividend Growth Fund
Class A	AIG MULTI-ASSET ALLOCATION FUND ATTN GREG KINGSTON 2929 ALLEN PKWY # A8-10 HOUSTON TX 77019-7100	878,311.802	45.56%	0.82%
Class A	AIG ACTIVE ALLOCATION FUND ATTN GREG KINGSTON 2929 ALLEN PKWY # A8-10 HOUSTON TX 77019-7100	540,304.29	28.03%	0.51%
Class A	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	178,688.618	9.27%	10.39%
Class C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	29,083.536	11.73%	12.15%
Class C	OPPENHEIMER & CO INC. FBO WILLIAM & KATHLEEN NICHOLSON REVOCABLE TRUST DTD 12/01/2011 WILLIAM & KATHLEEN NICHOLSON TTEES 14589 NW LARSON RD PORTLAND OR 97231-2320	15,263.254	6.15%	0.03%
Class C	UBS WM USA SPEC CDY A/C BEN CUST UBSFSI OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD FL 5 WEEHAWKEN NJ 07086-6761	119,732.635	48.28%	5.32%
Class W	LPL FINANCIAL A/C 1000-0005 4701 EXECUTIVE DR SAN DIEGO CA 92121	209,537.524	13.93%	0.25%
AIG Senior Floating Rate Fund
Class A	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	1,093,457.112	8.62%	8.39%
Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH, INC. FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: SERVICE TEAM SEC# 97MA2 4800 DEER LAKE DRIVE EAST 2ND FLOOR JACKSONVILLE FL 32246-6484	1,222,824.541	9.64%	8.92%
Class A	MORGAN STANLEY SMITH BARNEY FOR EXCLUSIVE BENEFIT OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	684,397.262	5.39%	7.15%
Class C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	259,241.308	5.79%	5.97%
Class C	WELLS FARGO CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	335,657.769	7.49%	7.17%
Class C	UBS WM USA SPEC CDY A/C BEN CUST UBSFSI OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD FL 5 WEEHAWKEN NJ 07086-6761	236,395.947	5.28%	5.41%
Class C	MORGAN STANLEY SMITH BARNEY FOR EXCLUSIVE BENEFIT OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	347,032.821	7.75%	8.38%
Class W	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	313,602.48	17.32%	7.15%
Class W	LPL FINANCIAL A/C 1000-0005 4701 EXECUTIVE DR SAN DIEGO CA 92121	194,314.156	10.73%	3.96%
Class W	WELLS FARGO CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	275,835.553	15.23%	3.26%

C-2

Fund and Share Class	Name and Address	Number of Shares	Percentage of Ownership of Class of Target Fund before the Reorganization	Percentage of Ownership of Class of the Acquiring Fund after the Reorganization
Class W	UBS WM USA SPEC CDY A/C BEN CUST UBSFSI OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD FL 5 WEEHAWKEN NJ 07086-6761	400,110.704	22.09%	10.40%
Class W	MORGAN STANLEY SMITH BARNEY FOR EXCLUSIVE BENEFIT OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	411,763.293	22.74%	47.74
AIG U.S. Government Securities Fund
Class A	AIG MULTI – ASSET ALLOCATION FUND ATTN GREG KINGSTON 2929 ALLEN PKWY # A8-10 HOUSTON TX 77019-7100	2,179,168.15	18.50%	8.65%
Class A	AIG ACTIVE ALLOCATION FUND ATTN GREG KINGSTON 2929 ALLEN PKWY # A8-10 HOUSTON TX 77019-7100	2,399,502.395	20.37%	9.53%
Class A	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	854,035.312	7.25%	7.72%
Class C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	169,181.161	21.01%	19.23%
Class C	WELLS FARGO CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	213,734.169	26.54%	22.77%
Class C	RAYMOND JAMES & ASSOCIATES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	52,518.397	6.52%	8.24%
Touchstone Dividend Equity Fund
Class A		-	-	-
	No shares as of Record Date
Class C		-	-	-
	No shares as of Record Date
Class Y		-	-	-
	No shares as of Record Date
Touchstone Credit Opportunities Fund
Class A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	228,270.722	28.91%	7.15%
	UBS WM USA FBO 0O0 11011 6100 SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	149,642.618	18.95%	1.41%
	OPPENHEIMER & CO. INC. FBO ABJ LLC 62 CAPTAINS NECK LN SOUTHAMPTON NY 11968	98815.000	12.51%	0.93%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105	83,651.529	10.59%	0.79%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399	43,962.426	5.57%	8.39%
Class C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716	65,265.825	32.99%	1.74%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	38,864.267	19.64%	8.38%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105	24,000.311	12.13%	0.64%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399	18,158.73	9.18%	5.97%
	UBS WM USA FBO 0O0 11011 6100 SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	15,399.669	7.78%	5.41%
Class Y	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	2,811,035.472	55.02%	47.74%
	NATIONAL FINANCIAL SERVICES CORP (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	1,071,882.76	20.98%	16.37%
	UBS WM USA FBO 0O0 11011 6100 SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	375,252.769	7.35%	10.40%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105	305,567.842	5.98%	4.67%
Touchstone Active Bond Fund
Class A	Pershing LLC 1 Pershing Plaza Jersey City NJ 07399-022	913,927.649	8.12%	7.72%
Class C	WELLS FARGO CLEARING SERVICES A/C 1699-0135 2801 MARKET STREET SAINT LOUIS, MO 63103	76,823.915	16.90%	22.77%
	Pershing LLC 1 Pershing Plaza Jersey City NJ 07399-022	75,236.514	16.55%	19.23%
	LPL Financial A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	65,498.447	14.41%	5.48%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG, FL 33716	50,491.717	11.11%	8.24%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105	42,434.342	9.34%	3.55%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	28,891.492	6.36%	2.42%
Touchstone Sands Capital Select Growth Fund
Class A	MLPF & S THE SOLE BENEFIT OF FOR IT'S CUSTOMERS ATTN FUND ADMISTRATION 4800 DEER LAKE DR EAST-2ND FLR JACKSONVILLE FL 32246	2,898,018.007	26.56%	6.40%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	2,296,319.939	21.05%	5.07%
	WELLS FARGO CLEARING SERVICES A/C 1699-0135 2801 MARKET STREET SAINT LOUIS, MO 63103	1,446,682.942	13.26%	7.26%
Class C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	532,531.529	24.98%	9.37%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716	409,524.558	19.21%	7.21%
	WELLS FARGO CLEARING SERVICES A/C 1699-0135 2801 MARKET STREET SAINT LOUIS, MO 63103	374,222.186	17.55%	16.76%
	UBS WM USA FBO 0O0 11011 6100 SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	166,291.096	7.80%	2.93%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105	134,354.761	6.30%	2.36%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO 41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	127,198.923	5.97%	2.24%
Class Y	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	23,943,195.683	27.74%	27.18%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105	12,744,042.594	14.77%	23.39%
	NATIONAL FINANCIAL SERVICES CORP (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	9,602,467.214	11.13%	10.84%
	MLPF & S THE SOLE BENEFIT OF FOR IT'S CUSTOMERS ATTN FUND ADMISTRATION 4800 DEER LAKE DR EAST-2ND FLR JACKSONVILLE FL 32246	8,181,332.253	9.48%	9.24%
	CHARLES SCHWAB CO INC ATTN MUTUAL FUNDS TEAM S 4500 CHERRY CREEK 3 DR S FL DENVER CO 80209-0000	7,823,409.321	9.06%	23.39%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399	5,049,066.56	5.85%	6.23%

C-3

Exhibit D

Prior Performance for Similar Accounts Managed by Fort Washington Investment Advisors, Inc. (“Fort Washington”)

The following table sets forth composite performance data relating to the historical performance of all accounts managed by Fort Washington for the periods indicated with investment objectives, policies, strategies, and risks substantially similar to those of the Touchstone Dividend Equity Fund (the “Fund”). The Fund is newly formed and will commence operations following the completion of the reorganization of each of the AIG Focused Dividend Strategy Fund and AIG Select Dividend Growth Fund, each a series of SunAmerica Series, Inc., into the Fund, which is expected to occur on or about July 16, 2021. The performance and accounting history of the AIG Focused Dividend Strategy Fund (the “Predecessor Fund”) will be assumed by the Fund. The data is provided to illustrate the past performance of Fort Washington in managing substantially similar accounts as measured against market indices and does not represent the performance of the Fund.

The following performance information is not the Touchstone Dividend Equity Fund’s performance (or the Target Funds’ performance), should not be considered indicative of the past or future performance of the Touchstone Dividend Equity Fund, and should not be considered a substitute for the Touchstone Dividend Equity Fund’s performance.

Average Annual Total Returns

For the periods ended December 31, 2020

	1 Year	5 Years
Fort Washington Enhanced Dividend Composite (Gross)*	10.37%	13.23%
Fort Washington Enhanced Dividend Composite (Net)*	10.26%	13.17%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	2.80%	9.74%

*	The inception date for the Composite is December 31, 2015.

The Fort Washington Enhanced Dividend Composite (the “Composite”) represents the investment performance track record of Fort Washington's enhanced dividend strategy, which is the strategy that will be used to manage the Touchstone Dividend Equity Fund. The accounts comprising the Composite are not subject to the same types of expenses to which the Touchstone Divided Equity Fund is subject, certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. Thus, the performance results for the accounts could have been adversely affected if the accounts had been regulated as investment companies under federal securities and tax laws. The method for computing historical performance information for the Composite differs from the U.S. Securities and Exchange Commission's method for computing the historical performance of the Fund.

The Composite’s returns shown above are presented gross and net of management fees and include the reinvestment of all income. Gross returns will be reduced by investment advisory fees and other expenses that may be incurred in the management of the account. Net of fee performance was calculated using the actual management fees charged. Individual portfolio returns are calculated on a daily valuation basis. These fees and expenses are not reflective of the fees and expenses of the Touchstone Dividend Equity Fund and may vary depending on, among other things, the applicable fee schedule and portfolio size. All returns are expressed in U.S. dollars. The Touchstone Dividend Equity Fund’s fees are reflected in its fee table in the "Summary" section of this prospectus.

D-1

The performance of the Composite was prepared in accordance with industry best practices. The Composite performance information is intended to illustrate past performance for substantially similarly managed accounts by Fort Washington. Past performance of the Composite is not indicative of future results. As with any investment there is always the potential for gains as well as the possibility of losses. The Composite performance information presented herein has been calculated and provided by the Touchstone Dividend Equity Fund's sub-advisor. Although the performance is believed to be reliable, Touchstone Advisors, Inc. (“Touchstone Advisors”) does not guarantee or make any warranty, express or implied, as to the accuracy or completeness of such information. To the extent permitted by federal securities laws and/or other applicable law, Touchstone Advisors shall not have any liability arising out of the reliance by any person on the performance information. The foregoing disclosures should not be read to suggest any waiver of any rights conferred by federal or state securities law.

D-2

The information contained in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION,

DATED April 16, 2021

STATEMENT OF ADDITIONAL INFORMATION
RELATING TO THE REORGANIZATIONS OF THE
TARGET FUNDS AND ACQUIRING FUNDS
(AS DEFINED BELOW)

TOUCHSTONE FUNDS GROUP TRUST

303 Broadway, Suite 1100
Cincinnati, Ohio 45202
800.543.0407

and

SunAmerica Specialty Series

SunAmerica Senior Floating Rate Fund, Inc.

SUNAMERICA SERIES, INC.

SunAmerica Income Funds

Harborside 5, 185 Hudson St., Suite 3300
Jersey City, NJ 07311-4992
800.858.8850

April 16, 2021

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Joint Proxy Statement/Prospectus dated April 16, 2021 relating specifically to the reorganization of each respective series listed in the table below under the heading Target Funds (each, a “Target Fund” and collectively, the “Target Funds”), each a series of the registered investment company listed in the table below under the heading Registrants (each, a “Registrant” and collectively, the “Registrants”), into a corresponding mutual fund advised by Touchstone Advisors, Inc. (“Touchstone Advisors”) as set forth in the table below under the heading Acquiring Funds (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”).

1

Target Funds

Registrants		Acquiring Funds
SunAmerica Series, Inc., a Maryland corporation	AIG Focused Dividend Strategy Fund	Touchstone Dividend Equity Fund, a newly created series of Touchstone Funds Group Trust
SunAmerica Specialty Series, a Delaware statutory trust	AIG Focused Growth Fund	Touchstone Sands Capital Select Growth Fund, a series of Touchstone Funds Group Trust
SunAmerica Series, Inc., a Maryland corporation	AIG Select Dividend Growth Fund	Touchstone Dividend Equity Fund, a newly created series of Touchstone Funds Group Trust
SunAmerica Senior Floating Rate Fund, Inc., a Maryland corporation	AIG Senior Floating Rate Fund	Touchstone Credit Opportunities Fund, a series of Touchstone Funds Group Trust
SunAmerica Income Funds, a Massachusetts business trust	AIG U.S. Government Securities Fund	Touchstone Active Bond Fund, a series of Touchstone Funds Group Trust

This SAI and the related Joint Proxy Statement/Prospectus are provided for use in connection with the joint special meeting of shareholders of the Target Funds to be held virtually on June 10, 2021 at 3:00 p.m., Eastern time, and any adjournment or postponement thereof (the “Special Meeting”). At the Special Meeting, shareholders of each Target Fund will be asked to approve the reorganization (the “Reorganization”) of such Target Fund into the corresponding Acquiring Fund as described in the Joint Proxy Statement/Prospectus. The Target Funds and the Acquiring Funds are referred to herein individually as a “Fund” and collectively as the “Funds.” Copies of the Joint Proxy Statement/Prospectus may be obtained at no charge by calling or writing to AIG Fund Services, Inc. or Touchstone Funds Group Trust at the addresses or telephone number shown above.

Further information about the Funds is contained in each Fund’s Statement of Additional Information. The Acquiring Funds’ Statement of Additional Information, dated January 30, 2021, (as filed January 27, 2021) (File No. 811-08104), as supplemented through the date of this SAI, is incorporated herein by reference only insofar as it relates to the Acquiring Funds. Each Target Fund’s Statement of Additional Information, dated February 26, 2021 (as filed February 26, 2021) (File No. 811-21482), February 26, 2021 (as filed February 26, 2021) (File No. 811-07797), April 30, 2020 (as filed April 27, 2020) (File No. 811-08727), and July 29, 2020 (as filed July 28, 2020) (File No. 811-04708), as supplemented through the date of this SAI, is incorporated herein by reference only insofar as it relates to such Target Fund. No other parts are incorporated by reference herein.

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The audited financial statements and related independent registered public accounting firm’s report for the Touchstone Active Bond Fund, Touchstone Credit Opportunities Fund and Touchstone Sands Capital Select Growth Fund are contained in the Acquiring Funds’ Annual Report for the fiscal year ended September 30, 2020 (as filed December 1, 2020) (File No. 811-08104), each of which is incorporated herein by reference only insofar as they relate to the Acquiring Funds. No other parts of the Acquiring Funds’ Annual Report or Semi-Annual Report are incorporated by reference herein.

The audited financial statements and related independent registered public accounting firm’s report for the Target Funds are contained in the Target Funds’ Annual Report for the fiscal year ended (i) October 31, 2020 (as filed January 7, 2021) (File No. 811-21482) with respect to the AIG Focused Growth Fund, (ii) December 31, 2020 (as filed March 3, 2021) (File No. 811-08727) with respect to the AIG Senior Floating Rate Fund, (iii) March 31, 2020 (as filed June 8, 2020) (File No. 811-04708) with respect to the AIG U.S. Government Securities Fund, and the Semi-Annual Report for the six-month period ended September 30, 2020 (as filed December 8, 2020) (File No. 811-04708), and (iv) October 31, 2020 (as filed January 7, 2021) (File No. 811-07797) with respect to the AIG Focused Dividend Strategy Fund and AIG Select Dividend Growth Fund, each of which is incorporated herein by reference only insofar as they relate to such Target Funds. No other parts of a Target Fund’s Annual Report or Semi-Annual Report are incorporated by reference herein.

The financial statements of the Touchstone Active Bond Fund, Touchstone Credit Opportunities Fund and Touchstone Sands Capital Select Growth Fund, in their respective annual reports dated September 30, 2020 were audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their report thereon and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

Supplemental Financial Information

A table showing the fees of the Acquiring Fund and the Target Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Annual Fund Operating Expenses” tables in each “Summary” section of the Joint Proxy Statement/Prospectus.

The Reorganization will not result in a material change to any Target Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring Fund. In particular, each security held by each Target Fund is eligible to be held by the corresponding Acquiring Fund. As a result, a schedule of investments of each Target Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, following the Reorganization, changes to the Acquiring Fund’s portfolios are expected to be made.

A narrative description of the material differences between the accounting policies of the Target Funds and the Acquiring Funds is included below.

Touchstone Advisors’ accounting policies differ from SunAmerica’s policies in that Touchstone Advisors utilizes different vendors for certain pricing data. Touchstone Advisors utilizes the following vendors for various types of pricing information, as noted: (i) IHS Markit for pricing loans and swaps, (ii) ICE Data Service for foreign fair value factors, (iii) PricingDirect for pricing of CLOs and CDOs, and (iv) Bloomberg for pricing futures. While these vendors are different from those utilized by SunAmerica, they are widely utilized in the industry, they are reputable vendors, and their inputs and methodologies do not differ greatly. Also, for unlisted warrants, Touchstone Advisors use a manual price generally based on a Black Scholes Model, while SunAmerica uses an imputed price.

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In addition to the differences identified above, there are other differences between the valuation policies and procedures with respect to asset classes not typically held by the Target Funds. For example, while neither the Target Funds nor the Acquiring Funds typically hold private equity investments, the Acquiring Funds' policies and procedures do not provide for methodologies used to fair value certain private securities, such as private equity investments, while the Target Funds' policies and procedures provide various methods (market, income and cost approaches) to fair value such private securities.

The date of this Statement of Additional Information is April 16, 2021

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